As filed with the Securities and Exchange Commission on February 28, 2011.

Registration Nos. 2-99356

811-04367

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 120	☒
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 121	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

617-426-3750

(Registrant’s Telephone Number, Including Area Code)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

with a copy to:

John M. Loder, Esq.	Bruce A. Rosenblum, Esq.
Ropes & Gray LLP	K&L Gates LLP
800 Boylston Street	1601 K St, N.W., Suite 1200
Boston, Massachusetts 02199	Washington, DC, 20006-1600

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund and Columbia Rhode Island Intermediate Municipal Bond Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Columbia California Tax-Exempt Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	CLMPX
Class B Shares	CCABX
Class C Shares	CCAOX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia California Tax-Exempt Fund

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.47%		0.47%		0.47%
Distribution and/or service (Rule 12b-1) fees	0.24%		0.99%		0.99%
Other expenses	0.18	%(e)	0.18	%(e)	0.18	%(e)
Total annual Fund operating expenses	0.89%		1.64%		1.64%
Fee waivers and/or reimbursements(f)	-0.10%		-0.10%		-0.10%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.79%		1.54%		1.54%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$552	$736	$935	$1,510
Class B Shares
Assuming no redemption of shares	$157	$508	$882	$1,735
Assuming complete redemption of shares at the end of the period	$657	$808	$1,082	$1,735
Class C Shares
Assuming no redemption of shares	$157	$508	$882	$1,935
Assuming complete redemption of shares at the end of the period	$257	$508	$882	$1,935

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

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Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are

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subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

•

Zero-Coupon Bonds Risk – Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	10.08%
Worst:	4th quarter 2010:	-6.21%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund’s sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

	1 year	5 years	10 years
Class A shares returns before taxes	-2.59%	2.09%	3.57%
Class A shares returns after taxes on distributions	-2.87%	1.98%	3.43%
Class A shares returns after taxes on distributions and sale of Fund shares	0.16%	2.38%	3.62%
Class B shares returns before taxes	-3.30%	1.98%	3.31%
Class C shares returns before taxes	0.85%	2.62%	3.61%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.97%	3.66%	4.64%
Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes)	1.82%	2.34%	3.57%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Catherine Stienstra Manager. Service with the Fund since October 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class B and Class C shares. The minimum additional investment for Class A, Class B and Class C shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

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In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

13

Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Catherine Stienstra

Manager. Service with the Fund since October 2010.

Director and Senior Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2007. Sector Leader of the Adviser’s Municipal Bond Team from 2007 to 2010. Prior to 2007, Ms. Stienstra was employed by FAF Advisors, Inc. (formerly USBancorp Asset Management) from 1998 to 2007, where she was a Director and Senior Portfolio Manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

14

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

16

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

17

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

18

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

23

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

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Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

29

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

32

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

34

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

35

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

36

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund - The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund - The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund - The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund - The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund- The annual distribution fee shall be 0.65% of the average daily net assets

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of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid

45

such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A

57

shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

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Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•     your name

•     the name of the Fund(s)

•     your account number the class of shares to be exchanged or sold

•     your social security number (SSN) or other taxpayer identification number (TIN)

•     the dollar amount or number of shares you want to exchange or sell

•     specific instructions regarding delivery or exchange destination

•     signature(s) of registered account owner(s)

•     any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia California Tax-Exempt Fund—Class A Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.30	$6.71	$7.55	$7.74	$7.59
Income from Investment Operations:
Net investment income(a)	0.32	0.31	0.30	0.30	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.36	0.59	(0.79)	(0.16)	0.18
Total from investment operations	0.68	0.90	(0.49)	0.14	0.49
Less Distributions to Shareholders:
From net investment income	(0.32)	(0.30)	(0.31)	(0.30)	(0.31)
From net realized gains	(0.02)	(0.01)	(0.04)	(0.03)	(0.03)
Total distributions to shareholders	(0.34)	(0.31)	(0.35)	(0.33)	(0.34)
Increase from regulatory settlements	—	— (b)	—	—	—
Net Asset Value, End of Period	$7.64	$7.30	$6.71	$7.55	$7.74
Total return(c)(d)	9.52%	13.76%	(6.80)%	1.86%	6.61%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.84%	0.84%	0.84%	0.83%	0.83%
Waiver/Reimbursement	0.03%	0.02%	0.01%	0.03%	0.02%
Net investment income(e)	4.25%	4.38%	4.14%	3.99%	4.04%
Portfolio turnover rate	12%	14%	12%	12%	10%
Net assets, end of period (000s)	$259,552	$265,594	$263,220	$281,254	$292,740

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia California Tax-Exempt Fund—Class B Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.30	$6.71	$7.55	$7.74	$7.59
Income from Investment Operations:
Net investment income(a)	0.26	0.26	0.25	0.25	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.36	0.59	(0.80)	(0.17)	0.18
Total from investment operations	0.62	0.85	(0.55)	0.08	0.43
Less Distributions to Shareholders:
From net investment income	(0.26)	(0.25)	(0.25)	(0.24)	(0.25)
From net realized gains	(0.02)	(0.01)	(0.04)	(0.03)	(0.03)
Total distributions to shareholders	(0.28)	(0.26)	(0.29)	(0.27)	(0.28)
Increase from regulatory settlements	—	— (b)	—	—	—
Net Asset Value, End of Period	$7.64	$7.30	$6.71	$7.55	$7.74
Total return(c)(d)	8.71%	12.92%	(7.49)%	1.10%	5.82%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	1.59%	1.59%	1.59%	1.58%	1.58%
Waiver/Reimbursement	0.03%	0.02%	0.01%	0.03%	0.02%
Net investment income(e)	3.52%	3.65%	3.38%	3.25%	3.29%
Portfolio turnover rate	12%	14%	12%	12%	10%
Net assets, end of period (000s)	$2,095	$5,377	$9,740	$16,123	$24,004

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia California Tax-Exempt Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.30	$6.71	$7.55	$7.74	$7.59
Income from Investment Operations:
Net investment income(a)	0.28	0.28	0.27	0.27	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	0.37	0.59	(0.80)	(0.16)	0.18
Total from investment operations	0.65	0.87	(0.53)	0.11	0.45
Less Distributions to Shareholders:
From net investment income	(0.29)	(0.27)	(0.27)	(0.27)	(0.27)
From net realized gains	(0.02)	(0.01)	(0.04)	(0.03)	(0.03)
Total distributions to shareholders	(0.31)	(0.28)	(0.31)	(0.30)	(0.30)
Increase from regulatory settlements	—	— (b)	—	—	—
Net Asset Value, End of Period	$7.64	$7.30	$6.71	$7.55	$7.74
Total return(c)(d)	9.03%	13.25%	(7.22)%	1.40%	6.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	1.29%	1.29%	1.29%	1.28%	1.28%
Waiver/Reimbursement	0.33%	0.32%	0.31%	0.33%	0.32%
Net investment income(e)	3.79%	3.91%	3.69%	3.54%	3.59%
Portfolio turnover rate	12%	14%	12%	12%	10%
Net assets, end of period (000s)	$32,080	$28,928	$21,899	$16,765	$16,224

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia California Tax-Exempt Fund—Class A Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.79%	-0.74%	$9,926.00	$551.83
2	10.25%	0.89%	3.34%	$10,333.96	$90.16
3	15.76%	0.89%	7.59%	$10,758.69	$93.86
4	21.55%	0.89%	12.01%	$11,200.87	$97.72
5	27.63%	0.89%	16.61%	$11,661.22	$101.74
6	34.01%	0.89%	21.41%	$12,140.50	$105.92
7	40.71%	0.89%	26.39%	$12,639.48	$110.27
8	47.75%	0.89%	31.59%	$13,158.96	$114.80
9	55.13%	0.89%	37.00%	$13,699.79	$119.52
10	62.89%	0.89%	42.63%	$14,262.85	$124.43
Total Gain After Fees and Expenses				$4,262.85
Total Annual Fees and Expenses Paid					$1,510.25

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia California Tax-Exempt Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.64%	6.94%	$10,693.63	$172.52
3	15.76%	1.64%	10.53%	$11,052.93	$178.32
4	21.55%	1.64%	14.24%	$11,424.31	$184.31
5	27.63%	1.64%	18.08%	$11,808.17	$190.51
6	34.01%	1.64%	22.05%	$12,204.92	$196.91
7	40.71%	1.64%	26.15%	$12,615.01	$203.52
8	47.75%	1.64%	30.39%	$13,038.87	$210.36
9	55.13%	0.89%	35.75%	$13,574.77	$118.43
10	62.89%	0.89%	41.33%	$14,132.69	$123.30
Total Gain After Fees and Expenses				$4,132.69
Total Annual Fees and Expenses Paid					$1,734.84

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Tax-Exempt Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.64%	6.94%	$10,693.63	$172.52
3	15.76%	1.64%	10.53%	$11,052.93	$178.32
4	21.55%	1.64%	14.24%	$11,424.31	$184.31
5	27.63%	1.64%	18.08%	$11,808.17	$190.51
6	34.01%	1.64%	22.05%	$12,204.92	$196.91
7	40.71%	1.64%	26.15%	$12,615.01	$203.52
8	47.75%	1.64%	30.39%	$13,038.87	$210.36
9	55.13%	1.64%	34.77%	$13,476.98	$217.43
10	62.89%	1.64%	39.30%	$13,929.80	$224.74
Total Gain After Fees and Expenses				$3,929.80
Total Annual Fees and Expenses Paid					$1,935.28

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

68

Columbia California Tax-Exempt Fund

Class A, Class B and Class C Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1006-99 A (3/11)

Columbia California Tax-Exempt Fund

Prospectus March 1, 2011

Class	Ticker Symbol
Class Z Shares	CCAZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia California Tax-Exempt Fund

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and California individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees(a)	0.47%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.18	%(b)
Total annual Fund operating expenses	0.65%
Fee waivers and/or reimbursements(c)	-0.10%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.55%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.55% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$56	$198	$352	$801

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and California individual income tax. These securities are issued by the State of California and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are

6

subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

•

Zero-Coupon Bonds Risk – Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of Class A shares (the oldest existing Fund class) for periods prior to September 19, 2005, the date on which Class Z shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	10.15%
Worst:	4th quarter 2010:	-6.16%

8

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital California Municipal Bond Index and the Lipper California Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital California Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of California. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund’s sole benchmark. The Fund added the Barclays Capital California Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital California Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in California and therefore provides an additional useful performance comparison. The Lipper California Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

	1 year	5 years	10 years
Class Z shares returns before taxes	2.51%	3.33%	4.21%
Class Z shares returns after taxes on distributions	2.22%	3.22%	4.06%
Class Z shares returns after taxes on distributions and sale of Fund shares	3.66%	3.49%	4.20%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital California Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.97%	3.66%	4.64%
Lipper California Municipal Debt Funds Classification (reflects no deductions for taxes)	1.82%	2.34%	3.57%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

9

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Catherine Stienstra Manager. Service with the Fund since October 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

11

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

12

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Catherine Stienstra

Manager. Service with the Fund since October 2010.

Director and Senior Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2007. Sector Leader of the Adviser’s Municipal Bond Team from 2007 to 2010. Prior to 2007, Ms. Stienstra was employed by FAF Advisors, Inc. (formerly USBancorp Asset Management) from 1998 to 2007, where she was a Director and Senior Portfolio Manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.55% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

17

of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your

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accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Additional Investments	$100		$50
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

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to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

30

not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•      your name

•      the name of the Fund(s)

•      your account number the class of shares to be exchanged or sold

•      your social security number (SSN) or other taxpayer identification number (TIN)

•      the dollar amount or number of shares you want to exchange or sell

•      specific instructions regarding delivery or exchange destination

•      signature(s) of registered account owner(s)

•      any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

35

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia California Tax-Exempt Fund—Class Z Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.30	$6.71	$7.55	$7.74	$7.59
Income from Investment Operations:
Net investment income(a)	0.33	0.32	0.32	0.32	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.37	0.60	(0.80)	(0.16)	0.19
Total from investment operations	0.70	0.92	(0.48)	0.16	0.51
Less Distributions to Shareholders:
From net investment income	(0.34)	(0.32)	(0.32)	(0.32)	(0.33)
From net realized gains	(0.02)	(0.01)	(0.04)	(0.03)	(0.03)
Total distributions to shareholders	(0.36)	(0.33)	(0.36)	(0.35)	(0.36)
Increase from regulatory settlements	—	— (b)	—	—	—
Net Asset Value, End of Period	$7.64	$7.30	$6.71	$7.55	$7.74
Total return(c)(d)	9.78%	14.03%	(6.57)%	2.09%	6.85%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.60%	0.60%	0.60%	0.60%	0.60%
Waiver/Reimbursement	0.03%	0.02%	0.01%	0.03%	0.02%
Net investment income(e)	4.49%	4.61%	4.38%	4.23%	4.26%
Portfolio turnover rate	12%	14%	12%	12%	10%
Net assets, end of period (000s)	$94,541	$107,246	$107,591	$122,941	$123,803

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia California Tax-Exempt Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.65%	8.99%	$10,899.36	$69.37
3	15.76%	0.65%	13.73%	$11,373.48	$72.39
4	21.55%	0.65%	18.68%	$11,868.23	$75.54
5	27.63%	0.65%	23.84%	$12,384.49	$78.82
6	34.01%	0.65%	29.23%	$12,923.22	$82.25
7	40.71%	0.65%	34.85%	$13,485.38	$85.83
8	47.75%	0.65%	40.72%	$14,071.99	$89.56
9	55.13%	0.65%	46.84%	$14,684.12	$93.46
10	62.89%	0.65%	53.23%	$15,322.88	$97.52
Total Gain After Fees and Expenses				$5,322.88
Total Annual Fees and Expenses Paid					$800.96

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

38

Columbia California Tax-Exempt Fund

Class Z Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1008-99 A (3/11)

Columbia Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	LITAX
Class B Shares	LITBX
Class C Shares	LITCX
Class T Shares	GIMAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A		4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	3.00	%(b)	1.00	%(c)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Management fees(d)	0.45%		0.45%		0.45%		0.45%
Distribution and/or service (Rule 12b-1) fees	0.20%		0.85%		0.85%		0.00%
Other expenses	0.22	%(e)	0.22	%(e)	0.22	%(e)	0.37	%(e)
Total annual Fund operating expenses	0.87%		1.52%		1.52%		0.82%
Fee waivers and/or reimbursements(f)	-0.13%		-0.13%		-0.13%		-0.13%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.74%		1.39%		1.39%		0.69%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.74%, 1.39%, 1.39% and 0.69% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$398	$581	$779	$1,351
Class B Shares
Assuming no redemption of shares	$142	$468	$817	$1,626
Assuming complete redemption of shares at the end of the period	$442	$668	$817	$1,626
Class C Shares
Assuming no redemption of shares	$142	$468	$817	$1,801
Assuming complete redemption of shares at the end of the period	$242	$468	$817	$1,801
Class T Shares	$542	$712	$896	$1,429

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation

5

bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

6

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to November 25, 2002 would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	6.15%
Worst:	4th quarter 2010:	-3.39%

8

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class A shares returns before taxes	-0.77%	2.70%	3.28%
Class A shares returns after taxes on distributions	-0.77%	2.70%	3.27%
Class A shares returns after taxes on distributions and sale of Fund shares	0.71%	2.83%	3.33%
Class B shares returns before taxes	-1.02%	2.71%	3.11%
Class C shares returns before taxes	1.42%	3.17%	3.48%
Class T shares returns before taxes	-2.19%	2.43%	3.32%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

9

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class C and Class T shares. The minimum additional investment for Class A, Class B, Class C and Class T shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and investments in Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.41% of average daily net assets of the Fund.

In September 2010, the Fund’s Board approved an amended investment management services agreement which will have the effect of changing the management fee rate of the Fund. This amended investment management services agreement was approved by Fund shareholders at a meeting on February 15, 2011. The fee changes became effective on March 1, 2011.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.070%
$500 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.74%, 1.39%, 1.39% and 0.69% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

17

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

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Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

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Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

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(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

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Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

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Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

29

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

30

Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

31

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

32

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

33

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

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•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets

39

of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid

45

such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

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Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•      your name

•      the name of the Fund(s)

•      your account number the class of shares to be exchanged or sold

•      your social security number (SSN) or other taxpayer identification number (TIN)

•      the dollar amount or number of shares you want to exchange or sell

•      specific instructions regarding delivery or exchange destination

•      signature(s) of registered account owner(s)

•      any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Intermediate Municipal Bond Fund—Class A Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.22	$9.62		$10.22		$10.39		$10.31
Income from Investment Operations:
Net investment income(a)	0.36	0.37		0.38		0.38		0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.36	0.60		(0.60)		(0.17)		0.10
Total from investment operations	0.72	0.97		(0.22)		0.21		0.48
Less Distributions to Shareholders:
From net investment income	(0.36)	(0.37)		(0.38)		(0.38)		(0.38)
From net realized gains	—	—		—		—		(0.02)
Total distributions to shareholders	(0.36)	(0.37)		(0.38)		(0.38)		(0.40)
Increase from regulatory settlements	— (b)	—	(b)	—		—		—
Net Asset Value, End of Period	$10.58	$10.22		$9.62		$10.22		$10.39
Total return(c)	7.13%	10.19	%(d)	(2.25	)%(d)	2.08	%(d)	4.76	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.75%	0.73%		0.70%		0.70%		0.70%
Waiver/Reimbursement	—	0.01%		0.02%		0.02%		0.05%
Net investment income(e)	3.43%	3.66%		3.76%		3.72%		3.74%
Portfolio turnover rate	13%	23%		14%		25%		18%
Net assets, end of period (000s)	$98,208	$85,642		$78,126		$89,905		$102,899

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Intermediate Municipal Bond Fund—Class B Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.22	$9.62		$10.22		$10.39		$10.31
Income from Investment Operations:
Net investment income(a)	0.29	0.30		0.32		0.32		0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.36	0.60		(0.60)		(0.18)		0.09
Total from investment operations	0.65	0.90		(0.28)		0.14		0.41
Less Distributions to Shareholders:
From net investment income	(0.29)	(0.30)		(0.32)		(0.31)		(0.31)
From net realized gains	—	—		—		—		(0.02)
Total distributions to shareholders	(0.29)	(0.30)		(0.32)		(0.31)		(0.33)
Increase from regulatory settlements	— (b)	—	(b)	—		—		—
Net Asset Value, End of Period	$10.58	$10.22		$9.62		$10.22		$10.39
Total return(c)	6.44%	9.48	%(d)	(2.88	)%(d)	1.42	%(d)	4.09	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	1.40%	1.38%		1.35%		1.35%		1.35%
Waiver/Reimbursement	—	0.01%		0.02%		0.02%		0.05%
Net investment income(e)	2.80%	3.03%		3.11%		3.07%		3.10%
Portfolio turnover rate	13%	23%		14%		25%		18%
Net assets, end of period (000s)	$3,285	$5,294		$5,874		$8,133		$12,203

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Intermediate Municipal Bond Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.22	$9.62	$10.22	$10.39	$10.31
Income from Investment Operations:
Net investment income(a)	0.34	0.35	0.36	0.36	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.36	0.60	(0.60)	(0.17)	0.10
Total from investment operations	0.70	0.95	(0.24)	0.19	0.46
Less Distributions to Shareholders:
From net investment income	(0.34)	(0.35)	(0.36)	(0.36)	(0.36)
From net realized gains	—	—	—	—	(0.02)
Total distributions to shareholders	(0.34)	(0.35)	(0.36)	(0.36)	(0.38)
Increase from regulatory settlements	— (b)	— (b)	—	—	—
Net Asset Value, End of Period	$10.58	$10.22	$9.62	$10.22	$10.39
Total return(c)(d)	6.92%	9.97%	(2.45)%	1.88%	4.55%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.95%	0.93%	0.90%	0.90%	0.90%
Waiver/Reimbursement	0.45%	0.46%	0.47%	0.47%	0.50%
Net investment income(e)	3.23%	3.45%	3.56%	3.52%	3.55%
Portfolio turnover rate	13%	23%	14%	25%	18%
Net assets, end of period (000s)	$21,903	$17,304	$12,625	$10,506	$11,796

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Intermediate Municipal Bond Fund—Class T Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009		Year Ended Octobers 31, 2008		Year Ended October 31, 2007 (a )		Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.22	$9.62		$10.22		$10.39		$10.31
Income from Investment Operations:
Net investment income(b)	0.36	0.37		0.39		0.39		0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.36	0.60		(0.60)		(0.17)		0.10
Total from investment operations	0.72	0.97		(0.21)		0.22		0.49
Less Distributions to Shareholders:
From net investment income	(0.36)	(0.37)		(0.39)		(0.39)		(0.39)
From net realized gains	—	—		—		—		(0.02)
Total distributions to shareholders	(0.36)	(0.37)		(0.39)		(0.39)		(0.41)
Increase from regulatory settlements	— (c)	—	(c)	—		—		—
Net Asset Value, End of Period	$10.58	$10.22		$9.62		$10.22		$10.39
Total return(d)	7.19%	10.25	%(e)	(2.20	)%(e)	2.14	%(e)	4.81	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)	0.70%	0.68%		0.65%		0.65%		0.65%
Waiver/Reimbursement	—	0.01%		0.02%		0.02%		0.05%
Net investment income(f)	3.49%	3.72%		3.81%		3.77%		3.80%
Portfolio turnover rate	13%	23%		14%		25%		18%
Net assets, end of period (000s)	$10,243	$10,462		$10,786		$13,170		$14,998

(a)	On August 8, 2007, Class G shares were exchanged for Class T shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Intermediate Municipal Bond Fund—Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.74%	0.87	%(b)	$10,087.16	$398.12
2	10.25%	0.87%	5.04%		$10,503.75	$89.57
3	15.76%	0.87%	9.38%		$10,937.56	$93.27
4	21.55%	0.87%	13.89%		$11,389.28	$97.12
5	27.63%	0.87%	18.60%		$11,859.66	$101.13
6	34.01%	0.87%	23.49%		$12,349.46	$105.31
7	40.71%	0.87%	28.59%		$12,859.49	$109.66
8	47.75%	0.87%	33.91%		$13,390.59	$114.19
9	55.13%	0.87%	39.44%		$13,943.62	$118.90
10	62.89%	0.87%	45.19%		$14,519.49	$123.81
Total Gain After Fees and Expenses					$4,519.49
Total Annual Fees and Expenses Paid						$1,351.08

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Intermediate Municipal Bond Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.39%	3.61%	$10,361.00	$141.51
2	10.25%	1.52%	7.22%	$10,721.56	$160.23
3	15.76%	1.52%	10.95%	$11,094.67	$165.80
4	21.55%	1.52%	14.81%	$11,480.77	$171.57
5	27.63%	1.52%	18.80%	$11,880.30	$177.54
6	34.01%	1.52%	22.94%	$12,293.73	$183.72
7	40.71%	1.52%	27.22%	$12,721.55	$190.12
8	47.75%	1.52%	31.64%	$13,164.26	$196.73
9	55.13%	0.87%	37.08%	$13,707.95	$116.89
10	62.89%	0.87%	42.74%	$14,274.09	$121.72
Total Gain After Fees and Expenses				$4,274.09
Total Annual Fees and Expenses Paid					$1,625.83

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Intermediate Municipal Bond Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.39%	3.61%	$10,361.00	$141.51
2	10.25%	1.52%	7.22%	$10,721.56	$160.23
3	15.76%	1.52%	10.95%	$11,094.67	$165.80
4	21.55%	1.52%	14.81%	$11,480.77	$171.57
5	27.63%	1.52%	18.80%	$11,880.30	$177.54
6	34.01%	1.52%	22.94%	$12,293.73	$183.72
7	40.71%	1.52%	27.22%	$12,721.55	$190.12
8	47.75%	1.52%	31.64%	$13,164.26	$196.73
9	55.13%	1.52%	36.22%	$13,622.38	$203.58
10	62.89%	1.52%	40.96%	$14,096.44	$210.66
Total Gain After Fees and Expenses				$4,096.44
Total Annual Fees and Expenses Paid					$1,801.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Intermediate Municipal Bond Fund—Class T Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.69%	-0.64	%(b)	$9,935.53	$542.14
2	10.25%	0.82%	3.51%		$10,350.83	$83.17
3	15.76%	0.82%	7.83%		$10,783.50	$86.65
4	21.55%	0.82%	12.34%		$11,234.25	$90.27
5	27.63%	0.82%	17.04%		$11,703.84	$94.05
6	34.01%	0.82%	21.93%		$12,193.06	$97.98
7	40.71%	0.82%	27.03%		$12,702.73	$102.07
8	47.75%	0.82%	32.34%		$13,233.70	$106.34
9	55.13%	0.82%	37.87%		$13,786.87	$110.78
10	62.89%	0.82%	43.63%		$14,363.16	$115.42
Total Gain After Fees and Expenses					$4,363.16
Total Annual Fees and Expenses Paid						$1,428.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Intermediate Municipal Bond Fund

Class A, Class B, Class C and Class T Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10262-99 A (3/11)

Columbia Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbol
Class Z Shares	SETMX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide
Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with preservation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees(a)	0.45%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.22	%(b)
Total annual Fund operating expenses	0.67%
Fee waivers and/or reimbursements(c)	-0.13%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.54%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.54% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$55	$201	$360	$822

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation

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bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

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•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Intermediate Tax-Exempt Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	6.20%
Worst:	4th quarter 2010:	-3.34%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class Z shares returns before taxes	2.82%	3.59%	3.99%
Class Z shares returns after taxes on distributions	2.82%	3.59%	3.97%
Class Z shares returns after taxes on distributions and sale of Fund shares	3.15%	3.63%	3.98%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.41% of average daily net assets of the Fund.

In September 2010, the Fund’s Board approved an amended investment management services agreement which will have the effect of changing the management fee rate of the Fund. This amended investment management services agreement was approved by Fund shareholders at a meeting on February 15, 2011. The fee changes became effective on March 1, 2011.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $500 million	0.070%
$500 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.54% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

16

of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) — (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your

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accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Additional Investments	$100		$50
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

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to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

29

not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

30

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•     your name

•     the name of the Fund(s)

•     your account number the class of shares to be exchanged or sold

•     your social security number (SSN) or other taxpayer identification number (TIN)

•     the dollar amount or number of shares you want to exchange or sell

•     specific instructions regarding delivery or exchange destination

•     signature(s) of registered account owner(s)

•     any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

34

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund's period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The independent registered public accounting firm's report and the Fund's financial statements are also incorporated by reference into the SAI.

Columbia Intermediate Municipal Bond Fund—Class Z Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.22	$9.62		$10.22		$10.39		$10.31
Income from Investment Operations:
Net investment income(a)	0.38	0.39		0.40		0.40		0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.36	0.60		(0.60)		(0.17)		0.10
Total from investment operations	0.74	0.99		(0.20)		0.23		0.50
Less Distributions to Shareholders:
From net investment income	(0.38)	(0.39)		(0.40)		(0.40)		(0.40)
From net realized gains	—	—		—		—		(0.02)
Total distributions to shareholders	(0.38)	(0.39)		(0.40)		(0.40)		(0.42)
Increase from regulatory settlements	— (b)	—	(b)	—		—		—
Net Asset Value, End of Period	$10.58	$10.22		$9.62		$10.22		$10.39
Total return(c)	7.35%	10.41	%(d)	(2.05	)%(d)	2.29	%(d)	4.97	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)	0.55%	0.53%		0.50%		0.50%		0.50%
Waiver/Reimbursement	—	0.01%		0.02%		0.02%		0.05%
Net investment income (e)	3.64%	3.87%		3.96%		3.92%		3.94%
Portfolio turnover rate	13%	23%		14%		25%		18%
Net assets, end of period (000s)	$2,365,718	$2,384,815		$2,310,978		$2,207,710		$2,331,279

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

36

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Intermediate Municipal Bond Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.54%	4.46%	$10,446.00	$55.20
2	10.25%	0.67%	8.98%	$10,898.31	$71.50
3	15.76%	0.67%	13.70%	$11,370.21	$74.60
4	21.55%	0.67%	18.63%	$11,862.54	$77.83
5	27.63%	0.67%	23.76%	$12,376.19	$81.20
6	34.01%	0.67%	29.12%	$12,912.08	$84.72
7	40.71%	0.67%	34.71%	$13,471.17	$88.38
8	47.75%	0.67%	40.54%	$14,054.47	$92.21
9	55.13%	0.67%	46.63%	$14,663.03	$96.20
10	62.89%	0.67%	52.98%	$15,297.94	$100.37
Total Gain After Fees and Expenses				$5,297.94
Total Annual Fees and Expenses Paid					$822.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia Intermediate Municipal Bond Fund

Class Z Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10282-99 A (3/11)

Columbia Connecticut Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	LCTAX
Class B Shares	LCTBX
Class C Shares	LCTCX
Class T Shares	GCBAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Connecticut Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A		4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	3.00	%(b)	1.00	%(c)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Management fees(d)	0.47%		0.47%		0.47%		0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%		0.00%
Other expenses	0.30	%(e)	0.30	%(e)	0.30	%(e)	0.45	%(e)
Total annual Fund operating expenses	1.02%		1.77%		1.77%		0.92%
Fee waivers and/or reimbursements(f)	-0.23%		-0.23%		-0.23%		-0.23%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.79%		1.54%		1.54%		0.69%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54% and 0.69% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$403	$617	$848	$1,512
Class B Shares
Assuming no redemption of shares	$157	$535	$938	$1,867
Assuming complete redemption of shares at the end of the period	$457	$735	$938	$1,867
Class C Shares
Assuming no redemption of shares	$157	$535	$938	$2,065
Assuming complete redemption of shares at the end of the period	$257	$535	$938	$2,065
Class T Shares	$542	$732	$939	$1,532

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are

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subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to November 18, 2002 would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	4.62%
Worst:	4th quarter 2010:	-3.42%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class A shares returns before taxes	-1.44%	2.44%	3.00%
Class A shares returns after taxes on distributions	-1.44%	2.44%	3.00%
Class A shares returns after taxes on distributions and sale of Fund shares	0.13%	2.57%	3.06%
Class B shares returns before taxes	-1.86%	2.36%	2.75%
Class C shares returns before taxes	0.47%	2.71%	3.04%
Class T shares returns before taxes	-2.91%	2.22%	3.09%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class C and Class T shares. The minimum additional investment for Class A, Class B, Class C and Class T shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and investments in Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54%, 1.54% and 0.69% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

16

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

17

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

23

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

29

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

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(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

35

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets

39

of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid

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such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.
In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

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Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•      your name

•      the name of the Fund(s)

•      your account number the class of shares to be exchanged or sold

•      your social security number (SSN) or other taxpayer identification number (TIN)

•      the dollar amount or number of shares you want to exchange or sell

•      specific instructions regarding delivery or exchange destination

•      signature(s) of registered account owner(s)

•      any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

60

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

61

If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

62

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

63

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Connecticut Intermediate Municipal Bond Fund—Class A Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.69		$10.06		$10.62		$10.76	$10.69
Income from Investment Operations:
Net investment income(a)	0.33		0.35		0.37		0.36	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.31		0.63		(0.55)		(0.15)	0.07
Total from investment operations	0.64		0.98		(0.18)		0.21	0.43
Less Distributions to Shareholders:
From net investment income	(0.33)		(0.35)		(0.38)		(0.35)	(0.36)
Net Asset Value, End of Period	$11.00		$10.69		$10.06		$10.62	$10.76
Total return(b)	6.10	%(c)	9.87	%(c)	(1.80	)%(c)	2.03%	4.13%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.80%		0.78%		0.75%		1.06%	1.00%
Waiver/Reimbursement	0.14%		0.16%		0.21%		—	—
Net investment income(d)	3.08%		3.35%		3.55%		3.35%	3.41%
Portfolio turnover rate	10%		12%		4%		10%	10%
Net assets, end of period (000s)	$11,458		$10,863		$12,115		$2,566	$7,586

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Connecticut Intermediate Municipal Bond Fund—Class B Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.69		$10.06		$10.62		$10.76	$10.69
Income from Investment Operations:
Net investment income(a)	0.25		0.28		0.30		0.28	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.31		0.62		(0.56)		(0.15)	0.07
Total from investment operations	0.56		0.90		(0.26)		0.13	0.35
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.27)		(0.30)		(0.27)	(0.28)
Net Asset Value, End of Period	$11.00		$10.69		$10.06		$10.62	$10.76
Total return(b)	5.31	%(c)	9.05	%(c)	(2.52	)%(c)	1.27%	3.35%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.55%		1.53%		1.50%		1.81%	1.75%
Waiver/Reimbursement	0.14%		0.16%		0.21%		—	—
Net investment income(d)	2.34%		2.62%		2.86%		2.58%	2.66%
Portfolio turnover rate	10%		12%		4%		10%	10%
Net assets, end of period (000s)	$1,467		$1,995		$2,528		$2,767	$3,941

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Connecticut Intermediate Municipal Bond Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.69	$10.06	$10.62	$10.76	$10.69
Income from Investment Operations:
Net investment income(a)	0.29	0.31	0.34	0.31	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.31	0.63	(0.56)	(0.14)	0.07
Total from investment operations	0.60	0.94	(0.22)	0.17	0.39
Less Distributions to Shareholders:
From net investment income	(0.29)	(0.31)	(0.34)	(0.31)	(0.32)
Net Asset Value, End of Period	$11.00	$10.69	$10.06	$10.62	$10.76
Total return(b)(c)	5.68%	9.43%	(2.18)%	1.63%	3.72%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.20%	1.18%	1.15%	1.46%	1.40%
Waiver/Reimbursement	0.49%	0.51%	0.56%	0.35%	0.35%
Net investment income(d)	2.68%	2.94%	3.20%	2.93%	3.01%
Portfolio turnover rate	10%	12%	4%	10%	10%
Net assets, end of period (000s)	$7,897	$8,047	$6,203	$4,993	$6,436

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Connecticut Intermediate Municipal Bond Fund—Class T Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.69		$10.06		$10.62		$10.76	$10.69
Income from Investment Operations:
Net investment income(a)	0.35		0.36		0.39		0.37	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	0.30		0.63		(0.56)		(0.15)	0.07
Total from investment operations	0.65		0.99		(0.17)		0.22	0.44
Less Distributions to Shareholders:
From net investment income	(0.34)		(0.36)		(0.39)		(0.36)	(0.37)
Net Asset Value, End of Period	$11.00		$10.69		$10.06		$10.62	$10.76
Total return(b)	6.21	%(c)	9.98	%(c)	(1.68	)%(c)	2.14%	4.23%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.70%		0.68%		0.65%		0.96%	0.90%
Waiver/Reimbursement	0.14%		0.16%		0.21%		—	—
Net investment income(d)	3.18%		3.46%		3.71%		3.43%	3.51%
Portfolio turnover rate	10%		12%		4%		10%	10%
Net assets, end of period (000s)	$16,603		$16,889		$17,461		$19,753	$22,676

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Connecticut Intermediate Municipal Bond Fund—Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.79%	0.82%	$10,082.32	$403.04
2	10.25%	1.02%	4.84%	$10,483.59	$104.89
3	15.76%	1.02%	9.01%	$10,900.84	$109.06
4	21.55%	1.02%	13.35%	$11,334.69	$113.40
5	27.63%	1.02%	17.86%	$11,785.82	$117.91
6	34.01%	1.02%	22.55%	$12,254.89	$122.61
7	40.71%	1.02%	27.43%	$12,742.64	$127.49
8	47.75%	1.02%	32.50%	$13,249.79	$132.56
9	55.13%	1.02%	37.77%	$13,777.13	$137.84
10	62.89%	1.02%	43.25%	$14,325.46	$143.32
Total Gain After Fees and Expenses				$4,325.46
Total Annual Fees and Expenses Paid					$1,512.12

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

68

Columbia Connecticut Intermediate Municipal Bond Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.77%	6.80%	$10,680.18	$186.08
3	15.76%	1.77%	10.25%	$11,025.15	$192.09
4	21.55%	1.77%	13.81%	$11,381.26	$198.30
5	27.63%	1.77%	17.49%	$11,748.87	$204.70
6	34.01%	1.77%	21.28%	$12,128.36	$211.31
7	40.71%	1.77%	25.20%	$12,520.11	$218.14
8	47.75%	1.77%	29.25%	$12,924.51	$225.18
9	55.13%	1.02%	34.39%	$13,438.90	$134.45
10	62.89%	1.02%	39.74%	$13,973.77	$139.80
Total Gain After Fees and Expenses				$3,973.77
Total Annual Fees and Expenses Paid					$1,866.71

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Connecticut Intermediate Municipal Bond Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.77%	6.80%	$10,680.18	$186.08
3	15.76%	1.77%	10.25%	$11,025.15	$192.09
4	21.55%	1.77%	13.81%	$11,381.26	$198.30
5	27.63%	1.77%	17.49%	$11,748.87	$204.70
6	34.01%	1.77%	21.28%	$12,128.36	$211.31
7	40.71%	1.77%	25.20%	$12,520.11	$218.14
8	47.75%	1.77%	29.25%	$12,924.51	$225.18
9	55.13%	1.77%	33.42%	$13,341.97	$232.46
10	62.89%	1.77%	37.73%	$13,772.91	$239.97
Total Gain After Fees and Expenses				$3,772.91
Total Annual Fees and Expenses Paid					$2,064.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

69

Columbia Connecticut Intermediate Municipal Bond Fund—Class T Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.69%	-0.64%	$9,935.53	$542.14
2	10.25%	0.92%	3.41%	$10,340.90	$93.27
3	15.76%	0.92%	7.63%	$10,762.81	$97.08
4	21.55%	0.92%	12.02%	$11,201.93	$101.04
5	27.63%	0.92%	16.59%	$11,658.97	$105.16
6	34.01%	0.92%	21.35%	$12,134.65	$109.45
7	40.71%	0.92%	26.30%	$12,629.75	$113.92
8	47.75%	0.92%	31.45%	$13,145.04	$118.56
9	55.13%	0.92%	36.81%	$13,681.36	$123.40
10	62.89%	0.92%	42.40%	$14,239.56	$128.44
Total Gain After Fees and Expenses				$4,239.56
Total Annual Fees and Expenses Paid					$1,532.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Connecticut Intermediate Municipal Bond Fund

Class A, Class B, Class C and Class T Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10261-99 A (3/11)

Columbia Connecticut Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbol
Class Z Shares	SCTEX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Connecticut Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Connecticut individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees(a)	0.47%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.30	%(b)
Total annual Fund operating expenses	0.77%
Fee waivers and/or reimbursements(c)	-0.23%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.54%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.54% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$55	$223	$405	$933

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are

6

subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Connecticut Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	4.69%
Worst:	4th quarter 2010:	-3.36%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class Z shares returns before taxes	2.12%	3.38%	3.75%
Class Z shares returns after taxes on distributions	2.12%	3.38%	3.75%
Class Z shares returns after taxes on distributions and sale of Fund shares	2.57%	3.42%	3.76%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

10

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

11

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.54% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

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of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV =	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your

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accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:
Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund's minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Additional Investments	$100		$50
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

26

to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

27

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

29

not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

30

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

32

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

33

If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

34

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Connecticut Intermediate Municipal Bond Fund—Class Z Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.69		$10.06		$10.62		$10.76	$10.69
Income from Investment Operations:
Net investment income(a)	0.36		0.38		0.41		0.38	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.31		0.63		(0.56)		(0.14)	0.07
Total from investment operations	0.67		1.01		(0.15)		0.24	0.46
Less Distributions to Shareholders:
From net investment income	(0.36)		(0.38)		(0.41)		(0.38)	(0.39)
Net Asset Value, End of Period	$11.00		$10.69		$10.06		$10.62	$10.76
Total return(b)	6.37	%(c)	10.14	%(c)	(1.53	)%(c)	2.29%	4.39%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.55%		0.53%		0.50%		0.81%	0.75%
Waiver/Reimbursement	0.14%		0.16%		0.21%		—	—
Net investment income(d)	3.33%		3.60%		3.86%		3.58%	3.65%
Portfolio turnover rate	10%		12%		4%		10%	10%
Net assets, end of period (000s)	$209,384		$200,830		$169,072		$138,817	$138,865

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Connecticut Intermediate Municipal Bond Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.54%	4.46%	$10,446.00	$55.20
2	10.25%	0.77%	8.88%	$10,887.87	$82.14
3	15.76%	0.77%	13.48%	$11,348.42	$85.61
4	21.55%	0.77%	18.28%	$11,828.46	$89.23
5	27.63%	0.77%	23.29%	$12,328.80	$93.01
6	34.01%	0.77%	28.50%	$12,850.31	$96.94
7	40.71%	0.77%	33.94%	$13,393.88	$101.04
8	47.75%	0.77%	39.60%	$13,960.44	$105.31
9	55.13%	0.77%	45.51%	$14,550.97	$109.77
10	62.89%	0.77%	51.66%	$15,166.48	$114.41
Total Gain After Fees and Expenses				$5,166.48
Total Annual Fees and Expenses Paid					$932.66

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Connecticut Intermediate Municipal Bond Fund

Class Z Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10281-99 A (3/11)

Columbia Massachusetts Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	LMIAX
Class B Shares	LMIBX
Class C Shares	LMICX
Class T Shares	GMBAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia Massachusetts Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A		4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	3.00	%(b)	1.00	%(c)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Management fees(d)	0.47%		0.47%		0.47%		0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%		0.00%
Other expenses	0.26	%(e)	0.26	%(e)	0.26	%(e)	0.41	%(e)
Total annual Fund operating expenses	0.98%		1.73%		1.73%		0.88%
Fee waivers and/or reimbursements(f)	-0.23%		-0.23%		-0.23%		-0.23%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.75%		1.50%		1.50%		0.65%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$399	$605	$827	$1,467
Class B Shares
Assuming no redemption of shares	$153	$523	$917	$1,823
Assuming complete redemption of shares at the end of the period	$453	$723	$917	$1,823
Class C Shares
Assuming no redemption of shares	$153	$523	$917	$2,022
Assuming complete redemption of shares at the end of the period	$253	$523	$917	$2,022
Class T Shares	$538	$720	$918	$1,488

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are

6

subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B, Class C and Class T shares for periods prior to December 9, 2002 would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	5.55%
Worst:	4th quarter 2010:	-3.13%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class A shares returns before taxes	-0.90%	2.96%	3.35%
Class A shares returns after taxes on distributions	-0.91%	2.95%	3.33%
Class A shares returns after taxes on distributions and sale of Fund shares	0.51%	3.01%	3.36%
Class B shares returns before taxes	-1.30%	2.86%	3.10%
Class C shares returns before taxes	1.04%	3.22%	3.39%
Class T shares returns before taxes	-2.31%	2.74%	3.43%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class C and Class T shares. The minimum additional investment for Class A, Class B, Class C and Class T shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and investments in Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

11

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

12

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

13

Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

14

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

16

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

17

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

23

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

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Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed. You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

29

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

30

Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

31

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

32

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

33

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

34

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

35

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund- The annual distribution fee shall be 0.65% of the average daily net assets

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of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

43

assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid

45

such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

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Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

57

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

58

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•      your name

•      the name of the Fund(s)

•      your account number the class of shares to be exchanged or sold

•      your social security number (SSN) or other taxpayer identification number (TIN)

•      the dollar amount or number of shares you want to exchange or sell

•      specific instructions regarding delivery or exchange destination

•      signature(s) of registered account owner(s)

•      any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

59

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

61

If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

62

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

63

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Massachusetts Intermediate Municipal Bond Fund—Class A Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.61		$9.90		$10.35		$10.50	$10.49
Income from Investment Operations:
Net investment income(a)	0.34		0.35		0.36		0.34	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	0.34		0.71		(0.44)		(0.14)	0.09
Total from investment operations	0.68		1.06		(0.08)		0.20	0.44
Less Distributions to Shareholders:
From net investment income	(0.34)		(0.35)		(0.37)		(0.34)	(0.35)
From net realized gains	—		—		—	(b)	(0.01)	(0.08)
Total distributions to shareholders	(0.34)		(0.35)		(0.37)		(0.35)	(0.43)
Net Asset Value, End of Period	$10.95		$10.61		$9.90		$10.35	$10.50
Total return(c)	6.51	%(d)	10.78	%(d)	(0.88	)%(d)	2.00%	4.33%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.80%		0.78%		0.75%		0.99%	0.95%
Waiver/Reimbursement	0.11%		0.12%		0.17%		—	—
Net investment income(e)	3.12%		3.30%		3.51%		3.29%	3.39%
Portfolio turnover rate	9%		8%		10%		15%	18%
Net assets, end of period (000s)	$30,998		$16,049		$11,936		$6,914	$7,603

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

64

Columbia Massachusetts Intermediate Municipal Bond Fund—Class B Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.61		$9.90		$10.35		$10.50	$10.49
Income from Investment Operations:
Net investment income(a)	0.26		0.27		0.29		0.26	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	0.34		0.71		(0.45)		(0.13)	0.09
Total from investment operations	0.60		0.98		(0.16)		0.13	0.36
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.27)		(0.29)		(0.27)	(0.27)
From net realized gains	—		—		—	(b)	(0.01)	(0.08)
Total distributions to shareholders	(0.26)		(0.27)		(0.29)		(0.28)	(0.35)
Net Asset Value, End of Period	$10.95		$10.61		$9.90		$10.35	$10.50
Total return(c)	5.72	%(d)	9.96	%(d)	(1.61	)%(d)	1.24%	3.55%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	1.55%		1.53%		1.50%		1.74%	1.70%
Waiver/Reimbursement	0.11%		0.12%		0.17%		—	—
Net investment income(e)	2.42%		2.59%		2.78%		2.55%	2.64%
Portfolio turnover rate	9%		8%		10%		15%	18%
Net assets, end of period (000s)	$1,008		$1,222		$1,440		$1,650	$2,496

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Massachusetts Intermediate Municipal Bond Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.61	$9.90	$10.35	$10.50	$10.49
Income from Investment Operations:
Net investment income(a)	0.30	0.30	0.32	0.30	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.34	0.72	(0.44)	(0.14)	0.09
Total from investment operations	0.64	1.02	(0.12)	0.16	0.40
Less Distributions to Shareholders:
From net investment income	(0.30)	(0.31)	(0.33)	(0.30)	(0.31)
From net realized gains	—	—	— (b)	(0.01)	(0.08)
Total distributions to shareholders	(0.30)	(0.31)	(0.33)	(0.31)	(0.39)
Net Asset Value, End of Period	$10.95	$10.61	$9.90	$10.35	$10.50
Total return(c)(d)	6.09%	10.34%	(1.27)%	1.59%	3.91%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	1.20%	1.18%	1.15%	1.39%	1.35%
Waiver/Reimbursement	0.46%	0.47%	0.52%	0.35%	0.35%
Net investment income(e)	2.75%	2.88%	3.13%	2.89%	2.99%
Portfolio turnover rate	9%	8%	10%	15%	18%
Net assets, end of period (000s)	$10,452	$8,859	$4,036	$3,792	$4,974

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Massachusetts Intermediate Municipal Bond Fund—Class T Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007(a )	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.61		$9.90		$10.35		$10.50	$10.49
Income from Investment Operations:
Net investment income(b)	0.35		0.36		0.38		0.35	0.36
Net realized and unrealized gain (loss) on investments and futures contracts	0.34		0.71		(0.45)		(0.13)	0.09
Total from investment operations	0.69		1.07		(0.07)		0.22	0.45
Less Distributions to Shareholders:
From net investment income	(0.35)		(0.36)		(0.38)		(0.36)	(0.36)
From net realized gains	—		—		—	(c)	(0.01)	(0.08)
Total distributions to shareholders	(0.35)		(0.36)		(0.38)		(0.37)	(0.44)
Net Asset Value, End of Period	$10.95		$10.61		$9.90		$10.35	$10.50
Total return(d)	6.62	%(e)	10.89	%(e)	(0.77	)%(e)	2.10%	4.43%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)	0.70%		0.68%		0.65%		0.89%	0.85%
Waiver/Reimbursement	0.11%		0.12%		0.17%		—	—
Net investment income(f)	3.26%		3.43%		3.63%		3.40%	3.49%
Portfolio turnover rate	9%		8%		10%		15%	18%
Net assets, end of period (000s)	$39,300		$39,221		$37,689		$42,468	$46,787

(a)	On August 8, 2007, Class G shares were exchanged for Class T shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Massachusetts Intermediate Municipal Bond Fund—Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	0.86%	$10,086.19	$399.10
2	10.25%	0.98%	4.92%	$10,491.65	$100.83
3	15.76%	0.98%	9.13%	$10,913.42	$104.88
4	21.55%	0.98%	13.52%	$11,352.14	$109.10
5	27.63%	0.98%	18.08%	$11,808.49	$113.49
6	34.01%	0.98%	22.83%	$12,283.19	$118.05
7	40.71%	0.98%	27.77%	$12,776.98	$122.79
8	47.75%	0.98%	32.91%	$13,290.61	$127.73
9	55.13%	0.98%	38.25%	$13,824.89	$132.87
10	62.89%	0.98%	43.81%	$14,380.66	$138.21
Total Gain After Fees and Expenses				$4,380.66
Total Annual Fees and Expenses Paid					$1,467.05

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Massachusetts Intermediate Municipal Bond Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.73%	6.88%	$10,688.45	$181.98
3	15.76%	1.73%	10.38%	$11,037.96	$187.93
4	21.55%	1.73%	13.99%	$11,398.90	$194.08
5	27.63%	1.73%	17.72%	$11,771.64	$200.43
6	34.01%	1.73%	21.57%	$12,156.58	$206.98
7	40.71%	1.73%	25.54%	$12,554.10	$213.75
8	47.75%	1.73%	29.65%	$12,964.61	$220.74
9	55.13%	0.98%	34.86%	$13,485.79	$129.61
10	62.89%	0.98%	40.28%	$14,027.92	$134.82
Total Gain After Fees and Expenses				$4,027.92
Total Annual Fees and Expenses Paid					$1,822.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Massachusetts Intermediate Municipal Bond Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.73%	6.88%	$10,688.45	$181.98
3	15.76%	1.73%	10.38%	$11,037.96	$187.93
4	21.55%	1.73%	13.99%	$11,398.90	$194.08
5	27.63%	1.73%	17.72%	$11,771.64	$200.43
6	34.01%	1.73%	21.57%	$12,156.58	$206.98
7	40.71%	1.73%	25.54%	$12,554.10	$213.75
8	47.75%	1.73%	29.65%	$12,964.61	$220.74
9	55.13%	1.73%	33.89%	$13,388.56	$227.95
10	62.89%	1.73%	38.26%	$13,826.36	$235.41
Total Gain After Fees and Expenses				$3,826.36
Total Annual Fees and Expenses Paid					$2,021.88

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Massachusetts Intermediate Municipal Bond Fund—Class T Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	-0.61%	$9,939.34	$538.26
2	10.25%	0.88%	3.49%	$10,348.84	$89.27
3	15.76%	0.88%	7.75%	$10,775.21	$92.95
4	21.55%	0.88%	12.19%	$11,219.15	$96.78
5	27.63%	0.88%	16.81%	$11,681.38	$100.76
6	34.01%	0.88%	21.63%	$12,162.65	$104.91
7	40.71%	0.88%	26.64%	$12,663.75	$109.24
8	47.75%	0.88%	31.85%	$13,185.50	$113.74
9	55.13%	0.88%	37.29%	$13,728.74	$118.42
10	62.89%	0.88%	42.94%	$14,294.37	$123.30
Total Gain After Fees and Expenses				$4,294.37
Total Annual Fees and Expenses Paid					$1,487.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Massachusetts Intermediate Municipal Bond Fund

Class A, Class B, Class C and Class T Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10263-99 A (3/11)

Columbia Massachusetts Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbol
Class Z Shares	SEMAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia Massachusetts Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Massachusetts individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees(a)	0.47%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.26	%(b)
Total annual Fund operating expenses	0.73%
Fee waivers and/or reimbursements(c)	-0.23%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.50%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.50% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$51	$210	$383	$885

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are

6

subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Massachusetts Intermediate Municipal Bond Fund, the predecessor to the Fund, for periods prior to December 9, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	5.62%
Worst:	4th quarter 2010:	-3.06%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class Z shares returns before taxes	2.69%	3.90%	4.10%
Class Z shares returns after taxes on distributions	2.69%	3.89%	4.08%
Class Z shares returns after taxes on distributions and sale of Fund shares	2.97%	3.86%	4.06%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy
Manager. Service with the Fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

10

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.50% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

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of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your

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accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Additional Investments	$100		$50
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

26

to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

29

not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail

The Funds

c/o Columbia Management Investment Services Corp.

30 Dan Road

Canton, MA 02021-2809

Include in your letter:

•your name

•the name of the Fund(s)

•your account number the class of shares to be exchanged or sold

•your social security number (SSN) or other taxpayer identification number (TIN)

•the dollar amount or number of shares you want to exchange or sell

•specific instructions regarding delivery or exchange destination

•signature(s) of registered account owner(s)

•any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

32

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

34

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Massachusetts Intermediate Municipal Bond Fund—Class Z Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.61		$9.90		$10.35		$10.50	$10.49
Income from Investment Operations:
Net investment income(a)	0.37		0.37		0.39		0.37	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.34		0.71		(0.45)		(0.14)	0.09
Total from investment operations	0.71		1.08		(0.06)		0.23	0.47
Less Distributions to Shareholders:
From net investment income	(0.37)		(0.37)		(0.39)		(0.37)	(0.38)
From net realized gains	—		—		—	(b)	(0.01)	(0.08)
Total distributions to shareholders	(0.37)		(0.37)		(0.39)		(0.38)	(0.46)
Net Asset Value, End of Period	$10.95		$10.61		$9.90		$10.35	$10.50
Total return(c)	6.77	%(d)	11.06	%(d)	(0.62	)%(d)	2.25%	4.59%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.55%		0.53%		0.50%		0.74%	0.70%
Waiver/Reimbursement	0.11%		0.12%		0.17%		—	—
Net investment income(e)	3.41%		3.58%		3.78%		3.55%	3.64%
Portfolio turnover rate	9%		8%		10%		15%	18%
Net assets, end of period (000s)	$286,196		$282,469		$259,753		$254,639	$250,224

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Massachusetts Intermediate Municipal Bond Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.50%	4.50%	$10,450.00	$51.13
2	10.25%	0.73%	8.96%	$10,896.22	$77.91
3	15.76%	0.73%	13.61%	$11,361.48	$81.24
4	21.55%	0.73%	18.47%	$11,846.62	$84.71
5	27.63%	0.73%	23.52%	$12,352.47	$88.33
6	34.01%	0.73%	28.80%	$12,879.92	$92.10
7	40.71%	0.73%	34.30%	$13,429.89	$96.03
8	47.75%	0.73%	40.03%	$14,003.35	$100.13
9	55.13%	0.73%	46.01%	$14,601.29	$104.41
10	62.89%	0.73%	52.25%	$15,224.77	$108.87
Total Gain After Fees and Expenses				$5,224.77
Total Annual Fees and Expenses Paid					$884.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia Massachusetts Intermediate Municipal Bond Fund

Class Z Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10283-99 A (3/11)

Columbia New Jersey Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	LNIAX
Class B Shares	LNIBX
Class C Shares	LNICX
Class T Shares	GNJAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

Columbia New Jersey Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A		4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	3.00	%(b)	1.00	%(c)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Management fees	0.55%		0.55%		0.55%		0.55%
Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%		0.00%
Other expenses	0.47	%(d)	0.47	%(d)	0.47	%(d)	0.62	%(d)
Acquired fund fees and expenses	0.01%		0.01%		0.01%		0.01%
Total annual Fund operating expenses(e)	1.28%		2.03%		2.03%		1.18%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(e)

“Total annual Fund operating expenses” may not match “Net Expenses” in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$451	$718	$1,004	$1,820
Class B Shares
Assuming no redemption of shares	$206	$637	$1,093	$2,166
Assuming complete redemption of shares at the end of the period	$506	$837	$1,093	$2,166
Class C Shares
Assuming no redemption of shares	$206	$637	$1,093	$2,358
Assuming complete redemption of shares at the end of the period	$306	$637	$1,093	$2,358
Class T Shares	$590	$832	$1,093	$1,839

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

•	Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and

5

local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

6

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 18, 2002 would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	5.62%
Worst:	4th quarter 2010:	-3.57%

8

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class A shares returns before taxes	-1.61%	2.43%	3.17%
Class A shares returns after taxes on distributions	-1.61%	2.42%	3.12%
Class A shares returns after taxes on distributions and sale of Fund shares	0.04%	2.56%	3.19%
Class B shares returns before taxes	-2.04%	2.33%	2.91%
Class C shares returns before taxes	0.28%	2.69%	3.20%
Class T shares returns before taxes	-3.08%	2.20%	3.26%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4b.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

9

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 1998.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class C and Class T shares. The minimum additional investment for Class A, Class B, Class C and Class T shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and investments in Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

12

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s semi-annual report to shareholders for the fiscal period ended April 30, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

13

Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 1998.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia New Jersey Intermediate Municipal Bond Fund	0.067%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has voluntarily agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.80%, 1.55%, 1.55% and 0.70% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.

14

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

16

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

17

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

23

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors –Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed. You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

29

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

30

Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

31

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

32

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

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•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund's assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund's average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund's average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund's average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund- The annual distribution fee shall be 0.65% of the average daily net assets

39

of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) — (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid

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such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

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Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New Jersey Intermediate Municipal Bond Fund—Class A Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.11		$9.55		$10.08		$10.26	$10.23
Income from Investment Operations:
Net investment income(a)	0.33		0.35		0.37		0.33	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.30		0.56		(0.53)		(0.15)	0.10
Total from investment operations	0.63		0.91		(0.16)		0.18	0.44
Less Distributions to Shareholders:
From net investment income	(0.33)		(0.35)		(0.37)		(0.33)	(0.34)
From net realized gains	—		—		—		(0.03)	(0.07)
Total distributions to shareholders	(0.33)		(0.35)		(0.37)		(0.36)	(0.41)
Net Asset Value, End of Period	$10.41		$10.11		$9.55		$10.08	$10.26
Total return(b)	6.29	%(c)	9.63	%(c)	(1.64	)%(c)	1.84%	4.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.80%		0.78%		0.75%		1.25%	1.18%
Waiver/Reimbursement	0.32%		0.33%		0.43%		—	—
Net investment income(d)	3.17%		3.49%		3.75%		3.28%	3.36%
Portfolio turnover rate	12%		10%		6%		6%	3%
Net assets, end of period (000s)	$6,101		$4,974		$3,512		$3,007	$2,472

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia New Jersey Intermediate Municipal Bond Fund—Class B Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.11		$9.55		$10.08		$10.26	$10.23
Income from Investment Operations:
Net investment income(a)	0.25		0.28		0.30		0.26	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	0.30		0.55		(0.53)		(0.15)	0.09
Total from investment operations	0.55		0.83		(0.23)		0.11	0.36
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.27)		(0.30)		(0.26)	(0.26)
From net realized gains	—		—		—		(0.03)	(0.07)
Total distributions to shareholders	(0.25)		(0.27)		(0.30)		(0.29)	(0.33)
Net Asset Value, End of Period	$10.41		$10.11		$9.55		$10.08	$10.26
Total return(b)	5.50	%(c)	8.82	%(c)	(2.36	)%(c)	1.08%	3.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.55%		1.53%		1.50%		2.00%	1.93%
Waiver/Reimbursement	0.32%		0.33%		0.43%		—	—
Net investment income(d)	2.46%		2.77%		3.01%		2.53%	2.62%
Portfolio turnover rate	12%		10%		6%		6%	3%
Net assets, end of period (000s)	$849		$1,205		$1,150		$1,254	$1,518

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia New Jersey Intermediate Municipal Bond Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.11	$9.55	$10.08	$10.26	$10.23
Income from Investment Operations:
Net investment income(a)	0.29	0.31	0.34	0.29	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.30	0.56	(0.54)	(0.15)	0.10
Total from investment operations	0.59	0.87	(0.20)	0.14	0.40
Less Distributions to Shareholders:
From net investment income	(0.29)	(0.31)	(0.33)	(0.29)	(0.30)
From net realized gains	—	—	—	(0.03)	(0.07)
Total distributions to shareholders	(0.29)	(0.31)	(0.33)	(0.32)	(0.37)
Net Asset Value, End of Period	$10.41	$10.11	$9.55	$10.08	$10.26
Total return(b)(c)	5.87%	9.20%	(2.02)%	1.44%	3.99%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.20%	1.18%	1.15%	1.65%	1.58%
Waiver/Reimbursement	0.67%	0.68%	0.78%	0.35%	0.35%
Net investment income(d)	2.78%	3.07%	3.36%	2.88%	2.96%
Portfolio turnover rate	12%	10%	6%	6%	3%
Net assets, end of period (000s)	$5,292	$4,623	$2,582	$3,108	$4,192

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia New Jersey Intermediate Municipal Bond Fund—Class T Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007(a)	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.11		$9.55		$10.08		$10.26	$10.23
Income from Investment Operations:
Net investment income(b)	0.34		0.36		0.39		0.34	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	0.30		0.56		(0.54)		(0.14)	0.10
Total from investment operations	0.64		0.92		(0.15)		0.20	0.45
Less Distributions to Shareholders:
From net investment income	(0.34)		(0.36)		(0.38)		(0.35)	(0.35)
From net realized gains	—		—		—		(0.03)	(0.07)
Total distributions to shareholders	(0.34)		(0.36)		(0.38)		(0.38)	(0.42)
Net Asset Value, End of Period	$10.41		$10.11		$9.55		$10.08	$10.26
Total return(c)	6.40	%(d)	9.75	%(d)	(1.53	)%(d)	1.94%	4.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.70%		0.68%		0.65%		1.15%	1.08%
Waiver/Reimbursement	0.32%		0.33%		0.43%		—	—
Net investment income(e)	3.29%		3.62%		3.85%		3.38%	3.46%
Portfolio turnover rate	12%		10%		6%		6%	3%
Net assets, end of period (000s)	$3,611		$3,726		$3,848		$5,037	$5,489

(a)	On August 8, 2007, Class G shares were exchanged for Class T shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

67

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New Jersey Intermediate Municipal Bond Fund—Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.28%	0.35	%(b)	$10,034.91	$451.14
2	10.25%	1.28%	4.08%		$10,408.21	$130.84
3	15.76%	1.28%	7.95%		$10,795.39	$135.70
4	21.55%	1.28%	11.97%		$11,196.98	$140.75
5	27.63%	1.28%	16.14%		$11,613.51	$145.99
6	34.01%	1.28%	20.46%		$12,045.53	$151.42
7	40.71%	1.28%	24.94%		$12,493.63	$157.05
8	47.75%	1.28%	29.58%		$12,958.39	$162.89
9	55.13%	1.28%	34.40%		$13,440.44	$168.95
10	62.89%	1.28%	39.40%		$13,940.43	$175.24
Total Gain After Fees and Expenses					$3,940.43
Total Annual Fees and Expenses Paid						$1,819.97

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

68

Columbia New Jersey Intermediate Municipal Bond Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.03%	2.97%	$10,297.00	$206.01
2	10.25%	2.03%	6.03%	$10,602.82	$212.13
3	15.76%	2.03%	9.18%	$10,917.72	$218.43
4	21.55%	2.03%	12.42%	$11,241.98	$224.92
5	27.63%	2.03%	15.76%	$11,575.87	$231.60
6	34.01%	2.03%	19.20%	$11,919.67	$238.48
7	40.71%	2.03%	22.74%	$12,273.69	$245.56
8	47.75%	2.03%	26.38%	$12,638.21	$252.86
9	55.13%	1.28%	31.08%	$13,108.36	$164.78
10	62.89%	1.28%	35.96%	$13,595.99	$170.91
Total Gain After Fees and Expenses				$3,595.99
Total Annual Fees and Expenses Paid					$2,165.68

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia New Jersey Intermediate Municipal Bond Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.03%	2.97%	$10,297.00	$206.01
2	10.25%	2.03%	6.03%	$10,602.82	$212.13
3	15.76%	2.03%	9.18%	$10,917.72	$218.43
4	21.55%	2.03%	12.42%	$11,241.98	$224.92
5	27.63%	2.03%	15.76%	$11,575.87	$231.60
6	34.01%	2.03%	19.20%	$11,919.67	$238.48
7	40.71%	2.03%	22.74%	$12,273.69	$245.56
8	47.75%	2.03%	26.38%	$12,638.21	$252.86
9	55.13%	2.03%	30.14%	$13,013.57	$260.37
10	62.89%	2.03%	34.00%	$13,400.07	$268.10
Total Gain After Fees and Expenses				$3,400.07
Total Annual Fees and Expenses Paid					$2,358.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

69

Columbia New Jersey Intermediate Municipal Bond Fund—Class T Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.18%	-1.11	%(b)	$9,888.86	$589.54
2	10.25%	1.18%	2.67%		$10,266.61	$118.92
3	15.76%	1.18%	6.59%		$10,658.79	$123.46
4	21.55%	1.18%	10.66%		$11,065.96	$128.18
5	27.63%	1.18%	14.89%		$11,488.68	$133.07
6	34.01%	1.18%	19.28%		$11,927.55	$138.16
7	40.71%	1.18%	23.83%		$12,383.18	$143.43
8	47.75%	1.18%	28.56%		$12,856.22	$148.91
9	55.13%	1.18%	33.47%		$13,347.32	$154.60
10	62.89%	1.18%	38.57%		$13,857.19	$160.51
Total Gain After Fees and Expenses					$3,857.19
Total Annual Fees and Expenses Paid						$1,838.78

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia New Jersey Intermediate Municipal Bond Fund

Class A, Class B, Class C and Class T Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10264-99 A (3/11)

Columbia New Jersey Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbol
Class Z Shares	GNJTX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia New Jersey Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New Jersey individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.47	%(a)
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses(b)	1.03%

(a)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(b)

“Total annual Fund operating expenses” may not match “Net Expenses” in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$105	$328	$569	$1,259

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

•	Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and

5

local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

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•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New Jersey Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	5.69%
Worst:	4th quarter 2010:	-3.51%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class Z shares returns before taxes	1.93%	3.36%	3.92%
Class Z shares returns after taxes on distributions	1.93%	3.35%	3.86%
Class Z shares returns after taxes on distributions and sale of Fund shares	2.48%	3.41%	3.89%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 1998.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s semi-annual report to shareholders for the fiscal period ended April 30, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 1998.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia New Jersey Intermediate Municipal Bond Fund	0.067%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has voluntarily agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.55% of the Fund’s average daily net assets attributable to Class Z shares. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

16

of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your

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accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Additional Investments	$100		$50
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

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to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

29

not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

30

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

32

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

33

If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

34

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New Jersey Intermediate Municipal Bond Fund—Class Z Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$10.11		$9.55		$10.08		$10.26	$10.23
Income from Investment Operations:
Net investment income(a)	0.35		0.37		0.40		0.36	0.37
Net realized and unrealized gain (loss) on investments and futures contracts	0.30		0.56		(0.53)		(0.15)	0.09
Total from investment operations	0.65		0.93		(0.13)		0.21	0.46
Less Distributions to Shareholders:
From net investment income	(0.35)		(0.37)		(0.40)		(0.36)	(0.36)
From net realized gains	—		—		—		(0.03)	(0.07)
Total distributions to shareholders	(0.35)		(0.37)		(0.40)		(0.39)	(0.43)
Net Asset Value, End of Period	$10.41		$10.11		$9.55		$10.08	$10.26
Total return(b)	6.55	%(c)	9.91	%(c)	(1.38	)%(c)	2.10%	4.67%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.55%		0.53%		0.50%		1.00%	0.93%
Waiver/Reimbursement	0.32%		0.33%		0.43%		—	—
Net investment income(d)	3.43%		3.76%		4.00%		3.52%	3.61%
Portfolio turnover rate	12%		10%		6%		6%	3%
Net assets, end of period (000s)	$76,103		$63,757		$55,108		$53,075	$50,453

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

36

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia New Jersey Intermediate Municipal Bond Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.03%	3.97%	$10,397.00	$105.04
2	10.25%	1.03%	8.10%	$10,809.76	$109.21
3	15.76%	1.03%	12.39%	$11,238.91	$113.55
4	21.55%	1.03%	16.85%	$11,685.09	$118.06
5	27.63%	1.03%	21.49%	$12,148.99	$122.75
6	34.01%	1.03%	26.31%	$12,631.31	$127.62
7	40.71%	1.03%	31.33%	$13,132.77	$132.68
8	47.75%	1.03%	36.54%	$13,654.14	$137.95
9	55.13%	1.03%	41.96%	$14,196.21	$143.43
10	62.89%	1.03%	47.60%	$14,759.80	$149.12
Total Gain After Fees and Expenses				$4,759.80
Total Annual Fees and Expenses Paid					$1,259.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia New Jersey Intermediate Municipal Bond Fund

Class Z Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10284-99 A (3/11)

Columbia New York Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	LNYAX
Class B Shares	LNYBX
Class C Shares	LNYCX
Class T Shares	GANYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia New York Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A		4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	3.00	%(b)	1.00	%(c)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Management fees(d)	0.47%		0.47%		0.47%		0.47%
Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%		0.00%
Other expenses	0.29	%(e)	0.29	%(e)	0.29	%(e)	0.44	%(e)
Total annual Fund operating expenses	1.01%		1.76%		1.76%		0.91%
Fee waivers and/or reimbursements(f)	-0.26%		-0.26%		-0.26%		-0.26%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.75%		1.50%		1.50%		0.65%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

The Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$399	$611	$840	$1,498
Class B Shares
Assuming no redemption of shares	$153	$529	$930	$1,853
Assuming complete redemption of shares at the end of the period	$453	$729	$930	$1,853
Class C Shares
Assuming no redemption of shares	$153	$529	$930	$2,052
Assuming complete redemption of shares at the end of the period	$253	$529	$930	$2,052
Class T Shares	$538	$727	$931	$1,519

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed

6

favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New York Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 25, 2002 would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	5.83%
Worst:	4th quarter 2010:	-3.57%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding, and the Barclays Capital New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

	1 year	5 years	10 years
Class A shares returns before taxes	-1.31%	2.75%	3.34%
Class A shares returns after taxes on distributions	-1.31%	2.75%	3.33%
Class A shares returns after taxes on distributions and sale of Fund shares	0.27%	2.83%	3.34%
Class B shares returns before taxes	-1.69%	2.66%	3.09%
Class C shares returns before taxes	0.63%	3.02%	3.39%
Class T shares returns before taxes	-2.72%	2.54%	3.43%
Barclays Capital 3-15 Yr Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%
Barclays Capital New York 3-15 Yr Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.21%	4.57%	4.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

9

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 1998.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class C and Class T shares. The minimum additional investment for Class A, Class B, Class C and Class T shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and investments in Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

11

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

12

Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

13

Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 1998.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.75%, 1.50%, 1.50% and 0.65% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

14

Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

16

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

17

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust
departments.(k)	none	none	none	none	none	none

22

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

23

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

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Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

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(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

35

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

36

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

37

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

38

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets

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of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid

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such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

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Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•      your name

•      the name of the Fund(s)

•      your account number the class of shares to be exchanged or sold

•      your social security number (SSN) or other taxpayer identification number (TIN)

•      the dollar amount or number of shares you want to exchange or sell

•      specific instructions regarding delivery or exchange destination

•      signature(s) of registered account owner(s)

•      any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Intermediate Municipal Bond Fund—Class A Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.76		$11.03		$11.54		$11.68	$11.61
Income from Investment Operations:
Net investment income(a)	0.38		0.39		0.40		0.38	0.38
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		0.73		(0.51)		(0.14)	0.08
Total from investment operations	0.76		1.12		(0.11)		0.24	0.46
Less Distributions to Shareholders:
From net investment income	(0.38)		(0.39)		(0.40)		(0.38)	(0.38)
From net realized gains	—		—		—		— (b)	(0.01)
Total distributions to shareholders	(0.38)		(0.39)		(0.40)		(0.38)	(0.39)
Net Asset Value, End of Period	$12.14		$11.76		$11.03		$11.54	$11.68
Total return(c)	6.59	%(d)	10.30	%(d)	(1.02	)%(d)	2.12%	4.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.80%		0.78%		0.75%		1.07%	1.06%
Waiver/Reimbursement	0.13%		0.13%		0.18%		—	—
Net investment income(e)	3.20%		3.39%		3.44%		3.30%	3.30%
Portfolio turnover rate	10%		20%		9%		9%	4%
Net assets, end of period (000s)	$12,110		$8,452		$4,200		$1,874	$2,529

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia New York Intermediate Municipal Bond Fund—Class B Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.76		$11.03		$11.54		$11.68	$11.61
Income from Investment Operations:
Net investment income(a)	0.30		0.31		0.32		0.30	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	0.37		0.73		(0.51)		(0.14)	0.07
Total from investment operations	0.67		1.04		(0.19)		0.16	0.37
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.31)		(0.32)		(0.30)	(0.29)
From net realized gains	—		—		—		— (b)	(0.01)
Total distributions to shareholders	(0.29)		(0.31)		(0.32)		(0.30)	(0.30)
Net Asset Value, End of Period	$12.14		$11.76		$11.03		$11.54	$11.68
Total return(c)	5.80	%(d)	9.49	%(d)	(1.74	)%(d)	1.36%	3.27%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	1.55%		1.53%		1.50%		1.82%	1.81%
Waiver/Reimbursement	0.13%		0.13%		0.18%		—	—
Net investment income(e)	2.47%		2.67%		2.77%		2.55%	2.55%
Portfolio turnover rate	10%		20%		9%		9%	4%
Net assets, end of period (000s)	$1,016		$1,453		$1,503		$1,804	$2,965

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia New York Intermediate Municipal Bond Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.76	$11.03	$11.54	$11.68	$11.61
Income from Investment Operations:
Net investment income(a)	0.33	0.34	0.36	0.33	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	0.39	0.74	(0.51)	(0.13)	0.07
Total from investment operations	0.72	1.08	(0.15)	0.20	0.41
Less Distributions to Shareholders:
From net investment income	(0.34)	(0.35)	(0.36)	(0.34)	(0.33)
From net realized gains	—	—	—	— (b)	(0.01)
Total distributions to shareholders	(0.34)	(0.35)	(0.36)	(0.34)	(0.34)
Net Asset Value, End of Period	$12.14	$11.76	$11.03	$11.54	$11.68
Total return(c)(d)	6.16%	9.87%	(1.40)%	1.71%	3.63%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	1.20%	1.18%	1.15%	1.47%	1.46%
Waiver/Reimbursement	0.47%	0.48%	0.53%	0.35%	0.35%
Net investment income(e)	2.77%	2.96%	3.09%	2.89%	2.91%
Portfolio turnover rate	10%	20%	9%	9%	4%
Net assets, end of period (000s)	$12,224	$5,861	$2,649	$2,019	$2,544

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia New York Intermediate Municipal Bond Fund—Class T Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007(a)	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.76		$11.03		$11.54		$11.68	$11.61
Income from Investment Operations:
Net investment income(b)	0.40		0.41		0.42		0.39	0.39
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		0.72		(0.52)		(0.14)	0.08
Total from investment operations	0.78		1.13		(0.10)		0.25	0.47
Less Distributions to Shareholders:
From net investment income	(0.40)		(0.40)		(0.41)		(0.39)	(0.39)
From net realized gains	—		—		—		— (c)	(0.01)
Total distributions to shareholders	(0.40)		(0.40)		(0.41)		(0.39)	(0.40)
Net Asset Value, End of Period	$12.14		$11.76		$11.03		$11.54	$11.68
Total return(d)	6.69	%(e)	10.42	%(e)	(0.90	)%(e)	2.22%	4.15%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)	0.70%		0.68%		0.65%		0.97%	0.96%
Waiver/Reimbursement	0.13%		0.13%		0.18%		—	—
Net investment income(f)	3.31%		3.52%		3.62%		3.40%	3.41%
Portfolio turnover rate	10%		20%		9%		9%	4%
Net assets, end of period (000s)	$10,969		$11,667		$11,520		$13,575	$14,634

(a)	On August 8, 2007, Class G shares were exchanged for Class T shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Intermediate Municipal Bond Fund—Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	0.86	%(b)	$10,086.19	$399.10
2	10.25%	1.01%	4.89%		$10,488.63	$103.90
3	15.76%	1.01%	9.07%		$10,907.12	$108.05
4	21.55%	1.01%	13.42%		$11,342.32	$112.36
5	27.63%	1.01%	17.95%		$11,794.88	$116.84
6	34.01%	1.01%	22.65%		$12,265.49	$121.50
7	40.71%	1.01%	27.55%		$12,754.88	$126.35
8	47.75%	1.01%	32.64%		$13,263.80	$131.39
9	55.13%	1.01%	37.93%		$13,793.03	$136.64
10	62.89%	1.01%	43.43%		$14,343.37	$142.09
Total Gain After Fees and Expenses					$4,343.37
Total Annual Fees and Expenses Paid						$1,498.22

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia New York Intermediate Municipal Bond Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.76%	6.85%	$10,685.34	$185.11
3	15.76%	1.76%	10.32%	$11,031.55	$191.11
4	21.55%	1.76%	13.89%	$11,388.97	$197.30
5	27.63%	1.76%	17.58%	$11,757.97	$203.69
6	34.01%	1.76%	21.39%	$12,138.93	$210.29
7	40.71%	1.76%	25.32%	$12,532.23	$217.11
8	47.75%	1.76%	29.38%	$12,938.27	$224.14
9	55.13%	1.01%	34.55%	$13,454.51	$133.28
10	62.89%	1.01%	39.91%	$13,991.35	$138.60
Total Gain After Fees and Expenses				$3,991.35
Total Annual Fees and Expenses Paid					$1,853.26

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia New York Intermediate Municipal Bond Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.76%	6.85%	$10,685.34	$185.11
3	15.76%	1.76%	10.32%	$11,031.55	$191.11
4	21.55%	1.76%	13.89%	$11,388.97	$197.30
5	27.63%	1.76%	17.58%	$11,757.97	$203.69
6	34.01%	1.76%	21.39%	$12,138.93	$210.29
7	40.71%	1.76%	25.32%	$12,532.23	$217.11
8	47.75%	1.76%	29.38%	$12,938.27	$224.14
9	55.13%	1.76%	33.57%	$13,357.47	$231.40
10	62.89%	1.76%	37.90%	$13,790.26	$238.90
Total Gain After Fees and Expenses				$3,790.26
Total Annual Fees and Expenses Paid					$2,051.68

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia New York Intermediate Municipal Bond Fund—Class T Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	-0.61	%(b)	$9,939.34	$538.26
2	10.25%	0.91%	3.46%		$10,345.86	$92.30
3	15.76%	0.91%	7.69%		$10,769.00	$96.07
4	21.55%	0.91%	12.09%		$11,209.45	$100.00
5	27.63%	0.91%	16.68%		$11,667.92	$104.09
6	34.01%	0.91%	21.45%		$12,145.14	$108.35
7	40.71%	0.91%	26.42%		$12,641.87	$112.78
8	47.75%	0.91%	31.59%		$13,158.93	$117.39
9	55.13%	0.91%	36.97%		$13,697.13	$122.20
10	62.89%	0.91%	42.57%		$14,257.34	$127.19
Total Gain After Fees and Expenses					$4,257.34
Total Annual Fees and Expenses Paid						$1,518.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia New York Intermediate Municipal Bond Fund

Class A, Class B, Class C and Class T Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10265-99 A (3/11)

Columbia New York Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbol
Class Z Shares	GNYTX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

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Columbia New York Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from New York individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees(a)	0.47%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.29	%(b)
Total annual Fund operating expenses	0.76%
Fee waivers and/or reimbursements(c)	-0.26%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.50%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(c)

The Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.50% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$51	$217	$397	$918

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

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Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed

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favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy New York Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 25, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	5.90%
Worst:	4th quarter 2010:	-3.51%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding, and the Barclays Capital New York 3-15 Year Blend Municipal Bond Index, which tracks investment grade bonds from the state of New York and its municipalities.

	1 year	5 years	10 years
Class Z shares returns before taxes	2.28%	3.69%	4.10%
Class Z shares returns after taxes on distributions	2.28%	3.69%	4.08%
Class Z shares returns after taxes on distributions and sale of Fund shares	2.73%	3.68%	4.04%
Barclays Capital 3-15 Yr Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%
Barclays Capital New York 3-15 Yr Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.21%	4.57%	4.84%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 1998.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 1998.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.50% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

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of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your

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accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirementd Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Additional Investments	$100		$50
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

26

to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

29

not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

34

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Intermediate Municipal Bond Fund—Class Z Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.76		$11.03		$11.54		$11.68	$11.61
Income from Investment Operations:
Net investment income(a)	0.41		0.42		0.42		0.41	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.38		0.73		(0.50)		(0.14)	0.08
Total from investment operations	0.79		1.15		(0.08)		0.27	0.49
Less Distributions to Shareholders:
From net investment income	(0.41)		(0.42)		(0.43)		(0.41)	(0.41)
From net realized gains	—		—		—		— (b)	(0.01)
Total distributions to shareholders	(0.41)		(0.42)		(0.43)		(0.41)	(0.42)
Net Asset Value, End of Period	$12.14		$11.76		$11.03		$11.54	$11.68
Total return(c)	6.85	%(d)	10.58	%(d)	(0.75	)%(d)	2.37%	4.30%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.55%		0.53%		0.50%		0.82%	0.81%
Waiver/Reimbursement	0.13%		0.13%		0.18%		—	—
Net investment income(e)	3.46%		3.66%		3.73%		3.55%	3.55%
Portfolio turnover rate	10%		20%		9%		9%	4%
Net assets, end of period (000s)	$292,941		$293,160		$272,139		$130,411	$119,457

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia New York Intermediate Municipal Bond Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.50%	4.50%	$10,450.00	$51.13
2	10.25%	0.76%	8.93%	$10,893.08	$81.10
3	15.76%	0.76%	13.55%	$11,354.95	$84.54
4	21.55%	0.76%	18.36%	$11,836.40	$88.13
5	27.63%	0.76%	23.38%	$12,338.26	$91.86
6	34.01%	0.76%	28.61%	$12,861.40	$95.76
7	40.71%	0.76%	34.07%	$13,406.73	$99.82
8	47.75%	0.76%	39.75%	$13,975.17	$104.05
9	55.13%	0.76%	45.68%	$14,567.72	$108.46
10	62.89%	0.76%	51.85%	$15,185.39	$113.06
Total Gain After Fees and Expenses				$5,185.39
Total Annual Fees and Expenses Paid					$917.91

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia New York Intermediate Municipal Bond Fund

Class Z Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10285-99 A (3/11)

Columbia Rhode Island Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	LRIAX
Class B Shares	LRIBX
Class C Shares	LRICX
Class T Shares	GRBAX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Rhode Island Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A or Class T shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A		4.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	3.00	%(b)	1.00	%(c)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares		Class T Shares
Management fees	0.55%		0.55%		0.55%		0.55%
Distribution and/or service (Rule 12b-1) fees	0.25%		1.00%		1.00%		0.00%
Other expenses	0.43	%(d)	0.43	%(d)	0.43	%(d)	0.43	%(d)
Total annual Fund operating expenses	1.23%		1.98%		1.98%		0.98%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B, Class C or Class T shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$446	$703	$979	$1,765
Class B Shares
Assuming no redemption of shares	$201	$621	$1,068	$2,113
Assuming complete redemption of shares at the end of the period	$501	$821	$1,068	$2,113
Class C Shares
Assuming no redemption of shares	$201	$621	$1,068	$2,306
Assuming complete redemption of shares at the end of the period	$301	$621	$1,068	$2,306
Class T Shares	$570	$772	$991	$1,619

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

5

•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed

6

favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class A, Class B, Class C and Class T shares were initially offered by the Fund. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for Class B and Class C shares for periods prior to November 18, 2002 would be lower. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	4.85%
Worst:	4th quarter 2010:	-3.01%

8

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class A shares returns before taxes	-1.40%	2.54%	3.22%
Class A shares returns after taxes on distributions	-1.49%	2.52%	3.20%
Class A shares returns after taxes on distributions and sale of Fund shares	0.40%	2.69%	3.28%
Class B shares returns before taxes	-1.75%	2.46%	2.94%
Class C shares returns before taxes	0.57%	2.82%	3.24%
Class T shares returns before taxes	-2.67%	2.49%	3.43%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

9

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy
Manager. Service with the Fund since 1998.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class C and Class T shares. The minimum additional investment for Class A, Class B, Class C and Class T shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares and investments in Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia funds (formerly named Liberty Funds).

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

10

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s semi-annual report to shareholders for the fiscal period ended April 30, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 1998.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Rhode Island Intermediate Municipal Bond Fund	0.067%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has voluntarily agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.80%, 1.55%, 1.55% and 0.55% of the Fund’s average daily net assets attributable to Class A, Class B, Class C and Class T shares, respectively. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase( i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

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Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

18

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

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Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

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Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

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Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

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Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

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(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

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Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

29

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class — Distribution and Service Fees for details.

30

Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

31

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

32

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

33

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

34

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

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•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund- The annual distribution fee shall be 0.65% of the average daily net assets

39

of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid

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such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

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Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

57

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Rhode Island Intermediate Municipal Bond Fund—Class A Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.13		$10.52		$11.05		$11.21	$11.20
Income from Investment Operations:
Net investment income(a)	0.39		0.41		0.41		0.38	0.40
Net realized and unrealized gain (loss) on investments and futures contracts	0.24		0.60		(0.53)		(0.15)	0.04
Total from investment operations	0.63		1.01		(0.12)		0.23	0.44
Less Distributions to Shareholders:
From net investment income	(0.39)		(0.40)		(0.41)		(0.38)	(0.40)
From net realized gains	—		—		—		(0.01)	(0.03)
Total distributions to shareholders	(0.39)		(0.40)		(0.41)		(0.39)	(0.43)
Net Asset Value, End of Period	$11.37		$11.13		$10.52		$11.05	$11.21
Total return(b)	5.76	%(c)	9.76	%(c)	(1.16	)%(c)	2.11%	3.98%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.80%		0.79%		0.75%		1.11%	1.02%
Waiver/Reimbursement	0.26%		0.23%		0.27%		—	—
Net investment income(d)	3.50%		3.74%		3.71%		3.44%	3.57%
Portfolio turnover rate	8%		13%		14%		11%	10%
Net assets, end of period (000s)	$1,822		$2,432		$3,247		$1,130	$979

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Rhode Island Intermediate Municipal Bond Fund—Class B Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.13		$10.52		$11.05		$11.21	$11.20
Income from Investment Operations:
Net investment income(a)	0.31		0.32		0.33		0.30	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.24		0.61		(0.53)		(0.15)	0.04
Total from investment operations	0.55		0.93		(0.20)		0.15	0.35
Less Distributions to Shareholders:
From net investment income	(0.31)		(0.32)		(0.33)		(0.30)	(0.31)
From net realized gains	—		—		—		(0.01)	(0.03)
Total distributions to shareholders	(0.31)		(0.32)		(0.33)		(0.31)	(0.34)
Net Asset Value, End of Period	$11.37		$11.13		$10.52		$11.05	$11.21
Total return(b)	4.97	%(c)	8.94	%(c)	(1.88	)%(c)	1.35%	3.21%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.55%		1.54%		1.50%		1.86%	1.77%
Waiver/Reimbursement	0.26%		0.23%		0.27%		—	—
Net investment income(d)	2.73%		2.95%		3.00%		2.73%	2.82%
Portfolio turnover rate	8%		13%		14%		11%	10%
Net assets, end of period (000s)	$282		$282		$307		$303	$638

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Rhode Island Intermediate Municipal Bond Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.13	$10.52	$11.05	$11.21	$11.20
Income from Investment Operations:
Net investment income(a)	0.35	0.36	0.37	0.34	0.35
Net realized and unrealized gain (loss) on investments and futures contracts	0.24	0.61	(0.53)	(0.15)	0.04
Total from investment operations	0.59	0.97	(0.16)	0.19	0.39
Less Distributions to Shareholders:
From net investment income	(0.35)	(0.36)	(0.37)	(0.34)	(0.35)
From net realized gains	—	—	—	(0.01)	(0.03)
Total distributions to shareholders	(0.35)	(0.36)	(0.37)	(0.35)	(0.38)
Net Asset Value, End of Period	$11.37	$11.13	$10.52	$11.05	$11.21
Total return(b)(c)	5.33%	9.32%	(1.54)%	1.70%	3.57%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.20%	1.19%	1.15%	1.51%	1.42%
Waiver/Reimbursement	0.61%	0.58%	0.62%	0.35%	0.35%
Net investment income(d)	3.08%	3.26%	3.35%	3.06%	3.17%
Portfolio turnover rate	8%	13%	14%	11%	10%
Net assets, end of period (000s)	$1,639	$1,605	$918	$825	$1,365

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Rhode Island Intermediate Municipal Bond Fund—Class T Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007(a)	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.13		$10.52		$11.05		$11.21	$11.20
Income from Investment Operations:
Net investment income(b)	0.42		0.43		0.44		0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.24		0.61		(0.53)		(0.15)	0.04
Total from investment operations	0.66		1.04		(0.09)		0.26	0.46
Less Distributions to Shareholders:
From net investment income	(0.42)		(0.43)		(0.44)		(0.41)	(0.42)
From net realized gains	—		—		—		(0.01)	(0.03)
Total distributions to shareholders	(0.42)		(0.43)		(0.44)		(0.42)	(0.45)
Net Asset Value, End of Period	$11.37		$11.13		$10.52		$11.05	$11.21
Total return(c)	6.02	%(d)	10.03	%(d)	(0.89	)%(d)	2.36%	4.25%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)	0.55%		0.54%		0.50%		0.86%	0.77%
Waiver/Reimbursement	0.26%		0.23%		0.27%		—	—
Net investment income(e)	3.73%		3.95%		4.00%		3.69%	3.81%
Portfolio turnover rate	8%		13%		14%		11%	10%
Net assets, end of period (000s)	$8,643		$8,760		$9,011		$10,852	$11,879

(a)	On August 8, 2007, Class G shares were exchanged for Class T shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Rhode Island Intermediate Municipal Bond Fund—Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.23%	0.40	%(b)	$10,039.75	$446.25
2	10.25%	1.23%	4.18%		$10,418.25	$125.82
3	15.76%	1.23%	8.11%		$10,811.01	$130.56
4	21.55%	1.23%	12.19%		$11,218.59	$135.48
5	27.63%	1.23%	16.42%		$11,641.53	$140.59
6	34.01%	1.23%	20.80%		$12,080.42	$145.89
7	40.71%	1.23%	25.36%		$12,535.85	$151.39
8	47.75%	1.23%	30.08%		$13,008.45	$157.10
9	55.13%	1.23%	34.99%		$13,498.87	$163.02
10	62.89%	1.23%	40.08%		$14,007.77	$169.17
Total Gain After Fees and Expenses					$4,007.77
Total Annual Fees and Expenses Paid						$1,765.27

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Rhode Island Intermediate Municipal Bond Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.98%	3.02%	$10,302.00	$200.99
2	10.25%	1.98%	6.13%	$10,613.12	$207.06
3	15.76%	1.98%	9.34%	$10,933.64	$213.31
4	21.55%	1.98%	12.64%	$11,263.83	$219.75
5	27.63%	1.98%	16.04%	$11,604.00	$226.39
6	34.01%	1.98%	19.54%	$11,954.44	$233.23
7	40.71%	1.98%	23.15%	$12,315.47	$240.27
8	47.75%	1.98%	26.87%	$12,687.39	$247.53
9	55.13%	1.23%	31.66%	$13,165.71	$159.00
10	62.89%	1.23%	36.62%	$13,662.05	$164.99
Total Gain After Fees and Expenses				$3,662.05
Total Annual Fees and Expenses Paid					$2,112.52

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Rhode Island Intermediate Municipal Bond Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.98%	3.02%	$10,302.00	$200.99
2	10.25%	1.98%	6.13%	$10,613.12	$207.06
3	15.76%	1.98%	9.34%	$10,933.64	$213.31
4	21.55%	1.98%	12.64%	$11,263.83	$219.75
5	27.63%	1.98%	16.04%	$11,604.00	$226.39
6	34.01%	1.98%	19.54%	$11,954.44	$233.23
7	40.71%	1.98%	23.15%	$12,315.47	$240.27
8	47.75%	1.98%	26.87%	$12,687.39	$247.53
9	55.13%	1.98%	30.71%	$13,070.55	$255.00
10	62.89%	1.98%	34.65%	$13,465.28	$262.70
Total Gain After Fees and Expenses				$3,465.28
Total Annual Fees and Expenses Paid					$2,306.23

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Rhode Island Intermediate Municipal Bond Fund—Class T Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.98%	-0.92	%(b)	$9,907.91	$570.22
2	10.25%	0.98%	3.06%		$10,306.20	$99.05
3	15.76%	0.98%	7.21%		$10,720.51	$103.03
4	21.55%	0.98%	11.51%		$11,151.48	$107.17
5	27.63%	0.98%	16.00%		$11,599.77	$111.48
6	34.01%	0.98%	20.66%		$12,066.08	$115.96
7	40.71%	0.98%	25.51%		$12,551.13	$120.62
8	47.75%	0.98%	30.56%		$13,055.69	$125.47
9	55.13%	0.98%	35.81%		$13,580.53	$130.52
10	62.89%	0.98%	41.26%		$14,126.46	$135.76
Total Gain After Fees and Expenses					$4,126.46
Total Annual Fees and Expenses Paid						$1,619.28

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Rhode Island Intermediate Municipal Bond Fund

Class A, Class B, Class C and Class T Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10266-99 A (3/11)

Columbia Rhode Island Intermediate Municipal Bond Fund

Prospectus March 1, 2011

Class	Ticker Symbol
Class Z Shares	GRITX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Rhode Island Intermediate Municipal Bond Fund

Investment Objective

The Fund seeks as high a level of current interest income exempt from federal income tax and, to the extent possible, from Rhode Island individual income tax, as is consistent with relative stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees	0.55%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.43	%(a)
Total annual Fund operating expenses	0.98%

(a)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$100	$312	$542	$1,201

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund normally invests at least 80% of its total assets in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser), to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund may invest up to 10% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

5

•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed

6

favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown include the returns of the Galaxy Rhode Island Municipal Bond Fund, the predecessor to the Fund, for periods prior to November 18, 2002, the date on which Class Z shares were initially offered by the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	4.92%
Worst:	4th quarter 2010:	-2.95%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital 3-15 Year Blend Municipal Bond Index, which tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.

	1 year	5 years	10 years
Class Z shares returns before taxes	2.21%	3.49%	3.94%
Class Z shares returns after taxes on distributions	2.12%	3.47%	3.92%
Class Z shares returns after taxes on distributions and sale of Fund shares	2.88%	3.55%	3.94%
Barclays Capital 3-15 Year Blend Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	3.14%	4.67%	4.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Brian M. McGreevy Manager. Service with the Fund since 1998.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

9

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective cannot be changed without shareholder approval. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

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Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.48% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s semi-annual report to shareholders for the fiscal period ended April 30, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Brian M. McGreevy

Manager. Service with the Fund since 1998.

Portfolio Manager of the Adviser. From 1994 until joining the Adviser in May 2010, Mr. McGreevy was associated with the Fund’s previous investment adviser as an investment professional. Mr. McGreevy began his investment career in 1982 and earned a B.S. from the University of Massachusetts at Dartmouth and a Masters from Harvard University Extension School.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Rhode Island Intermediate Municipal Bond Fund	0.067%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has voluntarily agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.55% of the Fund’s average daily net assets attributable to Class Z shares. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank

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of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your

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accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Additional Investments	$100		$50
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

26

to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

29

not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Rhode Island Intermediate Municipal Bond Fund—Class Z Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$11.13		$10.52		$11.05		$11.21	$11.20
Income from Investment Operations:
Net investment income(a)	0.42		0.43		0.44		0.41	0.42
Net realized and unrealized gain (loss) on investments and futures contracts	0.24		0.61		(0.53)		(0.15)	0.04
Total from investment operations	0.66		1.04		(0.09)		0.26	0.46
Less Distributions to Shareholders:
From net investment income	(0.42)		(0.43)		(0.44)		(0.41)	(0.42)
From net realized gains	—		—		—		(0.01)	(0.03)
Total distributions to shareholders	(0.42)		(0.43)		(0.44)		(0.42)	(0.45)
Net Asset Value, End of Period	$11.37		$11.13		$10.52		$11.05	$11.21
Total return(b)	6.02	%(c)	10.03	%(c)	(0.89	)%(c)	2.36%	4.25%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.55%		0.54%		0.50%		0.86%	0.77%
Waiver/Reimbursement	0.26%		0.23%		0.27%		—	—
Net investment income(d)	3.73%		3.95%		4.01%		3.69%	3.81%
Portfolio turnover rate	8%		13%		14%		11%	10%
Net assets, end of period (000s)	$83,723		$93,422		$99,493		$103,512	$103,708

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Rhode Island Intermediate Municipal Bond Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.98%	4.02%	$10,402.00	$99.97
2	10.25%	0.98%	8.20%	$10,820.16	$103.99
3	15.76%	0.98%	12.55%	$11,255.13	$108.17
4	21.55%	0.98%	17.08%	$11,707.59	$112.52
5	27.63%	0.98%	21.78%	$12,178.23	$117.04
6	34.01%	0.98%	26.68%	$12,667.80	$121.75
7	40.71%	0.98%	31.77%	$13,177.04	$126.64
8	47.75%	0.98%	37.07%	$13,706.76	$131.73
9	55.13%	0.98%	42.58%	$14,257.77	$137.03
10	62.89%	0.98%	48.31%	$14,830.93	$142.53
Total Gain After Fees and Expenses				$4,830.93
Total Annual Fees and Expenses Paid					$1,201.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Columbia Rhode Island Intermediate Municipal Bond Fund

Class Z Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-10286-99 A (3/11)

Columbia Connecticut Tax-Exempt Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	COCTX
Class B Shares	CCTBX
Class C Shares	CCTCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Connecticut Tax-Exempt Fund

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 15 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.47%		0.47%		0.47%
Distribution and/or service (Rule 12b-1) fees	0.24%		0.99%		0.99%
Other expenses	0.32	%(e)	0.32	%(e)	0.32	%(e)
Total annual Fund operating expenses	1.03%		1.78%		1.78%
Fee waivers and/or reimbursements(f)	-0.24%		-0.24%		-0.24%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.79%		1.54%		1.54%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$552	$765	$994	$1,654
Class B Shares
Assuming no redemption of shares	$157	$537	$942	$1,877
Assuming complete redemption of shares at the end of the period	$657	$837	$1,142	$1,877
Class C Shares
Assuming no redemption of shares	$157	$537	$942	$2,075
Assuming complete redemption of shares at the end of the period	$257	$537	$942	$2,075

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

•	Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various

5

public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of

6

mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

7

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	6.97%
Worst:	4th quarter 2010:	-5.29%

Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

	1 year	5 years	10 years
Class A shares returns before taxes	-3.23%	2.18%	3.57%
Class A shares returns after taxes on distributions	-3.34%	2.08%	3.44%
Class A shares returns after taxes on distributions and sale of Fund shares	-0.71%	2.38%	3.58%
Class B shares returns before taxes	-4.02%	2.07%	3.30%
Class C shares returns before taxes	0.17%	2.72%	3.61%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)	1.24%	2.91%	3.86%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

8

Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Catherine Stienstra Manager. Service with the Fund since October 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class B and Class C shares. The minimum additional investment for Class A, Class B and Class C shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

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In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Catherine Stienstra

Manager. Service with the Fund since October 2010.

Director and Senior Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2007. Sector Leader of the Adviser’s Municipal Bond Team from 2007 to 2010. Prior to 2007, Ms. Stienstra was employed by FAF Advisors, Inc. (formerly USBancorp Asset Management) from 1998 to 2007, where she was a Director and Senior Portfolio Manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

14

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

15

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

16

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

17

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

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Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

19

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

20

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

21

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

22

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

23

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

24

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

26

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

27

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

28

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

29

Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

30

Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

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(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

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•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets

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of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid

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such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds - $2,000
(b)	money market Funds - $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

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Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

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Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Connecticut Tax-Exempt Fund—Class A Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.56	$6.95	$7.71	$7.92	$7.91
Income from Investment Operations:
Net investment income(a)	0.28	0.27	0.28	0.28	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	0.63	(0.68)	(0.12)	0.11
Total from investment operations	0.61	0.90	(0.40)	0.16	0.40
Less Distributions to Shareholders:
From net investment income	(0.28)	(0.27)	(0.27)	(0.28)	(0.28)
From net realized gains	—	(0.02)	(0.09)	(0.09)	(0.11)
Total distributions to shareholders	(0.28)	(0.29)	(0.36)	(0.37)	(0.39)
Net Asset Value, End of Period	$7.89	$7.56	$6.95	$7.71	$7.92
Total return(b)(c)	8.14%	13.18%	(5.36)%	2.03%	5.25%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.84%	0.84%	0.84%	0.84%	0.84%
Waiver/Reimbursement	0.21%	0.17%	0.15%	0.13%	0.16%
Net investment income(d)	3.57%	3.67%	3.73%	3.61%	3.67%
Portfolio turnover rate	17%	7%	10%	14%	13%
Net assets, end of period (000s)	$79,875	$75,465	$67,265	$84,351	$87,906

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Columbia Connecticut Tax-Exempt Fund—Class B Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.56	$6.95	$7.71	$7.92	$7.91
Income from Investment Operations:
Net investment income(a)	0.22	0.21	0.22	0.22	0.23
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	0.63	(0.67)	(0.12)	0.11
Total from investment operations	0.55	0.84	(0.45)	0.10	0.34
Less Distributions to Shareholders:
From net investment income	(0.22)	(0.21)	(0.22)	(0.22)	(0.22)
From net realized gains	—	(0.02)	(0.09)	(0.09)	(0.11)
Total distributions to shareholders	(0.22)	(0.23)	(0.31)	(0.31)	(0.33)
Net Asset Value, End of Period	$7.89	$7.56	$6.95	$7.71	$7.92
Total return(b)(c)	7.34%	12.34%	(6.07)%	1.27%	4.47%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.59%	1.59%	1.59%	1.59%	1.59%
Waiver/Reimbursement	0.21%	0.17%	0.15%	0.13%	0.16%
Net investment income(d)	2.85%	2.94%	2.98%	2.86%	2.93%
Portfolio turnover rate	17%	7%	10%	14%	13%
Net assets, end of period (000s)	$2,835	$6,871	$10,860	$17,026	$25,085

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

64

Columbia Connecticut Tax-Exempt Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.56	$6.95	$7.71	$7.92	$7.91
Income from Investment Operations:
Net investment income(a)	0.24	0.24	0.25	0.24	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.33	0.63	(0.68)	(0.12)	0.12
Total from investment operations	0.57	0.87	(0.43)	0.12	0.37
Less Distributions to Shareholders:
From net investment income	(0.24)	(0.24)	(0.24)	(0.24)	(0.25)
From net realized gains	—	(0.02)	(0.09)	(0.09)	(0.11)
Total distributions to shareholders	(0.24)	(0.26)	(0.33)	(0.33)	(0.36)
Net Asset Value, End of Period	$7.89	$7.56	$6.95	$7.71	$7.92
Total return(b)(c)	7.66%	12.67%	(5.79)%	1.57%	4.78%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.29%	1.29%	1.29%	1.29%	1.29%
Waiver/Reimbursement	0. 51%	0.47%	0.45%	0.43%	0.46%
Net investment income(d)	3.12%	3.22%	3.28%	3.16%	3.23%
Portfolio turnover rate	17%	7%	10%	14%	13%
Net assets, end of period (000s)	$12,732	$12,311	$11,565	$12,890	$13,792

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

65

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Connecticut Tax-Exempt Fund—Class A Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.79%	-0.74%	$9,926.00	$551.83
2	10.25%	1.03%	3.20%	$10,320.06	$104.27
3	15.76%	1.03%	7.30%	$10,729.77	$108.41
4	21.55%	1.03%	11.56%	$11,155.74	$112.71
5	27.63%	1.03%	15.99%	$11,598.63	$117.19
6	34.01%	1.03%	20.59%	$12,059.09	$121.84
7	40.71%	1.03%	25.38%	$12,537.84	$126.67
8	47.75%	1.03%	30.36%	$13,035.59	$131.70
9	55.13%	1.03%	35.53%	$13,553.10	$136.93
10	62.89%	1.03%	40.91%	$14,091.16	$142.37
Total Gain After Fees and Expenses				$4,091.16
Total Annual Fees and Expenses Paid					$1,653.92

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

66

Columbia Connecticut Tax-Exempt Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.78%	6.79%	$10,679.14	$187.12
3	15.76%	1.78%	10.23%	$11,023.01	$193.15
4	21.55%	1.78%	13.78%	$11,377.95	$199.37
5	27.63%	1.78%	17.44%	$11,744.32	$205.79
6	34.01%	1.78%	21.22%	$12,122.49	$212.41
7	40.71%	1.78%	25.13%	$12,512.83	$219.25
8	47.75%	1.78%	29.16%	$12,915.74	$226.31
9	55.13%	1.03%	34.28%	$13,428.50	$135.67
10	62.89%	1.03%	39.62%	$13,961.61	$141.06
Total Gain After Fees and Expenses				$3,961.61
Total Annual Fees and Expenses Paid					$1,876.79

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Connecticut Tax-Exempt Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.78%	6.79%	$10,679.14	$187.12
3	15.76%	1.78%	10.23%	$11,023.01	$193.15
4	21.55%	1.78%	13.78%	$11,377.95	$199.37
5	27.63%	1.78%	17.44%	$11,744.32	$205.79
6	34.01%	1.78%	21.22%	$12,122.49	$212.41
7	40.71%	1.78%	25.13%	$12,512.83	$219.25
8	47.75%	1.78%	29.16%	$12,915.74	$226.31
9	55.13%	1.78%	33.32%	$13,331.63	$233.60
10	62.89%	1.78%	37.61%	$13,760.91	$241.12
Total Gain After Fees and Expenses				$3,760.91
Total Annual Fees and Expenses Paid					$2,074.78

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Connecticut Tax-Exempt Fund

Class A, Class B and Class C Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1011-99 A (3/11)

Columbia Connecticut Tax-Exempt Fund

Prospectus March 1, 2011

Class	Ticker Symbol
Class Z Shares	CCTZX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Connecticut Tax-Exempt Fund

 Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Connecticut individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

 Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z Shares
Management fees(a)	0.47%
Distribution and/or service (Rule 12b-1) fees	0.00%
Other expenses	0.32	%(b)
Total annual Fund operating expenses	0.79%
Fee waivers and/or reimbursements(c)	-0.24%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.55%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(b)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(c)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear through February 29, 2012 a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.55% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$56	$228	$415	$956

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

4

 Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

•	Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various

5

public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of

6

mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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 Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. For periods prior to September 27, 2010, when Class Z shares were initially offered by the Fund, the returns shown include the returns of the Fund’s Class A shares, which are not offered in this prospectus. Class Z shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund’s share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class A and Class Z shares. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	6.97%
Worst:	4th quarter 2010:	-5.25%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Connecticut Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with maturities of at least one year. The Lipper Connecticut Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

	1 year	5 years	10 years
Class Z shares returns before taxes	1.65%	3.19%	4.08%
Class Z shares returns after taxes on distributions	1.53%	3.09%	3.95%
Class Z shares returns after taxes on distributions and sale of Fund shares	2.55%	3.26%	4.04%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper Connecticut Municipal Debt Funds Classification (reflects no deductions for taxes)	1.24%	2.91%	3.86%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs).

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Catherine Stienstra Manager. Service with the Fund since October 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments for Class Z shares of the Fund range from $0 to $2,000. There is no minimum additional investment for Class Z shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

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In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund — Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Catherine Stienstra

Manager. Service with the Fund since October 2010.

Director and Senior Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2007. Sector Leader of the Adviser’s Municipal Bond Team from 2007 to 2010. Prior to 2007, Ms. Stienstra was employed by FAF Advisors, Inc. (formerly USBancorp Asset Management) from 1998 to 2007, where she was a Director and Senior Portfolio Manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rate of 0.55% of the Fund’s average daily net assets attributable to Class Z shares. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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 Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the  icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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About Class Z Shares

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.”

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class Z shares. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

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FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges	Contingent Deferred Sales Charges (CDSCs)	Maximum Distribution and Service (12b-1) Fees	Non 12b-1 Service Fees
Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements ranging from $0 to $2,000.	none	none	none	none	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank

17

of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	—(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your

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accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section About Class Z Shares.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section About Class Z Shares.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

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Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

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Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Minimum Investment and Account Balance – Class Z Shares Minimum Investments.

In addition, for Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	Class Z
Minimum Initial Investment	variable	(a)
Minimum Additional Investments	$100
Minimum Account Balance	$250	(b)

(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.
(b)

If your Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

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Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all accounts other than Individual Retirement Accounts		Individual Retirement Accounts
Minimum Initial Investment	variable	(a)	$100
Minimum Additional Investments	$100		$50
Minimum Account Balance*	none		none

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	The minimum initial investment amount for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior

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to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the SAI.

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

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Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Wire Redemptions

You may request that your Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

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In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were

30

not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

31

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•     your name

•     the name of the Fund(s)

•     your account number the class of shares to be exchanged or sold

•     your social security number (SSN) or other taxpayer identification number (TIN)

•     the dollar amount or number of shares you want to exchange or sell

•     specific instructions regarding delivery or exchange destination

•     signature(s) of registered account owner(s)

•     any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled About Class Z Shares. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

33

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled About Class Z Shares.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

34

If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

35

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Connecticut Tax-Exempt Fund—Class Z Shares

Period Ended October 31, 2010(a)
Net Asset Value, Beginning of Period	$7.98
Income from Investment Operations:
Net investment income(b)	0.03
Net realized and unrealized gain (loss) on investments	(0.09)
Total from investment operations	(0.06)
Less Distributions to Shareholders:
From net investment income	(0.03)
Net Asset Value, End of Period	$7.89
Total return(c)(d)	(0.79)%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(e)(f)	0.60%
Waiver/Reimbursement(f)	0.21%
Net investment income(e)(f)	3.70%
Portfolio turnover rate(d)	17%
Net assets, end of period (000s)	$2

(a)	Class Z shares commenced operations on September 27, 2010. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%
(f)	Annualized.

37

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Connecticut Tax-Exempt Fund—Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.55%	4.45%	$10,445.00	$56.22
2	10.25%	0.79%	8.85%	$10,884.73	$84.25
3	15.76%	0.79%	13.43%	$11,342.98	$87.80
4	21.55%	0.79%	18.21%	$11,820.52	$91.50
5	27.63%	0.79%	23.18%	$12,318.17	$95.35
6	34.01%	0.79%	28.37%	$12,836.76	$99.36
7	40.71%	0.79%	33.77%	$13,377.19	$103.55
8	47.75%	0.79%	39.40%	$13,940.37	$107.90
9	55.13%	0.79%	45.27%	$14,527.26	$112.45
10	62.89%	0.79%	51.39%	$15,138.85	$117.18
Total Gain After Fees and Expenses				$5,138.85
Total Annual Fees and Expenses Paid					$955.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

38

Columbia Connecticut Tax-Exempt Fund

Class Z Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1014-99 C (3/11)

Columbia Massachusetts Tax-Exempt Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	COMAX
Class B Shares	CMABX
Class C Shares	COMCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

    Investment Objective

    Fees and Expenses of the Fund

    Principal Investment Strategies

    Principal Risks

    Performance Information

    Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia Massachusetts Tax-Exempt Fund

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and Massachusetts individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.47%		0.47%		0.47%
Distribution and/or service (Rule 12b-1) fees	0.23%		0.98%		0.98%
Other expenses	0.24	%(e)	0.24	%(e)	0.24	%(e)
Acquired fund fees and expenses	0.01%		0.01%		0.01%
Total annual Fund operating expenses	0.95%		1.70%		1.70%
Fee waivers and/or reimbursements(f)	-0.15%		-0.15%		-0.15%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.80%		1.55%		1.55%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

(g)

“Total annual Fund operating expenses” may not match “Net Expenses” in the Financial Highlights section of this prospectus, which does not include, among other things, fees and expenses incurred as a result of investment in shares of certain pooled investment vehicles.

3

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$553	$749	$962	$1,573
Class B Shares
Assuming no redemption of shares	$158	$521	$909	$1,797
Assuming complete redemption of shares at the end of the period	$658	$821	$1,109	$1,797
Class C Shares
Assuming no redemption of shares	$158	$521	$909	$1,996
Assuming complete redemption of shares at the end of the period	$258	$521	$909	$1,996

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

4

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest in zero coupon bonds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are

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subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

•

Zero-Coupon Bonds Risk – Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	8.63%
Worst:	4th quarter 2010:	-6.23%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Lipper Massachusetts Municipal Debt Funds Classification is composed of funds with investment objectives similar to those of the Fund.

	1 year	5 years	10 years
Class A shares returns before taxes	-3.98%	2.18%	3.81%
Class A shares returns after taxes on distributions	-4.10%	2.09%	3.67%
Class A shares returns after taxes on distributions and sale of Fund shares	-1.05%	2.44%	3.84%
Class B shares returns before taxes	-4.75%	2.07%	3.54%
Class C shares returns before taxes	-0.61%	2.71%	3.85%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Lipper Massachusetts Municipal Debt Funds Classification (reflects no deductions for taxes)	0.82%	2.94%	3.93%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Catherine Stienstra Manager. Service with the Fund since October 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class B and Class C shares. The minimum additional investment for Class A, Class B and Class C shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

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In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Catherine Stienstra

Manager. Service with the Fund since October 2010.

Director and Senior Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2007. Sector Leader of the Adviser’s Municipal Bond Team from 2007 to 2010. Prior to 2007, Ms. Stienstra was employed by FAF Advisors, Inc. (formerly USBancorp Asset Management) from 1998 to 2007, where she was a Director and Senior Portfolio Manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

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Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

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Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

17

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

18

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

23

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

29

Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

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(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

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•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

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•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

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Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

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Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund- The annual distribution fee shall be 0.65% of the average daily net assets

39

of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV	=	(Value of assets of the share class) —(Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid

45

such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Investment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Investments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A

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shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

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Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

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If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

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FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Massachusetts Tax-Exempt Fund—Class A Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.57		$6.98		$7.69		$7.94		$7.83
Income from Investment Operations:
Net investment income(a)	0.31		0.31		0.31		0.31		0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.30		0.63		(0.71)		(0.18)		0.17
Total from investment operations	0.61		0.94		(0.40)		0.13		0.48
Less Distributions to Shareholders:
From net investment income	(0.30)		(0.30)		(0.31)		(0.31)		(0.31)
From net realized gains	(0.04)		(0.05)		—		(0.07)		(0.06)
Total distributions to shareholders	(0.34)		(0.35)		(0.31)		(0.38)		(0.37)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$7.84		$7.57		$6.98		$7.69		$7.94
Total return(c)	8.30	%(d)	13.82	%(d)	(5.46)%		1.65%		6.30%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees(e)	0.83%		0.85%		0.93%		0.94%		0.93%
Interest expense and fees	—		—		0.03	%(f)	0.07	%(f)	0.06	%(f)
Net expenses(e)	0.83%		0.85%		0.96%		1.01%		0.99%
Waiver/Reimbursement	0.13%		0.09%		—		—		—
Net investment income(e)	4.02%		4.18%		4.08%		3.96%		3.99%
Portfolio turnover rate	8%		15%		16%		14%		6%
Net assets, end of period (000s)	$120,910		$117,193		$108,149		$128,833		$137,232

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

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Columbia Massachusetts Tax-Exempt Fund—Class B Shares

	Year Ended October 31, 2010		Year Ended October 31, 2009		Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.57		$6.98		$7.69		$7.94		$7.83
Income from Investment Operations:
Net investment income(a)	0.25		0.25		0.25		0.25		0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.31		0.64		(0.71)		(0.18)		0.17
Total from investment operations	0.56		0.89		(0.46)		0.07		0.42
Less Distributions to Shareholders:
From net investment income	(0.25)		(0.25)		(0.25)		(0.25)		(0.25)
From net realized gains	(0.04)		(0.05)		—		(0.07)		(0.06)
Total distributions to shareholders	(0.29)		(0.30)		(0.25)		(0.32)		(0.31)
Increase from regulatory settlements	—	(b)	—		—		—		—
Net Asset Value, End of Period	$7.84		$7.57		$6.98		$7.69		$7.94
Total return(c)	7.50	%(d)	12.98	%(d)	(6.16)%		0.90%		5.50%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees(e)	1.58%		1.60%		1.68%		1.69%		1.68%
Interest expense and fees	—		—		0.03	%(f)	0.07	%(f)	0.06	%(f)
Net expenses(e)	1.58%		1.60%		1.71%		1.76%		1.74%
Waiver/Reimbursement	0.13%		0.09%		—		—		—
Net investment income(e)	3.29%		3.46%		3.32%		3.21%		3.25%
Portfolio turnover rate	8%		15%		16%		14%		6%
Net assets, end of period (000s)	$3,587		$6,641		$10,518		$14,941		$21,192

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

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Columbia Massachusetts Tax-Exempt Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008		Year Ended October 31, 2007		Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.57	$6.98	$7.69		$7.94		$7.83
Income from Investment Operations:
Net investment income(a)	0.28	0.27	0.27		0.27		0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.30	0.64	(0.71)		(0.18)		0.16
Total from investment operations	0.58	0.91	(0.44)		0.09		0.44
Less Distributions to Shareholders:
From net investment income	(0.27)	(0.27)	(0.27)		(0.27)		(0.27)
From net realized gains	(0.04)	(0.05)	—		(0.07)		(0.06)
Total distributions to shareholders	(0.31)	(0.32)	(0.27)		(0.34)		(0.33)
Increase from regulatory settlements	— (b)	—	—		—		—
Net Asset Value, End of Period	$7.84	$7.57	$6.98		$7.69		$7.94
Total return(c)(d)	7.81%	13.31%	(5.88)%		1.20%		5.82%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense and fees(e)	1.28%	1.30%	1.38%		1.39%		1.38%
Interest expense and fees	—	—	0.03	%(f)	0.07	%(f)	0.06	%(f)
Net expenses(e)	1.28%	1.30%	1.41%		1.46%		1.44%
Waiver/Reimbursement	0.43%	0.39%	0.30%		0.30%		0.30%
Net investment income(e)	3.57%	3.73%	3.63%		3.51%		3.54%
Portfolio turnover rate	8%	15%	16%		14%		6%
Net assets, end of period (000s)	$10,922	$10,339	$8,670		$10,683		$13,982

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Interest expense and fees relate to the liability for floating-rate notes issued in conjunction with inverse floater securities transactions.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Massachusetts Tax-Exempt Fund—Class A Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.80%	-0.75	%(b)	$9,925.05	$552.80
2	10.25%	0.95%	3.27%		$10,327.01	$96.20
3	15.76%	0.95%	7.45%		$10,745.26	$100.09
4	21.55%	0.95%	11.80%		$11,180.44	$104.15
5	27.63%	0.95%	16.33%		$11,633.25	$108.37
6	34.01%	0.95%	21.04%		$12,104.40	$112.75
7	40.71%	0.95%	25.95%		$12,594.62	$117.32
8	47.75%	0.95%	31.05%		$13,104.71	$122.07
9	55.13%	0.95%	36.35%		$13,635.45	$127.02
10	62.89%	0.95%	41.88%		$14,187.68	$132.16
Total Gain After Fees and Expenses					$4,187.68
Total Annual Fees and Expenses Paid						$1,572.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

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Columbia Massachusetts Tax-Exempt Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.70%	6.86%	$10,686.39	$178.77
3	15.76%	1.70%	10.39%	$11,039.04	$184.67
4	21.55%	1.70%	14.03%	$11,403.32	$190.76
5	27.63%	1.70%	17.80%	$11,779.63	$197.06
6	34.01%	1.70%	21.68%	$12,168.36	$203.56
7	40.71%	1.70%	25.70%	$12,569.92	$210.28
8	47.75%	1.70%	29.85%	$12,984.72	$217.21
9	55.13%	0.95%	35.11%	$13,510.61	$125.85
10	62.89%	0.95%	40.58%	$14,057.79	$130.95
Total Gain After Fees and Expenses				$4,057.79
Total Annual Fees and Expenses Paid					$1,796.78

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Massachusetts Tax-Exempt Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.55%	3.45%	$10,345.00	$157.67
2	10.25%	1.70%	6.86%	$10,686.39	$178.77
3	15.76%	1.70%	10.39%	$11,039.04	$184.67
4	21.55%	1.70%	14.03%	$11,403.32	$190.76
5	27.63%	1.70%	17.80%	$11,779.63	$197.06
6	34.01%	1.70%	21.68%	$12,168.36	$203.56
7	40.71%	1.70%	25.70%	$12,569.92	$210.28
8	47.75%	1.70%	29.85%	$12,984.72	$217.21
9	55.13%	1.70%	34.13%	$13,413.22	$224.38
10	62.89%	1.70%	38.56%	$13,855.86	$231.79
Total Gain After Fees and Expenses				$3,855.86
Total Annual Fees and Expenses Paid					$1,996.15

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Massachusetts Tax-Exempt Fund

Class A, Class B and Class C Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1016-99 A (3/11)

Columbia New York Tax-Exempt Fund

Prospectus March 1, 2011

Class	Ticker Symbols
Class A Shares	COLNX
Class B Shares	CNYBX
Class C Shares	CNYCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Icons Guide

Investment Objective

Fees and Expenses of the Fund

Principal Investment Strategies

Principal Risks

Performance Information

Other Roles and Relationships of Ameriprise Financial and its Affiliates - Certain Conflicts of Interest

2

Columbia New York Tax-Exempt Fund

Investment Objective

The Fund seeks total return, consisting of current income exempt from federal income tax and New York individual income tax and of capital appreciation, consistent with moderate fluctuation of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 16 of this prospectus and in Appendix C of the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.47%		0.47%		0.47%
Distribution and/or service (Rule 12b-1) fees	0.24%		0.99%		0.99%
Other expenses	0.40	%(e)	0.40	%(e)	0.40	%(e)
Total annual Fund operating expenses	1.11%		1.86%		1.86%
Fee waivers and/or reimbursements(f)	-0.32%		-0.32%		-0.32%
Total annual Fund operating expenses after the fee waivers and/or reimbursements	0.79%		1.54%		1.54%

(a)

Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.

(b)	This charge decreases over time.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(d)	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
(e)	Other expenses have been restated to reflect contractual changes to the transfer agency fees paid with respect to the indicated share class.
(f)

Columbia Management Investment Advisers, LLC (the Adviser) has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

•	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

•	your investment has a 5% return each year, and

•	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on February 29, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$552	$781	$1,028	$1,735
Class B Shares
Assuming no redemption of shares	$157	$554	$976	$1,957
Assuming complete redemption of shares at the end of the period	$657	$854	$1,176	$1,957
Class C Shares
Assuming no redemption of shares	$157	$554	$976	$2,154
Assuming complete redemption of shares at the end of the period	$257	$554	$976	$2,154

Remember this is an example only. Your actual costs may be higher or lower.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

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Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers and by mutual funds that invest in such securities. The Fund may invest up to 20% of its net assets in securities that pay interest subject to taxation. The Fund may invest in bonds of any maturity. Qualified issuers include issuers located in U.S. territories Guam, Puerto Rico and the U.S. Virgin Islands.

The Fund primarily invests in municipal securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management Investment Advisers, LLC, the Fund’s investment adviser (the Adviser) to be of comparable quality. The Fund also may invest up to 25% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Adviser to be of comparable quality, which are commonly referred to as “junk bonds.”

The Fund may invest in derivatives, including futures, forwards, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Adviser evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Adviser considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Adviser, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Adviser considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Adviser may sell a security if the Adviser believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Principal Risks

•

Investment Strategy Risk – The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in more than one state, as unfavorable developments have the potential to impact more significantly the Fund than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The Statement of Additional Information provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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•

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are

6

subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc. (Standard & Poor’s), or Fitch, Inc. (Fitch) or Baa by Moody’s Investors Service, Inc. (Moody’s)), or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s, or Fitch or Ba by Moody’s) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

•

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds. The Fund may not operate as a non-diversified fund at all times.

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Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds’ website at www.columbiamanagement.com or by calling 800.345.6611.

Year by Year Total Return (%) as of December 31 Each Year

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2009:	9.75%
Worst:	4th quarter 2010:	-5.91%

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Average Annual Total Return as of December 31, 2010

The table compares the Fund’s returns for each period with those of the Barclays Capital Municipal Bond Index, the Barclays Capital New York Municipal Bond Index and the Lipper New York Municipal Debt Funds Classification. The Barclays Capital Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. The Barclays Capital New York Municipal Bond Index is a subset of the Barclays Capital Municipal Bond Index consisting solely of bonds issued in the state of New York. Prior to June 1, 2010, the Barclays Capital Municipal Bond Index was the Fund’s sole benchmark. The Fund added the Barclays Capital New York Municipal Bond Index as a secondary benchmark effective June 1, 2010 because the Adviser believes that the Barclays Capital New York Municipal Bond Index provides a reasonable view of the available municipal investment opportunities in New York and therefore provides an additional useful performance comparison. The Lipper New York Municipal Debt Funds Classification is composed of funds with principal investment strategies similar to those of the Fund.

	1 year	5 years	10 years
Class A shares returns before taxes	-3.45%	2.35%	3.86%
Class A shares returns after taxes on distributions	-3.49%	2.18%	3.74%
Class A shares returns after taxes on distributions and sale of Fund shares	-0.82%	2.60%	3.91%
Class B shares returns before taxes	-4.25%	2.26%	3.59%
Class C shares returns before taxes	-0.06%	2.89%	3.90%
Barclays Capital Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%
Barclays Capital New York Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	2.44%	4.27%	4.86%
Lipper New York Municipal Debt Funds Classification (reflects no deductions for taxes)	1.63%	2.91%	3.86%

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

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Investment Adviser and Portfolio Manager(s)

Investment Adviser	Portfolio Manager

Columbia Management Investment Advisers, LLC	Catherine Stienstra Manager. Service with the Fund since October 2010.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on any business day on the Columbia Funds’ website at www.columbiamanagement.com, by mail (Columbia Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081) or by telephone at 800.422.3737. You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. Minimum initial investments vary among share classes and are generally $2,000 for Class A, Class B and Class C shares. The minimum additional investment for Class A, Class B and Class C shares is $100. Subject to certain limited exceptions, the Fund no longer accepts investments in Class B shares.

Tax Information

Generally, a substantial portion of the Fund’s distributions consists of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes or for purposes of the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies – including Columbia Management Investment Advisers, LLC (the Adviser), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) – may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the Statement of Additional Information. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) discussed in the Principal Investment Strategies section of this prospectus may not be changed without shareholder approval.

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Money Market Funds

The Fund may invest uninvested cash, including cash collateral received in connection with its securities lending program, in shares of registered or unregistered money market funds, including funds advised by the Adviser. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest. The Adviser and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral. The Fund may invest some or all of the cash collateral it receives in connection with its securities lending program in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent (or its affiliates). The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliates) and the Fund with respect to the management of such cash collateral. Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which the Fund files a Form N-CSR or Form N-Q (forms filed with the Securities and Exchange Commission (SEC) that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately but no earlier than 30 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

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In addition, more current information concerning the Fund’s portfolio holdings as of specified dates also may be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Information on Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover rate can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s portfolio turnover rate for its most recent fiscal year in the Fees and Expenses of the Fund – Portfolio Turnover section of this prospectus and portfolio turnover rates for prior fiscal years in the Financial Highlights section of this prospectus.

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Management of the Fund

Primary Service Providers

The Adviser, which is also the Fund’s administrator, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial), currently provide key services to the Fund and various other funds, including the Columbia-branded funds (Columbia Funds) and the RiverSource-, Seligman- and Threadneedle-branded funds, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, and are paid for providing these services. These service relationships with respect to the Fund are described below.

The Adviser

The Adviser is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser to the Columbia Funds as well as to RiverSource-, Seligman- and Threadneedle-branded funds. The Adviser is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, the Adviser’s name was RiverSource Investments, LLC. Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. The Adviser’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, the Adviser acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Adviser manages the day-to-day operations of the Fund, determines what securities and other investments the Fund should buy or sell and executes the portfolio transactions. Although the Adviser is responsible for the investment management of the Fund, the Adviser may delegate certain of its duties to one or more investment subadvisers. The Adviser may use the research and other capabilities of its affiliates and third parties in managing investments.

The Fund pays the Adviser a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to its investment adviser by the Fund amounted to 0.50% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s amended investment management services agreement with the Adviser is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Subadviser(s)

The Adviser may engage an investment subadviser or subadvisers to make the day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser.

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

At present, the Adviser has not engaged any investment subadviser for the Fund.

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Portfolio Manager

Information about the Adviser’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Catherine Stienstra

Manager. Service with the Fund since October 2010.

Director and Senior Portfolio Manager of the Adviser; associated with the Adviser as an investment professional since 2007. Sector Leader of the Adviser’s Municipal Bond Team from 2007 to 2010. Prior to 2007, Ms. Stienstra was employed by FAF Advisors, Inc. (formerly USBancorp Asset Management) from 1998 to 2007, where she was a Director and Senior Portfolio Manager. Ms. Stienstra began her investment career in 1988 and earned a B.A. from the University of Nebraska.

The Administrator

Columbia Management Investment Advisers, LLC (the Administrator) is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s service providers and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Up to $250 million	0.070%
$250 million to $1 billion	0.065%
$1 billion to $3 billion	0.060%
$3 billion to $12 billion	0.050%
$12 billion and over	0.040%

The Distributor

Shares of the Fund are distributed by the Distributor. The Distributor is a registered broker/dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent’s responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. Although transfer agency fees vary among certain share classes, the Fund generally pays the Transfer Agent monthly fees on a per-account basis and reimburses the Transfer Agent for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations.

Expense Reimbursement Arrangements

The Adviser has contractually agreed to bear, through February 29, 2012, a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed the annual rates of 0.79%, 1.54% and 1.54% of the Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Adviser.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates—Certain Conflicts of Interest

The Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds, as well as RiverSource-, Seligman- and Threadneedle-branded funds, for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

The Adviser and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, insurance, broker/dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by the Adviser and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•

the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of the Adviser and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Adviser, and a Columbia Fund.

The Adviser and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the “Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest” section of the SAI, which is identified by the icon. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

15

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia Funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn and RiverSource funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Choosing a Share Class – Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia Funds. For a list of Legacy Columbia Funds, see Appendix E to the Fund’s SAI. The funds and portfolios that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F to the Fund’s SAI. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds.

The Funds’ primary service providers are referred to as follows: Columbia Management, the Adviser or the investment manager refers to Columbia Management Investment Advisers, LLC, the Transfer Agent refers to Columbia Management Investment Services Corp. and the Distributor refers to Columbia Management Investment Distributors, Inc.

Additional information about the Funds can be obtained by contacting the following:

Website*	Toll-Free Number	Mailing Addresses

www.columbiamanagement.com	800.345.6611	Regular Mail:	Express Mail:

		The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

16

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you. The following summarizes the primary features of Class A, Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class T and Class W shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, among others, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

17

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)

Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more none for money market Funds and certain other Funds(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(g)	distribution fee up to 0.25% service fee up to 0.25%	none

Class B*	Closed to new investors(h)	up to $49,999	convert to Class A shares generally eight years after purchase(i)	none	5.00% maximum, gradually declining to 0.00% after six years(i)	0.75% distribution fee and 0.25% service fee, with certain exceptions	none

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors(e)	up to $999,999; no limit for eligible employee benefit plans(j)	none	none	1.00% on certain investments redeemed within one year of purchase	0.75% distribution fee 0.25% service fee	none

Class I*	Available only to other Funds (i.e. fund-of-fund investments)	none	none	none	none	none	none

18

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment	none	none	none	none	Legacy Columbia funds: 0.50% distribution fee Legacy RiverSource funds: 0.50% fee, of which service fee may be up to 0.25%	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	0.25% distribution fee	0.25%(l)

19

Class R4*	Class R4 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R4 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(k)	none	none	none	none	none	0.25%(l)

20

Class R5*	Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus. Effective after the close of business on December 31, 2010, Class R5 shares of Legacy RiverSource funds are closed to new investors. Available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, certain non-qualified deferred compensation plans whose participants are included in	none	none	none	none	none	none

21

Class R5*	a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(k)	none	none	none	none	none	none

22

Class T*	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds)	none	none	5.75% maximum, declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase(m)	none	up to 0.50%(n)

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs	none	none	none	none	0.25% distribution and service fees, with certain exceptions	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. See Choosing a Share Class – Sales Charges and Commissions for more information on applicable sales charges and see Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

23

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or servicing fees for certain classes of certain Funds. See Choosing a Share Class – Distribution and Service Fees for more information on these voluntary waivers. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

For more information, see Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee and Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees.

(e)

The minimum initial investment requirement is $5,000 for Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the minimum initial investment requirement.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Any initial purchase orders for the Fund’s Class B shares, except for certain limited transactions, will be rejected. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail under Buying, Selling and Exchanging Shares – Eligible Investors – Class B Shares Closed) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different policies, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

The timing of conversion and the CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. See Choosing a Share Class – Class B Shares – CDSC and Choosing a Share Class – Class B Shares – Conversion to Class A Shares for more information on the CDSC schedule and the timing of conversion of Class B shares to Class A shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under sections 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance), may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. See also Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares for more information on eligible investors in these classes of shares and the closing of these share classes.

(l)	See Choosing a Share Class – Distribution and Service Fees – Class R3 and Class R4 Shares Plan Administration Fee for more information.
(m)

Legacy Columbia fund Class T shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010, will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(n)	See Choosing a Share Class – Distribution and Service Fees – Class T Shareholder Service Fees for more information.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

24

Class A Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following table presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling and/or servicing agent notify the Fund).

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Equity Funds and Funds-of-Funds (equity)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

25

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.00%
$50,000 – $99,999	4.25%	4.44%	3.50%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.15%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	2.75%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.00%	3.09%	2.50%
$100,000 – $249,999	2.50%	2.56%	2.15%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

26

Class A Shares—Front-End Sales Charge—Breakpoint Schedule For Columbia Short Term Bond Fund and Columbia Short Term Municipal Bond Fund

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes – Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund and Columbia Retirement Plus 2045 Fund. “Funds-of-Funds (fixed income)” includes – Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

27

Class A Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

28

Class A Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares—Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares—CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

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Class B Shares—CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%**
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B Shares—CDSC Schedule for Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares—Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class B Shares—Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund (which do not convert to Class A shares). Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares—Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares—CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and on shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Funds.

Class C Shares—Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Class R Shares—Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares—Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Equity Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class T Shares—Front-End Sales Charge—Breakpoint Schedule for Fixed Income Funds

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

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(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on purchases of $3 million up to but not including $50 million; and up to 0.25% on purchases of $50 million or more.

Class T Shares—CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares—Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares—Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

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Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial advisors and selling and/or servicing agents. You and your financial advisor are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

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Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and/or Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates[1];

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors[1];

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agents having a selling agreement with the Distributor[1];

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds[1];

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

35

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, please see the SAI.

[1]	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC—Waivers of the CDSC for Class A, Class C and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

36

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the SAI.

CDSC—Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, please see the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of a Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of a Fund will not be reimbursed.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

37

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee		Service Fee		Combined Total
Class A	up to 0.25%		up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%		0.25%		1.00	%(b)
Class C	0.75	%(c)	0.25%		1.00	%(b)(d)
Class I	none		none		none
Class R (Legacy Columbia funds)	0.50%		—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%		up to 0.25%		0.50	%(e)
Class R3	0.25%		0.25	%(f)	0.50	%(f)
Class R4	none		0.25	%(f)	0.25	%(f)
Class R5	none		none		none
Class T	none		0.50	%(g)	0.50	%(g)
Class W	up to 0.25%		up to 0.25%		0.25	%(c)

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund

	up to 0.10%	up to 0.25%	up to 0.35%*

38

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund

	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund

	—	—	0.25%**

*	These Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
**	These Columbia funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.
(b)

The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below. Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets. Service Fee for Class A shares and Class B shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund- The annual distribution fee shall be 0.65% of the average daily net assets

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of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of Legacy RiverSource funds, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their selling and/or servicing agents with the shareholder service and distribution fees paid to them by the Distributor.

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If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers. The Distributor, the Transfer Agent and the investment manager may also make payments to selling and/or servicing agents, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

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These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Legacy Columbia fund (other than the Columbia Acorn funds) and each Legacy RiverSource fund is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the SAI for additional information. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the intermediaries, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described in the prospectus. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)
NAV	=	— (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to

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assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following addresses: (regular mail) The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 and (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Telephone Transactions

For Class A, Class B, Class C, Class R and Class T shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or other taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R and Class T shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or other TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy—Class A, B, C and T Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid

45

such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address(es)) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy—Class A, B, C and T Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial advisor. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address(es) can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Above Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class R, Class R3, Class R4, Class R5 or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy—Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and selling and/or servicing agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and

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procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

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Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

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Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at www.columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

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Mail your check and completed application to:

Regular Mail*	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail*	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

*	You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum

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initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Class A Shares – Front-end Sales Charges for additional information about Class A shares. Your financial advisor or selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your financial advisor or selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their financial advisor if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are currently only available to the Funds (i.e., fund-of-fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Class R4 and Class R5 shares of Legacy Columbia funds are not being offered for sale as of the date of this prospectus.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college

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savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and Class R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Legacy Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

In addition, for Class I, Class R and Class W shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

	For all Funds and classes except those listed to the right (non-qualified accounts)	Individual Retirement Accounts	Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class R5		Class W
Minimum Initial Invest-ment(a)	$2,000	$1,000	$10,000	$5,000	none	Variable	(b)	$500
Minimum Additional Invest-ments	$100	$100	$100	$100	none	none		none

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Minimum Account Balance(c)	$250	none	$5,000	$2,500	none	none	$500

(a)	Minimum initial investments are not applicable for share classes that are closed to new investors.
(b)

The minimum initial investment amount for Class R5 shares varies depending on eligibility. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class R3, Class R4 and Class R5 Shares above.

(c)

If your Class A, B, C or T shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance—Systematic Investment Plans

	For all Funds and classes except those listed to the right (non-qualified accounts)		Individual Retirement Accounts		Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	Columbia Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	Class I Class R Class R3 Class R4	Class W
Minimum Initial Investment	$100	(a)	$100	(b)	$10,000	$5,000	none	$500
Minimum Additional Investments	$100		$50		$100	$100	none	none

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Minimum Account Balance*	none	(b)	none	$5,000	$2,500	none	$500

*	If your Fund account balance is below the minimum initial investment described above, you must make investments at least monthly.
(a)	money market Funds – $2,000
(b)	money market Funds – $1,000

The minimum initial investment amounts may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment and minimum additional investment.

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Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C and Class T shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C and Class T shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5 and Class W shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

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Wire Redemptions

You may request that your Class A, Class B, Class C, Class I, Class T and Class W share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C and Class T shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T and/or Class W shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

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•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling and/or servicing agent for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T and/or Class W shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A

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shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial advisor for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described in this prospectus, including different transaction limits, exchange policies and sale procedures.

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Account established with the Fund

By mail Mail your exchange or sale request to:

Regular Mail	The Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

Express Mail	The Funds c/o Columbia Management Investment Services Corp. 30 Dan Road Canton, MA 02021-2809

Include in your letter:

•       your name

•       the name of the Fund(s)

•       your account number the class of shares to be exchanged or sold

•       your social security number (SSN) or other taxpayer identification number (TIN)

•       the dollar amount or number of shares you want to exchange or sell

•       specific instructions regarding delivery or exchange destination

•       signature(s) of registered account owner(s)

•       any special documents the Transfer Agent may require in order to process your order

When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling and/or servicing agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

60

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. For tax-exempt Funds: In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2012, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income and tax-exempt Funds: The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2012, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option.

61

If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

•

For tax-exempt Funds: The Fund expects that distributions will consist primarily of exempt interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax. The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income.

•

For a Fund organized as a fund-of-funds: Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

62

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

63

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia New York Tax-Exempt Fund—Class A Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.25	$6.55	$7.49	$7.70	$7.61
Income from Investment Operations:
Net investment income(a)	0.30	0.31	0.31	0.31	0.32
Net realized and unrealized gain (loss) on investments and futures contracts	0.31	0.78	(0.87)	(0.19)	0.15
Total from investment operations	0.61	1.09	(0.56)	0.12	0.47
Less Distributions to Shareholders:
From net investment income	(0.34)	(0.30)	(0.30)	(0.31)	(0.31)
From net realized gains	(0.18)	(0.09)	(0.08)	(0.02)	(0.07)
Total distributions to shareholders	(0.52)	(0.39)	(0.38)	(0.33)	(0.38)
Net Asset Value, End of Period	$7.34	$7.25	$6.55	$7.49	$7.70
Total return(b)(c)	8.86%	17.24%	(7.86)%	1.59%	6.31%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	0.84%	0.84%	0.84%	0.84%	0.84%
Waiver/Reimbursement	0.28%	0.25%	0.24%	0.21%	0.21%
Net investment income(d)	4.11%	4.47%	4.29%	4.15%	4.16%
Portfolio turnover rate	9%	20%	17%	15%	9%
Net assets, end of period (000s)	$54,888	$50,469	$42,819	$49,751	$56,050

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

64

Columbia New York Tax-Exempt Fund—Class B Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.25	$6.55	$7.49	$7.70	$7.61
Income from Investment Operations:
Net investment income(a)	0.24	0.25	0.26	0.26	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.32	0.78	(0.88)	(0.20)	0.15
Total from investment operations	0.56	1.03	(0.62)	0.06	0.41
Less Distributions to Shareholders:
From net investment income	(0.29)	(0.24)	(0.24)	(0.25)	(0.25)
From net realized gains	(0.18)	(0.09)	(0.08)	(0.02)	(0.07)
Total distributions to shareholders	(0.47)	(0.33)	(0.32)	(0.27)	(0.32)
Net Asset Value, End of Period	$7.34	$7.25	$6.55	$7.49	$7.70
Total return(b)(c)	8.05%	16.38%	(8.54)%	0.83%	5.52%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.59%	1.59%	1.59%	1.59%	1.59%
Waiver/Reimbursement	0.28%	0.25%	0.24%	0.21%	0.21%
Net investment income(d)	3.38%	3.73%	3.54%	3.40%	3.41%
Portfolio turnover rate	9%	20%	17%	15%	9%
Net assets, end of period (000s)	$4,540	$8,217	$10,084	$16,192	$22,782

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

65

Columbia New York Tax-Exempt Fund—Class C Shares

	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Asset Value, Beginning of Period	$7.25	$6.55	$7.49	$7.70	$7.61
Income from Investment Operations:
Net investment income(a)	0.26	0.28	0.28	0.28	0.28
Net realized and unrealized gain (loss) on investments and futures contracts	0.32	0.78	(0.87)	(0.19)	0.15
Total from investment operations	0.58	1.06	(0.59)	0.09	0.43
Less Distributions to Shareholders:
From net investment income	(0.31)	(0.27)	(0.27)	(0.28)	(0.27)
From net realized gains	(0.18)	(0.09)	(0.08)	(0.02)	(0.07)
Total distributions to shareholders	(0.49)	(0.36)	(0.35)	(0.30)	(0.34)
Net Asset Value, End of Period	$7.34	$7.25	$6.55	$7.49	$7.70
Total return(b)(c)	8.37%	16.72%	(8.27)%	1.14%	5.84%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(d)	1.29%	1.29%	1.29%	1.29%	1.29%
Waiver/Reimbursement	0.58%	0.55%	0.54%	0.51%	0.51%
Net investment income(d)	3.66%	4.02%	3.84%	3.69%	3.71%
Portfolio turnover rate	9%	20%	17%	15%	9%
Net assets, end of period (000s)	$9,401	$9,031	$8,319	$9,729	$9,461

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(c)	Had the investment adviser and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia New York Tax-Exempt Bond Fund—Class A Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.79%	-0.74	%(b)	$9,926.00	$551.83
2	10.25%	1.11%	3.12%		$10,312.12	$112.32
3	15.76%	1.11%	7.13%		$10,713.27	$116.69
4	21.55%	1.11%	11.30%		$11,130.01	$121.23
5	27.63%	1.11%	15.63%		$11,562.97	$125.95
6	34.01%	1.11%	20.13%		$12,012.77	$130.85
7	40.71%	1.11%	24.80%		$12,480.07	$135.94
8	47.75%	1.11%	29.66%		$12,965.54	$141.22
9	55.13%	1.11%	34.70%		$13,469.90	$146.72
10	62.89%	1.11%	39.94%		$13,993.88	$152.42
Total Gain After Fees and Expenses					$3,993.88
Total Annual Fees and Expenses Paid						$1,735.17

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.
(b)	Reflects deduction of the maximum initial sales charge.

67

Columbia New York Tax-Exempt Fund—Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(1)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.86%	6.71%	$10,670.86	$195.46
3	15.76%	1.86%	10.06%	$11,005.93	$201.59
4	21.55%	1.86%	13.52%	$11,351.52	$207.92
5	27.63%	1.86%	17.08%	$11,707.95	$214.45
6	34.01%	1.86%	20.76%	$12,075.58	$221.19
7	40.71%	1.86%	24.55%	$12,454.76	$228.13
8	47.75%	1.86%	28.46%	$12,845.84	$235.30
9	55.13%	1.11%	33.46%	$13,345.54	$145.36
10	62.89%	1.11%	38.65%	$13,864.68	$151.02
Total Gain After Fees and Expenses				$3,864.68
Total Annual Fees and Expenses Paid					$1,957.08

(1)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia New York Tax-Exempt Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	3.46%	$10,346.00	$156.66
2	10.25%	1.86%	6.71%	$10,670.86	$195.46
3	15.76%	1.86%	10.06%	$11,005.93	$201.59
4	21.55%	1.86%	13.52%	$11,351.52	$207.92
5	27.63%	1.86%	17.08%	$11,707.95	$214.45
6	34.01%	1.86%	20.76%	$12,075.58	$221.19
7	40.71%	1.86%	24.55%	$12,454.76	$228.13
8	47.75%	1.86%	28.46%	$12,845.84	$235.30
9	55.13%	1.86%	32.49%	$13,249.19	$242.68
10	62.89%	1.86%	36.65%	$13,665.22	$250.30
Total Gain After Fees and Expenses				$3,665.22
Total Annual Fees and Expenses Paid					$2,153.68

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

68

Columbia New York Tax-Exempt Fund

Class A, Class B and Class C Shares

Prospectus March 1, 2011

Additional Information About the Fund

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries contact Columbia Funds as follows:

By Mail:	Columbia Funds c/o Columbia Management Investment Services Corp. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiamanagement.com

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32-05228, Boston, MA 02110, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class and number of shares held by the communicating shareholder.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-1520.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

FUNDamentals™ is a trademark of Ameriprise Financial.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

©2011 Columbia Management Investment Distributors, Inc.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1021-99 A (3/11)

Columbia Management®

COLUMBIA FUNDS SERIES TRUST I STATEMENT OF ADDITIONAL INFORMATION March 1, 2011

Fund
CMG Ultra Short Term Bond Fund (CMGUX)
Columbia Asset Allocation Fund
Class A: LAAAX	Class B: LAABX	Class C: LAACX	Class T: GAAAX
Class Z: GAATX
Columbia Balanced Fund
Class A: CBLAX	Class B: CBLBX	Class C: CBLCX	Class R: CBLRX
Class R4*: —	Class R5*: —	Class Z: CBALX
Columbia Bond Fund
Class A: CNDAX	Class B*: —	Class C: CNDCX	Class I: CBNIX
Class T*: —	Class W: CBDWX	Class Y: CBFYX	Class Z: UMMGX
Columbia California Tax-Exempt Fund
Class A: CLMPX	Class B: CCABX	Class C: CCAOX	Class Z: CCAZX
Columbia Connecticut Intermediate Municipal Bond Fund
Class A: LCTAX	Class B: LCTBX	Class C: LCTCX	Class T: GCBAX
Class Z: SCTEX
Columbia Connecticut Tax-Exempt Fund
Class A: COCTX	Class B: CCTBX	Class C: CCTCX
Class Z: CCTZX
Columbia Conservative High Yield Fund
Class A: CHGAX	Class B: CHGBX	Class C: CHDCX	Class Y: CHYYX
Class Z: CMHYX
Columbia Contrarian Core Fund
Class A: LCCAX	Class B: LCCBX	Class C: LCCCX	Class I: CCCIX
Class R: CCCRX	Class R4*: —	Class T: SGIEX	Class W: CTRWX
Class Z: SMGIX
Columbia Corporate Income Fund
Class A: LIIAX	Class B: CIOBX	Class C: CIOCX	Class I: CPTIX
Class W: CPIWX	Class Z: SRINX
Columbia Disciplined Value Fund
Class A: LEVAX	Class B: LEVBX	Class C: LEVCX	Class T: GALEX
Class Z: GEVTX
Columbia Dividend Income Fund
Class A: LBSAX	Class B: LBSBX	Class C: LBSCX	Class I: CDVIX
Class R: CDIRX	Class T: GEQAX	Class W: CDVWX	Class Z: GSFTX
Columbia Emerging Markets Fund
Class A: EEMAX	Class C: EEMCX	Class I: CEHIX	Class R: CEMRX
Class W: CEMWX	Class Z: UMEMX
Columbia Energy and Natural Resources Fund
Class A: EENAX	Class B*: —	Class C: EENCX	Class I: CERIX
Class R: CETRX	Class R4*: —	Class Z: UMESX
Columbia Federal Securities Fund
Class A: CFSAX	Class B: CFSOX	Class C: CFSCX	Class Z: LFSZX
Columbia Greater China Fund
Class A: NGCAX	Class B: NGCBX	Class C: NGCCX	Class Z: LNGZX

C-6517 F (3/11)

Fund
Columbia High Yield Municipal Fund
Class A: LHIAX	Class B: CHMBX	Class C: CHMCX	Class Z: SRHMX
Columbia High Yield Opportunity Fund
Class A: COLHX	Class B: COHBX	Class C: CHYCX	Class Z: LHYZX
Columbia Intermediate Bond Fund
Class A: LIBAX	Class B: LIBBX	Class C: LIBCX	Class I: CIMIX
Class R: CIBRX	Class W: CIBWX	Class Z: SRBFX
Columbia Intermediate Municipal Bond Fund
Class A: LITAX	Class B: LITBX	Class C: LITCX	Class T: GIMAX
Class Z: SETMX
Columbia International Bond Fund
Class A: CNBAX	Class C: CNBCX	Class I: CIBIX	Class Z: CNBZX
Columbia International Stock Fund
Class A: CISAX	Class B: CISBX	Class C: CSKCX	Class Y: CSFYX
Class Z: CMISX
Columbia Large Cap Growth Fund
Class A: LEGAX	Class B: LEGBX	Class C: LEGCX	Class E: CLGEX
Class F: CLGFX	Class I: CLGIX	Class R: CGWRX	Class R4*: —
Class R5*: —	Class T: GAEGX	Class W: CLGWX	Class Y: CGFYX
Class Z: GEGTX
Columbia Liberty Fund
Class A: COLFX	Class B: CCFBX	Class C: CCTCX	Class Z: CTCFX
Columbia Massachusetts Intermediate Municipal Bond Fund
Class A: LMIAX	Class B: LMIBX	Class C: LMICX	Class T: GMBAX
Class Z: SEMAX
Columbia Massachusetts Tax-Exempt Fund
Class A: COMAX	Class B: CMABX	Class C: COMCX
Columbia Mid Cap Growth Fund
Class A: CBSAX	Class B: CBSBX	Class C: CMCCX	Class I: CMTIX
Class R: CMGRX	Class R5*: —	Class T: CBSTX	Class W: CMRWX
Class Y: CMGYX	Class Z: CLSPX
Columbia New Jersey Intermediate Municipal Bond Fund
Class A: LNIAX	Class B: LNIBX	Class C: LNICX	Class T: GNJAX
Class Z: GNJTX
Columbia New York Intermediate Municipal Bond Fund
Class A: LNYAX	Class B: LNYBX	Class C: LNYCX	Class T: GANYX
Class Z: GNYTX
Columbia New York Tax-Exempt Fund
Class A: COLNX	Class B: CNYBX	Class C: CNYCX
Columbia Oregon Intermediate Municipal Bond Fund
Class A: COEAX	Class B: COEBX	Class C: CORCX	Class Z: CMBFX
Columbia Pacific/Asia Fund
Class A: CASAX	Class C: CASCX	Class I: CPCIX	Class Z: USPAX
Columbia Real Estate Equity Fund
Class A: CREAX	Class B: CREBX	Class C: CRECX	Class I: CREIX
Class R: CRSRX	Class R4*: —	Class R5*: —	Class W: CREWX
Class Z: CREEX
Columbia Rhode Island Intermediate Municipal Bond Fund
Class A: LRIAX	Class B: LRIBX	Class C: LRICX	Class T: GRBAX
Class Z: GRITX
Columbia Select Large Cap Growth Fund
Class A: ELGAX	Class C: ELGCX	Class I: CSPIX	Class R: URLGX
Class W: CSLWX	Class Z: UMLGX

Fund
Columbia Small Cap Core Fund
Class A: LSMAX	Class B: LSMBX	Class C: LSMCX	Class I: CPOIX
Class T: SSCEX	Class W: CSCWX	Class Z: SMCEX
Columbia Small Cap Growth Fund I
Class A: CGOAX	Class B: CGOBX	Class C: CGOCX	Class I: CSWIX
Class R: CCRIX	Class Y: CSGYX	Class Z: CMSCX
Columbia Small Cap Value Fund I
Class A: CSMIX	Class B: CSSBX	Class C: CSSCX	Class I: CVUIX
Class R: CSVRX	Class Y: CSVYX	Class Z: CSCZX
Columbia Strategic Income Fund
Class A: COSIX	Class B: CLSBX	Class C: CLSCX	Class R: CSNRX
Class R4*: —	Class R5*: —	Class W: CTTWX	Class Z: LSIZX
Columbia Strategic Investor Fund
Class A: CSVAX	Class B: CSVBX	Class C: CSRCX	Class I: CEVIX
Class R: CSGRX	Class W: CTVWX	Class Y: CLSYX	Class Z: CSVFX
Columbia Technology Fund
Class A: CTCAX	Class B: CTCBX	Class C: CTHCX	Class Z: CMTFX
Columbia U.S. Treasury Index Fund
Class A: LUTAX	Class B: LUTBX	Class C: LUTCX	Class I: CUTIX
Class Z: IUTIX
Columbia Value and Restructuring Fund
Class A: EVRAX	Class C: EVRCX	Class I: CVRIX	Class R: URBIX
Class W: CVRWX	Class Z: UMBIX

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus. Share classes marked with an “*” have not yet commenced operations as of the date of this SAI. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiamanagement.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Adviser	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

Asset Allocation Fund	Columbia Asset Allocation Fund

Balanced Fund	Columbia Balanced Fund

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Bond Fund	Columbia Bond Fund

Brandes	Brandes Investment Partners, L.P.

CA Tax-Exempt Fund	Columbia California Tax-Exempt Fund

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Adviser or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., including funds using the Columbia, RiverSource, Threadneedle and Seligman brands

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex that used the Columbia brand prior to September 27, 2010, as listed on Appendix E hereto

CT Intermediate Municipal Bond Fund	Columbia Connecticut Intermediate Municipal Bond Fund

CT Tax-Exempt Fund	Columbia Connecticut Tax-Exempt Fund

Conservative High Yield Fund	Columbia Conservative High Yield Fund

Contrarian Core Fund	Columbia Contrarian Core Fund

Corporate Income Fund	Columbia Corporate Income Fund

Custodian or State Street	State Street Bank and Trust Company

Disciplined Value Fund	Columbia Disciplined Value Fund

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

Dividend Income Fund	Columbia Dividend Income Fund

Emerging Markets Fund	Columbia Emerging Markets Fund

Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund

FDIC	Federal Deposit Insurance Corporation

Federal Securities Fund	Columbia Federal Securities Fund

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust.

GNMA	Government National Mortgage Association

Greater China Fund	Columbia Greater China Fund

High Yield Municipal Fund	Columbia High Yield Municipal Fund

High Yield Opportunity Fund	Columbia High Yield Opportunity Fund

Independent Trustee(s)	One or more of the Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustee	A Trustee of the Board who is currently treated as an “interested person” (as defined in the 1940 Act) of the Funds

Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund

Intermediate Bond Fund	Columbia Intermediate Bond Fund

International Bond Fund	Columbia International Bond Fund

International Stock Fund	Columbia International Stock Fund

Investment Management Services Agreement	The investment management services agreement between the Trust, on behalf of the Funds, and the Adviser

IRS	United States Internal Revenue Service

Large Cap Growth Fund	Columbia Large Cap Growth Fund

Liberty Fund	Columbia Liberty Fund

LIBOR	London Interbank Offered Rate

Marsico	Marsico Capital Management, LLC

MA Intermediate Municipal Bond Fund	Columbia Massachusetts Intermediate Municipal Bond Fund

MA Tax-Exempt Fund	Columbia Massachusetts Tax-Exempt Fund

Mid Cap Growth Fund	Columbia Mid Cap Growth Fund

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NJ Intermediate Municipal Bond Fund	Columbia New Jersey Intermediate Municipal Bond Fund

NY Intermediate Municipal Bond Fund	Columbia New York Intermediate Municipal Bond Fund

NY Tax-Exempt Fund	Columbia New York Tax-Exempt Fund

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Oregon Intermediate Municipal Bond Fund	Columbia Oregon Intermediate Municipal Bond Fund

Pacific/Asia Fund	Columbia Pacific/Asia Fund

Previous Administrator	Columbia Management Advisors, LLC

Previous Adviser	Columbia Management Advisors, LLC

Previous Distributor	Columbia Management Distributors, Inc.

Previous Transfer Agent	Columbia Management Services, Inc.

Real Estate Equity Fund	Columbia Real Estate Equity Fund

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RI Intermediate Municipal Bond Fund	Columbia Rhode Island Intermediate Municipal Bond Fund

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Select Large Cap Growth Fund	Columbia Select Large Cap Growth Fund

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Small Cap Core Fund	Columbia Small Cap Core Fund

Small Cap Growth Fund I	Columbia Small Cap Growth Fund I

Small Cap Value Fund I	Columbia Small Cap Value Fund I

State Bond Fund(s)	CT Intermediate Municipal Bond Fund, MA Intermediate Municipal Bond Fund, NJ Intermediate Municipal Bond Fund, NY Intermediate Municipal Bond Fund and RI Intermediate Municipal Bond Fund

Strategic Income Fund	Columbia Strategic Income Fund

Strategic Investor Fund	Columbia Strategic Investor Fund

Tax-Exempt Fund(s)	CA Tax-Exempt Fund, CT Tax-Exempt Fund, MA Tax-Exempt Fund and NY Tax-Exempt Fund

Technology Fund	Columbia Technology Fund

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Columbia Funds Series Trust I, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Ultra Short Term Bond Fund	CMG Ultra Short Term Bond Fund

U.S. Treasury Index Fund	Columbia U.S. Treasury Index Fund

Value and Restructuring Fund	Columbia Value and Restructuring Fund

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds currently include more than 100 mutual funds in major asset classes.

The Trust was organized as a Massachusetts business trust in 1987. On September 23, 2005, the Trust changed its name from Columbia Funds Trust IX to its current name. On October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E. Funds and portfolios that historically bore the RiverSource, Seligman and Threadneedle brands, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F.

Funds with fiscal years ending March 31

Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund

Each of Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund represents a separate series of the Trust and is an open-end management investment company. Each of the Funds is a diversified fund, except Energy and Natural Resources Fund, which is a non-diversified Fund. Each of the Funds has a fiscal year end of March 31st.

On March 31, 2008, each of Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund, together with the Columbia Blended Equity Fund, Columbia International Growth Fund, Columbia Mid Cap Core Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, and Columbia Short-Intermediate Bond Fund, acquired all assets and assumed all liabilities of, respectively, the following funds, each of which is a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable: Blended Equity Fund, Core Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, International Fund, Mid Cap Core Fund, Pacific/Asia Fund, Large Cap Growth Fund, Equity Opportunities Fund, Small Cap Fund, Intermediate-Term Bond Fund and Value and Restructuring Fund (the Predecessor Funds), each a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable. For periods prior to March 31, 2008, the performance and financial information shown for each Fund is the performance and financial information of the corresponding Predecessor Fund. The Funds commenced operations on March 31, 2008.

Bond Fund offers eight classes of shares; Emerging Markets Fund, Select Large Cap Growth Fund and Value and Restructuring Fund offer six classes of shares; Energy and Natural Resources Fund offers seven classes of shares; and Pacific/Asia Fund offers four classes of shares, each as described in Capital Stock and Other Securities.

Corporate Income Fund and Intermediate Bond Fund

Each of Corporate Income Fund and Intermediate Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st. Prior to March 27, 2006, each Fund was organized as a series of Columbia Funds Trust VIII, a Massachusetts business trust. The information provided for each Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. Corporate Income Fund commenced investment operations on March 5, 1986. Intermediate Bond Fund commenced investment operations on December 5, 1978.

Intermediate Bond Fund offers seven classes of shares, as described in Capital Stock and Other Securities. Prior to July 31, 2000, the Fund had a single class of shares. On July 14, 2000, the outstanding shares of the Fund were converted into Class S shares, and on July 31, 2000, the Fund commenced offering Class A shares. On February 1, 2002, the Fund commenced offering Class B and C shares. On July 29, 2002, the Fund’s Class S shares were redesignated as Class Z shares. On January 23, 2006, the Fund commenced offering Class R shares. Prior to September 12, 2002, the Fund invested all of its assets in the SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. Effective October 13, 2003, the Fund changed its name from Liberty Intermediate Bond Fund to its current name. Effective February 1, 2002, the Fund changed its name from Stein Roe Intermediate Bond Fund to Liberty Intermediate Bond Fund.

Corporate Income Fund offers six classes of shares, as described in Capital Stock and Other Securities. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and C shares, redesignated its Class S shares as Class Z shares, and changed its name from Stein Roe Income Fund to Liberty Income Fund. Prior to July 15, 2002, the Fund invested all of its assets in the SR&F Income Portfolio as part of a master fund/feeder fund structure. On October 13, 2003, the Fund changed its name from Liberty Income Fund to Income Fund. Effective September 27, 2010, the Fund changed its name from Income Fund to its current name.

U.S. Treasury Index Fund

U.S. Treasury Index Fund represents a series of the Trust and is an open-end diversified management investment company. U.S. Treasury Index Fund has a fiscal year end of March 31st. Prior to March 27, 2006, the Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust. The information provided for U.S. Treasury Index Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. The predecessor fund commenced investment operations on June 4, 1991. The predecessor fund was the successor by reorganization to the Galaxy II U.S. Treasury Fund, a series of The Galaxy Fund II, a Massachusetts business trust organized on February 22, 1990. Class Z shares of the predecessor fund were issued in exchange for existing shares of the Galaxy II U.S. Treasury Fund. The reorganization occurred on November 25, 2002. All references to U.S. Treasury Index Fund prior to November 25, 2002 shall be deemed to refer to the Galaxy II U.S. Treasury Fund.

U.S. Treasury Index Fund offers five classes of shares, as described in “Capital Stock and Other Securities.” Effective October 13, 2003, U.S. Treasury Index Fund changed its name from Liberty U.S. Treasury Index Fund to its current name.

Funds with fiscal years ending May 31

High Yield Opportunity Fund, International Bond Fund and Strategic Income Fund

Each of High Yield Opportunity Fund and Strategic Income Fund represents a separate series of the Trust and is an open-end diversified management investment company, except for International Bond Fund, which is an open-end non-diversified management investment company. Each of the Funds has a fiscal year end of May 31st.

Prior to March 27, 2006 and September 26, 2005, respectively, High Yield Opportunity Fund and Strategic Income Fund were organized as a series of Columbia Funds Trust I, a Massachusetts business trust. The information provided for High Yield Opportunity Fund and Strategic Income Fund in this SAI for periods prior to March 27, 2006 and September 26, 2005, respectively, relates to the corresponding series of such predecessor trust.

High Yield Opportunity Fund offers four classes of shares, as described in Capital Stock and Other Securities. On October 21, 1971, High Yield Opportunity Fund commenced offering Class A shares. On June 8, 1992, High Yield Opportunity Fund commenced offering Class B shares. On January 15, 1996, High Yield

Opportunity Fund commenced offering Class C shares. On January 8, 1999, High Yield Opportunity Fund commenced offering Class Z shares. Effective October 13, 2003, High Yield Opportunity Fund changed its name from Liberty High Yield Securities Fund to its current name. Effective July 14, 2000, High Yield Opportunity Fund changed its name from Colonial High Yield Securities Fund to Liberty High Yield Securities Fund.

International Bond Fund offers four classes of shares, as described in Capital Stock and Other Securities. On December 1, 2008, International Bond Fund commenced offering Class A, C and Z shares.

Strategic Income Fund offers eight classes of shares, as described in Capital Stock and Other Securities. On April 22, 1977, Strategic Income Fund commenced offering Class A shares. On May 15, 1992, Strategic Income Fund commenced offering Class B shares. On July 1, 1997, Strategic Income Fund commenced offering Class C shares. On November 2, 1998, Strategic Income Fund commenced offering Class J shares. On June 12, 2009, Strategic Income Fund stopped accepting Class J share purchases. On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares. On January 29, 1999, Strategic Income Fund commenced offering Class Z shares.

Funds with fiscal years ending June 30

High Yield Municipal Fund and Small Cap Value Fund I

Each of High Yield Municipal Fund and Small Cap Value Fund I represents a separate series of the Trust and is an open-end diversified management investment company. Each of such Funds has a fiscal year end of June 30th.

High Yield Municipal Fund commenced investment operations on March 5, 1984. The Fund offers four classes of shares, as described in Capital Stock and Other Securities. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and Class C shares and redesignated Class S shares as Class Z shares. Also on July 15, 2002, the Fund changed its name from “Stein Roe High-Yield Municipals Fund” to “Liberty High Yield Municipal Fund” and the Fund’s Class A shares changed their name from “Liberty High Income Municipals Fund, Class A,” to Class A shares. The Fund invested all of its assets in SR&F High Yield Municipals Portfolio as part of a master fund/feeder fund structure through July 15, 2002. The Fund changed its name from “Liberty High Yield Municipal Fund” to its current name effective October 13, 2003.

Small Cap Value Fund I commenced operations on July 25, 1986. Small Cap Value Fund I was organized as a series of Columbia Funds Trust VI, a Massachusetts business trust, prior to its reorganization as a series of the Trust on March 27, 2006. The information provided for Small Cap Value Fund I in this SAI for periods prior to March 27, 2006 relates to Columbia Funds Trust VI.

Small Cap Value Fund I offers seven classes of shares, as described in Capital Stock and Other Securities. The Fund changed its name from “Colonial Small Stock Fund” to “Colonial Small-Cap Value Fund” on February 28, 1997, and from “Colonial Small-Cap Value Fund” to “Liberty Small-Cap Value Fund” on July 14, 2000. The Fund changed its name from “Liberty Small-Cap Value Fund” to “Columbia Small Cap Value Fund” on October 13, 2003. The Fund changed its name from “Columbia Small Cap Value Fund” to its current name effective October 10, 2005.

Fund with fiscal year ending July 31

Ultra Short Term Bond Fund

Ultra Short Term Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company. The Fund has a fiscal year end of July 31st.

Ultra Short Term Bond Fund does not offer multiple share classes. Prior to November 23, 2009, CMG Ultra Short Term Bond Fund (the Predecessor Ultra Short Term Bond Fund) was organized as a separate portfolio of Columbia Funds Institutional Trust, a Massachusetts business trust (the Predecessor Institutional Trust). The information provided for Ultra Short Term Bond Fund in this SAI for periods prior to November 23, 2009 relates to the Predecessor Ultra Short Term Bond Fund; the information provided for the Trust in this SAI for periods prior to November 23, 2009 includes information for the Predecessor Institutional Trust to the extent it relates to Ultra Short Term Bond Fund. Prior to March 27, 2006, the Predecessor Ultra Short Term Bond Fund was organized as a separate portfolio of CMG Fund Trust (the Prior Predecessor Ultra Short Term Bond Fund), an Oregon business trust organized in 1989 (the Prior Predecessor Institutional Trust). The information provided for Ultra Short Term Bond Fund in this SAI for periods prior to March 27, 2006 relates to the Prior Predecessor Ultra Short Term Bond Fund; the information provided for the Trust in this SAI for periods prior to March 27, 2006 includes information for the Prior Predecessor Institutional Trust to the extent it relates to Ultra Short Term Bond Fund.

Funds with fiscal years ending August 31

Balanced Fund, Conservative High Yield Fund, Federal Securities Fund, Greater China Fund, International Stock Fund, Mid Cap Growth Fund, Oregon Intermediate Municipal Bond Fund, Small Cap Growth Fund I, Strategic Investor Fund, and Technology Fund.

Each of Balanced Fund, Conservative High Yield Fund, Federal Securities Fund, Greater China Fund, International Stock Fund, Mid Cap Growth Fund, Oregon Intermediate Municipal Bond Fund, Small Cap Growth Fund I, Strategic Investor Fund and Technology Fund represents a separate series of the Trust, is an open-end management investment company and has a fiscal year end of August 31st. Each of Balanced Fund, Conservative High Yield Fund, Federal Securities Fund, International Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Strategic Investor Fund is a diversified series of the Trust. Technology Fund and Oregon Intermediate Municipal Bond Fund are operating as diversified series of the Trust. Greater China Fund is a non-diversified series of the Trust.

Prior to March 27, 2006, each Fund, except for Federal Securities Fund, Greater China Fund and International Stock Fund, was organized as an Oregon corporation. The information provided for these Funds in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation funds. Prior to September 26, 2005, Federal Securities Fund was organized as a series of Columbia Funds Trust III. The information provided for the Federal Securities Fund for periods prior to September 26, 2005 relates to the corresponding series of Columbia Funds Trust III. Greater China Fund was organized as a series of Columbia Funds Trust II. The information provided for Greater China Fund in this SAI for periods prior to March 27, 2006 relates to the corresponding series of Columbia Funds Trust II. Prior to October 11, 2005, International Stock Fund was organized as an Oregon corporation. The information provided for International Stock Fund in this SAI for periods prior to October 11, 2005 relates to predecessor Oregon corporation fund.

Conservative High Yield Fund and International Stock Fund offer five classes of shares, Greater China Fund, Federal Securities Fund, Oregon Intermediate Municipal Bond Fund and Technology Fund offer four classes of shares, Balanced Fund and Small Cap Growth Fund I offer seven classes of shares, Mid Cap Growth Fund offers ten classes of shares and Strategic Investor Fund offers eight classes of shares, as described in Capital Stock and Other Securities.

Funds with fiscal years ending September 30

Asset Allocation Fund, Contrarian Core Fund, Disciplined Value Fund, Dividend Income Fund, Large Cap Growth Fund, Liberty Fund and Small Cap Core Fund

Each of Asset Allocation Fund, Contrarian Core Fund, Disciplined Value Fund, Dividend Income Fund, Large Cap Growth Fund, Liberty Fund and Small Cap Core Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of such Funds has a fiscal year end of September 30th.

The Asset Allocation Fund commenced operations on December 30, 1991; the Large Cap Growth Fund commenced operations on December 14,1990; the Disciplined Value Fund commenced operations on September 1, 1988; and the Dividend Income Fund commenced operations on March 4, 1998. The Contrarian Core Fund and Small Cap Core Fund commenced operations on December 14, 1992, as separate portfolios (collectively, the Predecessor Shawmut Funds) of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of the Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold shares of beneficial interest that were similar to the Galaxy Fund’s Trust Shares and Retail A Shares. The Contrarian Core Fund changed its name from the Columbia Common Stock Fund to its current name on November 14, 2008. The Liberty Fund commenced investment operations on April 30, 1982, and is a successor to a corporation organized in 1904. The Liberty Fund changed its name from the Colonial Fund to the Liberty Fund on July 14, 2000 and from the Liberty Fund to its current name on October 13, 2003. The Liberty Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust on March 27, 2006.

Each Fund, except for the Liberty Fund, is the successor to a separate series of the Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002 and December 9, 2002, the series of the Galaxy Fund to which the Funds succeeded (the Predecessor Funds) were reorganized as separate series of the Liberty-Stein Roe Investment Trust. Class A shares of the Funds were issued in exchange for Prime A Shares of the Predecessor Funds, Class B shares of the Funds were issued in exchange for Prime B Shares of the Predecessor Funds, Class T shares of the Funds were issued in exchange for Retail A Shares of the Predecessor Funds, Class G shares of the Funds were issued in exchange for Retail B Shares of the Predecessor Funds and Class Z shares of the Funds were issued in exchange for Trust Shares of the Predecessor Funds. (Prime A and Prime B Shares, Retail A and Retail B Shares and Trust Shares together are referred to herein as the Predecessor Classes). On August 8, 2007, Class G shares of the Funds were converted to Class T shares. Information provided with respect to each Fund for periods prior to such Fund’s inception relates to the Fund’s Predecessor Fund. Further, information provided with respect to each class of each Fund prior to such Fund’s inception relates to the Predecessor Classes of such class.

Asset Allocation Fund and Disciplined Value Fund offer five classes of shares; Contrarian Core Fund offers nine classes of shares; Dividend Income Fund offers eight classes of shares; Large Cap Growth Fund offers thirteen classes of shares; Liberty Fund offers four classes of shares; and Small Cap Core Fund offers seven classes of shares, each as described in Capital Stock and Other Securities.

Fund with fiscal year ending October 31

Intermediate Municipal Bond Fund

Intermediate Municipal Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company with a fiscal year end of March 31st. Intermediate Municipal Bond Fund commenced investment operations as a series of the Trust on September 26, 2005. Prior to September 26, 2005 (the “Intermediate Municipal Bond Fund Reorganization Date”), the Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust, under the name Columbia Intermediate Tax-Exempt Bond Fund (the “Intermediate Municipal Bond Predecessor Fund”) that commenced business operations as a separate portfolio of the Boston 1784 Funds. Intermediate Municipal Bond Predecessor Fund was the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. The information provided for the Fund in this SAI for periods prior to the Intermediate Municipal Bond Fund Reorganization Date relates to the Intermediate Municipal Bond Predecessor Fund.

Intermediate Municipal Bond Fund offers five classes of shares, each as described in Capital Stock and Other Securities.

State Bond Funds

Each State Bond Fund represents a separate series of the Trust and is an open-end management investment company. Each of the State Bond Funds is a non-diversified fund, except NJ Intermediate Municipal Bond Fund, which is a diversified fund. Each of the State Bond Funds has a fiscal year end of March 31st.

Each State Bond Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust on March 27, 2006. Effective October 13, 2003, the Trust of which the State Bond Funds were previously series changed its name from Liberty Funds Trust V to Columbia Funds Trust V. Each State Bond Fund is the successor to a separate series of The Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002, and December 9, 2002, the series of The Galaxy Fund to which the Funds succeeded (the “State Bond Predecessor Funds”) were reorganized as separate series of Liberty Funds Trust V. As part of this reorganization, Class T shares of the State Bond Funds were issued in exchange for Retail A Shares of the State Bond Predecessor Funds, Class G shares of the State Bond Funds were issued in exchange for Retail B Shares of the State Bond Predecessor Funds and Class Z shares of the State Bond Funds were issued in exchange for Trust Shares of the State Intermediate Predecessor Funds.

NJ Intermediate Municipal Bond Fund commenced operations on April 3, 1998; NY Intermediate Municipal Bond Fund commenced operations on December 31, 1991; and RI Intermediate Municipal Bond Fund commenced operations on December 20, 1994.

CT Intermediate Municipal Bond Fund and MA Intermediate Municipal Bond Fund commenced operations as separate portfolios (each a Predecessor Boston 1784 Fund, and collectively, the Predecessor Boston 1784 Funds) of the Boston 1784 Funds. On June 26, 2000, each Predecessor Boston 1784 Fund was reorganized as a new portfolio of The Galaxy Fund (the Boston 1784 Reorganization). Prior to the Boston 1784 Reorganization, the Predecessor Boston 1784 Funds offered and sold one class of shares. In connection with the Boston 1784 Reorganization, shareholders of the Predecessor Boston 1784 Funds exchanged their shares for Shares, Trust Shares and/or BKB Shares of the applicable State Bond Predecessor Funds. Shareholders of Predecessor Boston 1784 Funds who purchased their shares through an investment management, trust, custody, or other agency relationship with BankBoston, N.A. received Shares or Trust Shares of the Funds. BKB Shares were issued to shareholders of the Predecessor Boston 1784 Funds who were not eligible to receive Trust Shares at the time of the Boston 1784 Reorganization. On June 26, 2001, BKB Shares of the Funds converted into Retail A Shares.

Each State Bond Fund offers five classes of shares, each as described in Capital Stock and Other Securities.

Tax-Exempt Funds

Each Tax-Exempt Fund represents a separate series of the Trust and is an open-end management investment company. CT Tax-Exempt Fund, CA Tax-Exempt Fund, MA Tax-Exempt Fund and NY Tax-Exempt Fund are non-diversified funds. Each of the Tax-Exempt Funds has a fiscal year end of March 31st.

Each Tax-Exempt Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust. CA Tax-Exempt Fund commenced investment operations as a series of the Trust on September 19, 2005. Prior to September 19, 2005 (the CA Tax-Exempt Fund Reorganization Date), CA Tax-Exempt Fund was organized as a series of Columbia Funds Trust V which commenced investment operations on June 16, 1986. The information provided for CA Tax-Exempt Fund in this SAI for periods prior to the CA Tax-Exempt Fund Reorganization Date relates to the predecessor fund of the same name.

Each of CT Tax-Exempt Fund, MA Tax-Exempt Fund and NY Tax-Exempt Fund were originally organized as series of another Massachusetts business trust prior to their reorganization as series of the Trust. CT Tax-Exempt Fund, MA Tax-Exempt Fund and NY Tax-Exempt Fund were reorganized as series of the Trust on

March 27, 2006 (the Tax-Exempt Fund Reorganization Date). Prior to March 27, 2006, CT Tax-Exempt Fund, MA Tax-Exempt Fund and NY Tax-Exempt Fund were organized as a series of Columbia Funds Trust V. CT Tax-Exempt Fund commenced investment operations on November 1, 1991, MA Tax-Exempt Fund commenced investment operations on April 10, 1987, and NY Tax-Exempt Fund commenced investment operations on September 26, 1986. The information provided for CT Tax-Exempt Fund, MA Tax-Exempt Fund and NY Tax-Exempt Fund in this SAI for periods prior to the Tax-Exempt Fund Reorganization Date relates to the predecessor funds of the same names. The trust of which the Tax-Exempt Funds were previously series changed its name from Liberty Funds Trust V to Columbia Funds Trust V on October 13, 2003.

CT Tax-Exempt Fund and CA Tax-Exempt Fund offer four classes of shares, while MA Tax-Exempt Fund and NY Tax-Exempt Fund offer three classes of shares, each as described in Capital Stock and Other Securities.

Fund with fiscal year ending December 31

Real Estate Equity Fund

Real Estate Equity Fund represents a series of the Trust and is an open-end non-diversified management investment company. In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31.

Prior to March 27, 2006, Real Estate Equity Fund was organized as an Oregon corporation. The information provided for the Fund in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation.

Real Estate Equity Fund offers nine classes of shares, as described in Capital Stock and Other Securities.

ABOUT THE FUNDS’ INVESTMENTS

The investment objectives, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Adviser and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Adviser and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.	Purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.	Purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4.

With the exception of Real Estate Equity Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry[a], provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions[b]; (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (iii) under normal market conditions, Energy and Natural Resources Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the energy and other natural resources groups of industries[c];

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7.	With the exception of Oregon Intermediate Municipal Bond Fund, Greater China Fund, Energy and Natural Resources Fund, International Bond Fund, the State Bond Funds, the Tax-Exempt Funds, Technology Fund and Real Estate Equity Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

8.	Greater China Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 50% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

[a]

In determining whether a purchase by Real Estate Equity Fund or Technology Fund would cause the Fund to have invested in accordance with this policy, the Adviser currently uses the Global Industry Classification Standard (GICS) produced by S&P and MSCI Inc. With respect to the Technology Fund restriction, the Adviser currently considers each information technology “sub-industry” identified in the GICS to represent a separate industry.

[b]

For purposes of determining whether International Bond Fund has invested 25% or more of the value of its total assets at the time of purchase in the securities of one or more issuers conducting their principal business activities in the same industry pursuant to fundamental investment policy (4) above, the Fund will consider each foreign government to be conducting its business activities in a separate industry, and will consider a security to have been issued by a foreign government if (i) the security is issued directly by such government, (ii) the security is issued by an agency, instrumentality or authority that is backed by the full faith and credit of such foreign government or (iii) the security is issued by an entity the assets and revenues of which the Adviser determines are not separate from such foreign government. The Fund generally will treat supranational entities as issuers separate and distinct from any foreign government, so long as such entities do not fall within the characteristics described in item (iii) above. If any other security is guaranteed as to payment of principal and/or interest by a foreign government, then the Fund will generally treat the guarantee as a separate security issued by such foreign government.

[c]

In determining whether Energy and Natural Resources Fund has invested at least 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the energy and other natural resources groups of industries, the Adviser currently uses the GICS produced by S&P and MSCI Inc. The Adviser currently considers companies in each of the indicated GICS industry groups to be within the energy and other natural resources groups of industries: (i) Energy, (ii) Utilities, and (iii) Materials, but limited to companies in the following GICS industries and sub-industries: the Chemicals industry (companies that primarily produce or distribute industrial and basic chemicals, including the Commodity Chemicals, Diversified Chemicals, Fertilizers & Agriculture Chemicals, Industrial Gases, and Specialty Chemicals sub-industries), the Metals & Mining industry (companies that primarily produce, process, extract, or distribute precious or basic metals or minerals, including the Aluminum, Diversified Metals & Mining, Gold, Precious Metals & Minerals, and Steel sub-industries), and the Paper & Forest Products industry (companies that primarily cultivate or manufacture timber or wood-related products or paper products, including the Forest Products and Paper Products sub-industries).

Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax). These securities are issued by states and their political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. The Fund may comply with this 80% policy by investing in a partnership, trust, or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

The Fund may not, as a matter of fundamental policy, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

CT Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Connecticut individual income tax. These securities are issued by the State of Connecticut and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but subject to Connecticut personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

MA Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Massachusetts individual income tax. These securities are issued by the Commonwealth of Massachusetts and its political subdivisions, agencies, authorities and instrumentalities, by other qualified issuers

(such as Guam, Puerto Rico and the U.S. Virgin Islands) and by mutual funds that invest in such securities. Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Massachusetts personal income tax. The Fund may comply with this 80% policy by investing in a partnership, trust, or regulated investment company which invests in such securities, in which case the Fund’s investment in such entity shall be deemed to be an investment in the underlying securities in the same proportion as such entity’s investment in such securities bears to its net assets.

NJ Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New Jersey individual income tax. These securities are issued by the State of New Jersey and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands). Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to New Jersey personal income tax.

NY Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and New York state individual income tax. These securities are issued by the State of New York and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands). Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to New York State and New York City personal income tax.

RI Intermediate Municipal Bond Fund

As a matter of fundamental policy, under normal circumstances, the Fund invests at least 80% of net assets in municipal securities that pay interest exempt from federal income tax (including the federal alternative minimum tax) and Rhode Island individual income tax, including securities issued by the State of Rhode Island and its political subdivisions, agencies, authorities and instrumentalities and by other qualified issuers (such as Guam, Puerto Rico and the U.S. Virgin Islands). Dividends derived from interest on municipal securities other than such securities will generally be exempt from regular federal income tax (including the federal alternative minimum tax) but may be subject to Rhode Island personal income tax.

Tax-Exempt Funds

Each Tax-Exempt Fund will, as a matter of fundamental policy, under normal circumstances, invest at least 80% of its total assets in state bonds, subject to applicable state requirements.

Non-Fundamental Investment Policies

Fund	May Not Invest more than 15% of its net assets in illiquid securities[a]	May not sell securities short[b]	May not purchase securities of other investment companies[c]	May not purchase securities of companies for purpose of exercising control[d]	Provides 60 day notice in connection with Rule 35d-1 changes[e]
Asset Allocation Fund	✓	✓	✓	✓	✓
Balanced Fund	✓		✓		✓
Bond Fund	✓		✓		✓
CA Tax-Exempt Fund	✓	✓	✓		✓	*

Fund	May Not Invest more than 15% of its net assets in illiquid securities[a]	May not sell securities short[b]	May not purchase securities of other investment companies[c]	May not purchase securities of companies for purpose of exercising control[d]	Provides 60 day notice in connection with Rule 35d-1 changes[e]
CT Intermediate Municipal Bond Fund	✓	✓	✓		✓	*
CT Tax-Exempt Fund	✓	✓	✓		✓	*
Conservative High Yield Fund	✓		✓		✓
Contrarian Core Fund	✓	✓	✓		✓
Corporate Income Fund	✓	✓	✓		✓
Disciplined Value Fund	✓	✓	✓	✓	✓
Dividend Income Fund	✓	✓	✓	✓	✓
Emerging Markets Fund	✓		✓		✓
Energy and Natural Resources Fund	✓		✓		✓
Federal Securities Fund	✓		✓		✓
Greater China Fund	✓	✓	✓		✓
High Yield Municipal Fund	✓	✓	✓		✓
High Yield Opportunity Fund	✓	✓	✓		✓
Intermediate Bond Fund	✓	✓	✓		✓
International Bond Fund	✓	✓	✓		✓
International Stock Fund	✓		✓		✓
Intermediate Municipal Bond Fund	✓	✓	✓		✓	*
Large Cap Growth Fund	✓	✓	✓	✓	✓
Liberty Fund	✓	✓	✓		✓
MA Intermediate Municipal Bond Fund	✓	✓	✓		✓	*
MA Tax-Exempt Fund	✓	✓	✓		✓	*
Mid Cap Growth Fund	✓		✓		✓
NJ Intermediate Municipal Bond Fund	✓	✓	✓		✓	*
NY Intermediate Municipal Bond Fund	✓	✓	✓		✓	*
NY Tax-Exempt Fund	✓	✓	✓		✓	*
Oregon Intermediate Municipal Bond Fund			✓		✓	*
Pacific/Asia Fund	✓		✓		✓
Real Estate Equity Fund	✓		✓		✓	*
RI Intermediate Municipal Bond Fund	✓	✓	✓		✓	*
Select Large Cap Growth Fund	✓		✓		✓
Small Cap Core Fund	✓	✓	✓		✓
Small Cap Growth Fund I	✓		✓		✓
Small Cap Value Fund I	✓	✓	✓		✓
Strategic Income Fund	✓	✓	✓
Strategic Investor Fund	✓		✓
Technology Fund	✓		✓		✓
Ultra Short Term Bond Fund	✓	✓	✓		✓
U.S. Treasury Index Fund	✓	✓	✓		✓
Value and Restructuring Fund	✓		✓

[a]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, invest more than 15% of their net assets in illiquid securities. “Illiquid Securities” is defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security.

[b]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

[c]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

[d]	Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of companies for the purpose of exercising control.
[e]

To the extent a Fund with a check mark in this column is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

*	This Fund has a fundamental investment policy to comply with the Names Rule.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies certain types of securities in which each Fund is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Adviser or the Fund’s subadviser, if applicable: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Permissible Fund Investments

Investment Type	Asset Allocation Fund	Balanced Fund	Bond Fund	CA Tax-Exempt Fund	CT Intermediate Municipal Bond Fund	CT Tax-Exempt Fund	Conservative High Yield Fund	Contrarian Core Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓		✓
Convertible Securities	✓	✓	✓				✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓		✓
Derivatives
Index or Linked Securities (Structured Products)		✓	✓	✓	✓	✓		✓
Futures Contracts and Options on Futures Contracts		✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options		✓	✓	✓	✓	✓		✓
Swap Agreements		✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓		✓		✓	✓
Foreign Securities	✓	✓	✓		✓		✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓		✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓					✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓	✓	✓	✓
Participation Interests	✓	✓	✓				✓
Preferred Stock	✓	✓	✓				✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓				✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓		✓			✓
Standby Commitments	✓		✓	✓	✓	✓
Stripped Securities	✓	✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Corporate Income Fund	Disciplined Value Fund	Dividend Income Fund	Emerging Markets Fund	Energy and Natural Resources Fund	Federal Securities Fund	Greater China Fund	High Yield Municipal Fund	High Yield Opportunity Fund
Asset-Backed Securities	✓			✓	✓	✓		✓	✓
Bank Obligations
Domestic				✓	✓			✓	✓
Foreign				✓	✓			✓	✓
Common Stock		✓	✓	✓	✓		✓		✓
Convertible Securities		✓	✓	✓	✓		✓		✓
Corporate Debt Securities	✓		✓	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates				✓	✓		✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓		✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓			✓	✓	✓			✓
Foreign Currency Transactions		✓	✓	✓	✓		✓		✓
Foreign Securities	✓	✓	✓	✓	✓		✓		✓
Guaranteed Investment Contracts (Funding Arrangements)				✓	✓				✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings		✓	✓	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓		✓	✓	✓			✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓			✓	✓	✓		✓	✓
Municipal Securities	✓			✓	✓	✓		✓	✓
Participation Interests				✓	✓			✓	✓
Preferred Stock		✓	✓	✓	✓		✓		✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships		✓	✓	✓	✓		✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓		✓	✓
Standby Commitments	✓			✓	✓	✓		✓	✓
Stripped Securities				✓	✓	✓			✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓		✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights		✓	✓	✓	✓		✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Intermediate Bond Fund	Intermediate Municipal Bond Fund	International Bond Fund	International Stock Fund	Large Cap Growth Fund	Liberty Fund	MA Intermediate Municipal Bond Fund	MA Tax-Exempt Fund	Mid Cap Growth Fund
Asset-Backed Securities	✓	✓	✓			✓	✓	✓
Bank Obligations
Domestic		✓	✓	✓		✓	✓	✓	✓
Foreign		✓	✓	✓		✓	✓	✓	✓
Common Stock		✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities			✓	✓	✓	✓			✓
Corporate Debt Securities	✓	✓	✓			✓	✓	✓
Custody Receipts and Trust Certificates			✓	✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓		✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓		✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓		✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓		✓	✓	✓
Dollar Rolls	✓	✓	✓	✓		✓	✓	✓
Foreign Currency Transactions		✓	✓	✓	✓	✓	✓		✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓		✓
Guaranteed Investment Contracts (Funding Arrangements)		✓	✓			✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings			✓	✓	✓	✓			✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓			✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓			✓	✓	✓
Municipal Securities	✓	✓	✓			✓	✓	✓
Participation Interests			✓			✓
Preferred Stock			✓	✓	✓	✓			✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships			✓	✓	✓	✓			✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓		✓	✓	✓
Standby Commitments	✓	✓	✓			✓	✓	✓
Stripped Securities		✓	✓			✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights		✓	✓	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	NJ Intermediate Municipal Bond Fund	NY Intermediate Municipal Bond Fund	NY Tax-Exempt Fund	Oregon Intermediate Municipal Bond Fund	Pacific/Asia Fund	Real Estate Equity Fund	RI Intermediate Municipal Bond Fund	Select Large Cap Growth Fund
Asset-Backed Securities	✓	✓	✓		✓		✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓		✓	✓	✓	✓
Convertible Securities					✓	✓		✓
Corporate Debt Securities	✓	✓	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates				✓	✓			✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓		✓		✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓		✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓		✓		✓	✓
Foreign Currency Transactions	✓	✓			✓	✓	✓	✓
Foreign Securities	✓	✓			✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓			✓		✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings				✓	✓	✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓		✓		✓	✓
Municipal Securities	✓	✓	✓	✓	✓		✓	✓
Participation Interests					✓			✓
Preferred Stock					✓			✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships					✓	✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓			✓		✓	✓
Standby Commitments	✓	✓	✓		✓		✓	✓
Stripped Securities	✓	✓			✓		✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓		✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓		✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Small Cap Core Fund	Small Cap Growth Fund I	Small Cap Value Fund I	Strategic Income Fund	Strategic Investor Fund	Technology Fund	Ultra Short Term Bond Fund	U.S. Treasury Fund	Value and Restructuring Fund
Asset-Backed Securities			✓	✓			✓		✓
Bank Obligations
Domestic		✓	✓	✓	✓	✓	✓		✓
Foreign		✓	✓	✓	✓	✓	✓		✓
Common Stock	✓	✓	✓	✓	✓	✓		✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓		✓
Corporate Debt Securities			✓	✓			✓		✓
Custody Receipts and Trust Certificates				✓					✓
Derivatives
Index or Linked Securities (Structured Products)	✓		✓	✓					✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓		✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓		✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓		✓
Dollar Rolls				✓			✓		✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓			✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓		✓
Guaranteed Investment Contracts (Funding Arrangements)				✓					✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓		✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓	✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities				✓					✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities				✓			✓		✓
Municipal Securities				✓			✓		✓
Participation Interests				✓			✓		✓
Preferred Stock	✓	✓	✓	✓	✓	✓		✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓			✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓		✓	✓					✓
Standby Commitments				✓					✓
Stripped Securities				✓					✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓		✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓		✓	✓			✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓		✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered

Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from

(call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Adviser will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Adviser, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in

Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Adviser believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities.

Other risks of investing in foreign securities include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Adviser to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Adviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed in conservatorship.

Since 2009, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage backed securities. While the Federal Reserve’s purchases have terminated, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at Fannie Mae and Freddie Mac through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives discussed above will ensure that Fannie Mae and Freddie Mac will remain successful in meeting their obligations with respect to the debt and mortgage-backed securities they issue beyond that date. In addition, Fannie Mae and Freddie Mac also are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings. Each state’s municipal securities may include, in addition to securities issued by the relevant state and its political subdivisions, agencies, authorities and instrumentalities, securities issued by the governments of Guam, Puerto Rico or the U.S. Virgin Islands. These securities may be subject to different risks than municipal securities issued by the relevant state and its political subdivisions, agencies, authorities and instrumentalities.

The Funds ordinarily purchase municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the applicable taxing authority will agree with this opinion. In the event, for example, the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

For more information about the key risks associated with investments in states, see Appendix D.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown of the auction process can occur. In the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS), can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is a new program that is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Adviser may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from or lend money to other funds in the Columbia Funds Family or any other registered investment company advised by the Adviser or its affiliates for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Adviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, the Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans by a Fund are made pursuant to agreements that require that loans be secured continuously by collateral in cash. A Fund retains all or a portion of the income received on investment of cash collateral. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but the borrower typically will receive a portion of the income earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

A Fund typically invests the cash collateral it receives in connection with its securities lending program directly or indirectly in high quality, short-term investments. A Fund may invest some or all of such cash collateral in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by a Fund’s securities lending agent or its affiliates. The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliate) and the Fund with respect to the management of such cash collateral.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions. The Adviser anticipates that the portfolio turnover rate for each of Asset Allocation Fund and Liberty Fund for that Fund’s current fiscal year end will exceed the portfolio turnover rate for that Fund’s most recent fiscal year because each of those Funds sold a significant portion of its portfolio in connection with the change in its principal investment strategies to invest primarily in other Columbia Funds.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that a Fund’s portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Adviser and a Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The Adviser also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•

For equity, convertible, balanced and asset allocation Columbia Funds, other than small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately but no earlier than 15 calendar days after such month-end.

•

For small cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico and Brandes, subadvisers for certain Columbia Funds, a complete list of portfolio holdings as of a month end is posted approximately but no earlier than 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of portfolio holdings as of a calendar quarter-end is posted approximately but no earlier than 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end are posted on the Columbia Funds’ website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, money market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

The Adviser makes publicly available information regarding certain Columbia Fund’s largest five to fifteen holdings, as a percent of the market value of the Columbia Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website generally no earlier than fifteen (15) calendar days following the month-end.

The Adviser may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds’ policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice. The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Columbia Funds, the Adviser and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Adviser; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include each Columbia Fund’s subadviser(s) (if any), the Columbia Funds’ custodian, sub-custodians, independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Each Columbia Fund’s Board has adopted policies to ensure that the Columbia Fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (PHC). The PHC is comprised of members from the Adviser’s legal department, the Adviser’s compliance department, and the Columbia Funds’ President. The PHC has been authorized by each Columbia Fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment adviser, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the Columbia Fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Columbia Funds’ shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain money market funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Adviser’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Adviser’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Adviser’s specifications for use in the reconciliation process.	Daily

FactSet Research Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Adviser and Marsico, subadviser to certain Columbia Funds.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Adviser uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Institutional Shareholder Services (ISS)	None	Proxy voting administration and research on proxy matters utilized by MacKay Shields LLC, subadviser for certain Columbia Funds.	Daily

Cogent Consulting LLC	None	Utilized by Marsico, subadviser for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on certain money market funds.	Monthly

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Kynex	None	Use to provide portfolio attribution reports.	Daily

Bowne & Co.	None	Use for printing of the following materials: prospectuses, supplements and SAIs.	Monthly/ quarterly

Bloomberg	None	Use for portfolio analytics.	Daily

Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily

Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, subadviser to certain Columbia Funds.	Daily

Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, subadviser for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc

Advent/AXP	None	Portfolio accounting system utilized by Marsico, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Adviser.	Five days after quarter-end

BANA and State Street	None	Credit analysis performed by lenders.	Ad hoc

State Street	None	Use to provide custodian services.	Real time

Lipper	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily

Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser and Investment Advisory Services

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (the Adviser) is the investment adviser and administrator of the Funds. The Adviser is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. The Adviser is located at 225 Franklin Street, Boston, MA 02110. Prior to May 1, 2010, Columbia Management Advisors, LLC (the Previous Adviser), a wholly-owned subsidiary of Bank of America, was the Funds’ investment adviser and administrator.

Services Provided

Under the Investment Management Services Agreement, the Adviser has contracted to furnish each Fund with investment research and advice. For these services, each Fund pays a monthly fee to the Adviser based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Adviser to the Trust, a Fund and/or its shareholders is limited to situations involving the Adviser’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from May 1, 2010 and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all compensation of the Trustees and officers of the Trust who are employees of the Adviser, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds (excluding those Columbia Funds that pay a Unified Fee, as defined below). Except to the extent expressly assumed by the Adviser and except to the extent required by law to be paid or reimbursed by the Adviser, the Adviser does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Adviser, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund pays the Adviser an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund – Annual Fund Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. In return for the advisory fee described below, the Adviser has agreed to pay all of the operating costs and expenses of Ultra Short Term Bond Fund other than Independent Trustees fees and expenses, including their legal counsel, auditing expenses, interest incurred on borrowing by Ultra Short Term Bond Fund, if any, portfolio transaction expenses, taxes and extraordinary expenses. This fee is sometimes referred to herein as the “Unified Fee.” Any custody credits are applied to offset Fund expenses prior to determining the expenses the Adviser is required to bear; however, the Adviser bears any custodian overdraft charges. The Adviser also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Adviser receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Fund	First $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $3 billion	In excess of $6 billion
Asset Allocation Fund	0.65%	0.60%	0.55%	0.50%	0.48%	0.46%
CT Intermediate Municipal Bond Fund	0.48%	0.43%	0.40%	0.37%	0.36%	0.35%
Contrarian Core Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Corporate Income Fund	0.42%	0.375%	0.37%	0.34%	0.33%	0.32%
Disciplined Value Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Dividend Income Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Federal Securities Fund	0.53%	0.48%	0.45%	0.42%	0.41%	0.40%
Energy and Natural Resources Fund	0.60%	0.60%	0.52%	0.47%	0.45%	0.43%
Intermediate Bond Fund	0.35%	0.35%	0.30%	0.29%	0.28%	0.27%
Intermediate Municipal Bond Fund	0.48%	0.43%	0.40%	0.37%	0.36%	0.35%
International Stock Fund	0.87%	0.82%	0.77%	0.72%	0.70%	0.68%
MA Intermediate Municipal Bond Fund	0.48%	0.43%	0.40%	0.37%	0.36%	0.35%
NJ Intermediate Municipal Bond Fund	0.48%	0.43%	0.40%	0.37%	0.36%	0.35%
NY Intermediate Municipal Bond Fund	0.48%	0.43%	0.40%	0.37%	0.36%	0.35%
Pacific/Asia Fund	0.75%	0.75%	0.67%	0.62%	0.57%	0.52%
RI Intermediate Municipal Bond Fund	0.48%	0.43%	0.40%	0.37%	0.36%	0.35%
Select Large Cap Growth Fund	0.75%	0.75%	0.52%	0.47%	0.45%	0.43%
Strategic Investor Fund	0.71%	0.605%	0.62%	0.57%	0.56%	0.54%

Fund	All assets
Oregon Intermediate Municipal Bond	0.50%
Real Estate Equity Fund	0.75%
Ultra Short Term Bond Fund	0.25%
U.S. Treasury Index Fund	0.10%

Fund	First $1 billion	Next $500 million	In excess of $1.5 billion
Liberty Fund	0.55%	0.50%	0.45%

Fund	First $500 million	Next $500 million	Next $500 million	In excess of $1.5 billion
Conservative High Yield Fund	0.60%	0.55%	0.52%	0.49%
High Yield Opportunity Fund	0.60%	0.55%	0.52%	0.49%
International Bond Fund	0.55%	0.50%	0.47%	0.44%
Mid Cap Growth Fund	0.82%	0.75%	0.72%	0.67%
Strategic Income Fund	0.60%	0.55%	0.52%	0.49%

Fund	First $750 million	Next $250 million	Next $500 million	Next $1.5 billion	Next $3 billion	In excess of $6 billion
Emerging Markets Fund	1.15%	1.00%	0.67%	0.62%	0.57%	0.52%

Fund	First $100 million	Next $100 million	In excess of $200 million
High Yield Municipal Fund	0.450%	0.425%	0.400%

Fund	First $500 million	Next $500 million	Next $1 billion	Next $1 billion	Next $3 billion	Next $1.5 billion	Next $1.5 billion	Next $3 billion	Next $8 billion	Next $4 billion	Next $26 billion	In excess of $50 billion
Bond Fund	0.430%	0.430%	0.420%	0.400%	0.400%	0.380%	0.365%	0.360%	0.350%	0.340%	0.320%	0.300%

Fund	First $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $3 billion	Next $6 billion	In excess of $12 billion
Balanced Fund	0.660%	0.615%	0.570%	0.520%	0.510%	0.490%	0.490%

Fund	First $500 million	Next $500 million	Next $20 million	Next $3 billion	Next $1.5 billion	Over $7.5 billion
CA Tax-Exempt Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
CT Tax-Exempt Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
MA Tax-Exempt Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
NY Tax-Exempt Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%

Fund	First $200 million	Next $300 million	In excess of $500 million
Large Cap Growth Fund	0.700%	0.575%	0.450%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	In excess of $2 billion
Small Cap Core Fund	0.75%	0.70%	0.65%	0.60%	0.55%

Fund	First $1 Billion	Next $500 Million	Next $1.5 Billion	Next $3 Billion	Over $6 Billion
Greater China Fund	0.95%	0.87%	0.82%	0.77%	0.72%

Fund	First $500 million	Next $500 million	In excess of $1 billion
Small Cap Growth Fund I	0.87%	0.82%	0.77%
Small Cap Value Fund I	0.80%	0.75%	0.70%
Technology Fund	0.87%	0.82%	0.77%

Fund	First $10 billion	In excess of $10 billion
Value and Restructuring Fund	0.60%	0.43%

Advisory Fees Paid by the Funds

The Adviser and the Previous Adviser received fees from the Funds for their services as reflected in the following charts, which show the advisory fees paid to and, as applicable, waived/reimbursed by the Adviser and the Previous Adviser, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year ended March 31, 2010*	Fiscal Year ended March 31, 2009*	Fiscal Year ended March 31, 2008*
Bond Fund
Advisory Fee Paid	$3,555,388	$3,357,269	$3,573,130
Amount Reimbursed	$1,762,911	$968,294	$981,002
Amount Waived	—	—	—
Corporate Income Fund
Advisory Fee Paid	$2,172,793	$2,165,208	$2,762,711
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Fund	Fiscal Year ended March 31, 2010*	Fiscal Year ended March 31, 2009*	Fiscal Year ended March 31, 2008*
Emerging Markets Fund
Advisory Fee Paid	$4,059,904	$6,822,851	$15,695,279
Amount Reimbursed	$133,614	$710,637	—
Amount Waived	—	—	—
Energy and Natural Resources Fund
Advisory Fee Paid	$3,382,995	$3,524,919	$4,061,431
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Intermediate Bond Fund
Advisory Fee Paid	$6,768,041	$7,167,840	$7,648,763
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Pacific/Asia Fund
Advisory Fee Paid	$219,007	$634,182	$1,872,501
Amount Reimbursed	$131,463	$37,003	—
Amount Waived	—	—	—
Select Large Cap Growth Fund
Advisory Fee Paid	$10,061,635	$7,032,799	$6,446,350
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
U.S. Treasury Index Fund
Advisory Fee Paid	$374,018	$360,167	$183,771
Amount Reimbursed	$659,969	$380,634	$163,118
Amount Waived	—	—	—
Value and Restructuring Fund
Advisory Fee Paid	$38,153,435	$45,997,660	$54,318,105
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Adviser	Previous Adviser
High Yield Opportunity Fund
Advisory Fee Paid	$167,714	$1,881,734	$1,848,657	$2,186,530
Amount Reimbursed	$57,327	$83,858	—	$19,549
Amount Waived	—	—	—	—
Strategic Income Fund
Advisory Fee Paid	$949,914	$10,224,619	$9,937,336	$10,213,556
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended May 31, 2010		Fiscal Period Ended
Fund	Adviser	Previous Adviser	May 31, 2009*
International Bond Fund
Advisory Fee Paid	$7,487	$69,573	$20,485
Amount Reimbursed	$25,747	$124,507	$142,545
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Adviser	Previous Adviser
High Yield Municipal Fund
Advisory Fee Paid	$524,787	$2,361,306	$2,421,629	$3,036,689
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Value Fund I
Advisory Fee Paid	$1,883,799	$7,793,816	$6,138,109	$7,336,126
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended July 31, 2010*		Fiscal Year Ended July 31, 2009*†	Fiscal Year Ended July 31, 2008*†
Fund	Adviser	Previous Adviser
Ultra Short Term Bond Fund
Advisory Fee Paid	$774,383	$1,643,829	$346,249	$304,921
Amount Reimbursed	$23,307	$59,090	$58,864	$88,572
Amount Waived	—	—	—	—

*	Ultra Short Term Bond Fund commenced operations as of November 23, 2009. All fees shown are the fees paid by the Predecessor Ultra Short Term Bond Fund, a series of Columbia Funds Institutional Trust.
†	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Adviser	Previous Adviser
Balanced Fund
Advisory Fee Paid	$516,594	$875,889	$884,961	$1,038,397
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Conservative High Yield Fund
Advisory Fee Paid	$1,138,490	$2,352,042	$2,918,130	$3,989,177
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Federal Securities Fund
Advisory Fee Paid	$1,015,843	$2,102,871	$3,446,020	$3,631,821
Amount Reimbursed	—	—	—	—
Amount Waived	$95,996	$235,142	$129,672	—
Greater China Fund
Advisory Fee Paid	$717,794	$1,561,766	$1,676,914	$3,149,033
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
International Stock Fund
Advisory Fee Paid	$1,245,668	$3,145,267	$4,361,396	$9,758,481
Amount Reimbursed	$129,175	$86,045	$83,891	—
Amount Waived	—	—	—	—
Mid Cap Growth Fund
Advisory Fee Paid	$2,977,727	$5,939,170	$7,193,675	$11,479,270
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Adviser	Previous Adviser
Oregon Intermediate Municipal Bond
Advisory Fee Paid	$799,938	$1,515,769	$2,043,052	$1,933,585
Amount Reimbursed	$183,028	$329,008	$564,350	$393,368
Amount Waived	—	—	$—	$—
Small Cap Growth Fund I
Advisory Fee Paid	$2,371,009	$4,158,194	$3,216,309	$2,697,664
Amount Reimbursed	—	—	$109,017	—
Amount Waived	—	—	—	—
Strategic Investor Fund
Advisory Fee Paid	$1,486,665	$3,136,677	$4,131,661	$6,613,337
Amount Reimbursed	$407,410	$989,742	$1,606,165	$294,451
Amount Waived	—	—	—	—
Technology Fund
Advisory Fee Paid	$765,180	$1,638,839	$2,084,965	$3,420,420
Amount Reimbursed	$45,469	$—	$169,244	—
Amount Waived	$—	$—	$—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
Fund	Adviser	Previous Adviser
Asset Allocation Fund
Advisory Fee Paid	$580,139	$848,349	$1,317,805	$1,992,133
Amount Reimbursed	$244,146	$278,880	—	—
Amount Waived	—	—	$454,903	—
Contrarian Core Fund
Advisory Fee Paid	$1,604,740	$1,929,231	$2,110,310	$2,721,935
Amount Reimbursed	—	—	$318,233	$382,426
Amount Waived	$213,720	$71,834	—	—
Disciplined Value Fund
Advisory Fee Paid	$670,232	$1,147,963	$1,906,835	$2,955,744
Amount Reimbursed	—	—	—	—
Amount Waived	$42,756	$17,900	—	—
Dividend Income Fund
Advisory Fee Paid	$5,934,956	$7,295,736	$8,227,244	$7,520,664
Amount Reimbursed	$412,201	$54,673	$791,034	$591,255
Amount Waived	—	—	—	—
Large Cap Growth Fund
Advisory Fee Paid	$2,643,515	$3,959,944	$5,877,711	$8,656,167
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Liberty Fund
Advisory Fee Paid	$787,554	$1,164,851	$1,869,229	$2,844,040
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Core Fund
Advisory Fee Paid	$1,882,144	$2,495,915	$3,382,545	$6,765,818
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended October 31, 2010		Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*
Fund	Adviser	Previous Adviser
CA Tax-Exempt Fund
Advisory Fee Paid	$982,935	$984,233	$2,020,284	$2,181,403
Amount Reimbursed	$43,089	$58,176	$73,450	$29,313
Amount Waived	—	—	—	—
CT Intermediate Municipal Bond Fund
Advisory Fee Paid	$602,895	$580,714	$1,091,965	$906,107
Amount Reimbursed	$163,248	$187,129	—	—
Amount Waived	—	—	$353,794	$391,465
CT Tax-Exempt Fund
Advisory Fee Paid	$240,336	$235,414	$462,542	$524,477
Amount Reimbursed	$112,730	$88,418	$157,165	$160,592
Amount Waived	—	—	—	—
Intermediate Municipal Bond Fund
Advisory Fee Paid	$5,165,472	$5,091,941	$10,049,028	$10,098,828
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	$201,056	$438,887
MA Intermediate Municipal Bond Fund
Advisory Fee Paid	$885,979	$844,565	$1,610,500	$1,570,491
Amount Reimbursed	$204,395	$181,924	—	—
Amount Waived	—	—	$407,124	$550,364
MA Tax-Exempt Fund
Advisory Fee Paid	$340,619	$333,453	$658,411	$722,531
Amount Reimbursed	$88,415	$89,721	$120,205	—
Amount Waived	—	—	—	—
NJ Intermediate Municipal Bond Fund
Advisory Fee Paid	$210,661	$192,867	$350,495	$321,252
Amount Reimbursed	$130,637	$138,420	—	—
Amount Waived	—	—	$239,649	$287,592
NY Intermediate Municipal Bond Fund
Advisory Fee Paid	$781,694	$763,013	$1,447,859	$1,098,000
Amount Reimbursed	$210,091	$201,876	—	—
Amount Waived	—	—	$389,877	$409,913
NY Tax-Exempt Fund
Advisory Fee Paid	$171,758	$166,121	$334,848	$359,613
Amount Reimbursed	$96,660	$91,479	$169,148	$169,561
Amount Waived	—	—	—	—
RI Intermediate Municipal Bond Fund
Advisory Fee Paid	$241,471	$247,659	$525,720	$563,862
Amount Reimbursed	$123,053	$145,357	—	—
Amount Waived	—	—	$254,908	$318,052

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Advisory Fee Paid	$686,031	$1,670,236	$2,487,144	$4,576,982
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Adviser who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Adviser who are responsible for the Funds are:

Portfolio Manager	Fund(s)
Leonard A. Aplet, CFA	Balanced Fund
Anwiti Bahuguna, PhD	Asset Allocation Fund
Liberty Fund
Stephen D. Barbaro, CFA	Small Cap Value Fund I
Kent M. Bergene	Asset Allocation Fund
Liberty Fund
Jason J. Callan	Federal Securities Fund
Robert B. Cameron	Emerging Markets Fund
Richard A. Carter	Select Large Cap Growth Fund
Wayne M. Collette, CFA	Mid Cap Growth Fund Small Cap Growth Fund I Technology Fund
Brian M. Condon, CFA	Disciplined Value Fund
Fred Copper	International Stock Fund
Richard E. Dahlberg, CFA	Dividend Income Fund
Richard G. D’Auteuil	Small Cap Core Fund
Scott L. Davis	Dividend Income Fund
Peter R. Deininger, CFA, CAIA	Large Cap Growth Fund
Chad H. Farrington, CFA	High Yield Municipal Fund
William Finan	U.S. Treasury Index Fund
Thomas M. Galvin, CFA	Select Large Cap Growth Fund
Emil A. Gjester	Strategic Investor Fund
Todd D. Herget	Select Large Cap Growth Fund
Jeffrey Hershey, CFA	Small Cap Core Fund
Tom Heuer	Federal Securities Fund
Guy C. Holbrook, IV, CFA	Ultra Short Term Bond Fund
Michael E. Hoover	Energy and Natural Resources Fund
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Emerging Markets Fund Greater China Fund Pacific/Asia Fund
Arthur J. Hurley, CFA	Real Estate Equity Fund
Orhan Imer, PhD, CFA	U.S. Treasury Index Fund
Jeremy Javidi, CFA	Small Cap Value Fund I
David Joy	Asset Allocation Fund
Liberty Fund

Portfolio Manager	Fund(s)
Brian Lavin, CFA	Balanced Fund Conservative High Yield Fund Corporate Income Fund High Yield Opportunity Fund Intermediate Bond Fund Strategic Income Fund
Lawrence W. Lin, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Colin J. Lundgren, CFA	Strategic Income Fund
Colin Moore	Asset Allocation Fund
Liberty Fund
Brian M. McGreevy

Oregon Intermediate Municipal Bond Fund

CT Intermediate Municipal Bond Fund

Intermediate Municipal Bond Fund

MA Intermediate Municipal Bond Fund

NJ Intermediate Municipal Bond Fund

NY Intermediate Municipal Bond Fund

RI Intermediate Municipal Bond Fund

George J. Myers, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Brian D. Neigut	Mid Cap Growth Fund Small Cap Growth Fund I
Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund
Jonas Patrikson, CFA	Strategic Investor Fund
Carl W. Pappo, CFA	Bond Fund Corporate Income Fund Intermediate Bond
Kent M. Peterson, PhD	Asset Allocation Fund
Liberty Fund
Nicholas Pifer, CFA	International Bond Fund
Jennifer Ponce de Leon	High Yield Opportunity Fund
Guy W. Pope, CFA	Balanced Fund Contrarian Core Fund Value and Restructuring Fund
Alexander D. Powers	Bond Fund Intermediate Bond Fund
Marie M. Schofield, CFA	Asset Allocation Fund
Liberty Fund
J. Nicholas Smith, CFA	Value and Restructuring Fund
Ronald B. Stahl, CFA	Balanced Fund
Catherine Stienstra	CA Tax-Exempt Fund CT Tax-Exempt Fund MA Tax-Exempt Fund NY Tax-Exempt Fund
Gene R. Tannuzzo, CFA	Strategic Income Fund
Mary-Ann Ward	Strategic Investor Fund
Michael T. Welter, CFA	Strategic Investor Fund
Mary K. Werler, CFA	Ultra Short Term Bond Fund
Dara J. White, CFA	Emerging Markets Fund
David J. Williams, CFA	Value and Restructuring Fund
John T. Wilson, CFA	Large Cap Growth Fund
Michael Zazzarino	Bond Fund Intermediate Bond Fund

Portfolio Manager(s) Information

The following table provides information about each Fund’s portfolio manager(s) as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date including the number and amount of assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) managed.

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending March 31
Bond Fund	Carl W. Pappo, CFA	5 RICs 3 other accounts	$5.65 billion $850,000	None	None	(1)
	Alexander D. Powers	2 RICs 7 PIVs 17 other accounts	$2.79 billion $2.1 billion $1.1 billion	None	$10,001- $50,000[a] $1- 10,000[b]	(1)
	Michael Zazzarino	5 RICs 9 PIVs 9 other accounts	$4.193 billion $2.636 billion $192.2 million	None	None	(1)

Corporate Income Fund	Brian Lavin, CFA[1]	2 RICs 1 PIV 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(1)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$5.1 billion $850,000	None	None	(1)

Emerging Markets Fund	Robert B. Cameron	1 PIV 5 other accounts	$61.4 million $930,000	None	$1- $10,000[b]	(1)
	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	7 RICs 4 PIVs 4 other accounts	$646.2 million $634.7 million $200,000	None	None	(1)
	Dara J. White, CFA	1 PIV 9 other accounts	$61.4 million $405,000	None	$1- $10,000[a] $10,001- $50,000[b]	(1)

Energy and Natural Resources Fund	Michael E. Hoover	3 PIVs 3 other accounts	$689.7 million $741,342	None	None	(1)

Intermediate Bond Fund	Brian Lavin, CFA[1]	2 RICs 1 PIV 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(1)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$3.45 billion $850,000	None	$50,001- $100,000[a]	(1)
	Alexander D. Powers	3 RICs 7 PIVs 17 other accounts	$3.4 billion $2.1 billion $1.1 billion	None	None	(1)
	Michael Zazzarino	5 RICs 9 PIVs 9 other accounts	$2.61 billion $2.64 billion $192.2 million	None	None	(1)

Pacific/Asia Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	7 RICs 4 PIVs 4 other accounts	$1.02 billion $634.7 million $200,000	None	None	(1)
	Daisuke Nomoto, CMA (SAAJ)	4 RICs 3 PIVs 2 other accounts	$490.8 million $578.7 million $200,000	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Select Large Cap Growth Fund	Richard A. Carter	1 RIC 1 PIV 2,389 other accounts	$4 million $43 million $1.5 billion	1 Other ($175 M)	$50,001- $100,000[a] $1- $10,000[b]	(1)
	Thomas M. Galvin, CFA	1 RIC 1 PIV 2,389 other accounts	$4 million $43 million $1.5 billion	1 Other ($175 M)	Over $1,000,000	(1)
	Todd D. Herget	1 PIV 2,389 other accounts	$43 million $1.5 billion	1 Other ($175 M)	$50,001- $100,000[a]	(1)

U.S. Treasury Index Fund	William Finan	5 other accounts	$1 million	None	None	(1)
	Orhan Imer, PhD, CFA	6 other accounts	$150,000	None	None	(1)

Value and Restructuring Fund	Guy W. Pope, CFA	5 RICs 1,927 other accounts	$1.76 billion $2.29 billion	None	$1- $10,000[a] $1- $10,000[b]	(1)
	J. Nicholas Smith, CFA	3 RICs 1,883 other accounts	$924.6 million $2.01 billion	None	$10,001- $50,000[a]	(1)
	David J. Williams, CFA	3 RICs 1,919 other accounts	$924.6 million $2.08 billion	None	$100,001- $500,000[a]	(1)

For Funds with fiscal year ending May 31
High Yield Opportunity Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$10.312 billion $9.331 million $683.335 million	None	None	(1)
	Jennifer Ponce de Leon	12 RICs 1 PIV 27 other accounts	$17.640 billion $9.331 million $4.578 million	None	None	(1)

International Bond Fund	Nicholas Pifer, CFA[2]	5 RICs 4 PIV 17 other accounts	$5.05 billion $113.33 million $4.62 billion	None	None	(1)

Strategic Income Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$8.61 billion $9.331 million $683.335 million	None	None	(1)
	Colin J. Lundgren, CFA	21 RICs 9 other accounts	$40.761 billion $274.15 million	2 RICs ($527.4 M)	None	(1)
	Gene R. Tannuzzo, CFA	10 RICs 2 other accounts	$25.657 billion $0.08 million	None		(1)

For Funds with fiscal year ending June 30
High Yield Municipal Fund	Chad H. Farrington	8 other accounts	$194,000	None	$1-$10,000[b]	(1)

Small Cap Value Fund I	Stephen D. Barbaro, CFA	5 RICs 1 PIV 13 other accounts	$433 million $30 million $57 million	None	$1- $10,000[a] $10,001 - $50,000[b]	(1)
	Jeremy Javidi, CFA	5 RICs 1 PIV 14 other accounts	$433 million $30 million $54 million	None	$100,001- $500,000[a] $1 - $10,000[b]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)

For Funds with fiscal year ending July 31
Ultra Short Term Bond Fund	Guy C. Holbrook, IV, CFA	10 other accounts	$20.5 million	None	None	(1)
	Mary K. Werler, CFA	8 other accounts	$132.7 million	None	None	(1)

For Funds with fiscal year ending August 31
Balanced Fund	Leonard A. Aplet, CFA	10 RICs 8 PIVs 85 other accounts	$2.8 billion $3.555 billion $10.9 billion	None	$10,001 - $50,000 [a]	(1)
	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$9.907 billion $10.48 million $684.84 million	None	None	(1)
	Guy W. Pope, CFA	4 RICs 1,825 other accounts	$6.976 billion $1.007 billion	None	$100,001 - $500,000 [a]	(1)
	Ronald B. Stahl, CFA	10 RICs 6 PIVs 53 other accounts	$2.8 billion $785.7 million $3.879 billion	None	$10,001 - $50,000 [a]	(1)

Conservative High Yield Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$9.448 billion $10.48 million $684.84 million	None	None	(1)

Federal Securities Fund	Jason J. Callan	2 RICs 1 PIVs 3 other accounts	$320.25 million $637.67 million $415,440	None	None	(1)
	Tom Heuer, CFA	2 RICs 1 PIVs 2 other accounts	$320.25 million $637.67 million $312,074	None	None	(1)

Greater China Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	2 RICs 2 PIVs 4 other accounts	$399.7 million $83.7 million $300,000	None	$10,001 -$50,000 [a]	(1)

International Stock Fund	Fred Copper, CFA	10 RICs 2 PIVs 23 other accounts	$1.5 billion $514.2 million $61.8 million	None	$1-$10,000[b]	(1)

Mid Cap Growth Fund	Wayne M. Collette, CFA	9 RICs 2 PIVs 191 other accounts	$1.5 billion $168.61 million $240 million	None	$10,001 - $50,000[b]	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 184 other accounts	$1.178 billion $168.61 million $178.61 million	None	$1- $10,000	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 182 other accounts	$1.178 billion $168.61 million $178.6 million	None	$10,001 - $50,000 [a] $10,001 - $50,000 [b]	(1)
	Brian D. Neigut	7 RICs 2 PIVs 184 other accounts	$1.178 billion $168.61 million $178.61 million	None	$1 - $10,000[a] $1 - $10,000[b]	(1)

Oregon Intermediate Municipal Bond Fund	Brian M. McGreevy	6 RICs 7 other accounts	$3.7 billion $640.37 million	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Small Cap Growth Fund I	Wayne M. Collette, CFA	9 RICs 2 PIVs 191 other accounts	$1.8 billion $168.61 million $240 million	None	$10,001 - $50,000[b]	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 184 other accounts	$1.479 billion $168.61 million $178.8 million	None	$1- $10,000	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 182 other accounts	$1.479 billion $168.61 million $178.61 million	None	$10,001 - $50,000 [a] $10,001 - $50,000 [b]	(1)
	Brian D. Neigut	7 RICs 2 PIVs 184 other accounts	$1.479 billion $168.61 million $178.61 million	None	$1 - $10,000[a] $1 - $10,000[b]	(1)
Strategic Investor Fund	Emil A. Gjester	1 RIC 1 PIV 289 other accounts	$89.65 million $201.32 million $220.38 million	None	$100,001 - $500,000 [a] $10,001 - $50,000 [b]	(1)
	Jonas Patrikson, CFA	1 RIC 1 PIV 282 other accounts	$89.648 million $201.32 million $220.22 million	None	$1- $10,000[a] $1-$10,000[b]	(1)
	Mary-Ann Ward	1 RIC 1 PIV 293 other accounts	$89.65 million $201.32 million $227.68 million	None	None	(1)
	Michael T. Welter, CFA	1 RIC 1 PIV 283 other accounts	89.65 billion $201.3 million $220.6 million	None	$50,001- $100,000[a] $1 - $10,000[b]	(1)
For Funds with fiscal year ending September 30
Asset Allocation Fund	Anwiti Bahuguna, PhD	36 RICs 35 PIVs 21 other accounts	$7.40 billion $4.45 billion $252 million	None	None	(1)
	Kent M. Bergene	40 RICs 7 other accounts	$42.69 billion $1.04 million	None	None	(2)
	David Joy	35 RICs 6 other accounts	$7.34 billion $1.61 million	None	None	(1)
	Colin Moore	38 RICs 35 PIVs 20 other accounts	$8.78 billion $4.45 billion $255 million	None	None	(2)
	Kent M. Peterson, PhD	36 RICs 35 PIVs 16 other accounts	$7.40 billion $4.45 billion $252 million	None	None	(1)
	Marie M. Schofield	36 RICs 35 PIVs 17 other accounts	$7.40 billion $4.45 billion $253 million	None	None	(1)
Contrarian Core Fund	Guy W. Pope, CFA	4 RICs 1,823 other accounts	$7.16 billion $1.03 billion	None	$100,001- $500,000	(1)
Disciplined Value Fund	Brian Condon	11 RICs 9 PIVs 40 other accounts	$8.47 billion $757 million $2.798 billion	1 PIV $22 million	$1-$10,000[a] $10,001 -$50,000[b]	(1)
Dividend Income Fund	Richard E. Dahlberg, CFA	1 RIC 1 PIV 80 other accounts	$50.0 million $240.0 million $1.1 billion	None	$100,001- $500,000[a] $100,001- $500,000[b]	(1)
	Scott L. Davis	1 RIC 1 PIV 72 other accounts	$50.0 million $240.0 million $1.1 billion	None	$100,001- $500,000[a] $50,001- $100,000[a] $100,001- $500,000[b]	(1)
Large Cap Growth Fund	Peter R. Deininger	6 RICs 1 PIV 11 other accounts	$2.0 billion $260 million $275 million	None	None	(1)
	John T. Wilson, CFA	6 RICs 1 PIV 14 other accounts	$2.0 billion $260 million $275 million	None	$500,000-$1,000,000	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Liberty Fund	Anwiti Bahuguna, PhD	36 RICs 35 PIVs 21 other accounts	$7.27 billion $4.45 billion $252 million	None	None	(1)
	Kent M. Bergene	40 RICs 7 other accounts	$42.56 billion $1.04 million	None	None	(2)
	David Joy	35 RICs 6 other accounts	$7.21 billion $1.61 million	None	None	(1)
	Colin Moore	38 RICs 35 PIVs 20 other accounts	$8.65 billion $4.45 billion $255 million	None	None	(2)
	Kent M. Peterson, PhD	36 RICs 35 PIVs 16 other accounts	$7.27 billion $4.45 billion $252 million	None	None	(1)
	Marie M. Schofield	36 RICs 35 PIVs 17 other accounts	$7.27 billion $4.45 billion $253 million	None	None	(1)
Small Cap Core Fund	Richard D’Auteuil	0 RICs 1 PIV 19 other accounts	$0 $163.90 million $771.37 million	None	$100,001- $500,000[a]	(1)
	Jeffrey Hershey, CFA	0 RICs 1 PIV 15 other accounts	$0 $163.62 million $768.62 million	None	None	(1)
For the Fund with fiscal year ending October 31
CA Tax Exempt Fund	Catherine Stienstra	11 RICs X PIVs 3 other accounts	$1.74 billion $0 $145,847.22	0	0	(1)
CT Intermediate Municipal Bond Fund	Brian M. McGreevy	1 RIC 7 other accounts	$3.87 billion $608 million	None	None	(1)
CT Tax Exempt Fund	Catherine Stienstra	11 RICs 0 PIVs 3 other accounts	$2.03 billion $0 $145,847.22	0	0	(1)
Intermediate Municipal Bond Fund	Brian M. McGreevy	1 RIC 7 other accounts	$1.62 billion $608 million	None	None	(1)
MA Intermediate Municipal Bond Fund	Brian M. McGreevy	1 RIC 7 other accounts	$3.75 billion $608 million	None	$100,000-$500,000[a]	(1)
MA Tax Exempt Fund	Catherine Stienstra	11 RICs 0 PIVs 3 other accounts	$1.99 billion $0 $145,847.22	0	0	(1)
NJ Intermediate Municipal Bond Fund	Brian M. McGreevy	1 RIC 7 other accounts	$4.03 billion $608 million	None	None	(1)
NY Intermediate Municipal Bond Fund	Brian M. McGreevy	1 RIC 7 other accounts	$3.79 billion $608 million	None	None	(1)
NY Tax Exempt Fund	Catherine Stienstra	11 RICs 0 PIVs 3 other accounts	$2.06 billion $0 $145,847.22	0	0	(1)
RI Intermediate Municipal Bond Fund	Brian M. McGreevy	1 RIC 7 other accounts	$4.02 billion $608 million	None	None	(1)
For the Fund with fiscal period ending December 31
Real Estate Equity Fund	Arthur J. Hurley, CFA	8 other accounts	$750,000	None	$1-$10,000[a] $1-$10,000[b]	(1)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[a]	Excludes any notional investments.
[b]	Notional investments through a deferred compensation account.
[1]	Information provided as of April 30, 2010.
[2]	Account information provided as of May 31, 2010. Other accounts also include personal accounts as of June 30, 2010.
[3]	Account information provided as of March 31, 2010.
[4]	Account information provided as of August 31, 2010.

Structure of Compensation

(1) Compensation for these portfolio managers is typically paid in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The bonus for these portfolio managers is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Adviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

(2) The compensation of these portfolio managers consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for portfolio manager Moore, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for Columbia funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Moore includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods.

Performance Benchmarks

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Leonard A. Aplet, CFA	Balanced Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index;	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Anwiti Bahuguna, PhD	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index Blended Benchmark[1]	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Stephen D. Barbaro, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

Kent M. Bergene	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Catherine Stienstra	CA Tax-Exempt Fund	Barclays Capital California Municipal Bond Index; Barclays Capital Municipal Bond Index;	Lipper California Municipal Debt Funds Classification

	CT Tax-Exempt Fund	Barclays Capital Municipal Bond Index;	Lipper Connecticut Municipal Debt Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

	MA Tax-Exempt Fund	Barclays Capital Municipal Bond Index;	Lipper Massachusetts Municipal Debts Classification

	NY Tax-Exempt Fund	Barclays Capital New York Municipal Bond Index; Barclays Capital Municipal Bond Index;	Lipper NY Municipal Debt Funds Classification

Jason J. Callan	Federal Securities Fund	Citigroup Government/Mortgage Index	Lipper General U.S. Government Funds Classification

Robert B. Cameron	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

Richard A. Carter	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Wayne M. Collette, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

	Technology Fund	Merrill Lynch 100 Technology Index	Lipper Science and Technology Funds Classification

Brian M. Condon, CFA	Disciplined Value Fund	Russell 1000 Value Index	Lipper Multi-Cap Value Funds Classification

Fred Copper, CFA	International Stock Fund	MSCI EAFE Index (Net) MSCI AC World ex USA Index (Net)	Lipper International Multi-Cap Core Funds Classification

Richard E. Dahlberg, CFA	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Richard D’Auteuil	Small Cap Core Fund	Russell 2000 Index; S&P Small Cap 600 Composite Index	Lipper Small-Cap Core Funds Classification

Scott L. Davis	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Peter R. Deininger, CFA, CAIA	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Chad H. Farrington	High Yield Municipal Fund	Barclays Capital High Yield Municipal Bond Index; Blended Benchmark[4]	Lipper High Yield Municipal Debt Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

William Finan	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Thomas M. Galvin, CFA	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Emil A. Gjester	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Todd D. Herget	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Jeffrey Hershey, CFA	Small Cap Core Fund	Russell 2000 Index; S&P Small Cap 600 Composite Index	Lipper Small-Cap Core Funds Classification

Tom Heuer	Federal Securities Fund	Citigroup Government/Mortgage Index	Lipper General U.S. Government Funds Classification

Guy C. Holbrook, IV, CFA	Ultra Short Term Bond Fund	Citigroup One-Year U.S. Treasury Bill Index	Lipper Ultra-Short Obligations Funds Classification

Michael E. Hoover	Energy and Natural Resources Fund	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFA	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

	Greater China Fund	MSCI China (Net) Hang Seng Index	Lipper China Region Funds Classification

	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Arthur J. Hurley, CFA	Real Estate Equity Fund	FTSE NAREIT Equity REITs Index	Lipper Real Estate Funds Classification

Orhan Imer	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Jeremy Javidi, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

David Joy	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Brian Lavin, CFA	Balanced Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Conservative High Yield Fund	JP Morgan Developed BB High Yield Index	Lipper High Current Yield Funds Classification

	Corporate Income Fund	Barclays Capital Credit Bond Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB Rated Classification

	High Yield Opportunity Fund	JPMorgan Global High Yield Index; Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Lawrence W. Lin, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Colin J. Lundgren, CFA	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Brian M. McGreevy	CT Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

	Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Intermediate Municipal Debt Funds Classification

	MA Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

	Oregon Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

	NJ Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

	NY Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index ; Barclays Capital New York 3-15 Year Blend Municipal Bond Index	Lipper New York Intermediate Municipal Debt Funds Classification

	RI Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

Colin Moore	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

George J. Myers, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian D. Neigut	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Carl W. Pappo, CFA	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Corporate Income Fund	Barclays Capital Credit Bond Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Jonas Patrikson, CFA	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Nicholas Pifer	International Bond Fund	Citigroup Non-U.S. Dollar World Government Bond Index- Unhedged	Lipper International Income Funds Classification

Kent M. Peterson, PhD	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Jennifer Ponce de Leon	High Yield Opportunity Fund	JPMorgan Global High Yield Index; Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

Guy W. Pope, CFA	Balanced Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Contrarian Core Fund	Russell 1000 Index	Lipper Large-Cap Core Funds Classification

	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500® Index	Lipper Multi-Cap Value Funds Classification

Alexander D. Powers	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Marie M. Schofield	Asset Allocation Fund Liberty Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed Asset Target Allocation Moderate Funds Classification

J. Nicholas Smith, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500® Index	Lipper Multi-Cap Value Funds Classification

Ronald B. Stahl, CFA	Balanced Fund	S&P 500® Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Gene R. Tannuzzo, CFA	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Mary-Ann Ward	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Mary K. Werler, CFA	Ultra Short Term Bond Fund	Citigroup One-Year U.S. Treasury Bill Index	Lipper Ultra-Short Obligations Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Michael T. Welter, CFA	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Dara J. White, CFA	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

David J. Williams, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500® Index	Lipper Multi-Cap Value Funds Classification

John T. Wilson, CFA	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Michael Zazzarino	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

[1]	A custom composite, established by the Adviser, consisting of a 60% weighting of the S&P 500® Index and a 40% weighting of the Barclays Capital Aggregate Bond Index.
[2]	A weighted custom composite of the Barclays Capital U.S. Credit Bond Index (85%) and JP Morgan Global High Yield Index (15%) established by the Adviser.
[3]

A custom composite, established by the Adviser, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

[4]	A custom composite, established by the Adviser, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index.

The Adviser’s Portfolio Managers and Potential Conflicts of Interest

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Adviser and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Adviser’s Code of Ethics and certain limited exceptions, the Adviser’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Adviser and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Adviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Adviser’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Adviser and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

Manager of Managers Exemption

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits a Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Adviser) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services and facilities necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by each Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Rates Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the section entitled Primary Service Providers – The Administrator in each Fund’s prospectuses.

For U.S. Treasury Index Fund, pursuant to the Administrative Services Agreement, the Administrator, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons of the Administrator or its affiliates, brokerage fees and commissions, interest on borrowings and such extraordinary, non-recurring expenses as may arise, including litigation expenses. For the purposes of this arrangement, distribution and service fees are not considered operating expenses.

Administration Fees Paid by the Funds

The Administrator and the Previous Administrator received fees from the Funds for their services as reflected in the following charts, which show administration fees paid to and, as applicable, waived/reimbursed by the Administrator and the Previous Administrator, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Administration Fee Paid	$754,748	$678,588	$759,720
Amount Reimbursed	—	$209,350	$206,179
Amount Waived	—	—	—
Corporate Income Fund
Administration Fee Paid	$675,315	$675,654	$870,923
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Emerging Markets Fund
Administration Fee Paid	$615,027	$1,001,669	$2,430,055
Amount Reimbursed	—	$251,476	$476,664
Amount Waived	—	—	—
Energy and Natural Resources Fund
Administration Fee Paid	$723,263	$765,650	$941,122
Amount Reimbursed	—	$254,984	$263,577
Amount Waived	—	—	—
Intermediate Bond Fund
Administration Fee Paid	$3,164,565	$3,373,301	$3,620,050
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Pacific/Asia Fund
Administration Fee Paid	$16,020	$85,238	$334,900
Amount Reimbursed	—	$30,445	$66,921
Amount Waived	—	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Select Large Cap Growth Fund
Administration Fee Paid	$2,127,779	$1,291,853	$1,216,720
Amount Reimbursed	—	$394,599	$333,294
Amount Waived	—	—	—
U.S. Treasury Index Fund
Administration Fee Paid	$1,122,055	$1,080,502	$551,345
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Value and Restructuring Fund
Administration Fee Paid	$9,398,359	$11,411,391	$13,588,716
Amount Reimbursed	—	$3,327,593	$3,424,080
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Administrator	Previous Administrator
High Yield Opportunity Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Strategic Income Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended May 31, 2010		Fiscal Period Ended May 31, 2009*
Fund	Administrator	Previous Administrator
International Bond Fund
Administration Fee Paid	$680	$6,325	$1,862
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Administrator	Previous Administrator
High Yield Municipal Fund
Administration Fee Paid	$140,597	$637,176	$661,657	$815,422
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Value Fund I
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended July 31, 2010*		Fiscal Year Ended July 31, 2009*†	Fiscal Year Ended July 31, 2008*†
Fund	Administrator	Previous Administrator
Ultra Short Term Bond Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	Ultra Short Term Bond Fund commenced operations as of November 23, 2009. All fees shown are the fees paid by the Predecessor Ultra Short Term Bond Fund, a series of Columbia Funds Institutional Trust.
†	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Administrator	Previous Administrator
Balanced Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Conservative High Yield Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Federal Securities Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Greater China Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
International Stock Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Oregon Intermediate Municipal Bond Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Mid Cap Growth Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Growth Fund I
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Strategic Investor Fund
Administration Fee Paid	$382,478	$810,252	$1,058,644	$1,175,452
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Administrator	Previous Administrator
Technology Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
Fund	Administrator	Previous Administrator
Asset Allocation Fund
Administration Fee Paid	$59,850	$87,445	$135,835	$205,343
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Contrarian Core Fund
Administration Fee Paid	$154,593	$184,969	$201,987	$260,528
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Disciplined Value Fund
Administration Fee Paid	$64,137	$109,872	$182,490	$283,214
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Dividend Income Fund
Administration Fee Paid	$646,899	$782,621	$836,788	$756,060
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Large Cap Growth Fund
Administration Fee Paid	$252,993	$383,524	$555,279	$865,130
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Liberty Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Core Fund
Administration Fee Paid	$170,200	$224,996	$302,523	$625,431
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended October 31, 2010		Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*
Fund	Administrator	Previous Administrator
CA Tax-Exempt Fund
Administration Fee Paid	N/A	N/A	N/A	N/A
Amount Reimbursed	N/A	N/A	N/A	N/A
Amount Waived	N/A	N/A	N/A	N/A

	Fiscal Year Ended October 31, 2010		Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*
Fund	Administrator	Previous Administrator
CT Intermediate Municipal Bond Fund
Administration Fee Paid	$84,125	$81,058	$152,420	$126,477
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
CT Tax-Exempt Fund
Administration Fee Paid	N/A	N/A	N/A	N/A
Amount Reimbursed	N/A	N/A	N/A	N/A
Amount Waived	N/A	N/A	N/A	N/A
Intermediate Municipal Bond Fund
Administration Fee Paid	$844,085	$832,258	$1,638,608	$1,647,626
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
MA Intermediate Municipal Bond Fund
Administration Fee Paid	$123,624	$117,887	$224,799	$219,214
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
MA Tax-Exempt Fund
Administration Fee Paid	N/A	N/A	N/A	N/A
Amount Reimbursed	N/A	N/A	N/A	N/A
Amount Waived	N/A	N/A	N/A	N/A
NJ Intermediate Municipal Bond Fund
Administration Fee Paid	$29,381	$26,921	$48,923	$44,841
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
NY Intermediate Municipal Bond Fund
Administration Fee Paid	$109,072	$106,504	$202,097	$153,263
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
NY Tax-Exempt Fund
Administration Fee Paid	N/A	N/A	N/A	N/A
Amount Reimbursed	N/A	N/A	N/A	N/A
Amount Waived	N/A	N/A	N/A	N/A
RI Intermediate Municipal Bond Fund
Administration Fee Paid	$33,718	$34,569	$73,382	$78,706
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Pricing and Bookkeeping Services

State Street is responsible for providing certain pricing and bookkeeping services to the Funds. The Administrator is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provides accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund (other than Ultra Short Term Bond Fund) pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund (other than Ultra Short Term Bond Fund) also reimburses State Street for certain out-of-pocket expenses and charges. Ultra Short Term Bond Fund does not pay any separate fees for services rendered under the State Street Agreements; the fees for pricing and bookkeeping services incurred by Ultra Short Term Bond Fund are paid by the Adviser as part of the Unified Fee.

From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated. Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund are paid by the Administrator.

Prior to December 15, 2006, the Previous Adviser was responsible for providing pricing and bookkeeping services, to the Funds operating at the time, under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between the Previous Adviser and State Street, the Previous Adviser delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to the Previous Adviser and discussed below) were paid to State Street. The Funds also reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by the Previous Adviser in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid by the Funds

The Adviser and the Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street and to the Adviser and the Previous Adviser, as applicable, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$149,216	$129,842	$82,648
Corporate Income Fund
Amount Paid to Adviser	—	—	$10,791
Amount Paid to State Street	$158,268	$156,839	$182,251
Emerging Markets Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$103,288	$117,814	$105,826
Energy and Natural Resources Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$123,403	$116,154	$78,072
Intermediate Bond Fund
Amount Paid to Adviser	—	—	$10,791
Amount Paid to State Street	$189,677	$188,898	$189,435
Pacific/Asia Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$53,504	$57,548	$52,002
Select Large Cap Growth Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$140,511	$140,065	$77,132
U.S. Treasury Index Fund**
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—
Value and Restructuring Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$143,767	$143,296	$78,208

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund are paid by the Administrator.

Fund	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
High Yield Opportunity Fund
Amount Paid to Adviser	—	—	$114,926
Amount Paid to State Street	$113,154	$96,616	$8,212
Strategic Income Fund
Amount Paid to Adviser	—	—	$190,423
Amount Paid to State Street	$193,287	$181,682	$8,212

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended May 31, 2010	Fiscal Period Ended May 31, 2009*
International Bond Fund
Amount Paid to Adviser	—	—
Amount Paid to State Street	$46,735	$26,617

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
High Yield Municipal Fund
Amount Paid to Adviser	—	—	$7,494
Amount Paid to State Street	$192,931	$180,290	$191,877
Small Cap Value Fund I
Amount Paid to Adviser	—	—	$7,494
Amount Paid to State Street	$146,364	$145,161	$143,111

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended July 31, 2010	Fiscal Year Ended July 31, 2009	Fiscal Year Ended July 31, 2008
Ultra Short Term Bond Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Fund	Fiscal Year Ended August 31, 2010	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008*
Balanced Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$97,492	$80,304	$85,084
Conservative High Yield Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$13,082	$122,442	$149,954
Federal Securities Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$183,254	$212,818	$242,176
Greater China Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$86,509	$73,816	$98,409
International Stock Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$127,617	$122,775	$150,774
Oregon Intermediate Municipal Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$146,534	$128,479	$120,829
Mid Cap Growth Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$145,095	$145,117	$144,122
Small Cap Growth Fund I
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$145,808	$97,227	$87,811
Strategic Investor Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$147,864	$143,423	$149,889
Technology Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$84,839	$77,395	$100,737

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended September 30, 2010	Fiscal Year ended September 30, 2009*	Fiscal Year ended September 30, 2008*
Asset Allocation Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$143,227	$134,898	$141,815
Contrarian Core Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$115,837	$83,251	$96,037
Disciplined Value Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$79,963	$79,979	$101,503
Dividend Income Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$141,503	$141,429	$144,517
Large Cap Growth Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$141,553	$141,538	$140,096
Liberty Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$117,102	$114,555	$144,121
Small Cap Core Fund
Amount Paid to Adviser	—	—	$3,106
Amount Paid to State Street	$130,787	$104,080	$152,060

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended October 31, 2010	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*
CA Tax-Exempt Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$119,982	$124,648	$129,096
CT Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$94,726	$92,354	$82,987
CT Tax-Exempt Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$62,330	$61,643	$62,893
Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$202,351	$225,008	$234,745
MA Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$114,829	$110,446	$110,480
MA Tax-Exempt Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$68,202	$67,579	$67,981
NJ Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$63,259	$65,150	$66,677
NY Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$107,342	$105,046	$95,950

Fund	Fiscal Year Ended October 31, 2010	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*
NY-Tax Exempt Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$56,620	$56,413	$55,062
RI Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$1,952
Amount Paid to State Street	$65,539	$68,705	$69,076

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2009*
Real Estate Equity Fund
Amount Paid to Adviser	—	—	$4,673	$63,096
Amount Paid to State Street	$27,743	$74,509	$84,454	$84,836

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: 225 Franklin Street, Boston, MA 02110.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Advisory and Other Services – Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

The Distributor and the Previous Distributor received commissions and other compensation for their services as reflected in the following charts, which show amounts paid to the Distributor and the Previous Distributor, as well as amounts the Distributor and Previous Distributor retained, for the three most recently completed fiscal years, except as otherwise indicated. The Distributor does not charge any fees or commissions to Ultra Short Term Bond Fund or its shareholders for the sale of shares of Ultra Short Term Bond Fund.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Amount Paid
Class A shares	$87,653	$23,344	—
Amount Retained
Class A shares	$10,847	$3,032	—
Class C shares	$813	—	—
Corporate Income Fund
Amount Paid
Class A shares	$76,987	$42,265	$83,846
Amount Retained
Class A shares	$8,679	$4,859	$10,209
Class B shares	$6,890	$19,621	$26,159
Class C shares	$1,744	$1,809	$4,085
Emerging Markets Fund
Amount Paid
Class A shares	$71,380	$25,581	$15,743
Amount Retained
Class A shares	$11,618	$4,445	$5,464
Class C shares	$134	$356	$117
Energy and Natural Resources Fund
Amount Paid
Class A shares	$367,133	$226,149	$41,980
Amount Retained
Class A shares	$55,189	$37,467	$6,898
Class C shares	$4,646	$5,557	—
Intermediate Bond Fund
Amount Paid
Class A shares	$100,659	$75,693	$164,058
Amount Retained
Class A shares	$9,832	$9,783	$17,512
Class B shares	$20,653	$67,508	$126,025
Class C shares	$3,191	$13,915	$3,509
Pacific/Asia Fund
Amount Paid
Class A shares	$4,028	$1,037	—
Amount Retained
Class A shares	$576	$109	—
Class C shares	$28	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Select Large Cap Growth Fund
Amount Paid
Class A shares	$72,757	$35,906	$17,771
Amount Retained
Class A shares	$11,067	$22,304	$2,508
Class C shares	$1,504	$1,487	—
U.S. Treasury Index Fund
Amount Paid
Class A shares	$83,413	$599,674	$32,972
Amount Retained
Class A shares	$9,858	$68,225	$4,014
Class B shares	$20,761	$19,230	$7,255
Class C shares	$45,774	$36,124	$2,579
Value and Restructuring Fund
Amount Paid
Class A shares	$323,994	$1,456,148	$475,597
Amount Retained
Class A shares	$54,926	$327,389	$81,037
Class C shares	$22,254	$53,825	$1,095

*	All amounts were paid to or retained by the Previous Distributor.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Distributor	Previous Distributor
High Yield Opportunity Fund
Amount Paid
Class A shares	$2,214	$102,312	$52,757	$81,858
Amount Retained
Class A shares	$12,953**		$6,397	$9,712
Class B shares	$12,197**		$37,832	$120,102
Class C shares	$1,882**		$2,372	$1,294
Strategic Income Fund
Amount Paid
Class A shares	$62,252	$1,393,488	$1,484,623	$1,500,658
Amount Retained
Class A shares	$212,105**		$174,597	$182,191
Class B shares	$112,534**		$254,576	$401,532
Class C shares	$ 55,451**		$38,358	$16,683

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*
Fund	Distributor	Previous Distributor
International Bond Fund
Amount Paid
Class A shares	$532	$7,025	$5
Amount Retained
Class A shares	$ 869**		$1
Class C shares	$ 4**		—

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Distributor	Previous Distributor
High Yield Municipal Fund
Amount Paid
Class A Shares	$14,851	$76,842	$62,416	$79,171
Amount Retained
Class A Shares	$10,473**		$7,933 (underwriting discount) $33 (CDSC)	$9,673 (underwriting discounts) $12,689 (CDSC)
Class B Shares	$8,610**		$16,011	$23,627
Class C Shares	$2,743**		$736	$4,765

Small Cap Value Fund I
Amount Paid
Class A shares	$26,259	$154,679	$253,305	$350,124
Amount Retained
Class A shares	$28,705**		$40,492 (underwriting discount) $519 (CDSC)	$54,614 (underwriting discounts) $1,051 (CDSC)
Class B shares	$36,729**		$69,591	$95,335
Class C shares	$5,331**		$7,107	$16,400

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
	Distributor	Previous Distributor
Balanced Fund
Amount Paid
Class A shares	$207,936	$337,368	$134,794	$51,909
Amount Retained
Class A shares	$81,893**		$19,807	$10,387 (underwriting discount)
Class B shares	$10,629**		$9,543	$8,501
Class C shares	$7,621**		$423	$94

Fund	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
	Distributor	Previous Distributor
Conservative High Yield Fund
Amount Paid
Class A shares	$14,949	$81,008	$122,766	$16,993
Amount Retained
Class A shares	$10,688**		$14,279	$1,974 (underwriting discount)
Class B shares	$11,673**		$40,997	$95,860
Class C shares	$6,984**		$2,360	$316

Federal Securities Fund
Amount Paid
Class A shares	$28,984	$61,324	$197,347	$107,767
Amount Retained
Class A shares	$10,608**		$29,618	$785 (CDSC)
Class B shares	$19,222**		$44,909	$50,442
Class C shares	$1,362**		$5,057	$2,593

Greater China Fund
Amount Paid
Class A shares	$56,938	$249,112	$320,610	$1,186,725
Amount Retained
Class A shares	$43,504**		$48,045	$195,427
Class B shares	$33,525**		$48,758	$90,822
Class C shares	$15,024**		$20,840	$85,348

International Stock Fund
Amount Paid
Class A shares	$12,009	$34,123	$35,273	$93,236
Amount Retained
Class A shares	$7,426**		$6,062	$15,454
Class B shares	$4,645**		$11,608	$28,570
Class C shares	$408**		$340	$1,477

Oregon Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$27,614	$32,775	$53,290	$9,275
Amount Retained
Class A shares	$6,342**		$5,749	$986 (underwriting discount)
Class B shares	$99**		$839	$2,802
Class C shares	$2,134**		$3,336	––

Mid Cap Growth Fund
Amount Paid
Class A shares	$19,121	$32,841	$51,601	$180,381
Class T shares	$156	$372	$917	$1,016
Amount Retained
Class A Retained	$7,346**		$7,987	$35,837
Class B Retained	$4,870**		$9,579	$12,057
Class C Retained	$1,021**		$1,459	$3,558
Class T Retained	$61**		—	$1

Fund	Fiscal Year Ended August 31, 2010		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
	Distributor	Previous Distributor
Small Cap Growth Fund I
Amount Paid
Class A shares	$27,242	$55,837	$101,052	$187,929
Amount Retained
Class A shares	$11,901**		$17,113	$30,175
Class B shares	$5,690**		$4,599	$1,789
Class C shares	$2,854**		$13,038	$1,464

Strategic Investor Fund
Amount Paid
Class A shares	$16,138	$42,407	$76,883	$209,325
Amount Retained
Class A shares	$8,700**		$12,250	$241,215
Class B shares	$29,424**		$70,039	$83,980
Class C shares	$2,257**		$2,303	$4,702

Technology Fund
Amount Paid
Class A shares	$24,387	$97,189	$103,563	$952,736
Amount Retained
Class A shares	$18,007**		$23,181	$157,920
Class B shares	$19,027**		$45,466	$31,235
Class C shares	$3,446**		$14,176	$38,840

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
	Distributor	Previous Distributor
Asset Allocation Fund
Amount Paid
Class A Paid	$10,289	$17,740	$32,414	$38,778
Class T Paid	$3,515	$11,168	$12,454	$23,316
Amount Retained
Class A Retained	$4,497**		$5,369	$6,253 (underwriting discount) $— (CDSC)
Class B Retained	$2,598**		$4,882	$6,556
Class C Retained	$10**		$194	$136
Class T Retained	$1,836**		$1,915	$3,295 (underwriting discount) $— (CDSC)

Fund	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
	Distributor	Previous Distributor
Contrarian Core Fund
Amount Paid
Class A shares	$137,976	$181,656	$86,071	$36,936
Class T shares	$4,739	$10,074	$12,088	$28,049
Amount Retained
Class A shares	$47,600**		$12,921	$6,075 (underwriting discount) $11 (CDSC)
Class B shares	$3,157**		$4,070	$6,252
Class C shares	$4,090**		$442	$217
Class T shares	$1,978**		$1,659	$4,121 (underwriting discount) — (CDSC)

Disciplined Value Fund
Amount Paid
Class A Paid	$6,407	$6,374	$9,214	$73,027
Class T Paid	$4,981	$8,012	$10,180	$14,371
Amount Retained
Class A Retained	$1,434**		$1,422	$13,189 (underwriting discount) $161 (CDSC)
Class B Retained	$1,635**		$6,297	$11,168
Class C Retained	$266**		$598	$2,542
Class T Retained	$1,521**		$2,109	$—

Dividend Income Fund
Amount Paid
Class A shares	$461,110	$580,873	$803,682	$286,403
Class T shares	$2,301	$3,912	$6,141	$8,615
Amount Retained
Class A shares	$164,846**		$125,322	$48,889 (underwriting discount) $347 (CDSC)
Class B shares	$24,617**		$39,378	$46,255
Class C shares	$19,053**		$5,857	$3,049
Class T shares	$690**		$930	$1,246 (underwriting discount)

Fund	Fiscal Year Ended September 30, 2010		Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*
	Distributor	Previous Distributor
Large Cap Growth Fund
Amount Paid
Class A shares	$22,715	$49,723	$74,526	$98,167
Class E shares	$126	$657
Class T shares	$13,444	$26,823	$41,614	$65,452
Amount Retained
Class A shares	$10,904**		$18,305	$15,920 (underwriting discount) $795 (CDSC)
Class B shares	$19,269**		$33,744	$88,380
Class C shares	$1,872**		$2,549	$3,369
Class E shares	$686**		$87	— (underwriting discount) $75 (CDSC)
Class F shares	N/A		N/A	N/A
Class T shares	$4,898**		$5,524	$8,731 (underwriting discount) $4,712 (CDSC)

Liberty Fund
Amount Paid
Class A Paid	$13,642	$43,389	$58,847	$84,609
Amount Retained
Class A Retained	$9,074**		$9,487	$14,466 (underwriting discount) $316 (CDSC)
Class B Retained	$7,789**		$15,401	$30,876
Class C Retained	$527**		$336	$798

Small Cap Core Fund
Amount Paid
Class A shares	$48,856	$76,255	$65,118	$8,298
Class T shares	$3,429	$7,144	$10,735	$17,011
Amount Retained
Class A shares	$2,131**		$9,774	$1,180 (underwriting discount) — (CDSC)
Class B shares	$1,251**		$20,617	$59,022
Class C shares	—		$100	$339
Class T shares	—		$1,442	$2,334 (underwriting discount) $451 (CDSC)

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

Fund	Fiscal Year Ended October 31, 2010		Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*
	Distributor	Previous Distributor
CA Tax-Exempt Fund
Amount Paid
Class A Paid	$89,783	$44,249	$228,370	$226,908
Amount Retained
Class A Retained	$17,544**		$101,612	$27,845
Class B Retained	$1,225**		$6,819	$21,054
Class C Retained	$2,890**		$11,765	$7,517

CT Intermediate Municipal Bond Fund
Amount Paid
Class A Paid	$5,855	$3,126	$20,003	$14,473
Class T Paid	$45	$59	$166	$170
Amount Retained
Class A Retained	$1,256**		$18,809	$1,521
Class B Retained	$219**		$4,348	$2,628
Class C Retained	$370**		$24	$757
Class T Retained	$16**		$22	$24

CT Tax-Exempt Fund
Amount Paid
Class A Paid	$40,637	$24,221	$81,306	$60,652
Amount Retained
Class A Retained	$7,682**		$10,073	$7,301
Class B Retained	$893**		$5,835	$13,389
Class C Retained	$212**		$168	$467

Intermediate Municipal Bond Fund
Amount Paid
Class A Paid	$43,435	$41,026	$73,980	$23,668
Class T Paid	$38	$79	$159	$114
Amount Retained
Class A Retained	$8,703**		$7,431	$2,741
Class B Retained	$1,024**		$3,507	$11,713
Class C Retained	$2,987**		$3,169	$1,149
Class T Retained	$13**		$19	$22

MA Intermediate Municipal Bond Fund
Amount Paid
Class A Paid	$9,795	$12,516	$31,161	$15,140
Class T Paid	$2,089	$1,583	$1,290	$2,605
Amount Retained
Class A Retained	$4,882**		$27,552	$1,532
Class B Retained	$18**		$1,002	$2,432
Class C Retained	$1,972**		$1,024	$291
Class T Retained	$656**		$192	$418

Fund	Fiscal Year Ended October 31, 2010		Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*
	Distributor	Previous Distributor
MA Tax-Exempt Fund
Amount Paid
Class A Paid	$72,268	$44,861	$81,633	$94,886
Amount Retained
Class A Retained	$23,256**		$10,514	$10,095
Class B Retained	$3,668**		$6,014	$14,829
Class C Retained	$4,220**		$742	$1,922

NJ Intermediate Municipal Bond Fund
Amount Paid
Class A Paid	$15,011	$7,055	$18,596	$7,344
Class T Paid	$54	$533	$519	$390
Amount Retained
Class A Retained	$2,228**		$1,672	$613
Class B Retained	$1,225**		$1,232	$4,129
Class C Retained	$1,230**		$118	$100
Class T Retained	$61**		$67	$59

NY Intermediate Municipal Bond Fund
Amount Paid
Class A Paid	$12,335	$13,731	$36,174	$9,534
Class T Paid	$25	$38	$131	$86
Amount Retained
Class A Retained	$2,295**		$3,369	$860
Class B Retained	$150**		$1,620	$995
Class C Retained	$5,130**		$1,018	$417
Class T Retained	$77**		$17	$9

NY Tax-Exempt Fund
Amount Paid
Class A Paid	$67,590	$36,017	$68,365	$38,175
Amount Retained
Class A Retained	$29,350**		$8,410	$4,631
Class B Retained	$3,080**		$2,394	$18,972
Class C Retained	$100**		$453	$321

RI Intermediate Municipal Bond Fund
Amount Paid
Class A Paid	$1,504	—	$2,902	$706
Class T Paid	—	$459	$1,004	$9
Amount Retained
Class A Retained	$116**		$7,304	$81
Class B Retained	—		$300	$1,653
Class C Retained	$150**		$0	$0
Class T Retained	$77**		$204	$2

*	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Amount Paid
Class A shares	$19,596	$27,222	$33,423	$120,365
Amount Retained
Class A shares	$3,518	$5,864	$6,160	$19,151
Class B shares	$2,585	$6,730	$12,250	$36,895
Class C shares	$431	$1,207	$1,701	$1,814

*	All amounts were paid to or retained by the Previous Distributor.

Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Adviser and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Adviser and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Adviser’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Adviser’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Adviser’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Adviser and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Adviser and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Adviser and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Adviser or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Adviser, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Adviser, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Adviser has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Adviser and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Adviser, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Adviser or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Adviser may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Adviser endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Adviser’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Adviser has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Adviser and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Adviser’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise

Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Adviser and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Adviser may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Adviser has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Adviser and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Adviser of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Adviser.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Adviser, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Adviser and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly for all share classes, except for Class I shares, and, prior to September 7, 2010, paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account, payable monthly.

In addition, effective September 7, 2010, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds in an annual amount equal to 0.20% of the average aggregate value of the Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month) for all share classes, except for Class I, Class R4, Class R5 and Class Y shares. For Class R4 and Class R5 shares, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation of 0.05% of the net assets attributable to such shares. Prior to September 7, 2010, the Funds reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the period November 1, 2007 through October 31, 2009, the Previous Transfer Agent was paid an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Previous Transfer Agent was paid for the fees and expenses the Previous Transfer Agent paid to third party dealer firms that maintained omnibus accounts with certain of the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through October 31, 2007, the Previous Transfer Agent was paid an annual fee of $17.00 per account, payable monthly. For the period September 1, 2005 through October 31, 2007, the Previous Transfer Agent was entitled to reimbursement by certain Funds for the fees and expenses that the Previous Transfer Agent paid to dealer firms or transfer agents that maintained omnibus accounts with such Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.

The Funds that offer Class R4 shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class R4 shares.

Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class R4 and Class R5 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees). Pursuant to the Administrative Services Agreement, the Administrator pays the Transfer Agency Fees of U.S. Treasury Index Fund on behalf of the Fund. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, is the Funds’ Custodian. State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The financial statements for the fiscal years ended on or after March 31, 2010 contained in a Fund’s Annual Report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for the fiscal years ended on or after March 31, 2011.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is Prudential Tower, 800 Boylston St., Boston, Massachusetts 02199. K&L Gates LLP serves as co-counsel. Its address is 1601 K Street N.W., Washington, DC, 20006-1600.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for the Class A shares, Class B shares, Class C shares, Class E shares, Class F shares, Class R shares, Class R4 shares, Class T shares and Class W shares of the Funds. See Capital Stock and Other Securities for information about which Funds offer which classes of shares. The Funds no longer accept investments from new or existing investors in Class B shares, Class E shares, Class F shares or Class T shares, except for certain limited transactions from existing investors in any such shares. See the prospectuses for these share classes of the Funds for details.

The table below shows the maximum annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.10%	0.25%	up to 0.35%[a,b]
Class B	0.75%	0.25%	1.00%[b]
Class C	0.75%	0.25%	1.00%[b,c]
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R	0.50%	— [d]	0.50%
Class R4	none	0.25%[e]	0.25%[e]
Class R5	none	none	none
Class T	none	0.50%[f]	0.50%[f]
Class W	0.25%	0.25%	0.25%
Class Y	none	none	none
Class Z	none	none	none
Ultra Short Term Bond Fund	none	none	none

[a]	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Funds	Class A Distribution Fee	Class A Service Fee	Class A Combined Total
Asset Allocation Fund, Balanced Fund, Conservative High Yield Fund, Contrarian Core Fund, Dividend Income Fund, Intermediate Bond Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Oregon Intermediate Municipal Bond Fund, Real Estate Equity Fund, Small Cap Core Fund, Small Cap Growth Fund I, Technology Fund	0.10%	0.25%	0.35%*

Bond Fund, California Tax-Exempt Fund, Connecticut Intermediate Bond Fund, Connecticut Tax-Exempt Fund, Corporate Income Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Federal Securities Fund, Greater China Fund, High Yield Opportunity Fund, Intermediate Bond Fund, International Stock Fund, Massachusetts Intermediate Bond Fund, Massachusetts Tax-Exempt Fund, Liberty Fund, New Jersey Intermediate Municipal Bond Fund, New York Intermediate Municipate Bond Fund, New York Tax-Exempt Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, Rhode Island Intermediate Municipal Bond Fund, Small Cap Value Fund I, Strategic Income Fund, Strategic Investor Fund, U.S. Treasury Index Fund, Value and Restructuring Fund

	—	0.25%	0.25%
High Yield Municipal Fund, Intermediate Municipal Bond Fund	—	0.20%	0.20%

*	The indicated Funds may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

[b]

Service Fee for Class A shares, Class B shares and Class C shares of California Tax-Exempt Fund, Connecticut Tax-Exempt Fund , Massachusetts Tax-Exempt Fund and New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of the Fund issued prior to December 1, 1994, and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2010, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%. Service Fee for Class A shares, Class B shares and Class C shares of Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2010, the blended service fee was 0.24% of the Fund’s average daily net assets.

[c]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Connecticut Tax-Exempt Fund) does not exceed the specified percentage annually: 0.45% for California Tax-Exempt Fund, Connecticut Tax-Exempt Fund, Massachusetts Tax-Exempt Fund and New York Tax-Exempt Fund; 0.65% for Connecticut Intermediate Municipal Bond Fund, Massachusetts Intermediate Municipal Bond Fund, New Jersey Intermediate Municipal Bond Fund, New York Intermediate Municipal Bond Fund, Oregon Intermediate Municipal Bond Fund and Rhode Island Intermediate Municipal Bond Fund; 0.80% for High Yield Municipal Fund; 0.85% for Corporate Income Fund, Federal Securities Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Strategic Income Fund and U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

[d]	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.
[e]

The shareholder service fees for Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

[f]

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed income Funds. See Class T Shares Shareholder Service Fees below for more information.

The shareholder servicing plan permits the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the Distribution Plan could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Distribution Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Class T Shares Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.30% for equity Funds and not more than 0.15% for fixed income Funds, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The Funds consider “administrative support services” to include, without limitation, (i) aggregating and processing purchase and redemption orders, (ii) providing beneficial owners with statements showing their positions in the Funds, (iii) processing dividend payments, (iv) providing sub-accounting services for Fund shares held beneficially, (v) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners, (vi) receiving, tabulating and transmitting proxies executed by the beneficial owners, (vii) sub-transfer agent services for beneficial owners of Fund shares and (viii) other similar services.

Distribution and Service Fees Paid by the Funds

The Distributor and the Previous Distributor received distribution and service fees from the Funds for their services as reflected in the following charts, which show distribution and service fees paid to and waived by, as applicable, the Distributor and the Previous Distributor, for the most recently completed fiscal year, except as otherwise indicated. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges. Class Y shares, Class Z shares and shares of Ultra Short Term Bond Fund do not pay distribution and service fees.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended March 31, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Bond Fund
Distribution Fee	—	—	$13,110	N/A
Service Fee	$29,341	—	$4,370	N/A
Fees Waived by the Distributor	—	—	—	N/A
Corporate Income Fund
Distribution Fee	—	$56,609	$84,028	N/A
Service Fee	$204,427	$18,855	$28,014	N/A
Fees Waived by the Distributor	—	—	$16,837	N/A
Emerging Markets Fund
Distribution Fee	—	N/A	$7,090	N/A
Service Fee	$10,730	N/A	$2,363	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Energy and Natural Resources Fund
Distribution Fee	—	N/A	$89,532	N/A
Service Fee	$95,419	N/A	$29,844	N/A
Fees Waived by the Distributor	—	N/A	—	N/A

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Intermediate Bond Fund
Distribution Fee	$159,958	$266,146	$239,468	$8,902
Service Fee	$399,760	$88,709	$79,839	N/A
Fees Waived by the Distributor	$159,958	—	$47,893	N/A
Pacific/Asia Fund
Distribution Fee	—	N/A	$2,781	N/A
Service Fee	$1,579	N/A	$927	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Select Large Cap Growth Fund
Distribution Fee	—	N/A	$14,917	$618
Service Fee	$769,303	N/A	$4,972	—
Fees Waived by the Distributor	—	N/A	—	—
U.S. Treasury Index Fund
Distribution Fee	—	$56,393	$184,245	—
Service Fee	$148,960	$18,798	$61,427	—
Fees Waived by the Distributor	—	—	$36,843	—
Value and Restructuring Fund
Distribution Fee	—	N/A	$473,717	$258,974
Service Fee	$610,589	N/A	$157,906	—
Fees Waived by the Distributor	—	N/A	—	—

*	All amounts were paid or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended May 31, 2010

	Class A Shares		Class B Shares		Class C Shares		Class J Shares*
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
High Yield Opportunity Fund
Distribution Fee	—	—	$10,429	$147,519	$8,223	$89,599	N/A	N/A
Service Fee	$41,009	$429,929	$3,469	$49,173	$2,714	$29,852	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	$1,645	$17,946	N/A	N/A

International Bond Fund
Distribution Fee	—	—	N/A	N/A	$64	$317	N/A	N/A
Service Fee	$213	$1,522	N/A	N/A	$195	$949	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A	—	—	N/A	N/A

Strategic Income Fund
Distribution Fee	—	—	$59,732	$774,956	$126,549	$1,320,458	—	$28,560
Service Fee	$216,952	$2,300,745	$19,540	$255,683	$42,458	$435,805	—	$20,076
Fees Waived by the Distributor	—	—	—	—	$25,310	$262,023	—	—

*	On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended June 30, 2010

	Class A Shares		Class B Shares		Class C Shares
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
High Yield Municipal Fund
Distribution Fee	—	—	$7,716	$46,609	$9,271	$44,660
Service Fee	$27,169	$112,152	$2,058	$12,428	$3,090	$14,887
Fees Waived by the Distributor	—	—	—	—	—	—

Small Cap Value Fund I
Distribution Fee	—	—	$32,481	$188,879	$68,350	$327,919
Service Fee	$266,253	$1,175,984	$10,827	$ 62,959	$22,783	$109,306
Fees Waived by the Distributor	—	—	—	—	—	—

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended August 31, 2010

	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class T Shares*
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Balanced Fund
Distribution Fee	—	—	$17,743	$36,746	$60,965	$80,541	N/A	N/A	N/A	N/A
Service Fee	$48,934	$48,551	$5,914	$12,249	$20,477	$26,809	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Conservative High Yield Fund
Distribution Fee	—	—	$61,809	$140,071	$75,217	$153,170
Service Fee	$62,680	$134,306	$20,603	$46,690	$51,057	$25,072
Fees Waived by the Distributor	—	—	—	—	$15,043	$30,634

Federal Securities Fund
Distribution Fee	—	—	$35,101	$105,567	$22,748	$51,079
Service Fee	$408,575	$833,295	$11,695	$35,189	$9,517	$21,283
Fees Waived by the Distributor	—	—	—	—	$6,259	$12,313

Greater China Fund
Distribution Fee	—	—	$42,768	$95,073	$91,986	$203,295
Service Fee	$100,492	$223,401	$14,256	$31,691	$30,652	$67,765
Fees Waived by the Distributor	—	—	—	—	—	—

International Stock Fund
Distribution Fee	—	—	$10,391	$28,953	$25,142	$60,460
Service Fee	$105,534	$247,047	$3,453	$9,651	$8,380	$20,154
Fees Waived by the Distributor	—	—	—	—	—	—

Mid Cap Growth Fund
Distribution Fee	—	—	$15,838	$40,577	$26,090	$50,883	$8,167	$13,987	—	—
Service Fee	$55,624	$101,648	$5,279	$13,526	$8,697	$16,961	—	—	$20,814	$41,144
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—

Oregon Intermediate Municipal Bond Fund
Distribution Fee	—	—	$1,015	$2,578	$39,813	$66,192
Service Fee	$21,622	$30,591	$388	$859	$13,271	$22,064
Fees Waived by the Distributor	—	—	—	—	$18,579	$30,889

Small Cap Growth Fund I
Distribution Fee	—	—	$6,386	$14,230	$35,553	$61,671	N/A	N/A	N/A	N/A
Service Fee	$54,406	$102,137	$2,129	$4,743	$11,851	$20,557	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Strategic Investor Fund
Distribution Fee	—	—	$55,413	$127,463	$43,771	$99,781	N/A	N/A	N/A	N/A
Service Fee	$127,413	$277,644	$18,471	$42,488	$14,590	$33,260	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Technology Fund
Distribution Fee	—	—	$34,904	$16,922	$122,370	$56,140
Service Fee	$136,560	$64,606	$11,635	$5,641	$40,790	$18,713
Fees Waived by the Distributor	—	—	—	—	—	—

*	Paid pursuant to the Shareholder Services Plan for Class T shares.

	Distribution and Service Fees Paid by the Funds Fiscal Year Ended September 30, 2010
	Class A		Class B		Class C		Class E
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Asset Allocation Fund
Distribution Fee	—	—	$9,306	$15,912	$4,692	$6,424	N/A	N/A
Service Fee	$9,390	$12,362	$3,102	$5,304	$1,564	$2,141	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A

Contrarian Core Fund
Distribution Fee	—	—	$12,447	$16,597	$52,471	$50,306	N/A	N/A
Service Fee	$101,403	$73,922	$4,149	$5,532	$17,491	$16,769	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

Disciplined Value Fund
Distribution Fee	—	—	$5,421	$9,035	$5,931	$9,444	N/A	N/A
Service Fee	$9,590	$14,844	$1,807	$3,012	$1,977	$3,148	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A

Dividend Income Fund
Distribution Fee	—	—	$67,789	$116,211	$258,673	$273,873	N/A	N/A
Service Fee	$698,028	$841,030	$22,596	$38,937	$86,224	$91,291	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

Large Cap Growth Fund
Distribution Fee	—	—	$48,749	$96,259	$49,753	$75,974	$5,236	$7,773
Service Fee	$152,724	$220,231	$16,250	$32,086	$16,584	$25,325	$13,091	$19,431
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

Liberty Fund
Distribution Fee	—	—	$24,480	$46,616	$12,786	$18,420	N/A	N/A
Service Fee	$332,276	$488,146	$7,851	$14,957	$4,107	$5,919	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A

Small Cap Core Fund
Distribution Fee	—	—	$48,715	$74,789	$59,153	$82,960	N/A	N/A
Service Fee	$114,439	$136,573	$16,239	$24,930	$19,718	$27,653	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—

	Distribution and Service Fees Paid by the Funds Fiscal Year Ended September 30, 2010
	Class F		Class I		Class R			Class T		Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor		Previous Distributor	Distributor	Previous Distributor	Distributor		Previous Distributor
Asset Allocation Fund
Distribution Fee	N/A	N/A	N/A	N/A	N/A		N/A	—	—	N/A		N/A
Service Fee	N/A	N/A	N/A	N/A	N/A		N/A	$136,458	$198,929	N/A		N/A
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	N/A		N/A	—	—	N/A		N/A
Contrarian Core Fund
Distribution Fee	N/A	N/A	—	—	—	*	—	—	—	—		—
Service Fee	N/A	N/A	—	—	—		—	$138,737	$208,725	—	*	—
Fees Waived by the Distributor	—	—	—	—	—		—	—	—	—		—
Disciplined Value Fund
Distribution Fee	N/A	N/A	N/A	N/A	N/A		N/A	—	—	N/A		N/A
Service Fee	N/A	N/A	N/A	N/A	N/A		N/A	86,032	127,426	N/A		N/A
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	N/A		N/A	—	—	N/A		N/A

Dividend Income Fund
Distribution Fee	N/A	N/A	N/A	N/A	$15,398		$3,629	—	—	N/A		N/A
Service Fee	N/A	N/A	N/A	N/A	—		—	$99,703	$139,493	N/A		N/A
Fees Waived by the Distributor	—	—	—	—	—		—	—	—	—		—
Large Cap Growth Fund
Distribution Fee	$1,292	$1,677	—	—	—	*	N/A	—	—	—		—
Service Fee	$431	$559	—	—	N/A		N/A	$176,948	$260,003	—	*	—
Fees Waived by the Distributor	—	—	—	—	—		—	—	—	—		—

Liberty Fund
Distribution Fee	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A	N/A		N/A
Service Fee	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A	N/A		N/A
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A	N/A		N/A

Distribution and Service Fees Paid by the Funds Fiscal Year Ended September 30, 2010
	Class F		Class I		Class R		Class T		Class W
	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor

Small Cap Core Fund
Distribution Fee	N/A	N/A	N/A	N/A	—	—	—	—	—	N/A
Service Fee	N/A	N/A	N/A	N/A	—	—	$91,458	$131,716	—	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—
*	Rounds to less than $1

Distribution and Service Fees Paid by the Fund for the Fiscal Year Ended October 31, 2010*

	Class A		Class B		Class C		Class T
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
CA Tax-Exempt Bond Fund
Distribution Fee	—	—	$10,543	$16,582	$115,577	$110,686	—	—
Service Fee	$319,126	$314,177	$3,371	$5,295	$37,151	$35,475	—	—
Fee Waived by the Distributor	—	—	—	—	$46,254	$44,309	—	—

CT Intermediate Municipal Bond Fund
Distribution Fee	—	—	$5,778	$6,739	$30,262	$29,986	—	—
Service Fee	$14,950	$13,848	$1,926	$2,246	$10,087	$9,995	$12,792	$12,594
Fee Waived by the Distributor	—	—	—	—	$14,122	$13,994	—	—

CT Tax-Exempt Bond Fund
Distribution Fee	—	—	$13,766	$21,407	$47,257	$46,730	—	—
Service Fee	$96,763	$91,866	$4,429	$6,886	$15,263	$15,061	—	—
Fee Waived by the Distributor	—	—	—	—	$18,904	$18,700	—	—

Intermediate Municipal Bond Fund
Distribution Fee	—	—	$12,705	$15,637	$67,101	$57,117	—	—
Service Fee	$94,248	$86,320	$3,909	$4,811	$20,647	$17,593	$7,897	$7,766
Fee Waived by the Distributor	—	—	—	—	$46,455	$39,584	—	—

MA Intermediate Municipal Bond Fund
Distribution Fee	—	—	$4,011	$4,209	$37,942	$34,155	—	—
Service Fee	$35,452	$23,648	$1,337	$1,403	$12,647	$11,385	$30,074	$29,537
Fee Waived by the Distributor	—	—	—	—	$17,706	$15,939	—	—

MA Tax-Exempt Bond Fund
Distribution Fee	—	—	$16,086	$20,715	$40,462	$37,652	—	—
Service Fee	$140,668	$136,304	$4,969	$6,363	$12,524	$11,612	—	—
Fee Waived by the Distributor	—	—	—	—	$16,197	$15,061	—	—

	Class A		Class B		Class C		Class T
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
NJ Intermediate Municipal Bond Fund
Distribution Fee	—	—	$1,294	$1,587	$39,816	$26,373	—	—
Service Fee	$14,197	$11,867	$3,881	$4,761	$13,272	$8,791	$8,414	$8,518
Fee Waived by the Distributor	—	—	—	—	$18,581	$12,307	—	—

NY Intermediate Municipal Bond Fund
Distribution Fee	—	—	$3,495	$4,078	$19,790	$18,944	—	—
Service Fee	$7,063	$6,557	$1,165	$1,359	$6,597	$6,315	$2,742	$2,780
Fee Waived by the Distributor	—	—	—	—	$9,235	$8,840	—	—

NY Tax-Exempt Bond Fund
Distribution Fee	—	—	$20,983	$26,562	$34,792	$33,932	—	—
Service Fee	$65,292	$60,840	$6,768	$8,546	$11,246	$10,938	—	—
Fee Waived by the Distributor	—	—	—	—	$13,926	$13,574	—	—

RI Intermediate Municipal Bond Fund
Distribution Fee	—	—	$1,099	$1,058	$6,015	$5,676	—	—
Service Fee	$2,284	$2,590	$366	$353	$2,005	$1,892	—	—
Fee Waived by the Distributor	—	—	—	—	$2,807	$2,649	—	—

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Fund for the Fiscal Year Ended August 31, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares
Real Estate Equity Fund
Distribution Fee	—	$26,912	$26,164
Service Fee	$35,816	$8,971	$8,721
Fees Waived by the Distributor	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Fund for the Fiscal Period Ended December 31, 2009*, 1

Fund	Class A Shares	Class B Shares	Class C Shares
Real Estate Equity Fund
Distribution Fee	—	$8,375	$9,509
Service Fee	$14,539	$2,791	$3,170
Fees Waived by the Distributor	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.
[1]	Data for the fiscal period September 1, 2009 through December 31, 2009.

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Distribution Plan authorizes any other payments by the Funds to the Distributor and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of a Fund’s shares.

The Funds participate in joint distribution activities with other Columbia Funds. The fees paid under the Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Columbia Funds. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

Codes of Ethics

The Funds, the Adviser and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549–1520.

Proxy Voting Policies and Procedures

General. The Funds have delegated to the Adviser or, as applicable, the subadviser, the responsibility to vote proxies relating to portfolio securities held by the Funds, except as noted below. In deciding to delegate this responsibility to the Adviser, the Board reviewed the policies adopted by the Adviser and, as applicable, a subadviser, or summaries of such policies. These included the procedures that the Adviser (or subadviser) follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Adviser (or subadviser) and its affiliates.

The Adviser’s policy is to vote all proxies for Fund securities in a manner considered by the Adviser to be in the best economic interests of its clients, including the Funds, without regard to any benefit or detriment to the Adviser, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as the Adviser determines in its discretion. The Adviser endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances the Adviser may refrain from voting securities. For instance, the Adviser may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions. In addition, the Adviser will generally refrain from recalling the Fund’s portfolio securities on loan to vote proxies, although the Adviser may seek to recall loaned securities if a proxy relates to a proposed merger or acquisition and the Funds’ ownership position is not de minimis, based on the Adviser’s determination that, in these situations, the benefits of voting generally outweigh the costs or lost revenue to the Funds.

Oversight. The operation of the Adviser’s proxy voting policy and procedures is overseen by a committee (the “Proxy Voting Committee”) composed of representatives of the Adviser’s equity investments, equity research, compliance, legal and operations functions. The Proxy Voting Committee has the responsibility to review, at least annually, the Adviser’s proxy voting policies to ensure consistency with internal policies, regulatory requirements, conflicts of interest and client disclosures.

The Proxy Voting Committee also develops predetermined voting guidelines used to vote securities. The voting guidelines indicate whether to vote for, against or abstain from particular proposals, or whether the matter should be considered on a case-by-case basis. The Proxy Voting Committee may determine to vote differently from the guidelines on particular proposals in the event it determines that doing so is in the clients’ best economic interests. The Adviser may also consider the voting recommendations of analysts, portfolio managers and information obtained from outside resources, including one or more third-party research providers. When proposals are not covered by the voting guidelines or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests. In addition, the Proxy Voting Committee may determine proxy votes when proposals require special consideration.

Addressing Conflicts of Interest. The Adviser seeks to address potential material conflicts of interest by having predetermined voting guidelines. In addition, if the Adviser determines that a material conflict of interest exists, the Adviser will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be the Adviser’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be the Adviser’s proxy voting administrator or research provider); and (iii) in unusual cases, with the client’s consent and upon ample notice, forwarding the proxies to the Adviser’s clients so that they may vote the proxies directly. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

Voting Proxies of Affiliated Underlying Funds. Certain Funds may invest in shares of other funds in the Columbia Funds Complex (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder Fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will vote proxies of underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.

Proxy Voting Agents. The Adviser has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. The Adviser has retained both Institutional Shareholder Services Inc. and Glass-Lewis & Co. to provide proxy research services.

Additional Information. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Adviser’s voting guidelines in effect on the date of this SAI and, if applicable, the proxy voting policies of subadvisers, see Appendix B to this SAI.

FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees the Trust and the Funds. The Trustees are responsible for overseeing the management and operations of the Trust. The Board consists of eleven Trustees who have varied experience and skills. Ten of the Trustees, including the Chairman of the Board, are Independent Trustees. The remaining Trustee, Mr. Michael A. Jones, is an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his service as president and director of the Adviser and the Distributor. With respect to Mr. Jones, the Trustees have concluded that having a senior officer of the Adviser serve as a Trustee benefits Fund shareholders by facilitating communication between the Independent Trustees and the senior management of the Adviser, and to assist efforts to align the interests of the Adviser more closely with those of Fund shareholders. Further information about the backgrounds and qualifications of the Trustees can be found in the section Trustee Biographical Information and Qualifications. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The committees include the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee and the Investment Oversight Committees. All of the members of each of the committees are Independent Trustees. The roles of each committee are more fully described in the section Standing Committees below.

The Funds have retained the Adviser as the Funds’ investment adviser and administrator. The Adviser provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Adviser, including risk management services. In addition, each committee of the Board provides oversight of the Adviser’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Adviser, with independent consultants hired by the Board, and with representatives of various of the Funds’ service providers. The Board and certain committees also meet periodically with the Funds’ chief compliance officer, who also serves as chief compliance officer of the Adviser, to receive reports regarding the compliance of the Funds and the Adviser with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.

The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the size of the Trust and the nature of its business, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Adviser in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee.

Standing Committees

Ms. Verville and Messrs. Collins, Hacker and Nelson are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers.

Messrs. Drake, Hacker, Mayer and Simpson are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Independent Trustees.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance Committee in care of the Fund at 225 Franklin Street, Boston, MA 02110. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee, if applicable.

Ms. Kelly and Messrs. Hacker, Mayer, Nelson, Neuhauser and Piel are members of the Advisory Fees & Expenses Committee. The Advisory Fees & Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board.

Mses. Kelly and Verville and Messrs. Nelson and Simpson are members of the Compliance Committee. The Compliance Committee’s functions include, among other things, monitoring, supervising and assessing the performance of each Fund’s Chief Compliance Officer and reviewing her compensation, reviewing periodically and recommending changes to the codes of ethics and compliance policies of each Fund and its service providers, and reviewing each Fund’s portfolio execution.

Each Trustee also serves on an Investment Oversight Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Family and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year, as the applicable IOC did for each Fund’s most recently completed fiscal year. The below are members of the respective IOCs and the general categories of funds in the Columbia Funds Family which they review. These asset categories may be reassigned among the IOCs from time to time.

IOC #1: Ms. Kelly, Mr. Neuhauser, Mr. Piel and Ms. Verville are responsible for reviewing funds in the following asset categories: Asset Allocation, Global Stock, International Stock, Large Growth, Large Value, Mid Value, Small Core, Small Value, Money Market; Fixed Income – Core, Municipal and Short Duration.

IOC #2: Messrs. Collins, Hacker and Mayer are responsible for reviewing funds in the following asset categories: Large Value, Small Growth, Specialty; Fixed Income – High Yield, Multi-Sector and Municipal.

IOC #3: Messrs. Drake, Nelson and Simpson are responsible for reviewing funds in the following asset categories: Asset Allocation, Large Blend, Mid Growth, Multi Blend, Small Growth, Specialty; Fixed Income – Core, Municipal and Short Duration.

The table below shows the number of times each committee met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee		Governance Committee		Advisory Fees & Expenses Committee		Compliance Committee		Investment Oversight Committee
For Funds with fiscal periods ending March 31	8		6		7		8		4
For Funds with fiscal periods ending May 31	8		7		8		9		4
For Funds with fiscal periods ending June 30	8		7		8		8		4
For Funds with fiscal periods ending July 31	8		7		9		8		4
For Funds with fiscal periods ending August 31	8		7		9		7		4
For Funds with fiscal periods ending September 30	8		7		9		7		4
For Funds with fiscal periods ending October 31	8		7		9		9		4
For Funds with fiscal periods ending December 31	3	[a]	2	[a]	4	[a]	4	[a]	1	[a]

[a]

In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31. The number of committee meetings in the table above reflects the period from September 1, 2009 through December 31, 2009. For the fiscal year ended August 31, 2009, the Audit Committee met six times, the Governance Committee met six times, the Advisory Fees & Expenses Committee met eight times, the Compliance Committee met six times and each IOC met four times.

Trustee Biographical Information and Qualifications

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Fund, were a significant factor in the determination that, in light of the business and structure of the Trust, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:

Rodman L. Drake – Mr. Drake has significant experience serving as a CEO on boards of directors for public companies, including investment companies. This experience includes holding such positions with the various boards as chairman, lead independent director, and chairman of the nominating, compensation and audit committees. Mr. Drake is Co-Founder of Baringo Capital LLC, and was previously the CEO of a hybrid REIT, president of a private equity firm and the CEO of a leading management consulting firm.

John D. Collins – Mr. Collins was a partner at KPMG LLP, where he worked for 37 years until his retirement in 1999. Mr. Collins has served on the board of directors for multiple companies. While with KPMG LLP, Mr. Collins was a senior audit partner. He also served on the International Auditing Procedures Committee.

Douglas A. Hacker – Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.

Janet Langford Kelly – Ms. Kelly is Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips Ms. Kelly held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and at Zelle, Hoffman, Voelbel, Mason and Gette. Ms. Kelly has previously served on the board of directors for a public company and various industry groups and non-profit organizations.

William E. Mayer – Mr. Mayer has significant executive and board experience with financial services and investment companies. Mr. Mayer, currently a partner at a private equity firm, also has significant executive experience and experience working in finance. Previously, Mr. Mayer was a professor and Dean of the College of Business and Management at the University of Maryland and was President and CEO of The First Boston Corporation.

Charles R. Nelson – Dr. Nelson is an experienced investment company trustee, having served on the Board, and the boards of predecessor funds, since 1981. Professor of Economics at the University of Washington since 1976, he has written several books, authored numerous articles in economics and finance, and served on editorial boards of professional journals. He is a Fellow of the Econometric Society and his contributions were the subject of a conference at the Federal Reserve Bank of Atlanta in 2006. Additionally, he is an experienced consultant on economic and statistical matters.

John J. Neuhauser – Dr. Neuhauser is an experienced investment company trustee, having served on the Board since 1985 and on the boards of other investment companies. In addition to his board experience, Dr. Neuhauser has extensive executive experience. He is currently the President of Saint Michael’s College and has served in a variety of other leadership roles in higher education.

Jonathan Piel – Mr. Piel has served since 1994 as a trustee of mutual funds advised successively by U.S. Trust, Charles Schwab and the Adviser. In addition to this significant oversight experience he was the Editor of Scientific American and a vice president of Scientific American, Inc. He is also a member of the board of several not-for-profit organizations.

Patrick J. Simpson – Mr. Simpson is a partner at the law firm Perkins Coie L.L.P. Mr. Simpson’s practice includes such relevant areas as corporate governance and securities compliance.

Anne-Lee Verville – Ms. Verville has significant executive experience. Prior to her retirement in 1997, she held various leadership and executive roles with IBM Corporation. Ms. Verville has previously served on the board of directors for a public company and non-profit organizations.

Michael A. Jones – Mr. Jones has significant executive and board experience with financial services and investment companies. He has served as president and as director of the Adviser and the Distributor since May 2010. From 2007 to April 2010, Mr. Jones served as the manager, chairman, chief executive officer and president of the Previous Adviser, and from 2006 to April 2010 as the chief executive officer, president and director of the Previous Distributor.

The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, Boston, MA 02110.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Rodman L. Drake (Born 1943) Trustee and Chairman of the Board	1994	Independent consultant since 2010; Co-Founder of Baringo Capital LLC (private equity) from 1997 to 2008; CEO of Crystal River Capital, Inc. (real estate investment trust) from 2003 to 2010	64	Jackson Hewitt Tax Service Inc. (tax preparation services); Student Loan Corporation (student loan provider); Celgene Corporation (global biotechnology company); The Helios Funds (exchange-traded funds); Crystal River Capital, Inc. from 2005 to 2010; Parsons Brinckerhoff from 1995 to 2008; and Apex Silver Mines Ltd. from 2007 to 2009

John D. Collins (Born 1938) Trustee	2005	Retired. Consultant, KPMG LLP (accounting and tax firm) from July 1999 to June 2000; Partner, KPMG LLP (accounting and tax firm) from March 1962 to June 1999	64	Mrs. Fields Original Cookies, Inc. (consumer products); Suburban Propane Partners, L.P.; and Montpelier Re (insurance underwriting firm)

Douglas A. Hacker (Born 1955) Trustee	1996	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001	64	Nash Finch Company (food distributor); Aircastle Limited (aircraft leasing); and SeaCube Container Leasing Ltd (container leasing)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years

Janet Langford Kelly (Born 1957) Trustee	1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel – Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004	64	None

William E. Mayer (Born 1940) Trustee	1994	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business and Management, University of Maryland from 1992 to 1996	64	DynaVox Inc. (software developer); Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider); and BlackRock Kelso Capital Corporation (investment company)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years

Charles R. Nelson (Born 1942) Trustee	1981	Professor of Economics, University of Washington since January 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington since September 1993; Adjunct Professor of Statistics, University of Washington since September 1980; Associate Editor, Journal of Money, Credit and Banking from September 1993 to 2008; consultant on econometric and statistical matters	64	None

John J. Neuhauser (Born 1943) Trustee	1984	President, Saint Michael’s College since August 2007; University Professor, Boston College from November 2005 to August 2007; Director or Trustee of several non-profit organizations, including Fletcher Allen Health Care, Inc.; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005	64	Liberty All-Star Equity Fund and Liberty All-Star Growth Fund (closed-end funds)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Jonathan Piel (Born 1938) Trustee	1994	Cable television producer and web site designer; The Editor, Scientific American from 1984 to 1994; Vice President, Scientific American, Inc. from 1984 to 1994; Member, Advisory Board, Stone Age Institute, Bloomington, Indiana (research institute that explores the effect of technology on human evolution); Member, Board of Directors of the National Institute of Social Sciences, New York City; Member, Board of Trustees of the William Alanson White Institute, New York City (institution for training psychoanalysts); Member, Advisory Board, Mount Sinai Children’s Environmental Health Center, New York	64	None

Patrick J. Simpson (Born 1944) Trustee	2000	Partner, Perkins Coie L.L.P. (law firm)	64	None

Anne-Lee Verville (Born 1945) Trustee	1998	Retired. General Manager, Global Education Industry from 1994 to 1997; President – Application Systems Division from 1991 to 1994; Chief Financial Officer – US Marketing & Services from 1988 to 1991; and Chief Information Officer from 1987 to 1988, IBM Corporation (computer and technology)	64	Enesco Group, Inc. (producer of giftware and home and garden decor products) from 2001 to 2006

Interested Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Michael A. Jones (Born 1959) Trustee	2011	President and Director, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management	64	None

Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below. Mr. Jones as an Interested Trustee receives no compensation from the Fund.

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	William E. Mayer	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)
For Funds with fiscal year ending March 31
Bond Fund	$4,544	$3,582	$3,867	$3,600	$3,532	$3,820	$3,533	$3,305	$3,599	$3,154	$3,739
Amount deferred	$1,526	$1,590	$0	$0	$0	$0	$0	$0	$3,599	$0	$0
Corporate Income Fund	$4,205	$3,321	$3,586	$3,337	$3,277	$3,547	$3,276	$3,065	$3,337	$2,923	$3,469
Amount deferred	$1,416	$1,480	$0	$0	$0	$0	$0	$0	$3,337	$0	$0
Emerging Markets Fund	$3,100	$2,472	$2,678	$3,099	$2,453	$1,969	$2,446	$2,292	$2,355	$2,172	$2,601
Amount deferred	$2,060	$2,188	$0	$0	$0	$0	$0	$0	$2,355	$0	$0
Energy and Natural Resources Fund	$3,888	$3,086	$3,341	$1,920	$3,069	$2,671	$3,060	$2,868	$2,977	$2,691	$3,250
Amount deferred	$2,575	$2,738	$0	$0	$0	$0	$0	$0	$2,977	$0	$0
Intermediate Bond Fund	$13,357	$10,532	$11,358	$10,581	$10,361	$11,198	$10,374	$9,698	$10,555	$9,353	$10,967
Amount deferred	$4,491	$4,604	$0	$0	$0	$0	$0	$0	$10,555	$0	$0
Pacific/Asia Fund	$1,588	$1,260	$1,363	$1,267	$1,247	$1,353	$1,244	$1,165	$1,306	$1,104	$1,320
Amount deferred	$1,060	$1,118	$0	$0	$0	$0	$0	$0	$1,306	$0	$0

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	William E. Mayer	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)
Select Large Cap Growth Fund	$7,034	$5,587	$6,059	$5,625	$5,602	$6,079	$5,569	$5,226	$4,880	$4,870	$5,919
Amount deferred	$4,591	$4,937	$0	$0	$0	$0	$0	$0	$4,880	$0	$0
U.S. Treasury Index Fund	$3,628	$2,846	$3,067	$2,854	$2,780	$3,008	$2,789	$2,606	$2,836	$2,471	$2,947
Amount deferred	$1,204	$1,262	$0	$0	$0	$0	$0	$0	$2,836	$0	$0
Value and Restructuring Fund	$33,775	$26,803	$28,951	$26,950	$26,607	$28,828	$26,576	$24,874	$22,548	$23,966	$28,137
Amount deferred	$11,452	$11,817	$0	$0	$0	$0	$0	$0	$22,548	$0	$0

For Funds with fiscal year ending May 31
High Yield Opportunity Fund	$3,616	$2,742	$2,978	$2,763	$2,716	$2,945	$2,686	$2,524	$2,760	$1,652	$2,845
Amount deferred	$920	$1,437	$0	$0	$0	$0	$0	$0	$2,760	$0	$0
International Bond Fund	$1,694	$1,286	$1,399	$1,297	$1,016	$1,088	$1,038	$962	$1,037	$541	$1,076
Amount deferred	$429	$676	$0	$0	$0	$0	$0	$0	$1,037	$0	$0
Strategic Income Fund	$13,920	$10,524	$11,407	$10,585	$10,405	$11,283	$10,309	$9,680	$10,576	$6,427	$10,914
Amount deferred	$3,532	$5,457	$0	$0	$0	$0	$0	$0	$10,576	$0	$0

For Funds with fiscal year ending June 30
High Yield Municipal Fund	$4,982	$3,854	$4,247	$3,862	$3,813	$4,118	$3,778	$3,555	$3,834	$2,098	$3,967
Amount deferred.	$1,903	$2,066	$0	$0	$0	$0	$0	$0	$3,834	$0	$0
Small Cap Value Fund I	$7,259	$5,618	$6,198	$5,619	$5,604	$6,047	$5,539	$5,214	$5,618	$2,833	$5,818
Amount deferred	$1,497	$3,019	$0	$0	$0	$0	$0	$0	$5,618	$0	$0

For Funds with fiscal year ending July 31
Ultra Short Term Bond Fund	$4,549	$3,426	$3,749	$3,374	$3,394	$3,618	$3,399	$3,178	$3,334	$1,018	$3,480
Amount deferred	$654	$1,659	$0	$0	$0	$0	$0	$0	$3,334	$0	$0

For Funds with fiscal year ending August 31
Balanced Fund	$3,975	$2,999	$3,314	$2,993	$3,040	$2,802	$2,560	$2,403	$2,557	$1,014	$3,524
Amount deferred	$370	$1,464	$0	$0	$0	$0	$0	$0	$2,557	$0	$0
Conservative High Yield	$4,780	$3,628	$4,024	$3,645	$3,599	$3,896	$3,575	$3,348	$3,563	$1,241	$3,736
Amount deferred	$1,411	$1,811	$0	$0	$0	$0	$0	$0	$3,563	$0	$0
Federal Securities	$5,176	$3,915	$4,336	$3,938	$3,876	$4,205	$3,859	$3,610	$3,844	$1,416	$4,038
Amount deferred	$693	$1,922	$0	$0	$0	$0	$0	$0	$3,844	$0	$0
Greater China Fund	$2,856	$2,171	$2,408	$2,179	$2,155	$2,330	$2,138	$2,003	$2,131	$723	$2,234
Amount deferred	$366	$1,089	$0	$0	$0	$0	$0	$0	$2,131	$0	$0
International Stock Fund	$4,500	$3,420	$3,795	$3,439	$3,396	$3,675	$3,370	$3,157	$3,363	$1,170	$3,524
Amount deferred	$592	$1,717	$0	$0	$0	$0	$0	$0	$3,363	$0	$0
Mid Cap Growth Fund	$7,404	$5,624	$6,239	$5,647	$5,581	$6,036	$5,541	$5,190	$5,520	$1,875	$5,787
Amount deferred	$982	$2,814	$0	$0	$0	$0	$0	$0	$5,520	$0	$0
Oregon Intermediate Municipal Bond Fund	$4,091	$3,101	$3,438	$3,116	$3,074	$3,330	$3,056	$2,861	$3,044	$1,073	$3,194
Amount deferred	$533	$1,538	$0	$0	$0	$0	$0	$0	$3,044	$0	$0
Small Cap Growth Fund I	$4,817	$3,671	$4,077	$3,679	$3,649	$3,937	$3,617	$3,391	$3,598	$1,117	$3,768
Amount deferred	$602	$1,862	$0	$0	$0	$0	$0	$0	$3,598	$0	$0
Strategic Investor Fund	$5,856	$4,446	$4,931	$4,467	$4,411	$4,774	$4,381	$4,103	$4,366	$1,518	$4,578
Amount deferred	$762	$2,220	$0	$0	$0	$0	$0	$0	$4,366	$0	$0
Technology Fund	$6,171	$2,333	$5,108	$4,598	$4,571	$4,920	$4,550	$4,248	$4,510	$1,152	$4,724
Amount deferred	$395	$1,165	$0	$0	$0	$0	$0	$0	$4,510	$0	$0

For Funds with fiscal year ending September 30
Asset Allocation Fund	$2,837	$2,158	$2,389	$2,153	$2,139	$2,300	$2,126	$1,992	$2,105	$728	$8,568
Amount deferred	$377	$1,086	$0	$0	$0	$0	$0	$0	$2,105	$0	$0
Contrarian Core Fund	$3,804	$2,898	$3,213	$2,892	$2,878	$3,090	$2,860	$2,681	$2,822	$911	$2,959
Amount deferred	$477	$1,465	$0	$0	$0	$0	$0	$0	$2,822	$0	$0
Dividend Income Fund	$11,002	$8,391	$9,311	$8,380	$8,344	$8,956	$8,285	$7,770	$8,174	$2,604	$8,568
Amount deferred	$1,372	$4,265	$0	$0	$0	$0	$0	$0	$8,174	$0	$0
Disciplined Value Fund	$3,209	$2,441	$2,702	$2,160	$2,419	$2,602	$2,404	$2,252	$2,382	$838	$2,498
Amount deferred	$434	$1,229	$0	$0	$0	$0	$0	$0	$2,382	$0	$0
Large Cap Growth Fund	$8,540	$6,503	$7,204	$6,493	$6,452	$6,937	$6,407	$6,006	$6,349	$2,192	$6,655
Amount deferred	$1,144	$3,289	$0	$0	$0	$0	$0	$0	$6,349	$0	$0
Liberty Fund	$3,621	$2,754	$3,047	$2,747	$2,729	$2,934	$2,712	$2,541	$2,686	$940	$2,817
Amount deferred	$485	$1,384	$0	$0	$0	$0	$0	$0	$2,686	$0	$0
Small Cap Core Fund	$4,523	$3,445	$3,818	$3,440	$3,420	$3,675	$3,397	$3,185	$3,360	$1,135	$3,522
Amount deferred	$592	$1,743	$0	$0	$0	$0	$0	$0	$3,360	$0	$0

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	William E. Mayer	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)

For Funds with fiscal year ending October 31
CA Tax-Exempt Fund	$3,789	$2,898	$3,190	$2,875	$2,853	$3,072	$2,835	$2,656	$2,809	$489	$2,949
Amount deferred	$308	$1,459	$0	$0	$0	$0	$0	$0	$2,809	$0	$0
CT Intermediate Municipal Fund	$2,921	$2,235	$2,461	$2,217	$2,224	$2,369	$2,188	$2,049	$2,166	$365	$2,273
Amount deferred	$232	$1,125	$0	$0	$0	$0	$0	$0	$2,166	$0	$0
CT Tax-Exempt Fund	$2,238	$1,634	$1,799	$1,621	$1,610	$1,732	$1,600	$1,499	$1,584	$264	$1,662
Amount deferred	$169	$823	$0	$0	$0	$0	$0	$0	$1,584	$0	$0
Intermediate Municipal Fund	$15,052	$11,519	$12,676	$11,428	$11,335	$12,213	$11,266	$10,552	$11,168	$1,979	$11,726
Amount deferred	$1,245	$5,806	$0	$0	$0	$0	$0	$0	$11,168	$0	$0
MA Intermediate Municipal Fund	$3,521	$2,692	$2,963	$2,669	$2,678	$2,853	$2,635	$2,468	$2,608	$444	$2,737
Amount deferred	$2,468	$2,857	$0	$0	$0	$0	$0	$0	$2,608	$0	$0
MA Tax-Exempt Fund	$2,352	$1,799	$1,980	$1,784	$1,850	$1,907	$1,761	$1,649	$1,743	$293	$1,829
Amount deferred	$1,905	$1,484	$0	$0	$0	$0	$0	$0	$1,743	$0	$0
NJ Intermediate Municipal Fund	$2,052	$1,569	$1,727	$1,555	$1,562	$1,662	$1,536	$1,439	$1,520	$251	$1,594
Amount deferred	$1,659	$1,293	$0	$0	$0	$0	$0	$0	$1,520	$0	$0
NY Intermediate Municipal Fund	$3,332	$2,549	$2,806	$2,528	$2,536	$2,702	$2,495	$2,337	$2,470	$420	$2,592
Amount deferred	$2,703	$2,104	$0	$0	$0	$0	$0	$0	$2,470	$0	$0
NY Tax-Exempt Fund	$2,306	$1,749	$1,919	$1,728	$1,718	$1,845	$1,713	$1,601	$1,689	$279	$1,773
Amount deferred	$157	$856	$0	$0	$0	$0	$0	$0	$1,689	$0	$0
RI Intermediate Municipal Fund	$2,289	$1,781	$1,971	$1,778	$1,778	$1,902	$1,742	$1,638	$1,734	$319	$1,821
Amount deferred	$1,833	$1,448	$0	$0	$0	$0	$0	$0	$1,734	$0	$0

For the Fund with fiscal period ended December 31, 2009 and fiscal year ended August 31, 2009, respectively
Real Estate Equity Fund	$2,325	$2,283	$2,175	$2,123	$2,190	$2,178	$1,995	$2,071	$2,411	$1,975	$1,882
Amount deferred	$1,108	$1,071	$0	$0	$0	$0	$0	$0	$2,411	$0	$0
Real Estate Equity Fund	$2,108	$1,822	$1,998	$1,950	$707	$2,086	$1,938	$1,821	$1,952	$2,057	$2,021
Amount deferred	$397	$412	$0	$0	$0	$0	$0	$0	$707	$0	$0

[1]	At December 31, 2010, the value of Mr. Drake’s account under the deferred compensation plan was $266,694.
[2]

During the calendar year December 31, 2010, Mr. Collins deferred $116,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2010, the value of Mr. Collins’ account under that plan was $349,683.

[3]

During the calendar year ended December 31, 2010, Mr. Simpson deferred $229,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2010, the value of Mr. Simpson’s account under that plan was $1,343,098.

[4]	At December 31, 2010, the value of Mr. Theobald’s account under the deferred compensation plan was $724,991. Mr. Theobald served as a Trustee of the Trust until February 2010.
[5]	At December 31, 2010, the value of Ms. Verville’s account under the deferred compensation plan was $756,459.

Michael A. Jones, the Interested Trustee, is not compensated by the Funds for his services on the Board.

Independent Trustee Compensation for the Calendar Year Ended December 31, 2010

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2010[a]
Rodman L. Drake	$306,000
John D. Collins	$236,000
Douglas A. Hacker	$257,000
Janet Langford Kelly	$225,500
William E. Mayer	$211,000
Charles R. Nelson	$243,500

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2010[a]
John J. Neuhauser	$222,500
Jonathan Piel	$207,500
Patrick J. Simpson	$229,000
Thomas C. Theobald[b]	$26,889
Anne-Lee Verville	$235,500

[a]	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
[b]	Mr. Theobald served as a Trustee of the Trust until February 2010.

Interested Trustee Compensation for the Calendar Year Ended December 31, 2010

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Calendar Year Ended December 31, 2010[a]
Michael A. Jones	$0

[a]	Mr. Jones receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.

Beneficial Equity Ownership

The tables below show, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustee, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000. The tables do not include ownership of Columbia Funds overseen by other boards of trustees/directors.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2010

Fund	John D. Collins		Rodman L. Drake		Douglas A. Hacker	Janet Langford Kelly	William E. Mayer	Charles R. Nelson
Asset Allocation Fund	A		A		A	A	A	D
Balanced Fund	E	[1]	A		A	A	A	A
Bond Fund	A		A		A	A	A	A
Connecticut Tax-Exempt Fund	A		A		A	A	A	A
Conservative High Yield Fund	D	[1]	A		A	A	A	A
Contrarian Core Fund	A		D	[1]	A	A	A	A
Corporate Income Fund	A		A		A	A	A	E
Disciplined Value Fund	A		A		A	A	A	A
Dividend Income Fund	D	[1]	A		A	A	A	A
Emerging Markets Fund	A		C	[1]	E	A	A	A
Energy and Natural Resources Fund	A		A		A	A	A	A
Federal Securities Fund	A		A		A	A	A	A
Greater China Fund	A		D	[1]	E	A	A	A
High Yield Municipal Fund	A		A		A	A	A	A
High Yield Opportunity Fund	A		A		E	A	A	D
Intermediate Bond Fund	A		A		A	A	A	E
International Bond Fund	A		A		A	A	A	A
International Stock Fund	A		A		A	A	A	D
Large Cap Growth Fund	A		A		A	A	A	D
Liberty Fund	A		A		A	A	A	A
Mid Cap Growth Fund	A		A		A	E	A	E
Oregon Intermediate Municipal Bond Fund	A		A		A	A	A	A
Pacific/Asia Fund	A		A		A	A	A	A
Real Estate Equity Fund	A		A		A	A	A	A
Select Large Cap Growth Fund	A		C	[1]	E	A	A	A
Small Cap Core Fund	A		A		A	A	A	A
Small Cap Growth Fund I	A		C	[1]	A	A	A	A
Small Cap Value Fund I	A		A		A	A	A	A
Strategic Income Fund	D	[1]	A		A	E	A	A
Strategic Investor Fund	A		A		A	C	A	A
Technology Fund	A		A		A	A	A	A
Ultra Short Term Bond Fund	A		A		A	A	A	A
U.S. Treasury Index Fund	A		A		A	A	A	A
Value and Restructuring Fund	A		C	[1]	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	[1]	E	[1]	E	E	A	E

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2010

Fund	John J. Neuhauser	Jonathan Piel	Patrick J Simpson		Anne–Lee Verville
Asset Allocation Fund	A	A	A		A
Balanced Fund	A	A	C		D	[1]
Bond Fund	A	A	E		A
Connecticut Tax-Exempt Fund	A	A	A		A
Conservative High Yield Fund	A	A	A		A
Contrarian Core Fund	A	A	A		A
Corporate Income Fund	A	A	A		A
Disciplined Value Fund	A	A	A		A
Dividend Income Fund	A	A	D	[1]	D	[1]

Fund	John J. Neuhauser	Jonathan Piel	Patrick J Simpson		Anne–Lee Verville
Emerging Markets Fund	A	A	D	[1]	A
Energy and Natural Resources Fund	A	A	D	[1]	A
Federal Securities Fund	A	A	A		A
Greater China Fund	A	A	A		A
High Yield Municipal Fund	A	A	A		A
High Yield Opportunity Fund	A	A	A		A
Intermediate Bond Fund	A	A	E	[1]	A
International Bond Fund	A	A	A		A
International Stock Fund	A	A	D	[1]	A
Large Cap Growth Fund	A	A	E	[1]	A
Liberty Fund	E	A	A		A
Mid Cap Growth Fund	A	A	B		A
Oregon Intermediate Municipal Bond Fund	A	A	A		A
Pacific/Asia Fund	A	A	A		A
Real Estate Equity Fund	A	A	D	[1]	A
Select Large Cap Growth Fund	A	A	A		A
Small Cap Core Fund	A	A	A		A
Small Cap Growth Fund I	A	A	D	[1]	A
Small Cap Value Fund I	D	A	D	[1]	D	[1]
Strategic Income Fund	A	A	A		D	[1]
Strategic Investor Fund	A	A	A		A
Technology Fund	A	A	A		A
Ultra Short Term Bond Fund	A	A	A		A
U.S. Treasury Index Fund	A	A	A		A
Value and Restructuring Fund	A	A	A		A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	A	E	[1]	E	[1]

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Interested Trustee Ownership for the Calendar Year Ended December 31, 2010

Fund	Michael A. Jones
Asset Allocation Fund	A
Balanced Fund	A
Bond Fund	A
Connecticut Tax-Exempt Fund	A
Conservative High Yield Fund	A
Contrarian Core Fund	A
Corporate Income Fund	A
Disciplined Value Fund	A
Dividend Income Fund	A
Emerging Markets Fund	A
Energy and Natural Resources Fund	A
Federal Securities Fund	A
Greater China Fund	A
High Yield Municipal Fund	A
High Yield Opportunity Fund	A
Intermediate Bond Fund	A
International Bond Fund	A
International Stock Fund	A
Large Cap Growth Fund	A
Liberty Fund	A
Mid Cap Growth Fund	A
Oregon Intermediate Municipal Bond Fund	A
Pacific/Asia Fund	A
Real Estate Equity Fund	A
Select Large Cap Growth Fund	A

Fund	Michael A. Jones
Small Cap Core Fund	A
Small Cap Growth Fund I	A
Small Cap Value Fund I	A
Strategic Income Fund	A
Strategic Investor Fund	A
Technology Fund	A
Ultra Short Term Bond Fund	A
U.S. Treasury Index Fund	A
Value and Restructuring Fund
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	A

Ownership of Funds by Trustees and Officers

As of January 31, 2011, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund, except as set forth in the table below:

Fund	Class	Percent of Class Beneficially Owned
Greater China Fund	Class Z	1.35%

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Investment Advisers, LLC, 225 Franklin Street, Mail Drop BX32 05228, MA 02110.

Officer Biographical Information

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	President	2009	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds, since 2009, and RiverSource Funds, since May 2010 (previously Senior Vice President and Chief Financial Officer, Columbia Funds, from June 2008 to January 2009, Treasurer, Columbia Funds, from October 2003 to May 2008, and senior officer of various other affiliated funds since 2000); Managing Director, Columbia Management Advisors, LLC from December 2004 to April 2010.

Michael G. Clarke (Born 1969)	Senior Vice President and Chief Financial Officer	2009	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Scott R. Plummer (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2010	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Vice President, General Counsel and Secretary, RiverSource Funds, since December 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.
Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007, and RiverSource Funds, since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

William F. Truscott (Born 1960)	Senior Vice President	2010	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010, and Senior Vice President – Chief Investment Officer, from 2001 to 2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. since May 2010 (previously Chairman of the Board and Chief Executive Officer from 2008 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006.

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Colin Moore (Born 1958)	Senior Vice President	2010	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

Amy Johnson (Born 1965)	Senior Vice President	2010	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, from 2009 until April 2010, Vice President – Asset Management and Trust Company Services, from 2006 to 2009, and Vice President – Operations and Compliance from 2004 to 2006).

Paul D. Pearson (Born 1956)	Vice President and Assistant Treasurer	2011	Vice President, Investment Accounting, Columbia Management Investment Advisors, LLC, Since May 2010; Vice President, Managed Assets, Investment Accounting, Ameriprise Financial Corporation.

Joseph F. DiMaria (Born 1968)	Treasurer and Chief Accounting Officer	Treasurer since 2009 and Chief Accounting Officer since 2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

			Valuation, Columbia Management Advisors, LLC, from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight, Columbia Management Advisors, LLC from January 2005 to January 2006.

Stephen T. Welsh (Born 1957)	Vice President	2006	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Paul B. Goucher (Born 1968)	Vice President and Assistant Secretary	2010	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008.

Christopher O. Petersen (Born 1970)	Vice President and Assistant Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of RiverSource Funds since January 2007.

Michael E. DeFao (Born 1968)	Vice President and Assistant Secretary	2011	Vice President and Chief Counsel, Ameriprise Financial since May 2010; Associate General Counsel Bank of America from June 2005 to April 2010.

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Adviser (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Adviser gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than those that the Adviser’s staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services that are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces the Adviser’s own research, the receipt of such research does not tend to decrease the Adviser’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Adviser other than the Funds. Conversely, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser’s investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

Under Section 28(e) of the 1934 Act, the Adviser shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Adviser. Investment decisions for the Funds and for the Adviser’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Adviser is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Adviser’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years, except as otherwise indicated. In certain instances, the Funds may pay brokerage commissions to broker/dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recent fiscal years, except as otherwise indicated. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008
Bond Fund	—	$7,631	$1,313
Corporate Income Fund	$16,910	$40,205	$41,873
Emerging Markets Fund	$1,613,790	$1,857,556	$409,305
Energy and Natural Resources Fund	$4,604,246	$4,051,236	$1,575,505
Intermediate Bond Fund	$72,932	$160,852	$251,534
Pacific/Asia Fund	$121,276	$249,437	$144,244
Select Large Cap Growth Fund	$1,269,007	$1,221,132	$399,105
U.S. Treasury Index Fund	—	—	—
Value and Restructuring Fund	$2,433,201	$4,287,837	$2,688,134

Fund	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009	Fiscal Year Ended May 31, 2008
High Yield Opportunity Fund	—	—	—
Strategic Income Fund	—	—	—

Fund	Fiscal Year Ended May 31, 2010	Fiscal Period Ended May 31, 2009
International Bond Fund	$7,557	—

Fund	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008
High Yield Municipal Fund	—	$7,745	$38,343
Small Cap Value Fund I	$1,771,335	$1,761,043	$1,768,277

Fund	Fiscal Year Ended July 31, 2010	Fiscal Year Ended July 31, 2009	Fiscal Year Ended July 31, 2008
Ultra Short Term Bond Fund	—	—	—

Fund	Fiscal Year Ended August 31, 2010	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008
Balanced Fund	$1,940	$358,996	$367
Conservative High Yield Fund	—	—	—
Federal Securities Fund	$5,708	$23,741	$69,377
Greater China Fund	$495,486	$505,856	$299,019
International Stock Fund	$1,490,457	$2,348,011	$2,931,603
Mid Cap Growth Fund	$3,436,137	$4,070,265	$4,499,159
Oregon Intermediate Municipal Bond Fund	—	$358,996	$367
Small Cap Growth Fund I	$4,948,857	$2,979,089	$1,860,445
Strategic Investor Fund	$1,505,109	$2,168,357	$2,202,923
Technology Fund	$1,507,722	$1,797,853	$2,437,309

Fund	Fiscal Year Ended September 30, 2010	Fiscal Year Ended September 30, 2009	Fiscal Year Ended September 30, 2008
Asset Allocation Fund	$213,327	$207,662	$201,967
Contrarian Core Fund	$961,464	$1,108,739	$837,955
Disciplined Value Fund	$59,286	$539,076	$243,688
Dividend Income Fund	$943,668	$1,224,272	$300,918
Large Cap Growth Fund	$2,815,647	$3,113,714	$3,752,464
Liberty Fund	$309,386	$410,357	$437,416
Small Cap Core Fund	$710,492	$401,075	$783,011

Fund	Fiscal Year Ended October 31, 2010	Fiscal Year Ended October 31, 2009	Fiscal Year Ended October 31, 2008
CA Tax-Exempt Fund	—	—	$9,399
CT Intermediate Municipal Bond Fund	—	—	—
CT Tax-Exempt Fund	—	$215	$2,064
Intermediate Municipal Bond Fund	—	—	$5,572
MA Intermediate Municipal Bond Fund	—	—	$800
MA Tax-Exempt Fund	—	$306	$3,166

Fund	Fiscal Year Ended October 31, 2010	Fiscal Year Ended October 31, 2009	Fiscal Year Ended October 31, 2008
NJ Intermediate Municipal Bond Fund	—	—	$195
NY Intermediate Municipal Bond Fund	—	—	$150
NY Tax-Exempt Fund	—	$150	$1,576
RI Intermediate Municipal Bond Fund	—	—	$650

Fund	Fiscal Period Ended December 31, 2009	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008	Fiscal Year Ended August 31, 2007
Real Estate Equity Fund	$205,056	$770,227	$575,797	$1,245,494

Brokerage Commissions Paid by the Funds to Certain Broker/Dealers

The Funds paid no brokerage commissions to affiliated broker/dealers for the three most recently completed fiscal years.

Directed Brokerage

The Funds or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Adviser.

During each Fund’s last fiscal year, the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended March 31, 2010
Bond Fund	—	—
Corporate Income Fund	—	—
Emerging Markets Fund	$40,833,479	$96,869
Energy and Natural Resources Fund	$1,577,703,004	$1,174,934
Intermediate Bond Fund	—	—
Pacific/Asia Fund	$6,528,634	$16,526
Select Large Cap Growth Fund	$215,687,831	$123,292
U.S. Treasury Index Fund	—	—
Value and Restructuring Fund	$94,434,776	$109,144

For Funds with fiscal year ended May 31, 2010
High Yield Opportunity Fund	—	—
Strategic Income Fund	—	—
International Bond Fund	—	—

For Funds with fiscal year ended June 30, 2010
High Yield Municipal Fund	—	—
Small Cap Value Fund I	$243,711,788	$379,141

For Funds with fiscal year ended July 31, 2010
Ultra Short Term Bond Fund	—	—

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended August 31, 2010
Balanced Fund	—	—
Conservative High Yield Fund	—	—
Federal Securities Fund	—	—
Greater China Fund	$13,981,832	$23,000
International Stock Fund	$111,877	$58,992,895
Mid Cap Growth Fund	$883,671,820	$882,670
Oregon Intermediate Municipal Bond Fund	—	—
Small Cap Growth Fund I	$552,521,922	$755,567
Strategic Investor Fund	$352,498,218	$387,370
Technology Fund	$333,395	$307,743,581

For Funds with fiscal year ended September 30, 2010
Asset Allocation Fund	$53,180,489	$49,254
Contrarian Core Fund	$571,205,186	$457,978
Disciplined Value Fund	$2,815,043	$5,354
Dividend Income Fund	$548,899,216	$419,763
Large Cap Growth Fund	$801,177,108	$610,387
Liberty Fund	$100,907,924	$80,385
Small Cap Core Fund	$110,901,505	$152,705

For the Fund with fiscal year ended October 31, 2010
CA Tax Exempt Fund	—	—
CT Intermediate Municipal Bond Fund	—	—
CT Tax Exempt Fund	—	—
Intermediate Municipal Bond Fund	—	—
MA Intermediate Municipal Bond Fund	—	—
MA Tax Exempt Fund	—	—
NJ Intermediate Municipal Bond Fund	—	—
NY Intermediate Municipal Bond Fund	—	—
NY Tax Exempt Fund	—	—
RI Intermediate Municipal Bond Fund	—	—

For the Fund with fiscal year ended August 31, 2009 and fiscal period ended December 31, 2009, respectively
Real Estate Equity Fund	$548,639,648	$128,657
Real Estate Equity Fund	$176,752,302	$10,022

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Funds.

As of each Fund’s fiscal year end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Broker/Dealers

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended March 31, 2010
Bond Fund	Morgan Stanley & Co., Inc	$24,282,998
	Barclays Capital	$847,993
	CS First Boston Corp.	$3,211,139
	Deutsche Bank AG	$819,793
	JPMorgan Chase & Co.	$8,744,405
	UBS Warburg LLC	$9,489,194
	Goldman Sachs & Co.	$3,182,799

Corporate Income Fund	Barclays Capital	$3,407,339
	Citigroup, Inc.	$10,063,708
	CS First Boston Corp.	$626,052
	JPMorgan Chase & Co.	$12,494,578

Emerging Markets Fund	None	$0

Energy and Natural Resources Fund	None	$0

Intermediate Bond Fund	Barclays Capital	$2,552,425
	Citigroup, Inc.	$41,593,132
	CS First Boston Corp.	$33,863,433
	Goldman Sachs & Co.	$21,911,658
	JPMorgan Chase & Co.	$72,066,818
	Morgan Stanley & Co., Inc.	$39,657,747

Pacific/Asia Fund	None	$0

Select Large Cap Growth Fund	None	$0

U.S. Treasury Index Fund	None	$0

Value and Restructuring Fund	JPMorgan Chase & Co.	$127,537,500
	Morgan Stanley & Co., Inc.	$106,908,500
	Goldman Sachs & Co.	$141,622,900
	Citigroup, Inc	$22,547,800

For Funds with fiscal year ended May 31, 2010
High Yield Opportunity Fund	None	$0

International Bond Fund	None	$0

Strategic Income Fund	Citigroup, Inc	$21,350,102
	JPMorgan Chase & Co.	$12,268,572
	Barclays Capital	$3,127,149
	Deutsche Bank AG	$12,787,838
	Goldman Sachs & Co.	$9,796,852
	Morgan Stanley & Co., Inc.	$8,795,329

For Funds with fiscal year ended June 30, 2010
High Yield Municipal Fund	None	$0

Small Cap Value Fund I	Piper Jaffray Companies, Inc.	$6,315,184

For Funds with fiscal year ended July 31, 2010
Ultra Short Term Bond Fund	Royal Bank of Canada	$3,069,456
	Deutsche Bank AG	$13,476,135
	Barclays Capital	$15,148,530
	CS First Boston Corp.	$20,404,422
	Goldman Sachs & Co.	$5,914,488
	JPMorgan Chase & Co.	$39,144,826
	Morgan Stanley & Co., Inc.	$53,169,723
	State Street Corp.	$2,675,999
	Wells Fargo & Co.	$5,001,426

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended August 31, 2010
Balanced Fund	Goldman Sachs & Co.	$4,701,785
	State Street Corp.	$2,838,147
	JPMorgan Chase & Co.	$10,066,956
	Citigroup, Inc.	$4,637,033
	Deutsche Bank AG	$539,763
	Barclays Capital	$561,638
	CS First Boston Corp.	$2,340,563
	Morgan Stanley & Co., Inc.	$2,559,873
	UBS Warburg LLC	$1,720,960
Conservative High Yield Fund	None	$0
Federal Securities Fund	Citigroup, Inc.	$13,297,464
	CS First Boston Corp.	$7,107,406
	Morgan Stanley & Co., Inc.	$20,393,503
	UBS Warburg LLC	$1,712,763
Greater China Fund	None	$0
International Stock Fund	CS First Boston Corp.	$2,812,356
	Deutsche Bank AG	$3,056,448

Mid Cap Growth Fund	None	$0

Oregon Intermediate Municipal Bond Fund	None	$0

Small Cap Growth Fund I	None	$0

Strategic Investor Fund	Morgan Stanley & Co., Inc.	$7,979,314
	JPMorgan Chase & Co.	$14,732,745

Technology Fund	None	$0

For Funds with fiscal year ended September 30, 2010
Columbia Asset Allocation Fund	Goldman Sachs & Co.	$872,526
	CS First Boston Corp.	$709,997
	Deutsche Bank AG	$118,980
	Morgan Stanley & Co., Inc.	$3,266,801
	JPMorgan Chase & Co.	$4,149,448
	Barclays Capital	$445,638
	BNP Paribas	$235,393
	Citigroup, Inc	$2,309,665
Columbia Contrarian Core Fund	Citigroup, Inc	$9,425,910
	JPMorgan Chase & Co.	$14,899,532
	State Street Corp.	$8,733,354
	Goldman Sachs & Co.	$16,192,960
Columbia Disciplined Value Fund	JPMorgan Chase & Co.	$8,098,250
	Goldman Sachs & Co.	$1,528,210
	Citigroup, Inc	$6,258,330
Columbia Dividend Income Fund	JPMorgan Chase & Co.	$45,227,160
	Morgan Stanley & Co., Inc.	$14,808,000
Columbia Large Cap Growth Fund	Morgan Stanley & Co., Inc.	$10,812,308
Columbia Liberty Fund	CS First Boston Corp.	$1,952,208
	JPMorgan Chase & Co.	$8,713,757
	Morgan Stanley & Co., Inc.	$6,759,703
	Goldman Sachs & Co.	$1,900,024
	Citigroup, Inc	$1,372,760
	Barclays Capital	$594,183
	UBS Warburg LLC	$665,878
Columbia Small Cap Core Fund	None	$0

For the Fund with fiscal year ended October 31, 2010
CA Tax Exempt Fund	None	$0
CT Intermediate Municipal Bond Fund	None	$0
CT Tax Exempt Fund	None	$0
Intermediate Municipal Bond Fund	None	$0
MA Intermediate Municipal Bond Fund	None	$0

Fund	Broker/Dealer	Dollar Amount of Securities Held
MA Tax Exempt Fund	None	$0
NJ Intermediate Municipal Bond Fund	None	$0
NY Intermediate Municipal Bond Fund	None	$0
NY Tax Exempt Fund	None	$0
RI Intermediate Municipal Bond Fund	None	$0

For the Fund with fiscal period ended December 31, 2009
Real Estate Equity Fund	None	$0

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor and the Adviser, may pay significant amounts to financial intermediaries (as defined below), including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support with respect to the Columbia Funds vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. The Board has authorized each Fund to pay up to 0.20% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and/or other Ameriprise Financial affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments with Respect to the Columbia Funds from the Distributor and/

or other Ameriprise Financial Affiliates

•	ADP Broker-Dealer, Inc.
•	American Century Investment Management
•	Ameriprise Financial Services, Inc.*
•	Ameriprise Advisors Services, Inc.*
•	Ascensus, Inc.
•	Bank of America, N.A.
•	Benefit Plan Administrators
•	Boston Financial Data Services, Inc.
•	Charles Schwab & Co.
•	Charles Schwab Trust Co.
•	Citigroup Global Markets Inc.
•	City National Bank
•	CPI Qualified Plan Consultants
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Edward D. Jones & Co., L.P.
•	ExpertPlan
•	Fidelity Investments Institutional Operations Co.
•	Fidelity Brokerage Services, LLC
•	First National Bank of Omaha
•	Genworth Life and Annuity Insurance Company
•	Genworth Life Insurance Company of New York
•	GPC Securities, Inc.
•	The Guardian Insurance & Annuity Company, Inc.
•	GWFS Equities, Inc.
•	Hartford Securities Distribution Company Inc.
•	Hartford Life Insurance Company
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Life Insurance and Annuity Company
•	ING Institutional Plan Services, LLP
•	John Hancock Life Insurance Company (USA)
•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Kaufman and Goble Associates
•	Lincoln Retirement Services Co. LLC
•	LPL Financial Services, Inc.
•	Marshall & Ilsley Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Mercer HR Services, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	Minnesota Life Insurance Company
•	Morgan Stanley & Co., Incorporated
•	Morgan Stanley Smith Barney LLC
•	MSCS Financial Services, LLC
•	Nationwide Investment Services, Inc.
•	Newport Retirement Services, Inc.
•	New York State Deferred Compensation Plan
•	NYLife Distributors LLC
•	Pension Specialists
•	Plan Administrators Inc
•	PNC Advisors
•	Princeton Retirement Group
•	Principal Life Insurance Company
•	Prudential Insurance Company of America
•	Prudential Retirement Insurance & Annuity Co.
•	Reliance Trust Company
•	Standard Insurance Company
•	Standard Retirement Services, Inc.
•	The Retirement Plan Company
•	TD Ameritrade Clearing Inc.
•	TD Ameritrade Trust Company
•	Teachers Insurance and Annuity Association of America
•	T. Rowe Price Retirement Plan Services
•	T. Rowe Price Investment Services, Inc.
•	The Vanguard Group, Inc.
•	UMB Bank
•	Unified Trust Company, N.A.
•	UPromise Investments, Inc.
•	VALIC Retirement Services Company
•	Vertical Management Systems Inc
•	Wells Fargo Advisors, LLC
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wilmington Trust Corporation
•	Wilmington Trust Retirement & Institutional Services Company

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Ameriprise Financial affiliates.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and the Adviser may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia

Funds attributable to the financial intermediary. The Distributor and affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries. Such increased payments may enable the financial intermediaries to offset credits that they may provide to their customers.

As of the date of this SAI, the Distributor and/or the Adviser had agreed to make marketing support payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.*
•	AXA Advisors, LLC
•	Bank of America, N.A.
•	Citigroup Global Markets Inc.
•	Commonwealth Financial Network
•	Fidelity Brokerage Services, Inc.
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	JP Morgan Chase Bank
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp.
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley & Co. Incorporated
•	Morgan Stanley Smith Barney, LLC
•	National Financial Services LLC
•	Oppenheimer & Co Inc.
•	Pershing LLC
•	Prudential Investment Management Services, LLC
•	Raymond James & Associates, Inc.
•	RBC Capital Markets Inc.
•	Securities America
•	UBS Financial Services Inc.
•	UVEST Financial Services Group, Inc.
•	Vanguard Brokerage Services
•	Wells Fargo Advisors, LLC
•	Wells Fargo Investments, LLC

*	Ameriprise Financial affiliate

The Distributor and/or the Adviser may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class Ba Shares		Class C Shares	Class I Shares	Class R Shares	Class R4 Shares		Class R5 Shares		Class T Shares		Class W Shares	Class Y Shares	Class Z Shares	Other
Asset Allocation Fund	✓	✓		✓							✓				✓
Balanced Fund	✓	✓		✓		✓	✓	[c]	✓	[c]					✓
Bond Fund	✓	✓	[c]	✓	✓						✓	[c]	✓	✓	✓
CA Tax-Exempt Fund	✓	✓		✓											✓
CT Intermediate Municipal Bond Fund	✓	✓		✓							✓				✓
CT Tax-Exempt Fund	✓	✓		✓											✓
Conservative High Yield Fund	✓	✓		✓										✓	✓
Contrarian Core Fund	✓	✓		✓	✓	✓	✓	[c]			✓		✓		✓
Corporate Income Fund	✓	✓		✓	✓								✓		✓
Disciplined Value Fund	✓	✓		✓							✓				✓
Dividend Income Fund	✓	✓		✓	✓	✓					✓		✓		✓
Emerging Markets Fund	✓			✓	✓	✓							✓		✓
Energy and Natural Resources Fund	✓	✓	[c]	✓	✓	✓	✓	[c]							✓
Federal Securities Fund	✓	✓		✓											✓
Greater China Fund	✓	✓		✓											✓
High Yield Municipal Fund	✓	✓		✓											✓
High Yield Opportunity Fund	✓	✓		✓											✓
Intermediate Bond Fund	✓	✓		✓	✓	✓							✓		✓
Intermediate Municipal Bond Fund	✓	✓		✓							✓				✓
International Bond Fund	✓			✓	✓										✓
International Stock Fund	✓	✓		✓										✓	✓
Large Cap Growth Fund	✓	✓		✓	✓	✓	✓	[c]	✓	[c]	✓		✓	✓	✓	✓	[b]
Liberty Fund	✓	✓		✓											✓
MA Intermediate Municipal Bond Fund	✓	✓		✓							✓				✓
MA Tax-Exempt Fund	✓	✓		✓
Mid Cap Growth Fund	✓	✓		✓	✓	✓			✓	[c]	✓		✓	✓	✓
NJ Intermediate Municipal Bond Fund	✓	✓		✓							✓				✓
NY Intermediate Municipal Bond Fund	✓	✓		✓							✓				✓
NY Tax-Exempt Fund	✓	✓		✓
Oregon Intermediate Municipal Bond Fund	✓	✓		✓											✓
Pacific/Asia Fund	✓			✓	✓										✓
Real Estate Equity Fund	✓	✓		✓	✓	✓	✓	[c]	✓	[c]			✓		✓
RI Intermediate Municipal Bond Fund	✓	✓		✓							✓				✓
Select Large Cap Growth Fund	✓			✓	✓	✓							✓		✓

Fund	Class A Shares	Class Ba Shares	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares		Class R5 Shares		Class T Shares	Class W Shares	Class Y Shares	Class Z Shares	Other
Small Cap Core Fund	✓	✓	✓	✓						✓	✓		✓
Small Cap Growth Fund I	✓	✓	✓	✓	✓							✓	✓
Small Cap Value Fund I	✓	✓	✓	✓	✓							✓	✓
Strategic Income Fund	✓	✓	✓		✓	✓	[c]	✓	[c]		✓		✓
Strategic Investor Fund	✓	✓	✓	✓	✓						✓	✓	✓
Technology Fund	✓	✓	✓										✓
Ultra Short Term Bond Fund														✓	[d]
U.S. Treasury Index Fund	✓	✓	✓	✓									✓
Value and Restructuring Fund	✓		✓	✓	✓						✓		✓

[a]

Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of the Funds by the Funds’ existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund for Class B shares of the Funds. See the prospectuses for Class B shares of the Funds for details.

[b]	The Columbia Large Cap Growth Fund also offers Class E shares and Class F shares. See the prospectuses for Class E shares and Class F shares for details.
[c]	Classes have not yet commenced operations as of the date of this SAI.
[d]	Ultra Short Term Bond Fund offers only a single class of shares.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of a Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust voluntarily has undertaken to hold a shareholder meeting at which the Board would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust’s By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

With the exception of Class B shares, which no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in Class B shares as described in the prospectuses for Class B shares of the Funds, shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f–1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Tax-Advantaged Retirement Plans (Retirement Plans)

The Transfer Agent maintains prototype tax-qualified plans, including Pension and Profit-Sharing Plans, for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000, applied at the plan level. BANA is the custodian/trustee and plan sponsor of the Columbia Management prototype plans offered through the Distributor. In general a $20 annual fee is charged. Participants in Retirement Plans not sponsored by BANA, not including IRAs, may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with the Transfer Agent. Participants in BANA sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to the Transfer Agent. The close-out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund distributed by the Distributor, or if the Retirement Plan maintains an omnibus account. Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R, Class R4 and Class R5 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R, Class R4 and Class R5 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class I shares, Class R shares, Class R4 shares, Class R5 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Adviser’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs), if any, may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders (including Capital Gain Dividends, as defined below). Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income retained by a Fund will be subject to tax at regular corporate rates.

In addition, although each Fund generally intends to distribute all of its net capital gain, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

For taxable years beginning on or before December 22, 2010, in determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding taxable year. In addition, for such taxable years, a regulated investment company generally is permitted, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year. For taxable years beginning after December 22, 2010, in determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If the Fund were to fail to meet the income or diversification test described above, the Fund could in some cases cure such failure by paying a fund-level tax and, in the case of a diversification test failure, disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment under the Code, it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders. In this case, all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders would be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 of a calendar year (or November 30 if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset long-term capital gains. If a Fund incurs net capital losses in a taxable year beginning after December 22, 2010, those losses will be carried forward to one or more subsequent taxable years without expiration. Any such carryforward losses will retain their character as short-term or long-term; this may well result in larger distributions of short-term gains (taxed as ordinary income to individual shareholders) than would have resulted under the previous regime described above. The Fund must use any such carryforwards, which will not expire, applying them first against gains of the same character, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused. Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios

Some Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (i.e., “passed through” to) its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company, or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under Tax-Exempt Shareholders below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will report Capital Gain Dividends, if any, in a written notice, generally an IRS Form 1099, mailed by the Fund to its shareholders.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder incurs a sales charge in acquiring Fund shares and sells or exchanges those Fund shares within 90 days of having acquired such shares, and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. For sales charges incurred in taxable years beginning after December 22, 2010, this sales charge basis deferral rule shall apply only when a shareholder makes such new acquisition of Fund shares or shares of a different regulated investment company during the period beginning on the date the original Fund shares are disposed of and ending on January 31 of the calendar year following the calendar year the original Fund shares are disposed of. Also, if a shareholder realizes a loss on a disposition of

Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If Fund shares are sold at a loss after being held for six months or less, the loss will generally be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares. However, this loss disallowance does not apply with respect to redemptions of Fund shares with a holding period beginning after December 22, 2010 if such Fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends on at least a monthly basis (as would typically be the case for tax-exempt money market funds).

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. In some cases, a Fund may also be eligible to pass through to its shareholders the foreign taxes paid by underlying funds (as defined below) in which it invests that themselves elected to pass through such taxes to their shareholders, see Special Tax Considerations Pertaining to Funds of Funds below.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders in a written statement, generally an IRS Form 1099, if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (each such qualifying Fund, a “Tax-Exempt Fund”) . In some cases, a Fund may also be eligible to pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds (as defined below) in which it invests, see Special Tax Considerations Pertaining to Funds of Funds below.

Distributions of capital gains or income not attributable to interest on a Tax-Exempt Fund’s tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to shareholders as described earlier. Each Tax-Exempt Fund will notify its shareholders in a written statement, generally an IRS Form 1099, of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. In general, if, for a particular taxable year, the amount of the Tax-Exempt Fund’s distributions reported as exempt-interest dividends exceeds the Tax-Exempt Fund’s net exempt-interest income for that year, the amount of dividends so qualifying as tax-exempt will be scaled back. For taxable years beginning after December 22, 2010, a non-calendar-year Tax-Exempt Fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. Each Tax-Exempt Fund shareholder will generally include the excess amount as: (i) for taxable years beginning on or before December 22, 2010, a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital; and (ii) for taxable years beginning after December 22, 2010, a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the Tax-Exempt Fund’s income that was tax-exempt during the period covered by the distribution. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, each state-specific Tax-Exempt Fund generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states). You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund.

Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (“AMT”). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Special Tax Considerations Pertaining to Funds of Funds

Certain Funds (each such fund, a “Fund of Funds”) invest their assets primarily in shares of other mutual funds, ETFs or other companies that are regulated investment companies (collectively, “underlying funds”). Consequently, their distributable income and gains will normally consist primarily of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, a Fund of Funds will not be able to benefit from those losses until (i) the underlying fund realizes gains that it can reduce by those losses, or (ii) the Fund of Funds recognizes its shares of those losses (so as to offset distributions of net income or capital gains from other underlying funds) when it disposes of shares of the underlying fund. Moreover, even when a Fund of Funds does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund of Funds will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules may apply to sales of underlying fund shares by a Fund of Funds that have generated losses. As discussed above, a wash sale occurs if shares of an underlying fund are sold by a Fund of Funds at a loss and the Fund of Funds acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses of a Fund of Funds on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gain that a Fund of Funds will be required to distribute to shareholders will be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from a Fund of Funds (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the underlying funds.

Depending on the percentage ownership of a Fund of Funds in an underlying fund before and after a redemption of underlying fund shares, the redemption of shares by the Fund of Funds of such underlying fund may cause the Fund of Funds to be treated as receiving a dividend on the full amount of the distribution instead of receiving a capital gain or loss on the shares of the underlying fund. This could be the case where a Fund of Funds holds a significant interest in an underlying fund that is not “publicly offered” (as defined in the Code) and redeems only a small portion of such interest. Dividend treatment of a redemption by a Fund of Funds would affect the amount and character of income required to be distributed by both the Fund of Funds and the underlying fund for the year in which the redemption occurred. It is possible that such a dividend would qualify as “qualified dividend income”; otherwise, it would be taxable as ordinary income and could cause shareholders of a Fund of Funds to recognize higher amounts of ordinary income than if the shareholders had held shares of the underlying funds directly.

If a Fund of Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as “qualified dividend income,” as discussed below, then the Fund of Funds is permitted, in turn, to report (generally on an IRS Form 1099) a portion of its distributions as “qualified dividend income,” provided the Fund of Funds meets the holding period and other requirements with respect to shares of the underlying fund. If a Fund of Funds receives dividends from an underlying fund, and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to report (generally on an IRS Form 1099) a portion of its distributions as eligible for the dividends-received deduction, provided the Fund of Funds meets the holding period and other requirements with respect to shares of the underlying fund.

For taxable years beginning on or before December 22, 2010, a Fund of Funds cannot pass through to its shareholders exempt-interest dividends it receives from underlying funds. Similarly, for taxable years beginning on or before December 22, 2010, a Fund of Funds cannot pass through to its shareholders foreign taxes paid by underlying funds to enable shareholders of the Fund of Funds to claim a tax credit or deduction with respect to such taxes.

For taxable years beginning after December 22, 2010, if a Fund of Funds is a “qualified fund of funds” (a regulated investment company that invests at least 50% of its total assets in other regulated investment companies at the close of each quarter of its taxable year), it will be able to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any interest received on tax-exempt obligations in which it directly invests or any exempt-interest dividends it receives from underlying funds in which it invests. For further considerations pertaining to exempt-interest dividends, see Special Tax Considerations Pertaining to Tax-Exempt Funds above. Further, for taxable years beginning after December 22, 2010, if a Fund of Funds is a qualified fund of funds, it will be able to elect to pass through to its shareholders any foreign income and other similar taxes paid by the Fund of Funds or paid by an underlying fund in which the Fund of Funds invests that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. However, even if a Fund of Funds qualifies to make the election for any year, it may determine not to do so. For further considerations pertaining to foreign taxes paid by a Fund, see Foreign Taxes above.

U.S. Federal Income Tax Rates

As of the date of this SAI, the maximum stated U.S. federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013.

For taxable years beginning before January 1, 2013, U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gain rate, which, as described above, generally is 15%. It is currently unclear whether Congress will extend the reduction in capital gain rates or this qualified dividend income provision to or for tax years beginning on or after January 1, 2013. In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and reported as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends (defined above). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Unless Congress enacts legislation providing otherwise, the rate of backup withholding is set to increase to 31% for amounts distributed or paid after December 31, 2012.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. For information regarding eligibility for the dividends-received deduction of dividend income derived by an underlying fund in which a Fund of Funds invests, see Special Tax Considerations Pertaining to Funds of Funds above. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined above) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2012, distributions made to foreign shareholders and properly reported by a Fund as “interest-related dividends” are exempt from U.S. federal income tax withholding. The exemption for interest-related dividends does not apply to any distribution to a foreign shareholder (i) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (ii) that is within certain foreign countries that have inadequate information exchange with the United States, or (iii) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. Interest-related dividends are generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order to qualify as an interest-related dividend, the Fund must report a distribution as such in a written notice mailed to its shareholders. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, neither U.S. federal income tax withholding nor the exemption for interest-related dividends will apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, distributions properly reported as Capital Gain Dividends and, with respect to taxable years of a Fund beginning before January 1, 2012, “short term capital gain dividends” (defined below), are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends or short-term capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. Short-term capital gain dividends are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and reported as such by the Fund in a written notice, mailed by the Fund to its shareholders.

It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a Fund beginning on or after January 1, 2012 and what the terms of any such extension would be. Even if permitted to do so, each Fund provides no assurance that it will report any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund reports a payment as exempt from U.S. federal withholding tax (e.g., as a short-term capital gain or interest-related dividend), no assurance can be made that the intermediary will respect such classification, and an intermediary may withhold in spite of such reporting by a Fund. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC. Generally, a USRPHC is a domestic corporation that holds USRPIs – defined generally as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, amounts the Fund receives from REITs derived from gains realized from USRPIs generally will retain their character as such in the hands of the Fund’s foreign shareholders. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, such amounts generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of whether the Fund otherwise reported such distribution as a short-term capital gain dividend or Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares. Prior to January 1, 2012, if a Fund was a USRPHC or would have been a USRPHC but for certain of the above-mentioned exceptions, similar rules generally also applied to any non-REIT USRPI gains recognized by the Fund directly or indirectly through certain lower-tier regulated investment companies. It is currently unclear whether Congress will extend such application for distributions made on or after January 1, 2012 and what the terms of any such extension would be.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2012, such withholding generally was not required with respect to amounts paid in redemption of shares of a Fund if it was a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption from withholding for redemptions made on or after January 1, 2012 and what the terms of any such extension would be.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

If a Fund qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of the Fund generally will be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Requirements Regarding Foreign Bank and Financial Accounts and Other Foreign Financial Assets

Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements

New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure, including by a U.S. person, to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only limited guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the applicable date indicated below, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds with fiscal year ending March 31:

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	231,713.9370	13.88%

Columbia Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	128,858.1120	7.72%

Columbia Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	16,991.9580	6.48%

Columbia Bond Fund Class C	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE FL 13 MINNEAPOLIS MN 55402-2323	13,245.4760	5.05%

Columbia Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	261.0300	100.00%

Columbia Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	261.2970	100.00%

Columbia Bond Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,792,527.4810	99.93%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	44,395,590.7660	61.41%

Columbia Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,737,302.7060	6.55%

Columbia Corporate Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	620,044.1290	7.11%

Columbia Corporate Income Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	641,588.8450	7.36%

Columbia Corporate Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	128,497.3820	22.27%

Columbia Corporate Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	234,458.5820	20.29%

Columbia Corporate Income Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	254.1810	100.00%

Columbia Corporate Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	254.1750	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Corporate Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,719,786.0950	59.54%

Columbia Corporate Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5,023,009.6700	13.16%

Columbia Emerging Markets Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	147,904.2740	22.96%

Columbia Emerging Markets Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	43,259.0470	27.49%

Columbia Emerging Markets Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10,035.0910	6.38%

Columbia Emerging Markets Fund Class C	NFS LLC FEBO FMT CO CUST R/O IRA FBO ERIC K LIEW 3419 CROSS CREEK CIR WOOSTER OH 44691-1863	8,216.2920	5.22%

Columbia Emerging Markets Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.4930	100.00%

Columbia Emerging Markets Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.6750	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Emerging Markets Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.6750	100.00%

Columbia Emerging Markets Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10,150,197.9010	31.06%

Columbia Emerging Markets Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	8,889,579.8000	27.20%

Columbia Emerging Markets Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,144,861.4930	6.56%

Columbia Emerging Markets Fund Class Z	NFS LLC FEBO SMALL GRAT LLC 35 EAGLE DR SHARON MA 02067-2907	2,112,423.0010	6.46%

Columbia Emerging Markets Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,015,460.5900	6.17%

Columbia Energy and Natural Resources Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	214,418.7330	8.63%

Columbia Energy and Natural Resources Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	159,151.2010	6.41%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Energy and Natural Resources Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	138,725.2940	15.93%

Columbia Energy and Natural Resources Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	132.8370	100.00%

Columbia Energy and Natural Resources Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	133.2620	100.00%

Columbia Energy and Natural Resources Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,155,878.0700	19.19%

Columbia Energy and Natural Resources Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,140,791.7260	19.14%

Columbia Energy and Natural Resources Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,048,545.0140	6.39%

Columbia Energy and Natural Resources Fund Class Z	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS P.O. BOX 2226 OMAHA NE 68103-2226	1,649,852.0080	5.14%

Columbia Energy and Natural Resources Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	1,635,431.9370	5.10%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class A	NFS LLC FEBO TRANSAMERICA LIFE INS COMPANY 1150 S OLIVE ST STE 2700 LOS ANGELES CA 90015-2211	3,523,035.6830	18.82%

Columbia Intermediate Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	654,794.7180	29.59%

Columbia Intermediate Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	839,859.8690	23.36%

Columbia Intermediate Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	456,912.3270	12.71%

Columbia Intermediate Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	187,152.6570	5.21%

Columbia Intermediate Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	271.5510	100.00%

Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K P.O. BOX 10758 FARGO ND 58106-0758	42,853.8020	18.90%

Columbia Intermediate Bond Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	37,728.4780	16.64%

Columbia Intermediate Bond Fund Class R	MG TRUST COMPANY CUST, FBO GREGORY PHILLIES, MD, PC 700 17TH ST STE 300 DENVER CO 80202-3531	18,019.8790	7.95%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO THOMAS J KING JR D D S PC P P.O. BOX 10758 FARGO ND 58106-0758	14,940.0210	6.59%

Columbia Intermediate Bond Fund Class R	RAYMOND JAMES & ASSOC INC FBO THOMAS C DAVIS & STEVEN J DAVIS TTEE SB DAVIS COMPANY PSP 2695 ELMRIDGE DR NW GRAND RAPIDS MI 49534-1302	14,292.6100	6.31%

Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO AUBURN MANUFACTORING INC RETIREMENT P.O. BOX 10758 FARGO ND 58106-0758	14,250.9170	6.29%

Columbia Intermediate Bond Fund Class R	MG TRUST CO CUST FBO ALERT AMBULANCE SERVICE INC 401K 700 17TH ST STE 300 DENVER CO 80202-3531	13,146.7720	5.80%

Columbia Intermediate Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	271.5410	100.00%

Columbia Intermediate Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	108,767,489.3180	50.20%

Columbia Intermediate Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14,809,519.3880	6.83%

Columbia Intermediate Bond Fund Class Z	CITIGROUP GLOBAL MARKETS, INC. BOOK ENTRY ACCOUNT ATTN: MATT MAESRI MUTUAL FUNDS DEPT 333 W 34TH ST 7TH FL NEW YORK NY 10001-2402	12,546,091.5630	5.79%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class Z	COLUMBIA MANAGEMENT ADVISORS INC FBO COL MODERATE GROWTH NY 529 ATTN: JIM MARIN 245 SUMMER ST FL 3 BOSTON MA 02210-1133	11,200,007.2990	5.17%

Columbia Pacific/Asia Fund Class A	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	55,928.8560	43.67%

Columbia Pacific/Asia Fund Class A	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10,252.7010	8.01%

Columbia Pacific/Asia Fund Class A	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6,500.1570	5.08%

Columbia Pacific/Asia Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	2,677.2470	44.60%

Columbia Pacific/Asia Fund Class C	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,899.6370	31.64%

Columbia Pacific/Asia Fund Class C	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	733.6400	12.22%

Columbia Pacific/Asia Fund Class C	FIRST CLEARING LLC BETTY JEAN GHOSH TR BETTY JEAN GHOSH TTEE 245 KUIKAHI ST HILO HI 96720-2223	518.4120	8.64%

Columbia Pacific/Asia Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	316.8570	100.00%

Columbia Pacific/Asia Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,454,249.1510	31.17%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Pacific/Asia Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,059,953.6000	22.72%

Columbia Pacific/Asia Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	689,282.3110	14.77%

Columbia Pacific/Asia Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	448,523.2660	9.61%

Columbia Select Large Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	55,033.4560	18.55%

Columbia Select Large Cap Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	53,383.4870	17.99%

Columbia Select Large Cap Growth Fund Class C	BARCLAYS CAPITAL INC. 70 HUDSON STREET, 7TH FL JERSEY CITY NJ 07302-4585	40,192.9260	13.55%

Columbia Select Large Cap Growth Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	39,009.9630	13.15%

Columbia Select Large Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	222.6180	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Select Large Cap Growth Fund Class R	WILMINGTON TRUST RISC CUST FBO WATTEREDGE INC EMPLOYEE SP P.O. BOX 52129 PHOENIX AZ 85072-2129	32,236.3850	25.92%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO NETWORK ADJUSTERS INC 401 P.O. BOX 10758 FARGO ND 58106-0758	20,152.4090	16.20%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO CROSE & LEMKE CONSTRUCTION INC P.O. BOX 10758 FARGO ND 58106-0758	16,854.7500	13.55%

Columbia Select Large Cap Growth Fund Class R	WILMINGTON TRUST RISC CUST FBO INDUSTRIAL ENERGY P.O. BOX 52129 PHOENIX AZ 85072-2129	16,817.0710	13.52%

Columbia Select Large Cap Growth Fund Class R	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD GREENWOOD VILLAGE CO 80111	14,565.8440	11.71%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K P.O. BOX 10758 FARGO ND 58106-0758	11,303.0530	9.09%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO JACKSIN SERVICES INC 401K RETIR PO BOX 10758 FARGO ND 58106-0758	8,346.9230	6.71%

Columbia Select Large Cap Growth Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	224.0140	100.00%

Columbia Select Large Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	174,231,681.5130	84.37%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Select Large Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14,103,428.4260	6.83%

Columbia U.S. Treasury Index Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,061,274.4000	25.34%

Columbia U.S. Treasury Index Fund Class A	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	214,763.4460	5.13%

Columbia U.S. Treasury Index Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	131,479.8590	28.71%

Columbia U.S. Treasury Index Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	155,004.3560	9.81%

Columbia U.S. Treasury Index Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	131,912.6590	8.35%

Columbia U.S. Treasury Index Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.6280	100.00%

Columbia U.S. Treasury Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	7,739,343.1240	30.12%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia U.S. Treasury Index Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,658,883.9410	14.24%

Columbia Value and Restructuring Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	220,043.2390	15.07%

Columbia Value and Restructuring Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	118,452.3790	8.11%

Columbia Value and Restructuring Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.5110	100.00%

Columbia Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	349,799.6330	26.16%

Columbia Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	258,023.3540	19.30%

Columbia Value and Restructuring Fund Class R	JPMORGAN CHASE BANK CUST FBO HUTAMAKI LONG TERM SAVINGS & INVESTMENT PLAN C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	198,346.9220	14.84%

Columbia Value and Restructuring Fund Class R	JPMORGAN CHASE BANK CUST FBO HUTAMAKI LONG TERM SAVINGS & INVESTMENT PLAN C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	74,367.5070	5.56%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Value and Restructuring Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.4840	100.00%

Columbia Value and Restructuring Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	36,097,426.4100	27.49%

Columbia Value and Restructuring Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,424,748.5680	15.56%

Columbia Value and Restructuring Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,260,116.2440	13.15%

Columbia Value and Restructuring Fund Class Z	JOHN HANCOCK LIFE INSURANCE CO USA RPS SEG FUNDS & ACCOUNTING ET-7 601 CONGRESS ST BOSTON MA 02210-2804	7,670,245.0440	5.84%

Principal Holder Ownership of the Funds with fiscal year ending May 31:

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Opportunity Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	6,720,428.1240	13.90%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Opportunity Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	4,206,538.9500	8.70%

Columbia High Yield Opportunity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	457,352.7670	13.33%

Columbia High Yield Opportunity Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	336,888.5590	9.82%

Columbia High Yield Opportunity Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	469,379.8150	14.22%

Columbia High Yield Opportunity Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	170,452.1540	5.16%

Columbia High Yield Opportunity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	21,778,115.1400	76.46%

Columbia International Bond Fund Class A	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	18,954.6860	17.89%

Columbia International Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	13,295.4930	12.55%

Columbia International Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	6,491.0000	16.54%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia International Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	2,824.4790	7.20%

Columbia International Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	220.4590	100.00%

Columbia International Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	820,950.2480	59.81%

Columbia International Bond Fund Class Z	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	516,099.7760	37.60%

Columbia Strategic Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,139,026.3850	10.32%

Columbia Strategic Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,512,579.0500	25.43%

Columbia Strategic Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,631,716.6250	29.10%

Columbia Strategic Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,863,775.5590	5.63%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Strategic Income Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.8440	100.00%

Columbia Strategic Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.8440	100.00%

Columbia Strategic Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	83,245,905.4230	71.01%

Columbia Strategic Income Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,992,474.6940	8.52%

Columbia Strategic Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,348,121.9690	5.42%

Principal Holder Ownership of the Funds with fiscal year ending June 30:

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Municipal Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,898,947.8830	35.14%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Municipal Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	518,408.6020	6.28%

Columbia High Yield Municipal Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	205,867.2160	36.48%

Columbia High Yield Municipal Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	323,169.4900	32.44%

Columbia High Yield Municipal Fund Class C	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	54,017.2680	5.42%

Columbia High Yield Municipal Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	57,791,398.9660	81.53%

Columbia Small Cap Value Fund I Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD #2T2 GREENWOOD VLG CO 80111-5002	863,978.5170	5.32%

Columbia Small Cap Value Fund I Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	857,698.9710	5.28%

Columbia Small Cap Value Fund I Class A	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-001	847,944.5300	5.22%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Value Fund I Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	63,970.2730	9.40%

Columbia Small Cap Value Fund I Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	330,773.3610	21.60%

Columbia Small Cap Value Fund I Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	89,658.9020	5.85%

Columbia Small Cap Value Fund I Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	87,817.7670	5.73%

Columbia Small Cap Value Fund I Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	61.8810	100.00%

Columbia Small Cap Value Fund I Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	65.0530	100.00%

Columbia Small Cap Value Fund I Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	28,342.1690	98.89%

Columbia Small Cap Value Fund I Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	5,171,440.5480	24.27%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Value Fund I Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	2,437,484.6220	11.44%

Columbia Small Cap Value Fund I Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,297,671.7490	6.09%

Columbia Small Cap Value Fund I Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,285,600.5530	6.03%

Principal Holder Ownership of the Fund with fiscal year ending July 31:

As of October 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
CMG Ultra Short Term Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	123,560,365.2470	98.78%

Principal Holder Ownership of the Funds with fiscal year ending August 31:

As of November 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund Class A	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST BOSTON MA 02116-5021	280,528.8430	8.66%

Columbia Balanced Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	184,962.1510	5.71%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund Class A	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	169,261.4220	5.23%

Columbia Balanced Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	62,242.5720	22.93%

Columbia Balanced Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	18,784.4260	6.92%

Columbia Balanced Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	196,019.8050	17.02%

Columbia Balanced Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	156,239.1470	13.57%

Columbia Balanced Fund Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	121,492.2670	10.55%

Columbia Balanced Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	101.5430	100.00%

Columbia Balanced Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	1,369,193.9720	15.34%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	669,718.0910	7.50%

Columbia Balanced Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	540,956.6040	6.06%

Columbia Balanced Fund Class Z	NFS LLC FEBO REGIONS BANK DBA KENNEBURT CO 250 RIVERCHASE PKWY E FL 5 BIRMINGHAM AL 35244-1832	488,272.9300	5.47%

Columbia Conservative High Yield Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	648,100.4780	6.35%

Columbia Conservative High Yield Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	483,996.8730	17.28%

Columbia Conservative High Yield Fund Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	261,858.2730	9.35%

Columbia Conservative High Yield Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	573,711.7560	14.42%

Columbia Conservative High Yield Fund Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	285,816.2640	7.18%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Conservative High Yield Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,587,782.1100	99.90%

Columbia Conservative High Yield Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,837,368.1110	42.26%

Columbia Conservative High Yield Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	3,869,506.4410	7.16%

Columbia Federal Securities Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	4,208,236.9300	9.92%

Columbia Federal Securities Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	429,863.5250	47.99%

Columbia Federal Securities Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	395,176.1930	39.72%

Columbia Federal Securities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	4,193,757.7030	77.11%

Columbia Federal Securities Fund Class Z	GOVERMENT SECURITIES PORTFOLIO ATTN BRIAN SMITH 101 TRYON ST CHARLOTTE NC 28280-0001	281,603.0390	5.18%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Greater China Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	272,646.3560	11.77%

Columbia Greater China Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	62,688.6800	19.42%

Columbia Greater China Fund Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	21,217.7940	6.57%

Columbia Greater China Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	211,234.7040	29.30%

Columbia Greater China Fund Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	44,840.6800	6.22%

Columbia Greater China Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	41,169.6160	5.71%

Columbia Greater China Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	377,617.7610	36.83%

Columbia Greater China Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	103,312.1800	10.08%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Greater China Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	70,248.1180	6.85%

Columbia International Stock Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,399,177.2010	12.04%

Columbia International Stock Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	45,117.9770	12.81%

Columbia International Stock Fund Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	26,442.3710	7.51%

Columbia International Stock Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	200,189.3850	20.73%

Columbia International Stock Fund Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	52,059.9390	5.39%

Columbia International Stock Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,403,029.7780	99.93%

Columbia International Stock Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,551,349.4440	70.02%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Mid Cap Growth Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	756,160.2110	22.36%

Columbia Mid Cap Growth Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	82,364.7310	29.77%

Columbia Mid Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	89,289.0380	16.13%

Columbia Mid Cap Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	60,513.2200	10.93%

Columbia Mid Cap Growth Fund Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	280,716.4100	54.79%

Columbia Mid Cap Growth Fund Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION VS ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	152,278.4500	29.72%

Columbia Mid Cap Growth Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	34,321.3070	13.21%

Columbia Mid Cap Growth Fund Class R	PALACE ENTERTAINMENT TTEE FBO PALACE ENTERTAINMENT 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	29,424.2450	11.32%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Mid Cap Growth Fund Class R	COUNSEL TRUST DBA MATC FBO ANDERSON & VREELAND INC PSP 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	26,282.9150	10.12%

Columbia Mid Cap Growth Fund Class R	CAPITAL BANK & TRUST CO TTEE F FALASCA MECHANICAL INC 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	13,390.1330	5.15%

Columbia Mid Cap Growth Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	153,999.1470	16.49%

Columbia Mid Cap Growth Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	110,2780	100.00%

Columbia Mid Cap Growth Fund Class Y	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	619.0670	50.65%

Columbia Mid Cap Growth Fund Class Y	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN TIM ARMBRUSTMACHER 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	603.2330	49.35%

Columbia Mid Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	19,653,122.4460	41.91%

Columbia Mid Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	2,958,815.9440	6.31%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Oregon Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	200,199.0450	8.89%

Columbia Oregon Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC DS AND F LLC 2448 APPLEGATE ST PHILOMATH OR 97370-9267	186,579.4250	8.28%

Columbia Oregon Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	177,747.9590	7.89%

Columbia Oregon Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	11,652.8710	43.63%

Columbia Oregon Intermediate Municipal Bond Fund Class B	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	3,890.0110	14.56%

Columbia Oregon Intermediate Municipal Bond Fund Class B	WEDBUSH MORGAN SECURITIES 1000 WILSHIRE BLVD LOS ANGELES CA 90017-2457	2,473.2030	9.26%

Columbia Oregon Intermediate Municipal Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	1,908.9460	7.15%

Columbia Oregon Intermediate Municipal Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	1,638.2450	6.13%

Columbia Oregon Intermediate Municipal Bond Fund Class B	WEDBUSH MORGAN SECURITIES 1000 WILSHIRE BLVD LOS ANGELES CA 90017-2457	1,615.7870	6.05%

Columbia Oregon Intermediate Municipal Bond Fund Class B	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	1,388.9830	5.20%

Columbia Oregon Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	228,340.110	16.60%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Oregon Intermediate Municipal Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 90017-2457	1,615.7870	6.05%

Columbia Oregon Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,978,523.9390	5.64%

Columbia Small Cap Growth Fund I Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,822.6780	10.10%

Columbia Small Cap Growth Fund I Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	187,937.5060	30.78%

Columbia Small Cap Growth Fund I Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION FUND ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	162,519.2330	50.93%

Columbia Small Cap Growth Fund I Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION FUND VS ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	88,080.4390	27.60%

Columbia Small Cap Growth Fund I Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	94.2680	100.00%

Columbia Small Cap Growth Fund I Class Y	ANCHORAGE POLICE & FIRE RETIREMENT SYSTEM ATTN CHARLES M LAIRD 360 DR MARTIN LUTHER KING JR AVE ANCHORAGE AK 99507-1222	574,338.8870	99.91%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Growth Fund I Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,276,709.8220	50.51%

Columbia Small Cap Growth Fund I Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	3,090,868.7130	10.22%

Columbia Small Cap Growth Fund I Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	1,968,735.4950	6.51%

Columbia Strategic Investor Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	589,276.3740	6.62%

Columbia Strategic Investor Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	341,294.8540	27.08%

Columbia Strategic Investor Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	182,790.1440	17.81%

Columbia Strategic Investor Fund Class I	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55471-0508	146.9720	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Strategic Investor Fund Class R	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55471-0508	147.3790	100.00%

Columbia Strategic Investor Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55471-0508	147.3190	100.00%

Columbia Strategic Investor Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	666,261.2160	99.89%

Columbia Strategic Investor Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,072,717.6990	6.21%

Columbia Technology Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	97,360.8710	13.36%

Columbia Technology Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	50,929.2520	6.99%

Columbia Technology Fund Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	38,094.3330	5.23%

Columbia Technology Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	914,315.8740	38.70%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Technology Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	184,062.7650	7.79%

Columbia Technology Fund Class Z	VANGUARD FIDUCIARY TRUST COMPANY COLUMBIA TECHNOLOGY FUND PO BOX 2600 VALLEY FORGE PA 19482-2600	2,858,098.8470	19.69%

Columbia Technology Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,693,461.5070	18.56%

Columbia Technology Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,365,463.3780	9.41%

Columbia Technology Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	1,208,625.2240	8.33%

Columbia Technology Fund Class Z	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFITS OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	846,190.0620	5.83%

Columbia Technology Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	809,729.2390	5.58%

Principal Holder Ownership of the Funds with fiscal year ending September 30:

As of December 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Asset Allocation Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	75,633.6020	11.15%

Columbia Asset Allocation Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	43,637.9140	6.43%

Columbia Asset Allocation Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	43,421.7320	21.54%

Columbia Asset Allocation Fund Class B	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	10,511.7230	5.22%

Columbia Asset Allocation Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,922.2470	6.98%

Columbia Asset Allocation Fund Class C	STATE STREET BANK & TRUST CO MARIE OUELLETTE SEP IRA 159 E CHIPPENS HILL RD BURLINGTON CT 06013-2111	8,630.2430	6.75%

Columbia Asset Allocation Fund Class C	AMERICAN ENTERPRISE INV SVCS 707 2ND AVENUE SOUTH MINNEAPOLIS MN 55402-2405	8,050.3850	6.30%

Columbia Asset Allocation Fund Class C	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	7,003.7770	5.48%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Asset Allocation Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	1,999,201.3480	25.19%

Columbia Asset Allocation Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,514,182.3610	22.61%

Columbia Asset Allocation Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	425,012.6180	6.35%

Columbia Asset Allocation Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	364,480.4980	5.44%

Columbia Contrarian Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	56,525.6480	18.06%

Columbia Contrarian Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	455,991.6640	27.67%

Columbia Contrarian Core Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,673,691.4130	29.03%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Contrarian Core Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,596,594.1450	27.70%

Columbia Contrarian Core Fund Class I	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	547,244.8930	9.49%

Columbia Contrarian Core Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	198.0980	100.00%

Columbia Contrarian Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	2,799,271.4510	31.94%

Columbia Contrarian Core Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	5,322,667.2600	100.00%

Columbia Contrarian Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,200,487.2390	53.00%

Columbia Contrarian Core Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	1,375,099.2340	5.97%

Columbia Disciplined Value Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	125,865.0690	13.94%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Disciplined Value Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	65,059.9320	7.21%

Columbia Disciplined Value Fund Class A	RELIANCE TRUST CO FBO SUMMIT ANESTHES PO BOX 48529 ATLANTA GA 30362-1529	46,699.7480	5.17%

Columbia Disciplined Value Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	32,183.2110	21.04%

Columbia Disciplined Value Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	39,461.1520	21.10%

Columbia Disciplined Value Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	12,437.3940	6.65%

Columbia Disciplined Value Fund Class C	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO AMERICAN FILTRATION TECH, INC. 401K PO BOX 79377 ATLANTA GA 30357-7377	12,313.8490	6.58%

Columbia Disciplined Value Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	1,103,499.0640	16.54%

Columbia Disciplined Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	7,009,503.2230	62.60%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Disciplined Value Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,803,991.0920	16.11%

Columbia Disciplined Value Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	869,182.0330	7.76%

Columbia Disciplined Value Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	786,471.4660	7.02%

Columbia Dividend Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	4,058,362.3980	5.98%

Columbia Dividend Income Fund Class A	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	3,909,846.9600	5.76%

Columbia Dividend Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	322,921.8550	19.77%

Columbia Dividend Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,130,487.1070	21.49%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Dividend Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	586,802.9960	5.92%

Columbia Dividend Income Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	498,929.6560	5.03%

Columbia Dividend Income Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,352,367.3310	29.35%

Columbia Dividend Income Fund Class I	COLUMBIA THERMOSTAT FUND C/O PAULA RYAN 227 W MONROE ST STE 3000 CHICAGO IL 60606-5018	1,204,358.1290	26.14%

Columbia Dividend Income Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	747,568.6960	16.23%

Columbia Dividend Income Fund Class I	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL INCOME & GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	379,569.0800	8.24%

Columbia Dividend Income Fund Class R	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 440 MAMARONECK AVE HARRISON NY 10528-2418	338,193.9680	38.13%

Columbia Dividend Income Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	179,547.2120	20.24%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Dividend Income Fund Class R	CAPITAL BANK & TRUST CO TTEE F CHEMGLASS INC 401 K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	45,975.6440	5.18%

Columbia Dividend Income Fund Class R	C/O MUTUAL FUNDS WILMINGTON TRUST CO CUST FBO MAY INSTITUTE INC DEF CONT RET PL PO BOX 8880 WILMINGTON DE 19899-8880	45,264.5960	5.10%

Columbia Dividend Income Fund Class T	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	1,660,217.4560	25.71%

Columbia Dividend Income Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	1,042,268.7870	16.14%

Columbia Dividend Income Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	2,464,824.0200	99.99%

Columbia Dividend Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	78,349,895.2770	57.34%

Columbia Dividend Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	11,391,107.7440	8.34%

Columbia Large Cap Growth Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	546,212.0670	7.68%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	83,810.8420	12.37%

Columbia Large Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	145,717.5490	17.94%

Columbia Large Cap Growth Fund Class F	BRIDGET NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	3,133.0250	13.97%

Columbia Large Cap Growth Fund Class F	ANDREW NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	3,132.6550	13.96%

Columbia Large Cap Growth Fund Class F	KAYLA HALL ADVANTAGE PLAN TRUST C/O MAUREEN HALL 49 RAYMOND PL STATEN ISLAND NY 10310-2231	2,804.7220	12.50%

Columbia Large Cap Growth Fund Class F	MIRANDA E KRAMER ADVANTAGE PLAN TRUST C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	2,617.7510	11.67%

Columbia Large Cap Growth Fund Class F	CLAIRE NEUMANN ADVANTAGE TRUST PLAN ROBERT S NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	2,587.8420	11.54%

Columbia Large Cap Growth Fund Class F	LILY ELIZABETH KRAMER ADVANTAGE PLAN TRUST C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	2,582.3600	11.51%

Columbia Large Cap Growth Fund Class F	MATTHEW PATRICK NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 101 RAMBLE WOOD DR SKANEATELES NY 13152-2275	2,572.5710	11.47%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class I	SSB AND TRUST CO AS AGENT FOR COLUMBIA LIBERTY FUND ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	3,409,027.9160	46.38%

Columbia Large Cap Growth Fund Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,523,335.8010	20.72%

Columbia Large Cap Growth Fund Class I	SSB AND TRUST CO AS AGENT FOR ASSET ALLOCATION FUND VS ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	826,362.0210	11.24%

Columbia Large Cap Growth Fund Class I	SSB AND TRUST CO AS AGENT FOR AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	640,809.9430	8.72%

Columbia Large Cap Growth Fund Class I	SSB AND TRUST CO AS AGENT FOR AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	585,715.7310	7.97%

Columbia Large Cap Growth Fund Class R	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	120.8900	100.00%

Columbia Large Cap Growth Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	1,785,547.8310	26.26%

Columbia Large Cap Growth Fund Class W	RIVERSOURCE INVESTMENTS LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	120.8900	100.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	740,325.3440	99.92%

Columbia Large Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,109,415.1170	37.80%

Columbia Liberty Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	6,824,019.5170	15.93%

Columbia Liberty Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	106,275.9670	12.44%

Columbia Liberty Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	30,639.0500	5.81%

Columbia Liberty Fund Class C	UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	29,070.9080	5.51%

Columbia Liberty Fund Class Z	STREIMER SHEET METAL WORKS INC 740 N KNOTT ST PORTLAND OR 97227-2099	24,774.7600	20.33%

Columbia Liberty Fund Class Z	WILLIAM R LARSEN & BEATRIZ M DE LARSEN 416 E 11TH ST SE ROME GA 30161-6222	13,819.0710	11.34%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Liberty Fund Class Z	STATE STREET BK & TR IRA CHARLENE A PASQUARELLI 85 PLEASANT DR SOUTHBURY CT 06488-3230	13,359.2680	10.96%

Columbia Liberty Fund Class Z	SE BOO KANG & IN SOON KANG 1305 KING ARTHUR DR MECHANICSBURG PA 17050-7672	7,720.2420	6.33%

Columbia Liberty Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,202.4060	5.91%

Columbia Small Cap Core Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	786,622.1070	8.03%

Columbia Small Cap Core Fund Class A	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	539,215.2260	5.50%

Columbia Small Cap Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	220,409.8960	18.00%

Columbia Small Cap Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	235,944.2350	14.18%

Columbia Small Cap Core Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	138,572.7240	8.33%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Core Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	124,719.0420	7.50%

Columbia Small Cap Core Fund Class I	RVS RETIREMENT PLUS 2030 FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	27,172.3900	20.24%

Columbia Small Cap Core Fund Class I	RVS RETIREMENT PLUS 2035 FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	21,070.6100	15.70%

Columbia Small Cap Core Fund Class I	RVS RETIREMENT PLUS 2025 FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	20,213.1870	15.06%

Columbia Small Cap Core Fund Class I	RVS RETIREMENT PLUS 2045 FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	18,722.1050	13.95%

Columbia Small Cap Core Fund Class I	RVS RETIREMENT PLUS 2020 FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	15,661.6870	11.67%

Columbia Small Cap Core Fund Class I	RVS RETIREMENT PLUS 2040 FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	15,292.4970	11.39%

Columbia Small Cap Core Fund Class I	RVS RETIREMENT PLUS 2015 FUND 1767 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0017	11,404.6570	8.50%

Columbia Small Cap Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR EAST JACKSONVILLE FL 32246-6484	1,746,033.7480	32.02%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Core Fund Class W	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	4,475,729.8450	100.00%

Columbia Small Cap Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,248,741.6390	46.52%

Columbia Small Cap Core Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,167,613.4730	10.34%

Columbia Small Cap Core Fund Class Z	FIDELITY INVSTMNTS INSTITUTIONAL OPERATIONS CO FIIOC AGENT FBO CERTAIN EMP BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1987	1,777,811.0720	5.80%

Principal Holder Ownership of the Funds with fiscal year ending October 31:

As of January 31, 2011, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia California Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	7,089,466.0430	21.29%

Columbia California Tax-Exempt Fund Class A	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,875,996.0510	5.63%

Columbia California Tax-Exempt Fund Class A	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,835,283.0580	5.51%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia California Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	61,429.8530	29.96%

Columbia California Tax-Exempt Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	33,924.9320	16.54%

Columbia California Tax-Exempt Fund Class B	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,835,283.0580	5.51%

Columbia California Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,703,800.8510	66.86%

Columbia California Tax-Exempt Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	324,518.5360	8.03%

Columbia California Tax-Exempt Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	9,904,548.0130	85.40%

Columbia California Tax-Exempt Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,012,015.7040	8.73%

Columbia CT Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	380,781.3550	37.99%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia CT Intermediate Municipal Bond Fund Class A	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	133,160.9260	13.28%

Columbia CT Intermediate Municipal Bond Fund Class A	JANNEY MONTGOMERY SCOTT LLC GREGORY PENNY 1801 MARKET ST PHILADELPHIA PA 19103-1675	94,362.5340	9.41%

Columbia CT Intermediate Municipal Bond Fund Class A	NFS LLC FBO MARJOLYN CAMILLERI TTEE MARJOLYN CAMILLERI REVOCLIVTRUST 7 WRENFIELD LN DARIEN CT 06820-2201	52,536.6910	5.24%

Columbia CT Intermediate Municipal Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	51,824.0890	5.17%

Columbia CT Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	66,678.1260	56.56%

Columbia CT Intermediate Municipal Bond Fund Class B	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	18,341.3740	15.56%

Columbia CT Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	254,321.4750	37.90%

Columbia CT Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 3,3RD FL JERSEY CITY NJ 07311	81,318.9240	12.12%

Columbia CT Intermediate Municipal Bond Fund Class C	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	33,618.1430	5.01%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia CT Intermediate Municipal Bond Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	281,900.4010	19.60%

Columbia CT Intermediate Municipal Bond Fund Class T	KELLY F SHACKELFORD PO BOX 672 NEW CANAAN CT 06840-0672	151,804.5160	10.56%

Columbia CT Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	16,781,192.7490	93.25%

Columbia CT Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,345,856.1700	13.85%

Columbia CT Tax-Exempt Fund Class A	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	555,540.1820	5.72%

Columbia CT Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	102,401.7240	37.27%

Columbia CT Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	324,133.2530	21.31%

Columbia CT Tax-Exempt Fund Class C	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	134,944.9500	8.87%

Columbia CT Tax-Exempt Fund Class C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ	94,050.7650	6.18%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia CT Tax-Exempt Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	84,107.4050	5.53%

Columbia CT Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 3,3RD FL JERSEY CITY NJ 07311	81,758.1410	5.38%

Columbia CT Tax-Exempt Fund Class Z	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	316.4390	100.00%

Columbia Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	4,123,606.1220	47.00%

Columbia Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	126,506.9380	58.22%

Columbia Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	813,388.5000	40.19%

Columbia Intermediate Municipal Bond Fund Class C	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	176,446.8440	8.72%

Columbia Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	106,184.4930	5.25%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Municipal Bond Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	102,594.4470	11.08%

Columbia Intermediate Municipal Bond Fund Class T	CHARLES SCHWAB & CO INC ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	58,942.6830	6.37%

Columbia Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	196,000,076.2040	91.44%

Columbia MA Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,764,328.1730	61.13%

Columbia MA Intermediate Municipal Bond Fund Class A	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	201,002.9310	6.96%

Columbia MA Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC VINCENT BISCEGLIA TTEE VINCENT BISCEGLIA TRUST 139 WHARTON ROAD GORTON MA 01450-4244	145,438.3910	5.04%

Columbia MA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	38,357.2350	48.43%

Columbia MA Intermediate Municipal Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	9,079.9320	11.46%

Columbia MA Intermediate Municipal Bond Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	4,530.9600	5.72%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia MA Intermediate Municipal Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	4,171.5550	5.27%

Columbia MA Intermediate Municipal Bond Fund Class B	NFS LLC FEBO LORETTA C VINCENT 13 MELLEN ST HOPEDALE MA 01747-1527	4,012.5100	5.07%

Columbia MA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	353,048.8970	37.06%

Columbia MA Intermediate Municipal Bond Fund Class C	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	81,207.4750	8.53%

Columbia MA Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC KEVIN F MCCARTHY & KAREN J MCCARTHY 36 MINUTEMAN RD MEDFIELD MA 02052-1444	59,416.4600	6.24%

Columbia MA Intermediate Municipal Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	50,780.5430	5.33%

Columbia MA Intermediate Municipal Bond Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,682,174.1980	47.49%

Columbia MA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	24,333,910.1150	93.35%

Columbia MA Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,452,020.0900	9.63%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia MA Tax-Exempt Fund Class A	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	1,177,950.5100	7.82%

Columbia MA Tax-Exempt Fund Class A	JAMES H ORR JR & JANE P ORR TR JAMES H ORR JR REVOCABLE TRUST 30 MILL ST DOVER MA 02030-2240	760,340.2110	5.05%

Columbia MA Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	83,492.1840	25.95%

Columbia MA Tax-Exempt Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	34,687.9080	10.78%

Columbia MA Tax-Exempt Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	22,825.3250	7.09%

Columbia MA Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	440,703.9130	32.84%

Columbia MA Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	78,981.7400	5.88%

Columbia MA Tax-Exempt Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	185,627.6930	13.85%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia NJ Intermediate Municipal Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	106,036.7440	16.95%

Columbia NJ Intermediate Municipal Bond Fund Class A	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1960	68,893.4670	11.01%

Columbia NJ Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	59,791.0000	9.56%

Columbia NJ Intermediate Municipal Bond Fund Class A	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	49,156.6680	7.86%

Columbia NJ Intermediate Municipal Bond Fund Class A	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55474-0001	38,576.2720	6.17%

Columbia NJ Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19,668.3400	28.84%

Columbia NJ Intermediate Municipal Bond Fund Class B	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	9,799.9170	14.37%

Columbia NJ Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC LOIS EMMA TOD REGISTRATION MARINE VIEW PLZ 1 APT 19A SAINT LOUIS MO 63103-2523	4,612.5770	6.76%

Columbia NJ Intermediate Municipal Bond Fund Class B	EDWARD D JONES & CO ACCOUNTING ATTN MUTUAL FUND SHAREHOLDER 201 PROGRESS PKWY MARYLAND HTS MO 63043-3003	4,101.0420	6.01%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia NJ Intermediate Municipal Bond Fund Class B	FIRST CLEARING LL 2801 MARKET ST SAINT LOUIS MO 63103-2523	3,733.6170	5.47%

Columbia NJ Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	204,620.2740	42.76%

Columbia NJ Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	49,795.4190	10.41%

Columbia NJ Intermediate Municipal Bond Fund Class C	RAYMOND JAMES & ASSOC INC FBO HAROLD RIVKIN 635 ROSEDALE RD PRINCETON NJ 08540-2217	36,780.5740	7.69%

Columbia NJ Intermediate Municipal Bond Fund Class C	FIRST CLEARING LL 2801 MARKET ST SAINT LOUIS MO 63103-2523	28,907.2410	6.04%

Columbia NJ Intermediate Municipal Bond Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	35,615.3450	10.35%

Columbia NJ Intermediate Municipal Bond Fund Class T	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	18,513.2760	5.38%

Columbia NJ Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL	5,333,316.1240	90.50%

Columbia NY Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	148,725.0690	14.26%

Columbia NY Intermediate Municipal Bond Fund Class A	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	135,966.6520	13.04%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia NY Intermediate Municipal Bond Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	60,620.7480	5.81%

Columbia NY Intermediate Municipal Bond Fund Class A	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	57,073.7270	5.47%

Columbia NY Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21,174.9810	30.62%

Columbia NY Intermediate Municipal Bond Fund Class B	NFS LLC FEBO FRANK V CARREA TESTAMENTARY TRUST NANCY CORNELL, FRANK CARREA TTEE 17 SCENIC DR POUGHKEEPSIE NY 12603-5529	9,413.7110	13.61%

Columbia NY Intermediate Municipal Bond Fund Class B	FANNIE M SCHRAMM 2 STONELEIGH APT 5G BRONXVILLE NY 10708-2606	6,879.4890	9.95%

Columbia NY Intermediate Municipal Bond Fund Class B	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07311	60,620.7480	5.81%

Columbia NY Intermediate Municipal Bond Fund Class B	NFS LLC FEBO CARMELA A SANTERO 59 WESTMINSTER RD YORKTOWN HTS NY 10598-1041	3,853.0180	5.57%

Columbia NY Intermediate Municipal Bond Fund Class B	NFS LLC FEBO JAMES E BORSTELMANN PO BOX 564 WINDHAM NY 12496-0564	3,580.9150	5.18%

Columbia NY Intermediate Municipal Bond Fund Class C	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	148,244.8370	13.18%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia NY Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	452,396.6900	40.22%

Columbia NY Intermediate Municipal Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	156,806.7450	13.94%

Columbia NY Intermediate Municipal Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	70,360.3840	6.26%

Columbia NY Intermediate Municipal Bond Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	205,262.7320	23.56%

Columbia NY Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL	18,865,468.4020	85.61%

Columbia NY Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,080,986.4220	14.44%

Columbia NY Tax-Exempt Fund Class A	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	852,174.1200	11.38%

Columbia NY Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	90,641.4360	19.88%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia NY Tax-Exempt Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	37,481.0470	8.22%

Columbia NY Tax-Exempt Fund Class B	NFS LLC FEBO ZELMA HOLLENBECK 86 ORCHARD ST MARLBORO NY 12542-6150	31,093.9180	6.82%

Columbia NY Tax-Exempt Fund Class B	NFS LLC FEBO HENDRIKA VAN DER NOEN TTEE HENDRIKA VAN DER NOEN 2006 REV TR 251 TURN OF RIVER ROAD STAMFORD CT 06905	30,276.5750	6.64%

Columbia NY Tax-Exempt Fund Class B	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	24,830.3520	5.45%

Columbia NY Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	557,576.6880	44.78%

Columbia NY Tax-Exempt Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	122,513.8210	9.84%

Columbia NY Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	102,751.4640	8.25%

Columbia NY Tax-Exempt Fund Class C	UBS WM USA ATTN: DEPARTMENT MANAGER 1000 HARBOR BLVD WEEHAWKEN NJ 07086-6761	75,626.3860	6.07%

Columbia RI Intermediate Municipal Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	76,226.8870	49.76%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia RI Intermediate Municipal Bond Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	49,120.6770	32.07%

Columbia RI Intermediate Municipal Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	13,207.7310	63.27%

Columbia RI Intermediate Municipal Bond Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	2,094.5930	10.03%

Columbia RI Intermediate Municipal Bond Fund Class B	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	1,298.2720	6.22%

Columbia RI Intermediate Municipal Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	36,815.9240	26.01%

Columbia RI Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC BARBARA A HASSAN 60 MORNING DOVE DR TIVERTON RI 02878-3529	32,830.4990	23.19%

Columbia RI Intermediate Municipal Bond Fund Class C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	12,127.1010	8.57%

Columbia RI Intermediate Municipal Bond Fund Class C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	9,759.3910	6.89%

Columbia RI Intermediate Municipal Bond Fund Class C	JENNIFER YOUNIS 371 GRAND AVE APT 2L PAWTUCKET RI 02861-1830	7,496.6130	5.30%

Columbia RI Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC JOHN P BURKETT 50 HIGGINS DR KINGSTON RI 02881-1506	7,173.9310	5.07%

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia RI Intermediate Municipal Bond Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	148,507.4500	20.10%

Columbia RI Intermediate Municipal Bond Fund Class T	JOHN J ALMEIDA TR JOHN J ALMEIDA REVOCABLE TRUST 27 TOPMASI CT JAMESTOWN RI 02835-2227	75,650.5050	10.24%

Columbia RI Intermediate Municipal Bond Fund Class T	CHARLES SCHWAB & CO INC ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	55,623.1970	7.53%

Columbia RI Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEYFUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,239,864.7630	94.08%

Principal Holder Ownership of the Fund with fiscal year ending December 31:

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Real Estate Equity Fund Class A	FIRST CLEARING LLC BARRETT A TOAN & PAULA OBRIAN JT TEN 42 PORTLAND PL SAINT LOUIS MO 63108-1242	246,430.2830	11.89%

Columbia Real Estate Equity Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	198,900.1270	9.64%

Columbia Real Estate Equity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	38,577.2290	14.49%

Fund	Shareholder Account Registration	Share Balance	Percentage of class

Columbia Real Estate Equity Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.4040	100.00%

Columbia Real Estate Equity Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.7660	100.00%

Columbia Real Estate Equity Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.7660	100.00%

Columbia Real Estate Equity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,537,887.6510	37.22%

Columbia Real Estate Equity Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5,884,378.3790	20.78%

As of the applicable date indicated below, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending March 31:

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	46,188,118.2470	60.75%

Columbia Corporate Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,719,786.0950	46.74%

Columbia Emerging Markets Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10,150,197.5000	30.32%

Columbia Emerging Markets Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	8,889,579.8000	26.55%

Columbia Intermediate Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	108,767,489.3180	45.05%

Columbia Pacific/Asia Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,454,249.1510	30.30%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Select Large Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	174,231,681.5130	62.53%

Columbia Value and Restructuring Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	36,097,426.4100	25.82%

Control Person Ownership of the Funds with fiscal year ending May 31:

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia High Yield Opportunity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	21,778,115.1400	26.07%

Columbia High Yield Municipal Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	57,791,398.9660	71.62%

Columbia International Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	820,950.2480	54.08%

Columbia International Bond Fund	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	516,099.7760	34.00%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Strategic Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	83,245,905.4230	25.21%

Control Person Ownership of the Fund with fiscal year ending July 31:

As of October 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of class
CMG Ultra Short Term Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	123,560,365.2470	98.78%

Control Person Ownership of the Funds with fiscal year ending August 31:

As of November 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Conservative High Yield Fund	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	24,425,150.2210	33.64%

Columbia International Stock Fund	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,954,379.2220	45.42%

Columbia Mid Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	19,653,122.4460	37.21%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Small Cap Growth Fund I	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,276,709.8220	44.07%

Control Person Ownership of the Funds with fiscal year ending September 30:

As of December 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Disciplined Value Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	7,009,503.2230	36.67%

Columbia Dividend Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	78,349,895.2770	34.00%

Columbia Small Cap Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,248,741.6390	26.69%

Control Person Ownership of the Funds with fiscal year ending October 31:

As of January 31, 2011, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia CT Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	16,781,192.7490	79.06%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	196,000,076.2040	86.61%

Columbia MA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FLOOR DALLAS TX 75202-3908	24,333,910.1150	72.58%

Columbia NJ Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL	5,333,316.1240	71.98%

Columbia NY Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL	18,865,468.4020	75.03%

Columbia RI Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEYFUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,239,864.7630	81.17%

Control Person Ownership of the Fund with fiscal year ending December 31:

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Real Estate Equity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,537,887.6510	33.79%

Bank of America, N.A. is a national banking association organized under the laws of the United States, 101 South Tryon Street, Charlotte, North Carolina 28255. FIM Funding, Inc. is a Massachusetts corporation, 401 North Tryon Street, Charlotte, North Carolina 28255. Bank of America Corporation, a publicly-traded financial services corporation, is the ultimate parent company of Bank of America, N.A. and FIM Funding, Inc.

Charles Schwab & Co., Inc. is a California corporation, 211 Main Street, San Francisco, California 94105. The Charles Schwab Corporation is the ultimate parent company of Charles Schwab & Co., Inc.

LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as Legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result.

An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB – rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB – rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B – rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC – debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

APPENDIX B — PROXY VOTING GUIDELINES

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

PROXY VOTING GUIDELINES

EFFECTIVE JANUARY 24, 2011

Set forth below are guidelines adopted and used by Columbia Management Investment Advisers, LLC (the “Adviser”, “We”, “Us” or “Our”) in voting proxies (the “Guidelines”). The Guidelines are organized by issue and present certain factors that may be considered in making proxy voting determinations. The Adviser may, in exercising its fiduciary discretion, determine to vote any proxy in a manner contrary to these Guidelines.

Directors, Boards, Committees

Elect Directors

In a routine election of directors, the Adviser generally votes FOR the slate nominated by the nominating committee of independent directors, who are in the best position to know what qualifications are needed for each director to contribute to an effective board. The Adviser generally will WITHHOLD support from a nominee who fails to meet one or more of the following criteria:

Independence – A nominee who is deemed an affiliate of the company by virtue of a material business, familial or other relationship with the company but is otherwise not an employee.

Attendance – A nominee who failed to attend at least 75% of the board’s meetings.

Over Boarding – A nominee who serves on more than four other public company boards or an employee director nominee who serves on more than two other public company boards.

Committee Membership – A nominee who has been assigned to the audit, compensation, nominating, or governance committee if that nominee is not independent of management, or if the nominee does not meet the specific independence and experience requirements for audit committees or the independence requirements for compensation committees.

Audit Committee Chair – A nominee who serves as audit committee chair where the committee failed to put forth shareholder proposals for ratification of auditors.

Board Independence – A nominee of a company whose board as proposed to be constituted would have more than one-third of its members from management.

Interlocking Directorship – A nominee who is an executive officer of another company on whose board one of the company’s executive officers sits.

Poor Governance – A nominee involved with options backdating, financial restatements or material weakness in controls, approving egregious compensation, or who has consistently disregarded the interests of shareholders.

The Adviser will vote on a CASE-BY-CASE basis on any director nominee who meets the aforementioned criteria but whose candidacy has otherwise been identified by the third party research provider as needing further consideration for any reason not identified above.

In the case of contested elections, the Adviser will vote on a CASE-BY-CASE basis, taking into consideration the above criteria and other factors such as the background of the proxy contest, the performance of the company, current board and management, and qualifications of nominees on both slates.

Shareholder Nominations for Director

The Adviser will vote on a CASE-BY-CASE basis for shareholder-nominated candidates for director, taking into account various factors including, but not limited to: company performance, the circumstances compelling the nomination by the shareholder, composition of the incumbent board, and the criteria listed above the Adviser uses to evaluate nominees.

Shareholder Nominations for Director – Special Criteria

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on the view that board nominating committees are responsible for establishing and implementing policies regarding the composition of the board and are therefore in the best position to make determinations with respect to special nominating criteria.

Director Independence and Committees

The Adviser generally will vote FOR proposals that require all members of a board’s key committees (audit, compensation, nominating or governance) be independent from management.

Independent Board Chair / Lead Director

The Adviser generally will vote FOR proposals supporting an independent board chair or lead director and FOR the separation of the board chair and CEO roles, as independent board leaders foster the effectiveness of the independent directors and ensure appropriate oversight of management.

Removal of Directors

The Adviser generally will vote FOR proposals that amend governing documents to grant or restore shareholder ability to remove directors with cause, and AGAINST proposals that provide directors may be removed only by supermajority vote. The Adviser will vote on a CASE-BY-CASE basis on proposals calling for removal of specific directors.

Board Vacancies

The Adviser generally votes in accordance with recommendations made by its third party research provider in the case of vacancies filled by continuing directors, taking into account factors including whether the proposal is in connection with a proxy contest or takeover situation.

Cumulative Voting

In the absence of proxy access rights or majority voting, the Adviser generally will vote FOR the restoration or provision for cumulative voting and AGAINST its elimination.

Majority Voting

The Adviser generally will vote FOR amendments to governing documents that provide that nominees standing for election to the board must receive a majority of votes cast in order to be elected to the board.

Number of Directors

The Adviser generally will vote FOR amendments to governing documents that provide directors the authority to adjust the size of the board to adapt to needs that may arise.

Term Limits

The Adviser generally will vote AGAINST proposals seeking to establish a limit on director terms or mandatory retirement.

General Corporate Governance

Right to Call a Special Meeting

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption, considering factors such as proposed ownership threshold, company size, and shareholder ownership, but will not support proposals allowing for investors with less than 10% ownership to call a special meeting.

Eliminate or Restrict Right to Call Special Meeting

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to call special meetings.

Lead Independent Director Right to Call Special Meeting

The Adviser will generally vote FOR governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

Adjourn Meeting

The Adviser will vote on a CASE-BY-CASE basis on adjournment proposals and generally in the same direction as the primary proposal (i.e., if supporting the primary proposal, favor adjournment; if not supporting the primary proposal, oppose adjournment).

Other Business

The Adviser generally will vote AGAINST proposals seeking to give management the authority to conduct or vote on other business at shareholder meetings on the grounds that shareholders not present at the meeting would be unfairly excluded from such deliberations.

Eliminate or Restrict Action by Written Consent

The Adviser will generally vote AGAINST proposals to eliminate the right of shareholders to act by written consent since it may be appropriate to take such action in some instances.

Vote Unmarked Proxies

The Adviser generally will vote FOR proposals prohibiting voting of unmarked proxies in favor of management.

Proxy Contest Advance Notice

The Adviser generally will vote AGAINST proposals to amend governing documents that require advance notice for shareholder proposals or director nominees beyond notice that allows for sufficient time for company response, SEC review, and analysis by other shareholders.

Minimum Stock Ownership

The Adviser will vote on a CASE-BY-CASE basis on proposals regarding minimum stock ownership levels.

Director and Officer Indemnification

The Adviser will generally vote FOR the provision of a maximum dollar amount that can be obtained through the course of legal action from a director or officer who acts in good faith and does not benefit from a transaction.

Confidential Voting

The Adviser generally will vote FOR actions that ensure all proxies, ballots, and voting tabulations which identify shareholders be kept confidential, except where disclosure is mandated by law. The Adviser supports the proposal to minimize pressure on shareholders, particularly employee shareholders.

Miscellaneous Governing Document Amendments

The Adviser generally will vote FOR bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

Change Company Name

The Adviser will generally vote FOR routine business matters such as changing the company’s name.

Approve Minutes

The Adviser will generally vote FOR routine procedural matters such as approving the minutes of a prior meeting.

Change Date/Time/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Approve Annual, Financial and Statutory Reports

The Adviser generally will vote FOR proposals to approve the annual reports and accounts, financial and statutory reports, provided companies required to comply with U.S. securities laws have included the certifications required by the Sarbanes Oxley Act of 2002.

Compensation

Approve or Amend Omnibus Equity Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR adoption or amendments to omnibus (general) equity compensation plans for employees or non-employee directors if they are reasonable and consistent with industry and country standards, and AGAINST compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features.

Approve or Amend Stock Option Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including cost, size, and pattern of grants in comparison to peer groups, history of repricing, and grants to senior executives and non-employee directors.

Approve or Amend Employee Stock Purchase Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors including the plan’s cost to shareholders, whether those costs are in line with the company’s peer’s plans, and whether the plan requires shareholder approval within five years.

Approve or Amend Performance-Based 162(m) Compensation Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which are typically based on factors that consider the goal of the plan and in particular the linkage between potential payments to senior executives and the attainment of preset performance-based metrics.

Approve or Amend Restricted Stock Plan

The Adviser generally votes in accordance with recommendations made by its third party research provider, which considers such factors as the balance of all equity grants and awards, the term and other restrictions in place for restricted stock.

Stock Option Repricing or Exchanges

The Adviser generally votes in accordance with recommendations made by its third party research provider on matters relating to the repricing of stock options, which are typically based on factors such as whether the amending terms lead to a reduction in shareholder rights, allow the plan to be amended without shareholder approval, or change the terms to the detriment of employee incentives such as excluding a certain class or group of employees. The Adviser generally will vote FOR proposals to put stock option repricings to a shareholder vote.

Performance-Based Stock Options

The Adviser will vote on a CASE-BY-CASE basis regarding proposals urging that stock options be performance-based rather than tied to the vagaries of the stock market.

Ban Future Stock Option Grants

The Adviser generally will vote AGAINST proposals seeking to ban or eliminate stock options in equity compensation plans as such an action would preclude the company from offering a balanced compensation program.

Require Stock Retention Period

The Adviser generally will vote FOR proposals requiring senior executives to hold stock obtained by way of a stock option plan for a minimum of three years.

Require Approval of Extraordinary Benefits

The Adviser generally will vote FOR proposals specifying that companies disclose any extraordinary benefits paid or payable to current or retired senior executives and generally will vote AGAINST proposals requiring shareholder approval of any such extraordinary benefits.

Pay for Performance

The Adviser will vote on a CASE-BY-CASE basis regarding proposals seeking to align executive compensation with shareholders’ interests.

Say on Pay

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals, taking into consideration the nature of the proposal, whether the proposal seeks any change in compensation policy, and an analysis of the Compensation Discussion and Analysis disclosure and pay for performance practices of the company.

Executive Severance Agreements

The Adviser generally votes in accordance with recommendations made by its third party research provider on these proposals regarding approval of specific executive severance arrangements in the event of change in control of a company or due to other circumstances.

Approve or Amend Deferred Compensation Plans for Directors

The Adviser generally will vote FOR approval or amendments to deferred compensation plans for non-employee directors, so that they may defer compensation earned until retirement.

Set Director Compensation

The Adviser generally will vote AGAINST proposals that seek to limit director compensation or mandate that compensation be paid solely in shares of stock.

Director Retirement Plans

The Adviser will generally vote AGAINST the adoption or amendment of director retirement plans on the basis that directors should be appropriately compensated while serving and should not view service on a board as a long-term continuing relationship with a company.

Business Entity and Capitalization

Common or Preferred Stock – Increase in Authorized Shares or Classes

The Adviser will vote on a CASE-BY-CASE basis regarding proposals to increase authorized shares of common stock or to add a class of common stock, taking into consideration the company’s capital goals that may include stock splits, stock dividends, or financing for acquisitions or general operations. With respect to proposals seeking to increase authorized shares of preferred stock, to add a class of preferred stock, to authorize the directors to set the terms of the preferred stock or to amend the number of votes per share of preferred stock, The Adviser will vote on a CASE-BY-CASE basis on the grounds that such actions may be connected to a shareholder rights’ plan that the Adviser also will consider on a CASE-BY-CASE basis.

Common or Preferred Stock – Decrease in Authorized Shares or Classes

The Adviser generally will vote FOR proposals seeking to decrease authorized shares of common or preferred stock or the elimination of a class of common or preferred stock.

Common Stock – Change in Par Value

The Adviser generally will vote FOR proposals to change the par value of the common stock, provided that the changes do not cause a diminution in shareholder rights.

Authorize Share Repurchase Program

The Adviser generally will vote FOR proposals to institute or renew open market share repurchase plans in which all shareholders may participate on equal terms.

Stock Splits

The Adviser generally will vote FOR stock split proposals on the grounds that they intended to encourage stock ownership of a company.

Private Placements, Conversion of Securities, Issuance of Warrants or Convertible Debentures

The Adviser will generally vote FOR the issuance of shares for private placements, the conversion of securities from one class to another, and the issuance of warrants or convertible debentures on the grounds that such issuances may be necessary and beneficial for the financial health of the company and may be a low cost source of equity capital. The Adviser will generally vote AGAINST any such issuance or related action if the proposal would in any way result in new equity holders having superior voting rights, would result in warrants or debentures, when exercised, holding in excess of 20 percent of the currently outstanding voting rights, or if the proposal would in any way diminish the rights of existing shareholders.

Issuance of Equity or Equity-Linked Securities without Subscription Rights (Preemptive Rights)

The Adviser generally will vote FOR proposals that seek shareholder approval of the issuance of equity, convertible bonds or other equity-linked debt instruments, or to issue shares to satisfy the exercise of such securities that are free of subscription (preemptive) rights on the grounds that companies must retain the ability to issue such securities for purposes of raising capital. The Adviser generally will vote AGAINST any proposal where dilution exceeds 20 percent of the company’s outstanding capital.

Recapitalization

The Adviser generally will vote FOR recapitalization plans that combine two or more classes of stock into one class, or that authorize the company to issue new common or preferred stock for such plans. The Adviser generally will vote AGAINST recapitalization plans that would result in the diminution of rights for existing shareholders.

Merger Agreement

The Adviser will vote on a CASE-BY-CASE basis on proposals seeking approval of a merger or merger agreement and all proposals related to such primary proposals, taking into consideration the particular facts and circumstances of the proposed merger and its potential benefits to existing shareholders.

Going Private

The Adviser will vote on a CASE-BY-CASE basis on proposals that allow listed companies to de-list and terminate registration of their common stock, taking into consideration the cash-out value to shareholders, and weighing the value in continuing as a publicly traded entity.

Reincorporation

The Adviser will vote on a CASE-BY-CASE basis on reincorporation proposals, taking into consideration whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights. The Adviser will generally vote AGAINST the proposal unless the long-term business reasons for doing so are valid. The Adviser will generally vote FOR proposals to consider reincorporating in the United States if a company left the country for the purpose of avoiding taxes.

Bundled Proposals

The Adviser generally votes in accordance with recommendations made by its third party research provider on “bundled” or otherwise conditioned proposals, which are determined depending on the overall economic effects to shareholders.

Defense Mechanisms

Shareholder Rights’ Plan (Poison Pill)

The Adviser will vote on a CASE-BY-CASE basis regarding management proposals seeking ratification of a shareholder rights’ plan, including a net operating loss (NOL) shareholder rights’ plan, or stockholder proposals seeking modification or elimination of any existing shareholder rights’ plan.

Supermajority Voting

The Adviser generally will vote FOR the elimination or material diminution of provisions in company governing documents that require the affirmative vote of a supermajority of shareholders for approval of certain actions, and generally will vote AGAINST the adoption of any supermajority voting clause.

Control Share Acquisition Provisions

The Adviser generally will vote FOR proposals to opt out of control share acquisition statutes and will generally vote AGAINST proposals seeking approval of control share acquisition provisions in company governing documents on the grounds that such provisions may harm long-term share value by effectively entrenching management. The ability to buy shares should not be constrained by requirements to secure approval of the purchase from other shareholders.

Anti-Greenmail

The Adviser generally will vote FOR proposals to adopt anti-greenmail governing document amendments or to otherwise restrict a company’s ability to make greenmail payments.

Classification of Board of Directors

The Adviser generally will vote FOR proposals to declassify a board and AGAINST proposals to classify a board, absent special circumstances that would indicate that shareholder interests are better served by voting to the contrary.

Auditors

Ratify or Appoint Auditors

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR ratification or appointment except in situations where there are questions about the relative qualification of the auditors, conflicts of interest, auditor involvement in significant financial restatements, option backdating, material weaknesses in controls, attempts to limit auditor liability or situations where independence has been compromised.

Prohibit or Limit Auditor’s Non-Audit Services

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes AGAINST these proposals since it may be necessary or appropriate for auditors to provide a service related to the business of a company and that service will not compromise the auditors’ independence. In addition, Sarbanes-Oxley legislation spells out the types of services that need pre-approval or would compromise independence.

Indemnification of External Auditor

The Adviser will generally vote AGAINST proposals to indemnify external auditors on the grounds that indemnification agreements may limit pursuit of legitimate legal recourse against the audit firm.

Indemnification of Internal Auditor

The Adviser will generally vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

Social and Environmental

Disclose Social Agenda

The Adviser generally will ABSTAIN from voting on proposals that seek disclosure, often in the form of a report, on items such as military contracts or sales, environmental or conservation initiatives, business relationships with foreign countries, or animal welfare for the following reasons: a) our clients are likely to have different views of what is a socially responsible policy, b) whether social responsibility issues other than those mandated by law should be the subject of corporate policy, or c) because the impact of such disclosure on share value can rarely be anticipated with any degree of confidence.

Socially Responsible Investing

The Adviser generally will ABSTAIN from voting on proposals that seek to have a company take a position on social or environmental issues, for the reasons cited under ‘Disclose Social Agenda’ above.

Prohibit or Disclose Contributions and Lobbying Expenses

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically considers the proposal in the context of the company’s current disclosures, Federal and state laws, and whether the proposal is in shareholders’ best interests.

Disclose Prior Government Service

The Adviser generally will ABSTAIN from voting on proposals seeking the company to furnish a list of high-ranking employees who served in any governmental capacity over the last five years.

Change in Operations or Products Manufactured or Sold

The Adviser generally will ABSTAIN from voting on proposals seeking to change the way a company operates (e.g., protect human rights, sexual orientation, stop selling tobacco products, move manufacturing operations to another country, etc.) .

Executive Compensation Report

The Adviser generally will vote AGAINST proposals seeking companies to issue a report on linkages between executive compensation and financial, environmental and social performance on the grounds that executive compensation is a business matter for the company’s board to consider.

Pay Equity

The Adviser will generally vote AGAINST proposals seeking a cap on the total pay and other compensation of its executive officers to no more than a specified multiple of the pay of the average employee of the company.

Foreign Issues

Foreign Issues- Directors, Boards, Committees

Approve Discharge of Management (Supervisory) Board

The Adviser generally votes in accordance with recommendations made by its third party research provider, which typically recommends votes FOR approval of the board, based on factors including whether there is an unresolved investigation or whether the board has participated in wrongdoing. This is a standard request in Germany and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and intends to take legal action.

Announce Vacancies on Management (Supervisory) Board

The Adviser generally will vote FOR proposals requesting shareholder approval to announce vacancies on the board, as is required under Dutch law.

Approve Director Fees

The Adviser generally votes in accordance with recommendations made by its third party research provider on proposals seeking approval of director fees.

Foreign Issues- General Corporate Governance

Digitalization of Certificates

The Adviser generally will vote FOR proposals seeking shareholder approval to amend a company’s articles of incorporation to eliminate references to share certificates and beneficial owners, and to make other related changes to bring the articles in line with recent regulatory changes for Japanese companies.

Authorize Filing of Required Documents and Other Formalities

The Adviser generally will vote FOR proposals requesting shareholders authorize the holder of a copy of the minutes of the general assembly to accomplish any formalities required by law, as is required in France.

Propose Publications Media

The Adviser generally will vote FOR proposals requesting shareholders approve the designation of a newspaper as the medium to publish the company’s meeting notice, as is common in Chile and other countries.

Clarify Articles of Association or Incorporation

The Adviser generally will vote FOR proposals seeking shareholder approval of routine housekeeping of the company’s articles, including clarifying items and deleting obsolete items.

Update Articles of Association or Incorporation with Proxy Results

The Adviser generally will vote FOR proposals requesting shareholders approve changes to the company’s articles of association or incorporation to reflect the results of a proxy vote by shareholders, which is a routine proposal in certain country’s proxies.

Conform Articles of Association or Incorporation to Law or Stock Exchange

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the articles of association or incorporation to conform to new requirements in local or national law or rules established by a stock exchange on which its stock is listed.

Authorize Board to Ratify and Execute Approved Resolutions

The Adviser generally will vote FOR proposals requesting shareholder approval to authorize the board to ratify and execute any resolutions approved at the meeting.

Prepare and Approve List of Shareholders

The Adviser generally votes FOR proposals requesting shareholder approval for the preparation and approval of the list of shareholders entitled to vote at the meeting, which is a routine formality in European countries.

Authorize Company to Engage in Transactions with Related Parties

The Adviser generally will vote FOR proposals requesting shareholder approval for the company, its subsidiaries, and target associated companies to enter into certain transactions with persons who are considered “interested parties” as defined in Chapter 9A of the Listing Manual of the Stock Exchange of Singapore (SES), as the SES related-party transaction rules are fairly comprehensive and provide shareholders with substantial protection against insider trading abuses.

Amend Articles to Lower Quorum Requirement for Special Business

The Adviser generally will vote on a CASE-BY-CASE basis on proposals seeking to amend the articles to lower the quorum requirement to one-third for special business resolutions at a shareholder meeting, which is common when certain material transactions such as mergers or acquisitions are to be considered by shareholders.

Change Date/Location of Annual Meeting

The Adviser will vote in accordance with the recommendation of the third-party research provider on proposals to change the date, time or location of the company’s annual meeting of shareholders.

Elect Chairman of the Meeting

The Adviser generally will vote FOR proposals requesting shareholder approval to elect the chairman of the meeting, which is a routine meeting formality in certain European countries.

Authorize New Product Lines

The Adviser generally will vote FOR proposals requesting shareholder approval to amend the company’s articles to allow the company to expand into new lines of business.

Approve Financial Statements, Directors’ Reports and Auditors’ Reports

The Adviser generally will vote FOR proposals that request shareholder approval of the financial statements, directors’ reports, and auditors’ reports.

Foreign Issues- Compensation

Approve Retirement Bonuses for Directors/Statutory Auditors

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of retirement bonuses to retiring directors and/or statutory auditors, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Approve Payment to Deceased Director’s/Statutory Auditor’s Family

The Adviser generally will ABSTAIN from voting on proposals requesting shareholder approval for the payment of a retirement bonus to the family of a deceased director or statutory auditor, which is a standard request in Japan, because information to justify the proposal is typically insufficient.

Foreign Issues- Business Entity, Capitalization

Set or Approve the Dividend

The Adviser generally will vote FOR proposals requesting shareholders approve the dividend rate set by management.

Approve Allocation of Income and Dividends

The Adviser generally will vote FOR proposals requesting shareholders approve a board’s allocation of income for the current fiscal year, as well as the dividend rate.

Approve Scrip (Stock) Dividend Alternative

The Adviser generally will vote FOR proposals requesting shareholders authorize dividend payments in the form of either cash or shares at the discretion of each shareholder, provided the options are financially equal. The Adviser generally will vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Authorize Issuance of Equity or Equity-Linked Securities

The Adviser generally will vote FOR proposals requesting shareholder approval to permit the board to authorize the company to issue convertible bonds or other equity-linked debt instruments or to issue shares to satisfy the exercise of such securities.

Authorize Issuance of Bonds

The Adviser generally will vote FOR proposals requesting shareholder approval granting the authority to the board to issue bonds or subordinated bonds.

Authorize Capitalization of Reserves for Bonus Issue or Increase in Par Value

The Adviser generally will vote FOR proposals requesting shareholder approval to increase authorized stock by capitalizing various reserves or retained earnings, which allows shareholders to receive either new shares or a boost in the par value of their shares at no cost.

Increase Issued Capital for Rights Issue

The Adviser generally will vote FOR proposals requesting shareholder approval to increase to issued capital in order to offer a rights issue to current registered shareholders, which provides shareholders the option of purchasing additional shares of the company’s stock, often at a discount to market value, and the company will use the proceeds from the issue to provide additional financing.

Board Authority to Repurchase Shares

The Adviser generally will vote FOR proposals requesting that a board be given the authority to repurchase shares of the company on the open market, with such authority continuing until the next annual meeting.

Authorize Reissuance of Repurchased Shares

The Adviser generally will vote FOR proposals requesting shareholder approval to reissue shares of the company’s stock that had been repurchased by the company at an earlier date.

Approve Payment of Corporate Income Tax

The Adviser generally will vote FOR proposals seeking approval for the use by a company of its reserves in order to pay corporate taxes, which is common practice in Europe.

Cancel Pre-Approved Capital Issuance Authority

The Adviser generally will vote FOR proposals requesting shareholders cancel a previously approved authority to issue capital, which may be necessary in Denmark as companies there do not have authorized but unissued capital that they may issue as needed like their counterparts in other countries.

Allotment of Unissued Shares

The Adviser generally will vote FOR proposals requesting that shareholders give the board the authority to allot or issue unissued shares.

Authority to Allot Shares for Cash

The Adviser generally will vote FOR proposals requesting that shareholders give the board the ability to allot a set number of authorized but unissued shares for the purpose of employee share schemes and to allot equity securities for cash to persons other than existing shareholders up to a limited aggregate nominal amount (a percentage of the issued share capital of the company).

Foreign Issues- Defense Mechanisms

Authorize Board to Use All Outstanding Capital

The Adviser will vote on a CASE-BY-CASE basis on proposals requesting shareholders authorize the board, for one year, to use all outstanding capital authorizations in the event that a hostile public tender or exchange offer is made for the company, which is a common anti-takeover measure in France similar to the way U.S. companies use preferred stock.

Foreign Issues- Auditors

Approve Special Auditors’ Report

The Adviser generally will vote FOR proposals that present shareholders of French companies, as required by French law, with a special auditor’s report that confirms the presence or absence of any outstanding related party transactions. At a minimum, such transactions (with directors or similar parties) must be previously authorized by the board. This part of the French commercial code provides shareholders with a mechanism to ensure an annual review of any outstanding related party transactions.

Appoint Statutory Auditor

The Adviser generally will vote FOR proposals requesting shareholder approval to appoint the internal statutory auditor, designated as independent internal auditor as required by the revised Japanese Commercial Code.

Foreign Issues- Social and Environmental

Authorize Company to Make EU Political Organization Donations

The Adviser generally will ABSTAIN from voting on proposals that seek authorization for the company to make EU political organization donations and to incur EU political expenditures.

APPENDIX C — SALES CHARGE WAIVERS

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R, Class R4 and Class R5 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R, Class R4 and Class R5 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class I shares, Class R shares, Class R4 shares, Class R5 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

APPENDIX D — DESCRIPTION OF STATE RISK FACTORS

State Tax Exempt Funds

The state tax-exempt Funds invest primarily in municipal securities issued by a single state and political sub-divisions of that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state’s tax-exempt investments will be significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, the Fund and other accounts managed by the Adviser may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may focus on a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the values of shares of funds that invest more diversely. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific, tax-exempt investments makes the Funds more vulnerable to the relevant state’s economy and to factors affecting tax-exempt issuers in the state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or to repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

State Specific Information

California

The following information relates specifically to the Columbia California Tax-Exempt Fund. This summary does not purport to be a comprehensive description of all relevant facts. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of the State of California (California or the State) and local agencies in California available as of the date of this Statement of Additional Information. Further, estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than comparable municipal bond funds that do not focus on investments in California issuers.

General Economic Factors.

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

In its most recent report from May 2010, the Department of Finance projected that the California economy started to recover from the recession in the latter part of 2009, but growth in calendar year 2010 and beyond would be slow and would continue to lag slightly behind the national economic recovery as a whole. As of September 2010, unemployment in the state was 12.4 percent, compared to 12.5 percent in January 2010 and 9.7 percent in January 2009. The U.S. unemployment rate for September 2010 was 9.6 percent.

California’s chronic budget crises have been driven by growing state spending commitments funded by temporary spikes in revenues. Once revenues return to their normal trend — or drop precipitously, as has been the case in the recent recession — these commitments cannot be sustained, and dramatic cuts to programs and/or tax increases sometimes have been required. Budgets also have repeatedly been balanced using, at least in part, unrealized assumptions and one-time or temporary measures. As a result, budget deficits have recurred from year to year, and budget gaps are expected to continue to challenge state fiscal leaders in future years.

In 2008 and most of 2009, the state experienced what was the most significant economic downturn since the Great Depression of the 1930s. Since then, the state’s economy has grown slowly. As a result of continuing weakness in the state economy, state tax revenues declined precipitously, resulting in large budget gaps and occasional cash shortfalls.

There can be no assurances that the fiscal stress and cash pressures currently facing the state will not continue or become more difficult, or that continuing declines in state tax receipts or other impacts of the current economic situation will not further materially adversely affect the financial condition of the state.

Recent Developments

On November 16, 2010, a lawsuit was filed in San Francisco Superior Court seeking to prevent completion of the sale of 11 state office properties, which sale is otherwise scheduled to be completed by December 31, 2010. A hearing on a request for a temporary restraining order has been scheduled on November 22, 2010. If the sale cannot be completed before June 30, 2011, it would reduce state revenues in fiscal year 2010-11 by $1.2 billion. The Administration strongly believes that the legislation authorizing the sale and lease back of the 11 state properties is legal and that the proper procedures were followed. The Administration will aggressively defend its actions against this lawsuit.

On November 11, 2010, the Governor announced that he would declare a fiscal emergency and call a special session of the Legislature to begin on December 6, 2010, the first day that the newly-elected Legislature is sworn

in. The Governor intends to present legislation to make spending reductions and other changes to the 2010 Budget Act necessary to address any estimated shortfall in the current fiscal year.

On November 2, 2010, voters approved the following initiative measures, which have an impact on the state budget or finances; all three of these measures are effective immediately:

Proposition 22 restricts the ability of the state to use or borrow money from local governments, and moneys dedicated to transportation financing. It also prohibits actions taken in current and prior budgets to use excise taxes on motor vehicle fuels to offset General Fund costs of debt service on certain transportation bonds, and to borrow money from certain transportation funds.

Proposition 25 reduces the required vote in each house of the Legislature to adopt the annual budget act, “trailer bills” which accompany the budget act, and other appropriations measures to a majority from two-thirds.

Proposition 26 expands the definition of “taxes” under existing Constitutional provisions which require a two-thirds vote of the Legislature to approve.

On October 4, 2010, the California Supreme Court issued its rulings in two cases challenging actions taken as part of the Amended 2009 Budget Act. In Professional Engineers in California Government v. Schwarzenegger, the Court upheld the Governor’s orders requiring state employees to take two furlough days per month on the ground that the Legislature had ratified this action in enacting revisions to the 2008 Budget Act. In St. John’s Well Child and Family Center v. Schwarzenegger, the Court upheld the Governor’s power to use his line-item veto authority in connection with legislation which reduced appropriations as part of the revisions to the Amended 2009 Budget Act.

After lengthy periods of negotiations during which most state employees worked without a contract in place, over the last few months the Administration has reached agreement with a number of state employee bargaining units on new contracts, which have been approved by the Legislature. These new contracts include cost reductions and pension reforms. On November 9, 2010, the Service Employees International Union announced that the membership of nine state employee bargaining units represented by it, collectively representing about half of represented state employees, had ratified new labor agreements negotiated previously with the State.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service (Moody’s), Standard and Poor’s Ratings Services (S&P) and Fitch Ratings (Fitch), assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

The State’s general obligation bonds are currently rated “Al” by Moody’s, “A-” by S&P, and “A-” by Fitch. It is not possible to determine whether or to what extent Moody’s, S&P or Fitch will change its respective rating on California general obligation bonds in the future.

California’s general obligation bonds currently are rated low in comparison to other rated states in the nation. Lower ratings make it more expensive for the State to raise revenue and, in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Additional rating downgrades may negatively impact the marketability and price of securities in the Fund’s portfolio.

California Finances.

General Fund. California’s moneys are segregated among its General Fund and over 1,000 other funds, including special, bond and trust funds. The General Fund consists of revenues received by the California

Treasury (the Treasury) and not required by law to be credited to any other fund, as well as earnings from the investment of California moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the California Legislature and approved by the Governor (including the annual Budget Act), as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

Special Fund for Economic Uncertainties. The State maintains a Special Fund for Economic Uncertainties (SFEU), which is funded with General Fund revenues and which was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller (the Controller) may transfer amounts in the SFEU to the General Fund as necessary to meet cash needs of the General Fund and such transfers are characterized as “loans.” The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.

The legislation creating the SFEU (California Government Code Section 16418) also contains a continuous appropriation authorizing the Controller to transfer the unencumbered balance in the General Fund to the SFEU as of the end of each fiscal year. If, however, at the end of any fiscal year in which it has been determined that there are revenues in excess of the amount that may be appropriated, as defined in subdivision (a) of Section 2 of Article XIIIB of the California Constitution, such transfer must be reduced by the amount of the excess revenues. The estimates of the transfer are made jointly by the State’s Legislative Analyst’s Office (the LAO) and the Department of Finance.

For budgeting and accounting purposes, any appropriation made from the SFEU, other than appropriations contained in California Government Code Section 16418, is deemed an appropriation from the General Fund. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

Budget Stabilization Account. Proposition 58, approved in March 2004, created the Budget Stabilization Account (the BSA) as a second budgetary reserve. Since fiscal year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3% by fiscal year 2008-09) is transferred by the Controller into the BSA no later than September 30 of each fiscal year unless the transfer is suspended or reduced as described below. Those transfers continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement goes back into effect whenever the balance falls below the $8 billion or 5% target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. Proposition 58 also provides that one-half of the annual transfers shall be used to retire Economic Recovery Bonds (ERBs) until a total of $5 billion has been used for that purpose. A total of $1,495 billion of such $5 billion amount has been applied to the retirement of ERBs. See “State Indebtedness — Economic Recovery Bonds” below. Since 2007, the Budget Acts give the Director of Finance the authority to transfer moneys from the BSA back into the General Fund in an amount determined by the Director of Finance to be sufficient to ensure there is a prudent General Fund balance. Using this authority, the Director of Finance ordered the transfer of the entire balance of $1.495 billion from the BSA to the General Fund to address a fiscal emergency proclaimed by the Governor on January 10, 2008. Once moneys are transferred out of the BSA, pursuant to the authority, they will not be replenished by a future fiscal year’s annual transfer unless the California Legislature, by statute, directs additional funds to be transferred from the General Fund into the BSA. Separate from the foregoing process for a budgetary transfer, the BSA may be used to make temporary loans to the General Fund, which must be repaid when the General Fund has available cash.

In light of the condition of the General Fund, the Governor issued an Executive Order on May 28, 2008, suspending the fiscal year 2008-09 transfer of $3,018 billion from the General Fund to the BSA, as had been proposed in the 2008-09 Governor’s Budget. Due to a drastic decline in General Fund revenues, the Governor issued an Executive Order on May 29, 2009, suspending the fiscal year 2009-10 transfer estimated at approximately $2.8 billion from the General Fund to the BSA. There are currently no moneys in the BSA.

The California Budget.

The Budget Process. California’s fiscal year begins on July 1 and ends on June 30 of the following year. The State’s General Fund budget operates on a legal basis, generally using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred. The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the Governor’s Budget). Under California law, the annual proposed Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. Following the submission of the Governor’s Budget, the California Legislature takes up the proposal. As required by the Balanced Budget Amendment (Proposition 58), the California Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of the passage and as set forth in the budget bill.

Under the California Constitution, money may be drawn from the State Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual budget act (each, a Budget Act) as approved by the California Legislature and signed by the Governor. Each Budget Act must be approved by a two-thirds majority vote of each house of the California Legislature. The Governor may reduce or eliminate specific line items in a Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each house of the California Legislature.

Appropriations also may be included in legislation other than a Budget Act. Except as noted in the previous paragraph and in the next sentence, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each house of the California Legislature and be signed by the Governor. Bills containing appropriations for K-12 schools or community colleges require only a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the California Constitution. Funds necessary to meet an appropriation are not required to be in the State Treasury at the time an appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

The estimates and projections contained in the budgets discussed in the following paragraphs are based on a variety of assumptions. There can be no assurances that the financial condition of California will not be further materially adversely affected by actual conditions or circumstances, including but not limited to lower than expected revenues or higher than expected expenditures.

Budgets for Fiscal Years Prior to Fiscal Year 2007-08. During fiscal year 2001-02, following a half decade of strong economic and revenue growth, as the State and national economies fell into a recession and the stock markets dropped significantly, California experienced an unprecedented drop in revenues compared to the prior fiscal year largely due to reduced personal income taxes from stock option and capital gains activity. During the three fiscal years between fiscal year 2001-02 and fiscal year 2003-04, the State encountered severe budgetary difficulties due to reduced revenues and failure to make equivalent reductions in expenditures, resulting in successive budget deficits. The budgets for these fiscal years included substantial reliance on one-time measures, internal borrowing and external borrowing. The State also faced a cash flow crisis during this period, which was relieved by the issuance of revenue anticipation warrants in June 2002 and June 2003, and the issuance of ERBs in the spring of 2004.

California’s economy rebounded during the 2004-05, 2005-06 and 2006-07 fiscal years, resulting in substantially higher General Fund revenues in each such fiscal year than had been projected at the start of the fiscal year. This allowed the budgets in these fiscal years to end with substantial positive balances (although the positive balance declined from approximately $9.9 billion at the end of fiscal year 2005-06 to approximately $3.5 billion at the end of fiscal year 2006-07). The State continued to utilize a combination of expenditure cuts, cost avoidance, internal and external borrowing, fund shifts and one-time measures, such as the securitization of tobacco settlement revenues and the sale of ERBs, to produce balanced budgets. The 2005 Budget Act relied much less on one-time measures than the budgets of the immediately preceding fiscal years, but did include receipt of $525 million from the refinancing of tobacco securitization bonds.

Final estimates relating to the 2006-07 fiscal year, as released in the 2007-08 Governor’s Budget in January 2008, showed that the State experienced more favorable results than were projected at the time the 2006 Budget Act was signed. As a result of revised estimates for fiscal years prior to 2005-06 and improved economic results, which generated increases in tax revenues, the General Fund balance at June 30, 2006, was estimated to be approximately $3,487 billion, of which $3.0 billion was in the SFEU, compared to the original 2006 Budget Act estimate of $1.6 billion in the SFEU.

Fiscal Year 2007-08 Budget. The 2007 Budget Act was adopted by the California Legislature on August 21, 2007, together with a number of implementing measures, and signed by the Governor on August 24, 2007. In approving the 2007 Budget Act, the Governor vetoed $943 million in appropriations from the General Fund, special funds and bond funds (including $703 million in General Fund appropriations). Under the 2007 Budget Act as originally enacted, General Fund revenues and transfers were projected to increase 6%, from $95.5 billion in fiscal year 2006-07 to $101.2 billion in fiscal year 2007-08. The 2007 Budget Act contained General Fund appropriations of $102.3 billion, compared to $101.7 billion in fiscal year 2006-07. The 2007 Budget Act also included the largest reserve of any Budget Act in the State’s history, a total of $4.1 billion. The reserve was made so large because the 2007 Budget Act disclosed a number of risks. By the time the 2008-09 Governor’s Budget was released on January 10,2008, many of these risks had occurred, such that even the planned reserve was not expected to be sufficient to keep the budget in balance through June 30,2008. Accordingly, the Governor called a special session of the California Legislature, which took a series of actions to close the budget gap, and the Governor took certain additional actions not requiring legislative action.

Fiscal Year 2008-09 Budget. The 2008 Budget Act was adopted by the California Legislature on September 16, 2008, together with a number of implementing measures, and signed by the Governor on September 23, 2008. In approving the 2008 Budget Act, the Governor vetoed $714 million in appropriations from the General Fund, special funds and bond funds (including $510 million in General Fund appropriations). This was the longest delay by the California Legislature in adopting a budget in modern history.

The 2008 Budget Act, as originally enacted, resolved a $17.3 billion budget deficit (after implementation of $7.0 billion in actions taken during the February 2008 fiscal emergency special session of the California Legislature) identified in the 2008-09 May Revision. It provided a modest reserve of $1.7 billion for fiscal year 2008-09, but projected a deficit of $1.0 billion in fiscal year 2009-10. Under the 2008 Budget Act as originally enacted, General Fund revenues and transfers were projected to decrease 1.0%, from $103.0 billion in fiscal year 2007-08 to $102.0 billion in fiscal year 2008-09. The 2008 Budget Act contained General Fund appropriations of $103.4 billion, compared to $103.3 billion in 2007-08. The June 30, 2009 total reserve was projected to be $1.7 billion, a decrease of $1.4 billion or 45% compared to the June 30, 2008 reserve. The February 2009 Budget Package made major changes to the 2008 Budget Act.

Since the enactment of the 2008 Budget Act, economic conditions in the State have worsened considerably. The 2009-10 Governor’s Budget projected that the State would end fiscal year 2008-09 with no reserve, compared to the original estimate of $1.7 billion contained in the 2008 Budget Act. Subsequent projections prepared for the 2009 Budget Act estimated a total reserve deficit at June 30, 2009 of $3.4 billion, down $5.1 billion from the 2008 Budget Act estimate. Given the dramatic decline in General Fund revenues and the emergence of a $41.6 billion combined current and budget year General Fund gap, the Governor called three special sessions of the California Legislature on November 6, December 1, and December 19, 2008 to take actions on various budget items in order to reduce expenditures in 2008-09 and address the State’s cash shortage.

Fiscal Year 2009-10 Budget. The California Legislature passed on February 19, 2009, and the Governor signed on February 20, 2009, the Initial 2009 Budget Act that addressed the combined deficit of $41.6 billion in fiscal years 2008-09 and 2009-10. The Initial 2009 Budget billion in additional budget solutions, to be placed before the voters on May 19, 2009. These measures were all rejected by the voters.

As the recession deepened throughout the spring, revenues continued to erode and the budget had again fallen out of balance. On July 1, 2009 the Governor declared a fiscal emergency and called a special session of the California Legislature to solve the new $24.3 billion deficit. The California Legislature passed on July 24, 2009, and the Governor signed on July 28, 2009, the Amended 2009 Budget Act. Under the Amended 2009 Budget Act, General Fund expenditures for fiscal year 2008-09 are projected at $91.5 billion, a decrease of $11.9 billion compared with 2008 Budget Act estimates. This primarily includes a decrease of $10.4 billion in expenditure reductions offset by, among other things, $2.8 billion of federal stimulus funds and $1.5 billion in increased taxes,

As part of the Amended 2009 Budget Act, the Department of Finance assumed that revenues in fiscal year 2009-10 would be $3.0 billion lower than the level assumed in the 2009-10 May Revision forecast. The Department of Finance also revised revenues prior to 2008-09 upward by an increase of $1.3 billion to account for a prior-year adjustment that affects the beginning balance, and reduced 2008-09 revenues by $1.8 billion, for an aggregate reduction over all fiscal years of $3.5 billion. The change for fiscal years prior to 2008-09 is related to the 2008 Budget Act provision that imposed a 20% penalty for corporations that understate their tax liability by $1 million or more. The penalty revenues, which were received in 2008-09 but attributable to prior years, resulted in a positive $1.3 billion prior-year adjustment to corporation tax revenues for years prior to 2008-09. The Department of Finance assumed a $1.8 billion reduction to revenues in fiscal year 2008-09 from the 2009-10 May Revision forecast based on the trends seen in May and June tax collections. For fiscal years 2008-09 and 2009-10, the revenue reductions were not allocated to any specific revenue source.

The 2010 Budget Act and the State’s cash management plan are based on a variety of assumptions. In the event actual circumstances or conditions differ from those assumptions, the State’s financial condition could be materially adversely affected. The 2010 Budget Act enacted on October 8, 2010, projects to end fiscal year 2010-11 with a $1.3 billion reserve.

Fiscal Year 2010-11 Budget. The Legislature enacted and the Governor signed the 2010 Budget Act on October 8, 2010. Legislation accompanying the 2010 Budget Act provided for certain payment deferrals to improve the state’s cash position in fiscal year 2010-11; made significant changes in the law providing pensions for primarily future state government employees; approved several new employee bargaining agreements which generally included cost reductions and increased employee contributions to pension funds; and provided for submission to the voters at the next statewide general election of an amendment to the state Constitution which would strengthen existing provisions for a budget reserve fund and place limits on state spending in certain years in which state revenues exceed a specified cap.

On November 10, 2010, the Legislative Analyst’s Office released a report titled “The 2011-12 Budget: California’s Fiscal Outlook” (the “LAO Report”). Using a variety of estimates and assumptions, the LAO Report projects the State will incur a budget deficit of about $6.1 billion in fiscal year 2010-11 (compared to a budgeted positive reserve balance of $1.3 billion), and will face a budget gap of an additional $19 billion in fiscal year 2011-12, if no corrective actions are taken. The LAO Report also projects sizable budget gaps in the range of $20 billion annually for the years 2012-13 through 2015-16.

Actions that may be taken by California’s Legislature or Governor in the current or future years to address California’s current or future budget deficits cannot be predicted. Future California budgets will be affected by national and State economic conditions and other factors over which the Fund has no control. Additional information concerning California’s budget and financial condition may be obtained from the State’s Department of Finance website at http://www.dof.ca.gov, and California’s Legislative Analyst’s Office at

http://www.lao.ca.gov. Information provided on these websites is not incorporated as part of this Statement of Additional Information.

American Recovery and Reinvestment Act

Congress enacted the American Recovery and Reinvestment Act (ARRA) in February 2009, which provides approximately $787 billion of economic stimulus actions in the form of direct payments from the federal government and tax relief to individuals and businesses nationwide. The stimulus bill provides approximately $330 billion in aid to states, approximately $170 billion for federal projects and non-state aid and approximately $287 billion of tax relief.

The California Recovery Task Force (the Recovery Task Force) estimates ARRA will have an $85.4 billion effect in California, including $55.2 billion in State aid and an additional $30.2 billion in tax relief. The Recovery Task Force believes that over the 18 month course of ARRA, Californians can expect to see a $19.5 billion investment in health and human services, $11.8 billion investment in education, $5.2 billion investment in labor and workforce development, and $4.7 billion investment in transportation infrastructure. The Amended 2009 Budget Act includes an estimated $4.9 billion of federal stimulus revenues being available to offset General Fund expenditures in the 2009-10 fiscal year.

State Indebtedness.

The California Treasurer (the Treasurer) is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase obligations and short-term obligations, including revenue anticipation notes and revenue anticipation warrants, when due.

General Obligation Bonds. The California Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide a continuing appropriation from the General Fund of all debt service payments on general obligation bonds, subject only to the prior application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Under the California Constitution, the appropriation to pay debt service on the general obligation bonds cannot be repealed until the principal of and interest on the bonds has been paid. Certain general obligation bond programs, called “self-liquidating bonds,” receive revenues from specified sources so that moneys from the General Fund are not expected to be needed to pay debt service, but the General Fund is liable as a back-up if the specified revenue source is not sufficient. The principal self-liquidating bond programs are (1) the ERBs, supported by a special sales tax, and (2) veterans general obligation bonds, supported by mortgage repayments from housing loans made to military veterans. As of October 1, 2010, the state had outstanding $76,810,154,000 aggregate principal amount of long-term general obligation bonds, of which $68,098,479,000 were payable primarily from the state’s General Fund, and $8,711,675,000 were “self-liquidating” bonds payable first from other special revenue funds. As of October 1, 2010, there were unused voter authorizations for the future issuance of $42,884,259,000 of long-term general obligation bonds, some of which may first be issued as commercial paper notes (see “General Obligation Commercial Paper Program” below). Of this unissued amount, $1,306,210,000 is for general obligation bonds payable first from other revenue sources.

Under California law, the State must pay the principal of any general obligation bonds (except for the ERBs) that are subject to optional or mandatory tender and that are not remarketed or, if applicable, purchased by financial institutions that provide liquidity support to the State. The State has not entered into any interest rate hedging contracts in relation to any of its variable rate general obligation bonds.

Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issues, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. It is currently the State’s policy to use commercial paper notes for a portion of the interim funding of voter-approved projects. The balance of such funding has in the past been done through internal loans from the State’s PMIA. The State then issues long-term general obligation bonds from time to time to retire its general obligation commercial paper notes (and internal loans). Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2 billion in aggregate principal amount at any time. This maximum amount may be increased or decreased in the future. As of November 1, 2010, $1,292,170,000 aggregate principal amount of general obligation commercial paper notes were outstanding.

Bank Arrangements. In connection with the letters of credit or other credit facilities obtained by the State in connection with variable rate obligations and the commercial paper program, the State has entered into a number of reimbursement agreements or other credit agreements with a variety of financial institutions. These agreements include various representations and covenants of the State, and the terms (including interest rates and repayment schedules) by which the State would be required to repay any drawings (including drawings resulting from any failed remarketings) on the respective letters of credit or other credit enhancement to which such credit agreements relate. To the extent that any variable rate obligations cannot be remarketed over an extended period (whether due to reductions in the credit ratings of the institution providing credit enhancement or other factors), interest payable by the State pursuant to the reimbursement agreement or credit agreement would generally increase over current market levels relating to the variable rate obligations, and the principal repayment period would generally be shorter (typically less than five years) than the repayment period otherwise applicable to the variable rate obligation. On occasion the State’s variable rate obligations have not been remarketed resulting in draws on the applicable credit facilities.

Lease-Purchase Obligations. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. Such facilities are leased to a State agency, the California State University, or the University of California under a long-term lease that provides the source of payment as the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State’s lease obligation, which certificates of participation are then marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of “indebtedness” within the meaning of the California constitutional provisions that require voter approval. Rental payments in connection with certain of the lease-purchase financings are payable from special funds rather than the General Fund. In addition, recent legislation provides California’s court system with increased fees to support up to $5 billion of lease-revenue bond authority to expand and repair its infrastructure to address significant caseload increases and reduce delays. The state had $9,761,885,000 in lease-revenue obligations outstanding as of October 1, 2010. The State Public Works Board, which is authorized to sell lease-revenue bonds, had $12,272,464,280 authorized and unissued as of November 1, 2010.

Non-Recourse Debt. Certain California agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which obligations are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had approximately $57 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2010.

Future Issuance Plans. Between November 2006 and August 2009, voters and the California Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds, which are paid solely from the General Fund. This new authorization substantially increased the current amount of such General Fund-supported debt authorized and unissued to about $64.8 billion as of October 1, 2009. In order to address the expenditure needs for these new authorizations, along with those that existed before 2006, the State increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08. The amounts and timing of future issuance of general obligation and lease revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bonds are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds that may be approved. As of November 1, 2010, there were approximately $41.6 billion of authorized and unissued voter-approved general obligation debt payable from the General Fund and approximately $12.3 billion of authorized and unissued lease revenue bonds.

Disruptions in financial markets and uncertainties about the State’s budget condition have caused significant disruptions over the past year in the State’s bond issuance program. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. In March 2009, the State issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the State’s history (excluding ERBs). A few weeks later, the State took advantage of a new federal program called “Build America Bonds” (BABs) to issue $6.86 billion of federally taxable general obligations bonds, of which $5.3 billion were BABs. BABs are bonds whose interest is subject to federal income tax, but the U.S. Treasury will repay to the State an amount equal to 35% of the interest cost on the BABs. This will result in a net interest expense lower than that which the State would have had to pay for tax-exempt bonds at the same time and in the same amount. Starting in April 2009 and through September 2010, the state has issued a significant amount of BABs, including $10.39 billion of general obligation bonds and $551 million of lease-revenue bonds. The aggregate amount of the subsidy payments to be received from fiscal year 2010-11 through the maturity of these bonds (mostly 20 to 30 years) is approximately $7.3 billion for the general obligation BABs and $327 million for the lease-revenue BABs. The State subsequently issued additional general obligation bonds and lease revenue bonds as BABs, as well as tax-exempt and federally taxable issues which were not BABs.

Based on the current Department of Finance projections of program expenditure needs, without taking into account any future authorizations that may occur, the Treasurer has estimated that the aggregate amount of outstanding general obligation and lease revenue bonds based on current voter and legislative authorizations is estimated to peak at approximately $111.8 billion by June 2016, compared to the current total outstanding amount of approximately $66.5 billion. The annual debt service costs on this amount of debt is estimated by the Treasurer to peak in fiscal year 2017-18 at approximately $9.75 billion compared to approximately $5.9 billion budgeted in fiscal year 2009-10. (These estimates do not include ERBs, described below, or veterans general obligation bonds supported by mortgage repayments from housing loans made to military veterans, nor do they take into account potential benefits from future refunding opportunities.)

There also have been proposed several new bond initiatives, including $9.3 billion for water, $23.9 billion for K-12 schools and higher education, and $7.7 billion for various lease revenue bond-funded programs. If voters approve additional general obligation bonds at future elections and the California Legislature authorizes additional lease revenue bonds consistent with those supported by the Governor, debt service will increase commensurately. In addition, in light of the substantial drop in General Fund revenues since fiscal year 2007-08 and the projections for substantial new bond sales in the future, the ratio of debt service on general obligation and lease revenue bonds supported by the General Fund to annual General Fund revenues can be expected to increase significantly in future years.

Economic Recovery Bonds. The California Economic Recovery Bond Act (Proposition 57) was approved by voters on March 2, 2004. Proposition 57 authorized the issuance of up to $15 billion in ERBs to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax that became effective July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State’s full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds.

In May and June 2004, the State issued $10,896 billion principal amount of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion. In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor’s Budget, the State issued approximately $3,179 billion of additional ERBs on February 14, 2008, generating net proceeds of $3.313 billion, which were transferred to the General Fund. No further ERBs can be issued under Proposition 57, except refunding bonds, which may be issued in the future. (The Department of Finance had determined that the full $15 billion voter authorization could not be issued because of the previous repayment of certain June 30, 2004 obligations eligible for financing pursuant to Proposition 57.)

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus State property, and (iii) 50% of each annual deposit, up to $5 billion in the aggregate, of deposits in the BSA. As of October 2010, funds from these sources have been used for early retirement of approximately $3,98 billion of bonds during fiscal years 2005-06 through 2010-11, including $472 million which was transferred from the BSA in fiscal year 2006-07 and $1.023 billion transferred from the BSA in fiscal year 2007-08. As of September 1, 2010 a total of $7.28 billion of ERBs has been retired, leaving a principal balance of $7.39 billion. The Governor suspended both the 2008-09 and 2009-10 BSA transfers due to the condition of the General Fund.

Because of the sharp reduction in taxable sales as a result of the recent economic recession, the Special Sales Tax Revenues (“SSTRs”) collected from the one-quarter cent tax dedicated to repayment of the ERB debt decreased to a level which did not provide adequate coverage above the required debt service amounts for the 2004 and 2008 ERBs. In order to restore adequate coverage, the state restructured the ERB debt through the issuance of approximately $3.435 billion ERB refunding bonds on November 5, 2009. The restructuring reduced annual debt service costs to come into alignment with reduced tax revenues, with a coverage target of at least 1.3 times. The ratings for all ERBs have since been raised to levels above the state’s general obligation bond ratings.

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus state property, and (iii) fifty percent of each annual deposit, up to $5 billion in the aggregate, of deposits in the BSA. As of October 2010, funds from these sources have been used for early retirement of approximately $3,98 billion of bonds during fiscal years 2005-06 through 2010-11, including $472 million which was transferred from the BSA in fiscal year 2006-07 and $1.023 billion transferred from the BSA in fiscal year 2007-08. As of September 1, 2010 a total of $7.28 billion of ERBs has been retired, leaving a principal balance of $7.39 billion.

Legislation enacted as part of the 2010 Budget Act put a Constitutional amendment on the next statewide general election ballot that, if approved, would strengthen the “rainy day” fund created by Proposition 58. Although this proposed amendment would not change the $5 billion limit for ERB payments from the BSA, it is expected to make it more difficult to suspend future BSA payments and, therefore, would likely result in additional BSA related ERB redemptions.

The Governor suspended each of the fiscal years 2008-09, 2009-10 and 2010-11 BSA transfers due to the condition of the General Fund.

Tobacco Settlement Revenue Bonds. In 1998, the State signed a settlement agreement (the Master Settlement Agreement or MSA) with the four major cigarette manufacturers (the participating manufacturers or PMs). In 2004, two of the four original PMs merged. Under the MSA, the participating manufacturers agreed to make payments to the State in perpetuity, which payments amount to approximately $25 billion (subject to adjustments) over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the cigarette manufacturers will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and Sari Jose). The specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA allow reduction of the participating manufacturers’ payments for decreases in cigarette shipment volumes by the settling participating manufacturers, payments owed to certain “Previously Settled States” and certain types of offsets for disputed payments, among other things. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

Chapter 414, Statutes of 2002, enacted Government Code Sections 63049 to 63049.5 (the Tobacco Securitization Law), which authorized the establishment of a special purpose trust to purchase those assets. The bill also authorized that entity to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. An initial sale of 56.57% of the State’s tobacco settlement revenues producing $2,485 billion in proceeds was completed in January 2003 (Series 2003A Bonds). A second sale of the remaining 43.43% of the State’s tobacco settlement revenues, which produced $2,264 billion in proceeds, was completed in September 2003 (Series 2003B Bonds). Chapter 225, Statutes of 2003, amended the Tobacco Securitization Law to require the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second (and only the second) sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient therefore. The California Legislature is not obligated to make any such requested General Fund appropriation.

In August 2005, the Series 2003B Bonds were refinanced with a series of refunding bonds (Series 2005A Bonds), retaining substantially all of the covenants of the original issue, including the covenant regarding the request for a General Fund appropriation in the event tobacco settlement revenues fall short. In return for providing this covenant, the State was paid a credit enhancement fee of $525 million as part of the refinancing, which was deposited into the General Fund. In March 2007, the state completed a refunding of all of the Series 2003A Bonds. This refunding generated additional proceeds of approximately $1.258 billion which were used (i) to offset the General Fund cost for the initial years of a litigation settlement related to the 2004-05 suspension of the Proposition 98 guarantee and (ii) for other purposes, such as funding capital projects. Some of these moneys were used for General Fund expenses in 2007-08.

Under the MSA, an independent auditor calculates each year whether the PMs have lost more than 2% of the market share they held in 1997 to the non-participating manufacturers (NPMs) and, if so, a nationally recognized firm of economic consultants determines whether the MSA was a significant factor that contributed to the loss in market share. If the nationally recognized economic consultants confirm the MSA was a significant factor, the PMs are then authorized to withhold up to three times the percentage of the market share loss above the 2% threshold for the specified calendar year payment.

The PMs made this assertion of market share loss in 2005, 2006 and 2007 for the calendar year 2003, 2004 and 2005 payments, respectively. Each assertion was confirmed and the PMs were authorized to withhold the specified amount from that year’s scheduled payment. In April 2008, the PMs made this assertion for the 2006 calendar year, and a final decision in favor of the PMs was issued at the end of March 2009. In 2006, 2007 and 2008, two of the three original PMs deposited their respective shares of the 2003, 2004 and 2005 NPM adjustments into the disputed payments account, and such funds were not disbursed to the states with the PMs’ annual payments for those years. As a result, the tobacco settlement revenues due to the State in April 2006 were reduced by $50.9 million, in April 2007 by $44 million, in April 2008 by $33.9 million, in April 2009 by $32.8 million and in April 2010 by 35.3 million (which represented receipts from 2005, 2006, 2007, 2008 and 2009 respectively). Nevertheless, the amount of tobacco settlement revenues received in 2006, 2007, 2008 and 2009 was in excess of the required debt service payments. In February 2009, the 2005 NPM adjustment was released from the disputed payments account to the States as part of an agreement reached by the states and the PMs relating to a multi-state arbitration for the 2003 NPM adjustment.

Flood Litigation Settlement. In 2006, the State settled a lawsuit (referred to as the Poterno case) arising from liability for past flood damages through a stipulated judgment in the amount of $428 million, which provided that the State would make annual payments of $42.8 million, plus interest, for 10 years; the payments are subject to annual appropriation by the California Legislature. The California Legislature has included the required annual installment in each Budget Act since the settlement was approved. This matter is not treated as a “debt” of the State for any legal or constitutional purposes.

Obligations in Connection with Proposition 1A. The Amended 2009 Budget Act provides for State borrowing, pursuant to Proposition 1A (as defined herein), of approximately $1.935 billion of local property tax revenues. In accordance with Proposition 1A of 2004, the State is required to repay such revenues (plus interest at a rate to be determined by the Director of Finance, and certain other amounts) no later than June 2013. Legislation implementing the borrowing in the Amended 2009 Budget Act provides authority to local governments to sell their right to receive State repayment to a joint powers authority, which would issue bonds backed by the State’s repayment obligation. The repayment obligation will include interest and issuance costs for the joint powers authority bonds.

On November 19, 2009, the California Statewide Communities Development Authority, a joint powers authority, issued $1,895,000,000 of bonds which are secured by the State’s obligation to make payments pursuant to Proposition 1A of 2004.

Cash Flow Borrowings. As part of its cash management program, California has regularly issued short-term obligations to meet cash flow needs. The State has issued revenue anticipation notes (RANs or Notes) in 22 of the last 23 fiscal years. In fiscal year 2008-09, the State issued $5.5 billion of RANs, which matured and were paid prior to June 30, 2009. On September 29, 2009, the State issued $8.8 billion of RANs which are scheduled to mature in May and June 2010. If the State determines that additional cash resources are needed for its cash management program during fiscal year 2009-10, the State may seek additional external borrowing. If the State expects it can repay such additional borrowing by June 30, 2010, it would issue additional RANs. The State also may issue Revenue Anticipation Warrants (RAWs) maturing in the current or the succeeding fiscal year. The issuance of RAWs would result in adding cash resources to the unapplied money in the General Fund, which could permit the State to pay its obligations in the current fiscal year, including any RANs issued in fiscal year 2009-10. The State also is authorized to issue Refunding RAWs to refund maturing RAWs. The State issued RAWs to bridge short-term cash flow shortages in 1992, 1993, 1994, 2002 and 2003.

Inter-fund Borrowing. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. In the event the General Fund is or will be exhausted, the Controller is required to notify the Governor and the PMIB (composed of the Director of Finance, the Treasurer and the Controller). The Governor may then order the Controller to direct the transfer of all or any part of the moneys not needed in special funds to the General Fund, as determined by the PMIB. All money so transferred must be returned to the special fund from which it was transferred as soon as there is sufficient money in the General Fund to do so. Transfers cannot be made which will interfere with the objective for which such special fund was created, or from certain specific funds. In general, when moneys transferred to the General Fund in any fiscal year from any special fund pursuant to the inter-fund borrowing mechanism exceed 10% of the total additions to such special fund as shown in the statement of operations of the preceding fiscal year as set forth in the Budgetary/Legal Basis Annual Report of the Controller, interest must be paid on such excess at a rate determined by the PMIB to be the current earning rate of the PMIA. This provision does not apply to temporary borrowings from the BSA or other accounts within the General Fund.

Sources of Tax Revenues.

In fiscal year 2007-08, approximately 90% of the State’s General Fund revenues and transfers were derived from personal income taxes, corporation taxes and sales and use taxes. The following are brief summaries of the major sources of tax revenues in California.

Personal Income Tax. The California personal income tax, which accounted for 53% of General Fund revenues and transfers in fiscal year 2007-08, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1% to 9.3%. For tax years 2009 and 2010, the rates will range from 1.25% to 9.55%. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax (AMT), which is much like the federal AMT. The personal income tax structure is considered to be highly progressive. For example, the California Franchise Tax Board indicates that the top 1% of taxpayers paid 48.1% of the total personal income tax in tax year 2007.

Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxable income over $1 million in addition to the 9.3% rate (9.55% for tax years 2009 and 2010). The surcharge became effective January 1, 2005. The proceeds of the tax surcharge are required to be used to expand county mental health programs.

Taxes on capital gains realizations, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for as much as 14.8% and as little as 4.5% of General Fund revenues over the past 10 years. The 2010 Budget Act projects that capital gains will account for 3.6 percent of General Fund revenues and transfers in fiscal year 2009-10 and 5.6 percent in fiscal year 2010-11.

Sales and Use Tax. The sales and use tax (referred to herein as the sales tax), which accounted for 26% of General Fund revenues and transfers in fiscal year 2007-08, is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

The California use tax is imposed at the same rates as the regular sales tax on consumers of tangible personal property that is used, consumed, or stored in this State. Use tax applies to purchases from out-of-state vendors that are not required to collect tax on their sales. Use tax also applies to most leases of tangible personal property.

Corporation Tax. The corporation tax accounted for 10.6 percent of General Fund revenues and transfers in fiscal year 2009-10. Corporation tax revenues are derived from the following taxes: (1) the franchise tax and the corporate income tax, which are levied at an 8.84% rate on profits; (2) an additional 2% tax on the net income of banks and other financial corporations; (3) the AMT, which is imposed at a rate of 6.65%; (4) a minimum franchise tax of up to $800 imposed on certain corporations subject to the franchise tax; (5) a 1.5% tax on profits of sub-Chapter S corporations; and (6) fees paid by limited liability companies, which account for approximately 2.8% of corporation tax revenue.

Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5%, surplus lines and nonadmitted insurance at 3% and ocean marine insurers at 5% of underwriting profits. The Board of Equalization ruled in December 2006 that the premium tax insurers pay should be calculated on a cash basis rather than the accrual method required by the Department of Insurance. This ruling is expected to result in a total loss of $406 million spread over several years; the impact was $15 million in fiscal year 2008-09 and is estimated to be $11 million in fiscal year 2009-10, $230 million in fiscal year 2010-11, and $149 million in fiscal year 2011-12.

Estate Tax; Other Taxes. The State estate tax is based on the State death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Relief Reconciliation Act of 2001 (the Economic Growth and Tax Relief Reconciliation Act) phases out the federal estate tax by 2010. As a consequence, the Economic Growth and Tax Relief Reconciliation Act resulted in the reduction of the State estate tax revenues by 25% in calendar year 2002, 50% in calendar year 2003, and 75% in calendar year 2004, and the elimination of the State estate tax beginning in calendar year 2005. The provisions of this federal act sunset after 2010. At that time, the federal estate tax will be reinstated along with the State’s estate tax, unless future federal legislation is enacted to make the provisions permanent.

Other General Fund major taxes and licenses include inheritance and gift taxes, cigarette taxes, alcoholic beverage taxes, horse racing license fees and trailer coach license fees.

Special Fund Revenues. The California Constitution and statutes specify the uses of certain revenues. Such receipts are accounted for in various special funds. In general, special fund revenues are composed of three categories of income: (1) receipts from tax levies that are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products; (2) charges for special services to specific functions, including such items as business and professional license fees; and (3) rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties). Motor vehicle related taxes and fees are projected to account for 39 percent of all special fund revenues in fiscal year 2010-11. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. In fiscal year 2010-11, $10.9 billion is projected to come from the ownership or operation of motor vehicles. About $2.9 billion of this revenue is projected to be returned to local governments. The remainder will be available for various state programs related to transportation and services to vehicle owners.

Taxes on Tobacco Products. As a result of Proposition 99, approved by the voters in 1988, and Proposition 10, approved by the voters in 1998, the State imposes an excise tax on cigarettes of $0.87 per pack and equivalent rates on other tobacco products. Tobacco product excise tax revenues are earmarked as follows: (1) $0.50 is deposited in the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs; (2) $0.25 is allocated to the Cigarette and Tobacco Products Surtax Fund, which moneys are appropriated for anti-tobacco education and research, indigent health services and environmental and recreation programs; (3) $0.10 is allocated to the State’s General Fund; and (4) the remaining $0.02 is deposited into the Breast Cancer Fund.

Constitutional Provisions Affecting Revenues and Appropriations.

The following are brief summaries of the major constitutional and legislative actions that have affected tax levying and collections by State and local governments in California:

Article XIIIA. In 1978, California voters approved Proposition 13, which enacted Article XIIIA of the California Constitution (Article XIIIA) and which, as amended, generally caps the maximum real property tax that may be imposed on real property to 1%, caps annual increases in assessed property values at 2%, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Article XIIIA also gave the California Legislature responsibility for allocating the remaining proceeds of the property tax.

Article XIIIB. In 1979, California voters approved Proposition 4, the so-called “Gann Initiative,” which added Article XIIIB to the California Constitution (Article XIIIB). Article XIIIB was amended by the voters in June 1990 through their approval of Proposition 111. Article XIIIB limits the annual appropriations of the State and of any city, county, school district, authority or other political subdivision of the State to the level of the appropriations limit for the prior fiscal year, as adjusted annually for changes in the cost of living, population and cost of services rendered by the governmental entity. The “base year” for establishing such appropriation limit is fiscal year 1978-79. Increases in appropriations by a governmental entity are also permitted (i) if financial responsibility for providing services is transferred to the governmental entity, or (ii) for emergencies, so long as the appropriations limits for the three years following the emergency are reduced to prevent any aggregate increase above the Constitutional limit. Decreases are required where responsibility for providing services is transferred from the government entity.

Appropriations of an entity of local government subject to Article XIIIB include generally any authorization to expend during the fiscal year the proceeds of taxes levied by the State or other entity of local government, exclusive of certain State subventions, refunds of taxes, benefit payments from retirement, unemployment insurance and disability insurance funds. Appropriations subject to limitation pursuant to Article XIIIB do not include debt service on indebtedness existing or legally authorized as of January 1, 1979, on bonded indebtedness thereafter approved according to law by a vote of the electors of the issuing entity voting in an election for such purpose, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects and appropriations by the State of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990, levels. “Proceeds of taxes” include, but are not limited to, all tax revenues and the proceeds to any entity of government from (i) regulatory licenses, user charges and user fees to the extent such proceeds exceed the cost of providing the service or regulation, (ii) the investment of tax revenues and (iii) certain State subventions received by local governments. Article XIIIB includes a requirement that if an entity’s revenues in any year exceed the amount permitted to be spent, the excess must be returned by revising tax rates or fee schedules over the subsequent two fiscal years.

Proposition 62. In 1986, California voters approved Proposition 62 (Proposition 62), which requires a super-majority approval of local government taxes. Two-thirds of the local entity’s legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds of the electorate must approve any special tax for specific purposes.

Proposition 98. In 1988, California voters approved Proposition 98 (Proposition 98) as an amendment to the California Constitution, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the California Legislature, by a two-thirds vote in both houses and with the Governor’s concurrence, to suspend the minimum funding formula for a one-year period. The fiscal year 2004-05 budget suspended the level of Proposition 98 spending by setting a statutory funding target approximately $2 billion lower than the Constitutional guarantee. This suspended amount was fully paid in fiscal year 2005-06. However, subsequent growth in General Fund revenues increased the fiscal year 2004-05 Proposition 98 amount by an additional $1.6 billion, bringing the total value of the legislative suspension to $3.6 billion. Because the Proposition 98 minimum guarantee is calculated based on prior-year funding, the fiscal year 2005-06 funding level was also affected by the increased revenues and was $1.1 billion less than the statutory target levels. This suspended amount is added to the existing maintenance factor, or the difference between Proposition 98 guarantees and actual appropriations. The unpaid additional funding requirements were the subject of a lawsuit by the California Teachers Association, which has been settled. The State agreed to retire the $2.8 billion obligation with a $300 million payment in fiscal year 2007-08 and further annual payments of $450 million beginning in fiscal year 2008-09 until the entire obligation is repaid. The Department of Finance estimates that deferred Proposition 98 payments will total $9.5 billion as of the end of the 2010-11 fiscal year. The deferred Proposition 98 payments will be repaid pursuant to the constitutional repayment formula in years when state revenue increases.

Article XIIIC and Article XIIID. In 1996, California voters approved Proposition 218, entitled the Right to Vote on Taxes Act (Proposition 218), which enacted Article XIIIC (Article XIIIC) and Article XIIID (Article XIIID) to the California Constitution. Article XIIIC and Article XIIID contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges. The interpretation and application of certain provisions of Proposition 218 will ultimately be determined by the courts with respect to some of the matters discussed below. It is not possible at this time to predict with certainty the future effect of such interpretations.

Article XIIIC requires that all new local taxes be submitted to the electorate before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes, even if deposited in a general fund, require a two-thirds vote. Article XIIIC further provides that any general purpose tax imposed, extended or increased without voter approval after December 31, 1994, may continue to be imposed only if approved by a majority vote in an election which must be held within two years of November 5, 1996. Article XIIIC also expressly extends the initiative power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees and charges were imposed. Article XIIIC expands the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power. This extension of the initiative power is not limited by the terms of Article XIIIC to fees imposed after November 6, 1996, and, absent other legal authority, could result in the retroactive reduction in any existing taxes, assessments, fees or charges. Assessments, fees and charges are not defined in Article XIIIC, and it is unclear whether these terms are intended to have the same meanings for purposes of Article XIIIC as for Article XIIID described below. If not, the scope of the initiative power under Article XIIIC potentially could include any general fund local tax, assessment or fee not received from or imposed by the federal or State government or derived from investment income.

Article XIIID also added several new provisions relating to how local agencies may levy and maintain assessments for municipal services and programs. These provisions include, among other things, (i) a prohibition against assessments which exceed the reasonable cost of the proportional special benefit conferred on a parcel, (ii) a requirement that the assessment must confer a special benefit, as defined in Article XIIID, over and above any general benefits conferred, and (iii) a majority protest procedure which involves the mailing of a notice and a ballot to the record owner of each affected parcel, a public hearing and the tabulation of ballots weighted according to the proportional financial obligation of the affected party. Assessment is defined in Article XIIID to mean any levy or charge on real property for a special benefit conferred on the real property.

Proposition IA. On November 2, 2004, California voters approved Proposition 1A (Proposition 1A), which amended the California Constitution to reduce the State’s authority over major local government revenue sources. Under Proposition 1 A, the State may not (i) reduce local sales tax rates or alter the method of allocating the revenue generated by such taxes, (ii) shift property taxes from local governments to schools or community colleges, (iii) change how property tax revenues are shared among local governments without two-third approval of both houses of the California Legislature, or (iv) decrease vehicle license fee revenues without providing local governments with equal replacement funding. Proposition 1A permits the State to shift a limited amount of local government property tax revenue to schools and community colleges if certain conditions are met, including: (a) a proclamation by the Governor that the shift is needed due to a severe financial hardship of the State and (b) approval of the shift by the California Legislature with a two-thirds vote of both houses. In the event of such a shift, the State is required to repay local governments for their property tax losses, with interest, within three years. Proposition 1A allows the State to approve voluntary exchanges of local sales tax and property tax revenues among local governments within a county. Proposition 1A also amends the California Constitution to require the State to suspend certain State laws creating mandates in any year that the State does not fully reimburse local governments for their costs to comply with the mandates; provided, however, that such provision does not apply to mandates relating to schools or community colleges or to mandates relating to employee rights.

The purpose of Proposition 1A is to increase and stabilize local government revenues. Proposition 1A could also, however, result in decreased resources being available for State programs. Such a decrease, in turn, could affect actions taken by the State to resolve budget difficulties, including increasing State taxes, decreasing spending on certain State programs or even suspending or otherwise circumventing Proposition 1A in order to appropriate local government revenues. See “State Indebtedness — Obligations In Connection with Proposition 1A” above.

Future Initiatives. Article XIIIB, Article XIIIC, Article XIIID, Proposition 62, Proposition 98 and Proposition 1A were each adopted as measures that qualified for the ballot pursuant to the State’s Constitutional initiative process. From time to time other initiative measures could be adopted, affecting the ability of the State to increase or apply revenues and to make or increase appropriations.

Litigation.

The State is continually a party to numerous legal proceedings, many of which could have an adverse effect on the State’s financial condition. Pending litigation currently includes, but is not limited to, cases involving issues related to taxes, environmental matters, health care, tribal gaming, transportation, education, and the State’s prison system, all of which, if decided adversely to California, could result in significant General Fund expenditures or otherwise affect the ability of the State to raise revenues.

Local Governments.

The primary units of local government in California are the 58 counties (the Counties), which range in population from approximately 1,100 in Alpine County to approximately 10 million in Los Angeles County. Counties are responsible for providing many basic services within the State, including indigent health care, welfare, jails and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities and other services. Local government revenues have been constrained since Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (i.e., taxes devoted to a specific purpose) without two-thirds voter approval. Proposition 218, which enacted additional Constitutional amendments in 1996, further limited the ability of local governments to raise taxes, fees and other exactions. See “Constitutional Provisions Affecting Revenues and Appropriations —Article XIIIA” and — “Article XIIIC and Article XIIID” above.

Counties, in particular, have had fewer options to raise revenues than many other local government entities, while they have been required to maintain many services. In the aftermath of the approval of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the California Legislature reduced the post-Proposition 13 aid to local government entities, other than K-12 schools and community colleges, by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the California Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation and the enactment of Proposition 1A in 2004 dramatically changed the state-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the state-local agreement) in connection with the 2004 Budget Act. One change related to the reduction of the vehicle license fee (VLF) rate from 2% to 0.65% of the market value of the applicable vehicle. In order to protect local governments, which had previously received all VLF revenues, the 1.35% reduction in VLF revenue to cities and counties from this rate change was offset by an increase in the amount of property tax revenues received by the cities and counties. This worked to the benefit of local governments, because the offset amounts increased annually in proportion to the growth in secured real property tax revenues, which had historically grown at a higher rate than VLF revenues. This arrangement continues without change in the 2009 Budget Act.

Pursuant to statutory changes made in conjunction with the 2009 Budget Act, the VLF rate increased from 0.65% to 1.15% effective May 19, 2009. Of this 0.50% increase, 0.35% flows to the General Fund and 0.15% supports various law enforcement programs previously funded by the General Fund. This increased VLF rate will be effective through the 2010-11 fiscal year. See also “State Indebtedness — Obligations In Connection with Proposition 1 A” and “Constitutional Provisions Affecting Revenues and Appropriations — Proposition 1 A.”

Economic, Political, Social and Environmental Conditions.

Changes in economic, political, social or environmental conditions on a local, State, federal and/or international level may adversely affect California’s financial condition, as well as investment risk generally. Such conditional changes may include (but are not limited to) fluctuations in business production, consumer prices or financial markets, unemployment rates, technological advancements, shortages or surpluses in natural resources or energy supplies, changes in law, social unrest, fluctuations in the crime rate, political conflict, acts of war or terrorism, environmental damage and natural disasters.

Connecticut

The following information relates specifically to Columbia Connecticut Tax-Exempt Fund. This summary does not purport to be a comprehensive description of all relevant facts for the Fund. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of Connecticut and local agencies in Connecticut available as of the date of this Statement of Additional Information. The Fund assumes that all such material was prepared and published in a manner consistent with current standards of disclosure. Further, estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of Connecticut municipal securities than comparable municipal bond funds that do not focus on investments in Connecticut issuers.

Introduction. The State, together with the nation as a whole, is facing economic and fiscal challenges brought on by the current recession. These challenges for the State include fiscal year deficits and falling employment, among other issues. The State Office of Policy and Management monitors such matters and generally issues a report periodically estimating the current fiscal year deficit. The State Comptroller issues a similar report periodically. From time to time the legislature’s Office of Fiscal Analysis also issues reports covering these matters. The most current such information is described below under “State General Fund,” which should be considered together with the other information set forth herein.

The State’s current and projected fiscal and economic condition, as described herein, is subject to change based on a number of factors. Such factors include, but are not limited to: (a) developments with respect to the national economy as a whole, (b) developments with respect to the financial services sector of the economy, (c) developments in the world economy, and in particular commodity prices such as oil, (d) federal fiscal and economic policies, including fiscal stimulus efforts in general and the effect of such stimulus efforts in the State and the amount of federal aid to the State, (e) the extent to which the federal stimulus legislation, and in particular The American Recovery and Reinvestment Act of 2009 (the “ARRA”), as enacted and implemented, provides less federal aid to the State than was anticipated in the adopted biennial budget, and the resulting need to implement other revenue enhancements or expenditure reductions, and (f) the effect of the State’s constitutional balanced budget requirement and spending cap provisions on the adoption of the biennial budget and the effect spending constraints might have on the State’s economy. Such factors are continually changing, and no assurances can be given with respect to how such factors or other factors will materialize in the future or what effect they will have on the State’s fiscal and economic condition.

Connecticut’s economic performance is measured by personal income, which has been among the highest in the nation, and gross state product (the market value of all final goods and services produced by labor and property located within the State), which demonstrated slower growth in the early 2000s, but expanded at a healthy pace in 2004, surpassing the New England and national growth rates. Since then, Connecticut’s annual growth in gross state product has performed better than the New England region, but mostly slower than the nation. Employment had gained approximately 66,800 jobs by late 2007 since it bottomed out in July of 2003, but in 2008 Connecticut lost jobs.

After enjoying an extraordinary boom during the late 1990s, Connecticut, as well as the rest of the northeast and the nation, experienced an economic slowdown during the recession of the early 2000s. The unemployment rate in the State reached its low of 2.3% in 2000, compared to New England’s average of 2.8% and the national average of 4.0%. After climbing to a high of 5.5% in 2003, Connecticut’s unemployment rate declined to 4.4% for 2006. The current recession brought the unemployment rate up to 8.0% for 2009, compared to the New England average of 8.3% and the national average of 9.3% for the same period. For the first six months of 2010, the State had an unemployment rate of 9.0%, compared with a New England average of 9.0% and the national average of 9.7% for the same period.

General Fund. The State finances most of its operations through its General Fund. However, certain State functions, such as the State’s transportation budget, are financed through other State funds. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue. At year end, the budgetary imbalance was $0.8 billion in the General Fund. Fund balance decreased by $1.7 billion during the current fiscal year.

Budget for Fiscal Years 2007-2008 and 2008-2009. Although the General Assembly did not pass the biennial budget for fiscal years 2007-08 and 2008-09 prior to its adjournment date of June 6, 2007, in a subsequent special session, the General Assembly passed, and the Governor signed into law on June 26, 2007, the biennial budget for fiscal years 2007-08 and 2008-09. The budget for fiscal year 2007-08 included General Fund revenues of $16,315.6 million and net appropriations of $16,314.9 million, resulting in a projected surplus of $0.7 million The budget for fiscal year 2008-09 included General Fund revenues of $17,073.1 million and net appropriations of $17,072.3 million, resulting in a projected surplus of $0.8 million. Pursuant to Public Act No. 07-1 of the September Special Session of the General Assembly, the General Assembly made an additional appropriation of $0.7 million for clean contracting standards, thereby reducing the projected General Fund surplus for the 2008-09 fiscal year to $0.1 million. The General Assembly also included in the biennial budget (i) the appropriation of $613.7 million of the anticipated fiscal year 2006-07 General Fund surplus funds to pay for various spending items, including $300 million to fund a portion of the State’s contribution to the Teachers’ Retirement Fund and $85 million for debt retirement, (ii) a reduction of lapses in the amount of $96.6 million and (iii) a transfer of $80 million of the anticipated fiscal year 2006-07 General Fund surplus to the budget for the fiscal year ending June 30, 2009, resulting in a net reduction in the anticipated 2006-07 surplus of $790.3 million. According to estimates of the Office of Fiscal Analysis, approximately $471.9 million of the appropriations were for one-time purposes and approximately $318.4 million of the appropriations were for on-going purposes.

The budget was $690.4 million above the expenditure cap in fiscal year 2007-08 and $28.2 million below the expenditure cap in fiscal year 2008-09. In accordance with the provisions of Article XXVIII of the Amendments to the Constitution, the Governor issued a declaration to exceed the State’s expenditure cap in fiscal year 2007-08. This declaration was ratified by a three-fifths vote of each house of the General Assembly.

Fiscal Year 2007-2008 Operations. Pursuant to the Comptroller’s financial statements provided on December 31, 2008, as of June 30, 2008, General Fund revenues were $16,418.8 million, General Fund expenditures and net miscellaneous adjustments were $16,319.4 million and the General Fund balance for the 2007-08 fiscal year was a surplus of $99.4 million The entire surplus was reserved for fiscal year 2008-09 spending.

Governor’s Proposed Midterm Budget Adjustments. Per Section 4-71 of the Connecticut General Statutes, the Governor is required to submit a status report to the General Assembly on the biennial budget enacted in the previous year. The status report must include any recommendations for adjustments and revisions to the enacted budget. On February 3, 2010, the Governor submitted to the General Assembly a status report including detailed projections of expenditures and revenues and proposed Midterm Budget Adjustments for fiscal year 2010-11. The midterm budget adjustments incorporated the January 15th consensus revenue forecast as a baseline and anticipated additional revenue of $422.3 million for total revenue collections of $17,566.5 million. General Fund appropriations were reduced by $28.6 million to $17,566.1 million resulting in a projected budget surplus of $0.4 million. These adjustments assume $422.3 million in additional revenue. Of that total, $365.6 million is due to federal grants anticipated from an extension of the American Recovery and Reinvestment Act for both Medicaid and education funding. The Governor’s proposal also assumes the implementation of Keno gaming in the State expected to general $20 million in fiscal year 2010-11 and $15 in transfers from other funds of the State to the General Fund. All other proposed revenue changes net $21.7 million. In regards to expenditures, the Governor’s proposed midterm budget adjustments add $156.3 million in the Department of Social Services to reflect current expenditure and caseload trends and add $72.5 million to fully fund the HUSKY capitation payment. Pursuant to an agreement with the State employees’ bargaining agent coalition, the Governor’s proposal assumes savings of $100 million by reducing the required contribution to the State Employees’ Retirement Fund. The Governor’s proposed budget remains $485.1 million below the expenditure cap.

Fiscal Year 2008-2009 Operations. Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management on August 20, 2008 (as of the period ending July 31, 2008), September 22, 2008 (as of the period ending August 31, 2008), October 20, 2008 (as of the period ending September 30, 2008), November 20, 2008 (as of the period ending October 31, 2008) and December 20, 2008 (as of the period ending November 30, 2008), each for the General Fund for the 2008-09 fiscal year, the General Fund was estimated to have a deficit of $145.7 million, $302.4 million, $107.9 million, $356.3 million and $193.0 million, respectively. In the monthly estimate provided by the Office of Policy and Management on January 20, 2009 for the General Fund for the 2008-09 fiscal year, as of the period ending December 31, 2008, General Fund revenues were estimated at $16,098.0 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,019.7 million and the General Fund was estimated to have a deficit of $921.7 million These revenue estimates include an estimated $40 million from tax amnesty program and $12 million from the escheat of unclaimed bottler deposits and transfers totaling $71.2 million from various funds to the General Fund per Public Act No. 08-1 of the November 24, Special Session and Public Act No. 09-1. The expenditure estimates included three allotment rescissions in 2008 totaling $157 million and two mitigation plans totaling $69.8 million per Public Act No. 08-1 of the November 24, 2008 Special Session and Public Act No. 09-1. The revenue estimates as of December 31, 2008 did not take into account any economic effect as a result of the changes in the financial and credit markets occurring after December 31, 2008 or during the remainder of the fiscal year. No assurances can be given that future report estimates will match the Office of Policy and Management’s prior estimates.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly reports dated September 2, 2008, October 1, 2008 and November 3, 2008, the Comptroller generally agreed with the Office of Policy and Management’s projections as of the periods ending July 31, 2008, August 31, 2008 and September 30, 2008, respectively. In her monthly report dated December 1, 2008, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $50 million higher than the Office of Policy and Management’s projection for the same period. In her monthly report dated January 2, 2009, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $150 million higher than the Office of Policy and Management’s projections for the same period. In her monthly report dated February 2, 2009 for the period ending December 31, 2008, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $1.1 billion, which amount was $172.9 million higher than the estimate of the Office of Policy and Management.

Pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report must include a plan which the Governor must implement to modify agency allotments to the extent necessary to prevent a deficit. Should such plan result in a reduction of more than five percent of total appropriations, approval of the General Assembly would be required. Since July 2008, the Governor has exercised her authority under Section 4-85 of the Connecticut General Statutes in rescinding allotments totaling $157 million in General Fund expenditures. In addition, the Governor has proposed two deficit mitigation packages to address the then projected deficits that exceeded her allotment rescission authority. Public Act No. 08-1 of the November 24, 2008 Special Session and Public Act No. 09-1 were enacted by the General Assembly and resulted in an estimated $193.6 million in deficit mitigation. Even with these changes, on January 20, 2009, the Office of Policy and Management projected a $921.7 million deficit in the General Fund for the 2008-09 fiscal year.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2008-09 operations of the General Fund.

Pursuant to the Comptroller’s unaudited preliminary financial results dated September 1, 2009, the Comptroller estimated the General Fund revenues for the 2008-09 fiscal year were $15,700.8 million, General Fund expenditures and miscellaneous adjustments were $16,626.7 million and the General Fund balance for the 2008-09 fiscal year was estimated to have a deficit of $925.9 million. The Comptroller indicated in her letter that under House Bill No. 6802, the General Assembly approved additional carry forward authority which is accounted for as part of the 2008-09 fiscal year deficit and therefore increases the deficit. Accordingly, the 2008-09 fiscal year deficit would increase to $947.6 million upon the act becoming law. House Bill No. 6802 became law after the date of the Comptroller’s September 1, 2009 results. Pursuant to Public Act No. 09-2 of the June Special Session, for the purpose of funding the deficit in the General Fund for the 2008-09 fiscal year, the Treasurer is authorized to issue notes of the State in an amount not to exceed the amount of such deficit and in such additional amounts as the Treasurer shall determine to pay the costs of issuance of any such notes and interest payable or accrued on such notes through June 30, 2011.

The above projections are only estimates and the information in the Comptroller’s report contains only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2008-09 operations of the General Fund.

Budget—Fiscal Years 2009-2010 and 2010-2011. On June 3, 2009, the General Assembly adjourned its regular 2009 session without adopting a fiscal 2009-2011 biennial budget. Prior to adjournment, the General Assembly passed resolutions calling for a special session to take up matters related to adoption of a budget. The special session was immediately convened at the conclusion of the regular session. During the special session, the General Assembly passed a General Fund budget for the 2009-10 and 2010-11 fiscal years which was subsequently vetoed by the Governor.

The State continued to run its operations pursuant to executive orders issued by the Governor. Authorization to pay debt service on the State’s general obligation bonds remained unaffected. The executive orders directed all department heads and executive branch employees to limit purchases of goods and services and directed all department heads to utilize personnel and other resources in an effective and efficient manner, giving priority to programs that provide direct care services, administer justice and protect the public health and safety. The executive orders covered the months of July, August and the portion of September until the approval of an appropriation act for the fiscal year commencing July 1, 2009.

In a special session, the General Assembly passed the biennial budget for fiscal years 2009-10 and 2010-11 which subsequently became law on September 8, 2009. The enacted budget, Public Act No. 09-3 of June 2009

Special Session, for fiscal year 2009-10 included General Fund revenues of $17,375.4 million and net appropriations of $17,374.6 million, resulting in a projected surplus of $0.8 million. The budget for fiscal year 2010-11 included General Fund revenues of $17,591.9 million and net appropriations of $17,591.0 million, resulting in a projected surplus of $0.9 million.

The enacted biennial budget raises net revenues from three major resources: I) grants from the ARRA, 2) transfers from other State funds to the State’s General Fund and securitizations, and 3) net increases in taxes and miscellaneous fees. Federal grants from the ARRA for human services, education, and other economic related stimulus programs total $878.9 million in fiscal year 2009-10 and $594.8 million in fiscal year 2010-11. Major revenues from transfers of other State funds to the State’s General Fund and securitizations include (i) transferring Budget Reserve Funds of $1,039.7 million in fiscal year 2009-10 and $342.0 million in fiscal year 2010-11, and (ii) securitizing $1,290.7 million in fiscal year 2010-11 as amended by Public Act No. 09-7 of the September 2009 Special Session. The significant tax changes include: (i) an increase in the highest income tax rate to 6.5% from 5% for those with taxable incomes over $1 million for joint filers, $800,000 for heads of households, and $500,000 for single filers and married people filing separately, raising approximately $594.0 million in fiscal year 2009-10 and $400.0 million in fiscal year 2010-11; (ii) an imposition of a 10% corporation tax surcharge for the 2009, 2010, and 2011 income years on companies that have (1) $100 million or more in annual gross income in those years and (2) tax liability that exceeds the $250 minimum, raising approximately $74.1 million in fiscal year 2009-10 and $41.1 million in fiscal year 2010-11; (iii) an increase in the cigarette tax rate from $2.00 per pack to $3.00 per pack, raising approximately $94.9 million in fiscal year 2009-10 and $112.4 million in fiscal year 2010-11; (iv) changes in various fees, raising approximately a net total of $108.5 million in fiscal year 2009-10 and $105.9 million in fiscal year 2010-11, and (v) cuts in taxes, including (1) a reduction in the sales and use tax rate to 5.5% from 6%, and (2) a reduction in the estate and gift tax. The reduction of the sales and use tax rate effective January 1, 2010 is expected to result in a revenue loss of approximately $129.5 million in fiscal year 2009-10 and $268.0 million in fiscal year 2010-11. However, if any cumulative monthly financial statement issued by the Comptroller before January 1, 2010 indicated that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 was at least 1% less than the adopted gross tax revenue to the General Fund for fiscal year 2009-10, the tax rate will remain at 6%. If any cumulative monthly financial statement issued after January 1, 2010, and on or before June 30, 2010, indicates that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 is at least 1% less than the adopted gross tax revenue to the General Fund, the tax rate will remain at 6%. On the estate and gift taxes, the enacted law will (i) increase the threshold for the value of an estate or gift subject to the estate and gift taxes from $2 million to $3.5 million; (ii) reduce the marginal tax rates by 25%; and (iii) eliminate the tax cliff. These three measures were estimated to reduce revenues by approximately $5.9 million in fiscal year 2009-10 and $70.3 million in fiscal year 2010-11.

The significant changes in appropriations are from State employee personal services reductions, entitlement programs savings, and education grants reductions. Personal services reductions from concessions with a coalition of employee collective bargaining units including wage freezes and a Retirement Incentive Plan are expected to save approximately $191.0 million in fiscal year 2009-10 and $193.7 million in fiscal year 2010-11. Savings from entitlement programs include (i) eliminating nursing home rate increases in reimbursement levels under Medicaid, saving approximately $113.2 million in fiscal year 2009-10 and $162.2 million in fiscal year 2010-11, (ii) reducing managed care organization capitation rates by 6% under both HUSKY A and HUSKY B, saving approximately $50.1 million in fiscal year 2009-10 and $51.8 million in fiscal year 2010-11, and (iii) managing services for aged, blind and disabled individuals who are currently receiving care under the Medicaid fee-for-service program, saving approximately $27.8 million in fiscal year 2009-10 and $80.0 million in fiscal year 2010-11. Education reductions include cuts of grants to (i) the Excess Cost program that reimburses funds to towns, saving approximately $13.4 million each for both fiscal years 2009-10 and 2010-11, (ii) the Priority School District program that assists the neediest communities and funds the School Readiness program, reducing $6.9 million each for both fiscal years 2009-10 and 2010-11, arid (iii) the Reading Success program designed to improve kindergarten through grade three reading, saving the State $2.4 million each for both fiscal years 2009-10 and 2010-11.

In addition, the budget for fiscal year 2010-11 requires the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a financing plan that will result in net proceeds of up to $1,290.7 million to be used as general revenues of the State during such fiscal year, which may include securitizations as discussed above. The budget also requires the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a plan to sell assets of the State that will result in net proceeds of up to $15 million to be used as general revenues of the State during the 2009-10 fiscal year and $45 million to be used as general revenues of the State during the 2010-11 fiscal year. In addition, the budget for fiscal year 2009-10 requires a reduction of $473.3 million in expenses from budgeted amounts. The budget for fiscal year 2010-11 requires a reduction of $515.2 million of expenses from budgeted amounts.

The budget was $852.4 million below the expenditure cap in fiscal year 2009-10 and $587.0 million below the expenditure cap in fiscal year 2010-11.

Fiscal Year 2009-2010 Operations. Year 2009-2010 Operations Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management for the General Fund for the 2009-10 fiscal year on October 20, 2009 (as of the period ending September 30, 2009 and not reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which is projected to generate an additional $129.5 million), November 20, 2009 (as of the period ending October 31, 2009 and not reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which is projected to generate an additional $129.5 million), December 21, 2009 (as of the period ending November 30, 2009 and does reflect the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which is projected to generate an additional $129.5 million), General Fund was estimated to have a deficit of $388.5 million, $466.5 million and $327.9 million, respectively. In the monthly estimate provided by the Office of Policy and Management on January 20, 2010 for the General Fund for the 2009-10 fiscal year, as of the period ending December 31, 2009, General Fund revenues were estimated at $17,029.5 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,530.0 million and the General Fund was estimated to have a deficit of $500.5 million. In the monthly estimate provided by the Office of Policy and Management on February 22, 2010 for the General Fund for the 2009-10 fiscal year, as of the period ending January 31, 2010, General Fund revenues were estimated at $17,029.5 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,533.4 million and the General Fund was estimated to have a deficit of $503.9 million. The next monthly report of the Office of Policy and Management is expected on March 22, 2010 and no assurances can be given that the estimates in such report will match the Office of Policy and Management’s prior estimates.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly reports dated November 1, 2009, December 1, 2009 and January 4, 2010, the Comptroller estimated deficits in the General Fund for the 2009-10 fiscal year of $624 million (as of the period ending September 30, 2009 and not reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which is projected to generate an additional $129.5 million), $549.5 million (as of the period ending October 31, 2009 and reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which is projected to generate an additional $129.5 million) and $513.3 million (as of the period ending November 30, 2009 and reflecting the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which is projected to generate an additional $129.5 million). In the Comptroller’s monthly report dated February 1, 2010, the Comptroller estimated a General Fund deficit for the 2009-10 fiscal year of $515.0 million as of the period ending December 31, 2009. This estimate reflects the elimination of the planned one-half percent sales tax reduction pursuant to Public Act No. 09-3 of the June Special Session which is projected to generate an additional $129.5 million. The next monthly report of the Comptroller is expected on March 1, 2010, and no assurances can be given that the estimates in such report will match the Office of Policy and Management’s estimates or the Comptroller’s prior estimates.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2009-10 operations of the General Fund.

The Governor may generally reduce budget allotment requests within certain prescribed limits and has done so for the current fiscal year. Additionally, pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding The report shall include a plan which the Governor shall implement to modify agency allotments to the extent necessary to prevent a deficit. Should such plan result in a reduction of more than five percent of total appropriations, approval of the General Assembly would be required. The Governor was required to file such report as a result of the deficit projection included in the Comptroller’s November 1, 2009 report. On November 24, 2009, Governor Re11 delivered her plan to address a potential deficit of $466.5 million in the General Fund for fiscal year 2009-10 to the General Assembly. Pursuant to Public Act No. 09-3 of the June 2009 Special Session, since the Comptroller certified that state tax revenues for fiscal year 2009-10 will not be within 1 percent of original projections, the plan to reduce the State sales tax rate by 0.5 percentage points did not take effect in January 2010. The elimination of the rate reduction precluded an estimated revenue loss of $129.5 million, leaving a deficit of $337.0 million still to be closed. The deficit mitigation plan included spending cuts made under the Governor’s authority and those requiring legislative approval, additional fund transfers, and reductions in municipal aid.

In addition to $31.6 million in rescissions to agency budgets announced on November 5, 2009, the Governor’s plan called for an additional $19.3 million in rescissions and $16.8 million in program cuts that the Governor can order on her own authority, including reductions in certain programs and delays in the implementation of others. The Governor’s plan also recommended $116.3 million in program reductions that will require legislative approval, including reductions in a number of grants and reductions in Medicaid provider rates. The deficit mitigation plan anticipated a lapse of $16.1 million above the level in the Office of Policy and Management’s November 20, 2009 letter to the Comptroller, and a gain of about $200,000 from the sale of surplus State cars. The plan called for intercepting $52.8 million from accounts such as the Citizens Election Fund, the Stem Cell Research Fund, and the Tobacco and Health Trust Fund. The plan also called for a reduction of 3 percent in state aid to municipalities, saving the State approximately $84.0 million. In late December, the General Assembly passed certain deficit mitigation measures which were subsequently vetoed by the Governor. The Governor is expected to submit to the General Assembly a revised deficit mitigation package by March 1, 2010.

Midterm Budget Adjustments. Per Section 4-71 of the Connecticut General Statutes, the Governor is required to submit a status report to the General Assembly on the biennial budget enacted in the previous year. The status report shall include any recommendations for adjustments and revisions to the enacted budget.

On February 3, 2010 the Governor submitted to the General Assembly a status report including detailed projections of expenditures and revenues and proposed Midterm Budget Adjustments for fiscal year 2010-11. The midterm budget adjustments incorporated the January 15th consensus revenue forecast as a baseline and anticipated additional revenue of $422.3 million for total revenue collections of $17,566.5 million. General Fund appropriations were reduced by $28.6 million to $17,566.1 million resulting in a projected budget surplus of $0.4 million.

The Governor’s proposed midterm budget adjustments assume $422.3 million in additional revenue. Of that total, $365.6 million is due to federal grants anticipated from an extension of the American Recovery and Reinvestment Act for both Medicaid and education funding. The Governor’s proposal also assumes the implementation of Keno gaming in the State expected to generate $20 million in fiscal year 2010- 11 and $15 million in transfers from other funds of the State to the General Fund. All other proposed revenue changes net to $21.7 million.

In regards to expenditures, the Governor’s proposed midterm budget adjustments add $156.3 million in the Department of Social Services to reflect current expenditure and caseload trends and add $72.5 million to fully fund the HUSKY capitation payment. Pursuant to an agreement with the State employees’ bargaining agent coalition, the Governor’s proposal assumes savings of $100 million by reducing the required contribution to the State Employees’ Retirement Fund. The Governor’s proposed budget remains $485.1 million below the expenditure cap.

The Governor’s proposed midterm budget adjustments include an increase of $131 million in general obligation bond authorizations to take effect in fiscal year 2010-11 and cancellation of $388.7 million of prior general obligation bond authorizations. The Governor’s recommendations also include an increase of $4.825 million in special transportation obligation bond authorizations.

Also on February 3rd, the Office of the State Treasurer and the Office of Policy and Management released a report required by the originally adopted budget regarding a $1.29 billion securitization plan for fiscal year 2010-11. The plan outlines options for the General Assembly to consider which includes the securitization of certain non-General Fund electric rate charges, lottery revenues, tobacco settlement revenues and certain existing General Fund revenues among others and also includes the consideration of selling major State assets. The Governor’s proposed midterm budget adjustments assumes the successful completion of the $1.29 billion securitization which requires the enactment of legislation by the General Assembly. The General Assembly is expected to deliberate on the Governor’s proposed revisions and securitization plan and adjourn by May 5, 2010.

STATE DEBT

Types of State Debt. Pursuant to various public and special acts the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State’s General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State’s General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside the State’s General Fund. In addition, the State has a number of programs under which the State provides annual appropriation support for, or is contingently liable on, the debt of certain State quasi-public agencies and political subdivisions.

State Direct General Obligation Debt. Statutory Authorization and Security Provisions. In general, the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the General Statutes, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State of Connecticut are pledged for the payment of the principal of and interest on such bonds as the same become due. Such act further provides that, as a part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest will be made, and the Treasurer will pay such principal and interest as the same become due.

There are no State constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or hereafter incurred. The constitutional limit on increases in General Fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State.

General Fund revenues or taxes, or the establishment of priorities for payment of debt service on the State’s general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

Statutory Debt Limit. Section 3-21 of the General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State may be authorized by the General Assembly or issued unless they do not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of OPM as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991 and for the fiscal years ending June 30, 2002 and June 30, 2003, all indebtedness authorized and issued pursuant Public Act No. 09-2 of the June 2009 Special Session in connection with the issuance of notes for the purpose of funding the deficit for the fiscal year ending June 30, 2009, all authorized debt to fund the Connecticut Development Authority’s tax increment bond program, any indebtedness represented by agreements entered into pursuant to certain provisions of the General Statutes, provided the indebtedness in connection with which such agreements were entered into shall be included in such aggregate amount of indebtedness, any indebtedness issued for the purpose of meeting cash flow needs, and any indebtedness issued for the purpose of covering emergency needs in times of natural disaster are excluded or deducted. For purposes of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above. In addition, the amount of authorized but unissued debt for the UConn 2000 program is limited to the amount permitted to be issued under the cap.

Under the General Statutes, the Treasurer is required to compute the aggregate amount of indebtedness as of January 1 and July 1 each year and to certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor must review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects.

Certain Short-Term Borrowings. The General Statutes authorize the Treasurer, subject to the approval of the Governor, to borrow such funds, from time to time, as may be necessary, and to issue obligations of the State therefore, which must be redeemed by the Treasurer whenever, in the opinion of the Treasurer, there are funds in the treasury available for such purpose. The State has established programs of temporary note issuances from time to time to cover periodic cash flow requirements. On June 18, 2009, pursuant to the Treasurer’s request and the Governor’s approval to borrow funds on a temporary basis from time to time on behalf of the State, the Treasurer arranged with a group of banks a 364-day revolving credit facility in the amount of $580 million.

OTHER FUNDS, DEBT AND LIABILITIES

The State conducts certain of its operations through State funds other than the State General Fund and, pursuant to legislation, may issue debt secured by the special taxes or revenues pledged to certain of such funds. In addition, the State is contingently liable or has limited liability, from the resources of the State’s General Fund, for payment of debt service on certain obligations of quasi-public State agencies and municipalities of the State. The State has also made commitments to municipalities to make future grant payments for school construction projects, payable over a period of years. In addition, the State has committed to apply moneys for debt service on loans to finance child care facilities and has certain other contingent liabilities for future payments.

Transportation Fund and Debt. In 1984 the State adopted legislation establishing a transportation infrastructure program and authorizing special tax obligation (“STO”) bonds to finance the program. The infrastructure program is a continuous program for planning, construction and improvement of State highways and bridges, projects on the interstate highway system, alternate highway projects in the interstate highway substitution program, waterway facilities, mass transportation and transit facilities, aeronautic facilities (excluding Bradley International Airport), the highway safety program, maintenance garages and administrative facilities of the Department of Transportation, payment of the State’s share of the costs of the local bridge program established under the act, and payment of State contributions to the local bridge revolving fund established under the act. The infrastructure program is administered by the Department of Transportation.

The cost of the infrastructure program for State fiscal years 1985-2012, which will be met from federal, State and local funds, is currently estimated at $23.5 billion. The State’s share of such cost, estimated at $9.5 billion, is to be funded from transportation related taxes, fees and revenues deposited in the Special Transportation Fund, as described below, and from the proceeds of STO bonds. The portion of State program costs not financed by STO bonds is estimated at $0.6 billion and includes the expenses of the infrastructure program that either are not sufficiently large or do not have a sufficiently long life expectancy to justify the issuance of long-term bonds. Such expenses currently include liquid resurfacing, minor bridge repairs, highway maintenance activities, safety improvements and other minor transportation improvements.

The State’s share of the cost of the Infrastructure Program for State fiscal years 1985-2012 to be financed by STO bonds currently is estimated at $8.9 billion. The actual amount may exceed $8.9 billion to finance reserves and cost of issuance amounts. The issuance of such STO bonds has eliminated the need for the authorization of additional general obligation bonds of the State for surface transportation purposes. STO bonds may also be issued for the purpose of refunding general obligation bonds of the State issued for transportation infrastructure purposes.

During fiscal years 1985-2009, $21.0 billion of the total infrastructure program was approved by the appropriate governmental authorities. The remaining $5.4 billion is required for fiscal years 2008-2014. The $5.4 billion of such infrastructure costs is anticipated to be funded with proceeds of $1.6 billion from the anticipated issuance of new STO bonds, $75 million in anticipated revenues, and $3.7 billion in anticipated federal funds.

The State has established the Special Transportation Fund for the purpose of budgeting and accounting for all transportation related taxes, fees and revenues credited to such Fund and securing the STO bonds. STO bonds are payable solely from revenues of the Special Transportation Fund. The aggregate of certain motor fuel taxes, motor vehicle receipts, motor vehicle related licenses, permits and fees, and portions of the oil companies tax and sales tax on motor vehicles and other transportation related revenue sources, including enacted adjustments to all the foregoing sources, are intended to cover the cost of the State’s share of the infrastructure program, including debt service requirements. After providing for debt service requirements, the balance of the receipts from such revenue sources may be applied to the payment of general obligation bonds of the State issued for transportation purposes and for the payment of annually budgeted expenses of the Department of Transportation and the Department of Motor Vehicles. Legislation enacted in 2009 permits the issuance of STO bonds to fund State grant payments to towns and cities for various road improvements. The State expects to continue to offer bonds for this program.

In addition to STO Bonds, the State has issued direct general obligation bonds for transportation purposes and the debt service on these bonds may be paid from resources of the Special Transportation Fund provided there is sufficient funding first to pay all STO debt service. For the year ended June 30, 2008 the Special Transportation Fund paid $3.1 million of State direct general obligation transportation debt service payments.

The amount budgeted by the Special Transportation Fund for State direct general obligation transportation debt service payments for fiscal year 2009-2010 is $1.0 million.

During the past several years the Fund’s revenues and expenses have undergone a variety of legislative changes. In 2003 legislation provided for a one-time transfer of $52 million from the Fund to the State’s General Fund. In 2004 legislation increased the tax on gasohol and raised various motor vehicle fees resulting in an $18.6 million benefit to the Fund. In 2005 legislation increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $22.5 million in fiscal year 2006, $30 million in fiscal year 2007, $53 million in fiscal year 2008, $79.9 million in each of fiscal years 2009-2013, and $98 million thereafter. In 2006, legislation again increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $80 million in each of fiscal years 2007-2010 and by $100 million in fiscal year 2011 and thereafter. In July 2007 legislation increased the motor fuels tax on each gallon of diesel fuel from $0.26 to $0.37 and correspondingly exempted diesel fuel from the petroleum products gross earnings tax. In 2009, legislation authorized additional transfers to the Fund from the State’s General Fund in the amount of $81.2 million in fiscal year 2010, $126.0 million in fiscal years 2011 and 2012 and $172.8 million in fiscal year 2013 and annually thereafter.

A fifteen member Transportation Strategy Board (“TSB”) was established in 2001 to propose a transportation strategy, an implementation cost estimate and funding approaches to the Governor and General Assembly. The TSB’s strategic goals are: 1) improve personal mobility within and through Connecticut; 2) improve the movement of goods and freight within and through Connecticut; 3) integrate transportation with economic, land use, environmental and quality of life issues; 4) develop policies and procedures that will integrate the state economy with regional, national and global economies; and 5) identify policies and sources that provide an adequate and reliable flow of funding necessary for a quality multi-modal transportation system. The TSB presented the initial transportation strategy to the Governor and General Assembly on January 6, 2001 In January 2007, as required in Public Act No. 06-136, the TSB again presented “Connecticut’s Transportation Strategy” to the Governor and General Assembly.

In order to implement the strategy-related projects submitted by TSB, legislation was passed in 2005 that established fixed transfers from the Special Transportation Fund to the TSB project accounts in the amounts of $25.3 million in fiscal year 2005-06, $20.3 million in fiscal year 2006-07, $15.3 million in each of fiscal years 2007-08 through 2014-15 and $0.3 million in fiscal year 2015-16 and thereafter. In September 2007 legislation authorized the transfer of $5.5 million on deposit in the Special Transportation Fund to the TSB’s project account for various transportation related studies.

TSB-recommended projects. As of February 1, 2009 $2.0 billion of the borrowing authorized is effective with the remaining $100 million becoming effective in fiscal year 2009-10. Legislation passed in 2006 also authorized the issuance of $1.3 billion in bonds in anticipation of future federal transportation funds. Pursuant to Public Act No. 09-2 of the September 2009 Special Session, the General Assembly has authorized special tax obligation bonds of $579.2 million in fiscal year 2009-10 and $265.4 million in fiscal year 2010-11. In November 2009, the State issued $195,970,000 Special Tax Obligation Bonds Transportation Infrastructure Purposes, 2009 Series A, $304,030,000 Special Tax Obligation Bonds Transportation Infrastructure Purposes, 2009 Series B (Taxable Build America Bonds—Direct Pay), and $49,775,000 Special Tax Obligation Refunding Bonds Transportation Infrastructure Purposes, 2009 Series C.

OTHER SPECIAL REVENUE FUNDS AND DEBT

Bradley Airport. Bradley International Airport, located in Windsor Locks, Connecticut, is owned by the State and operated by the Bureau of Aviation and Ports in the State’s Department of Transportation. The General Assembly has authorized the issuance of revenue bonds for improvements at Bradley International Airport payable from all or a portion of the revenues generated at the airport. Legislation passed in 2001 removed a $294 million bond issuance cap for Bradley Airport but retained the requirement for State Bond Commission approval of any new bond issue. As of February 1, 2010, there were $188.8 million of Bradley International Airport Revenue Bonds outstanding.

The 2001 legislation also established a board of directors to oversee the operation and development of Bradley Airport. The seven-member board includes five appointed members and the Commissioners of Transportation and Economic and Community Development. The Bradley board is charged with a wide range of duties and responsibilities, including developing an organizational and management structure, approving the annual capital and operating budget, master plan, and community relations policies of the airport, and ensuring customer service standards and performance assessments.

Additional special obligation bonds to finance self-sustaining special facilities at Bradley International Airport payable solely from the revenues derived from such special facilities were authorized in 1993. In March 2000 the State issued $53.8 million of Bradley International Airport Special Obligation Parking Revenue Bonds to finance the construction of a five story parking garage facility at the airport and, as of February 1, 2010, $43.0 million of such bonds were outstanding.

The board of directors of Bradley Airport and the State Bond Commission approved a transaction authorizing the State Treasurer to refund Bradley International Airport General Airport Revenue Bonds, Series 2001A (AMT) for expected delivery in 2011 or thereafter and to enter into a forward starting interest rate swap transaction for the purpose of locking in current market savings. Pursuant to such authorization the State entered into certain swap agreements in April 2006.

Clean Water Fund. The General Assembly has authorized the issue of revenue bonds for up to $1,913.4 million (including authorizations of $80 million to become effective July 1, 2010) which $1,408.7 million have been issued, for the purpose of funding various State and federally mandated water pollution control and drinking water projects. The revenue bonds are payable solely from the revenues or other receipts, funds or moneys pledged therefore. The proceeds of the revenue bonds are loaned primarily to Connecticut municipalities to finance water pollution control and drinking water improvements, and the loan repayments by the municipalities secure the bonds. The loans are evidenced by interim funding obligations and project loan obligations of the municipalities, pursuant to which either the full faith and credit of each such municipality is pledged, or the revenues and other funds of a municipal sewer system are pledged.

As of February 1, 2010 $832.5 million of revenue bonds were outstanding (including refunding bonds).

Unemployment Compensation. The State pays unemployment compensation benefits from the State’s Unemployment Compensation Fund, which is funded by unemployment compensation taxes collected from employers. To fund future shortfalls, the State has reserved the authority to issue bonds in an aggregate amount outstanding at any time not in excess of $1,000 million, plus amounts for certain reserves and costs of issuance. As of February 1, 2010, the State borrowed $261 million from the Federal Unemployment Trust Fund to fund a deficit in the State’s Unemployment Compensation Fund and anticipates borrowing a total of approximately $900 million by the end of calendar year 2011.

Second Injury Fund. The Second Injury Fund is a State-run workers’ compensation insurance fund which pays lost wages and medical benefits to qualified injured workers. The State established the Second Injury Fund in 1945 to encourage the hiring of persons with pre-existing physical impairments, such as veterans, and to provide relief to employers when an injured worker, who already had a pre-existing injury or condition, was hurt on the job and the second injury was made worse by the existence of the first injury. In 1995 and 1996, the State enacted legislation to close the Second Injury Fund to future second injury claims. Those laws authorized the issuance of an amount not to exceed $750 million in revenue bonds and notes outstanding at any one time to provide funds for paying past claims. No bonds are currently outstanding. The State’s management objective is to pay additional claims and settlements from current income and, if necessary, short term borrowings.

Rate Reduction Bonds. The General Assembly authorized the issuance of special obligation bonds to sustain funding of the conservation and load management and the renewable energy investment programs established under the general statutes. The State issued $205.3 million of Special Obligation Rate Reduction Bonds (2004 Series A) in June 2004. These bonds were defeased on June 5, 2008. The bonds were secured by certain revenues collected through a non-bypassable charge imposed upon each customer of the electric utilities within the State. Such revenues are property of the State and are pledged towards payment of debt service on the bonds and related costs, which pledge is a first priority lien on such revenues. The net proceeds of the bonds were deposited in the General Fund.

Contingent Liability Debt. The General Assembly has the power to impose limited or contingent liabilities upon the State in such a manner as it may deem appropriate and as may serve a public purpose. This power has been used to support the efforts of quasi-public agencies, municipalities and other authorities formed to carry out essential public and governmental functions by authorizing these entities to issue indebtedness backed, partially or fully, by General Fund resources of the State. Not all entities that are authorized to issue such indebtedness have done so, and the description below of the State’s limited or contingent liability is restricted only to specific indebtedness backed by the State.

Special Capital Reserve Funds. The primary vehicle through which the State has undertaken contingent or limited liability is the special capital reserve fund. A special capital reserve fund, if established, provides additional security for bonds issued by the entity authorized to establish such a reserve fund. Subject to exceptions in the legislation authorizing the establishment of a particular special capital reserve fund, monies held in and credited to a special capital reserve fund are intended to be used solely for the payment of the principal of bonds secured by such special capital reserve fund, the purchase of such bonds, the payment of interest on such bonds or the payment of any redemption premium required to be paid when such bonds are redeemed prior to maturity. The special capital reserve fund is frequently funded with bond proceeds to a specified amount (the minimum of which is often the maximum annual principal and interest payments due on the bonds). The State undertakes the obligation to restore a special capital reserve fund to its minimum level. The method for determining such required minimum capital reserve is set out in the legislation authorizing the special capital reserve fund. If the special capital reserve fund should fall below the required minimum capital reserve amount, an official of the authority or municipality which established the special capital reserve fund must certify to the Secretary of the Office of Policy and Management or the State Treasurer or both the amount necessary to restore such special capital reserve fund to the required minimum capital reserve amount. On or before December 1, annually, the amount specified in the certificate is deemed to be appropriated from the State’s General Fund and must be allotted and paid to the entity that established the special capital reserve fund. On an annual basis, the State’s liability under any special capital reserve fund mechanism is limited to its obligation to restore that fund to its minimum capital reserve amount.

Quasi-Public Agencies. The State has established by legislation several quasi-public agencies. These quasi-public agencies are not departments, institutions or agencies of the State. They are, however, bodies politic and corporate that constitute public instrumentalities and political subdivisions of the State and whose exercise of authority granted to them is deemed to be the performance of an essential public and governmental function. These organizations provide a wide range of services that might otherwise be provided directly by the State. Among the public authorities are: the Connecticut Development Authority, the Connecticut Health and Educational Facilities Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Housing Finance Authority, the Connecticut Resources Recovery Authority and the Capital City Economic Development Authority. Each of these public authorities is authorized to issue bonds in its own name to facilitate its activities and each has issued bonds secured by a special capital reserve fund, or other contractual arrangement, for which the State has limited contingent liability.

Assistance to Municipalities. In addition to the limited or contingent liabilities that the State has undertaken in connection with the activities of its quasi-public agencies, the State has undertaken certain limited or contingent liabilities to assist municipalities. The State currently has limited or contingent liabilities outstanding in connection with bonds or other obligations issued by the City of Waterbury and the Southeastern Connecticut Water Authority. The State previously was obligated pursuant to the establishment of a special capital reserve fund to secure certain bonds issued by the City of Bridgeport to fund its past budget deficits; however such bonds were refunded by the city in 1996. The State previously had guaranteed debt service on bonds of the City of West Haven, but an irrevocable escrow has been established to pay such bonds. Legislation also authorized distressed municipalities, in certain circumstances and subject to various conditions, to issue deficit funding obligations secured by a special capital reserve fund. There are no such obligations currently outstanding.

School Construction Grant Commitments. The State is obligated to various cities, towns and regional school districts under a grant-in-aid public school building program to fund certain of the costs of construction and alteration of school buildings or to support part of the debt service payments on municipal debt issued to fund the State’s share of such school building projects. For certain school projects approved by the General Assembly, cities, towns and districts are ranked according to their adjusted equalized net grand list per capita and based on such rankings a percentage is assigned which determines the amount of grant money a town or regional school district is eligible to receive for a project or type of project authorized by the legislature and approved by the Commissioner of Education.

For school construction projects approved during the 1997 legislative session and thereafter, the State pays the costs of its share of construction projects on a progress payment basis during the construction period. Each year the legislature authorizes grant commitments which vary in amounts from year to year. The State has authorized new school construction grant commitments of approximately $400 million which take effect in the 2009-10 fiscal year. As of June 30, 2009, the Commissioner estimates that current grant obligations under the grant program established in 1997 are approximately $2,450 million, which includes approximately $6,900 million of grants approved as of such date less payments already made of $4,450 million.

Prior to 1997 the grant program was conducted differently. For certain school projects grants for construction costs are paid to the cities, towns and districts in installments which correspond to the number and time of principal payments due on municipal bonds, or temporary notes renewed for a third or subsequent year, issued to finance project costs. If a project is fully paid from sources other than borrowing, such grants are paid in five annual installments. Grants in support of interest payments correspond to the number and time of such interest payments. As of June 30, 2009, under the grant program prior to 1997 the State is obligated to various cities, towns and regional school districts for approximately $314 million in aggregate principal installment payments and $57 million aggregate interest subsidies, for a total of $371 million. Funding for these payments may come from future State direct general obligation bond sales. No new grant commitment can be authorized under this program.

The legislature has authorized bonds for both grant programs based on the amount of grants that the Commissioner of Education estimates will be paid during each fiscal year. Since there is generally a lapse of one or more years from the time grant commitments are approved to the time grant payments are required to be made, the amount of unpaid grant commitments will be significantly greater than the amount of bonds authorized to fund the grant commitments.

Child Care Facilities Debt Service Commitments. Legislation enacted in 1997 authorized the Connecticut Health and Educational Facilities Authority (CHEFA) to issue bonds and loan the proceeds to various entities to finance child care facilities. The Department of Social Services may enter into commitments to apply monies for each such entity to pay the debt service on the loans in amounts sufficient to cover a portion of the debt service on CHEFA’s bonds. Legislation enacted in 1999 provided for the obligation of the Department of Social Services to make debt service payments to be made by the State Treasurer. Any obligation by the Department of Social Services or the State Treasurer to pay is subject to annual appropriation. CHEFA first issued special obligation bonds under this program in 1998. As of February 1, 2010 CHEFA had approximately $68.2 million bonds outstanding under this program with annual debt service of approximately $5.4 million, of which the Department of Social Services is committed to pay approximately $4.4 million. The remaining portion of debt service is to be paid from Department of Education and Department of Social Services intercepts of revenues from providers. Two other Child Care Facilities programs also authorize the Commissioner of the Department of Social Services to enter into guaranties of loans made to entities to finance the development of child care and child development centers or programs. CHEFA is administering this program on behalf of the Department, and is currently limiting the aggregate amount of guaranties to the balance of monies in the reserve funds for the respective programs.

Other Contingent Liabilities. The Connecticut Lottery Corporation (the “Corporation”) was created in 1996 as a public instrumentality of the State to operate the State’s lottery pursuant to the Connecticut Lottery Corporation Act (the “CLC Act”). The State and the Corporation purchase annuities under group contracts with insurance companies which provide payments corresponding to the obligation for payments to lottery prize winners. The State has transferred to the Corporation all annuities purchased by it and the Corporation has assumed responsibility for the collection of revenue generated from the lottery and for the payment of all lottery prizes. Under the CLC Act, the termination of the Corporation would not affect any outstanding contractual obligation of the Corporation and the State would succeed to the obligations of the Corporation under any such contract. As of June 30, 2009 the current and long term liabilities of the Corporation total $251.34 million.

PENSION AND RETIREMENT SYSTEMS

State Employees’ Retirement Fund. The State Employees’ Retirement Fund is one of the systems maintained by the State with approximately 53,068 active members, 1,632 inactive (vested) members and 39,617 retired members as of June 30, 2009. Generally, employees hired before July 1, 1984 participate in the Tier I plan, which includes employee contributions. As of July 1, 2009 approximately 12% of the total work force was covered under the Tier I Plan. Other employees generally participate in the Tier II plan, which is non-contributory and provides somewhat lesser benefits. As of July 1, 2009, approximately 40% of the total workforce was covered under the Tier II plan. Employees hired after July 1, 1997 participate in the Tier IIA plan, which requires contributions from its employee members. As of July 1, 2009, approximately 48% of the total work force was covered under the Tier IIA Plan. Since fiscal year 1978-79, payments into the State Employees’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal year 2003-04, have been sufficient to meet benefits paid from the fund in such year. Payments into the fund are made from employee contributions, General and Special Transportation Fund appropriations and grant reimbursements from Federal and other funds. State contributions to the fund are made monthly on the basis of transfers submitted by the Office of the State Comptroller.

Full actuarial valuations are performed as of June 30th of each even-numbered year. The most recent actuarial valuation of November 2008 indicated that, as of June 30, 2007, the State Employees’ Retirement Fund had assets with an actuarial value of $9,585 0 million and as of June 30, 2008, the State Employees’ Retirement Fund had assets with an actuarial value of $9,990.2 million. The actuarial valuation was based upon an 8.25% earnings assumption and the effect of phasing in an approximately 4.8% negative return on plan assets for the 2007-08 fiscal year. The Treasurer has realized an annualized net return of 6.06% on investment assets in the State Employees’ Retirement Fund over the past ten years (fiscal year 1998-99 through fiscal year 2007-08) and an annualized net return of 9.43% over the past five years (fiscal year 2003-04 through fiscal year 2007-08). The November 2008 actuarial valuation indicated that as of June 30, 2008 the State Employees’ Retirement Fund had a funded ratio of 51.9% on a projected basis. As of June 30, 2008 the market value of the fund’s investment assets, as reported in the actuarial valuation, was $9,329,175,038. As of June 30, 2009 the market value of the fund’s investment assets, as reported in the actuarial valuation, was $7,320,843,712. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions, and the current market value of the fund’s investment assets is higher than it was at June 30, 2009, due to an improvement in the financial markets.

The November 2008 actuarial valuation determined the following employer contribution requirements, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet Governmental Accounting Standards Board (“GASB”) standards: (i) $897.4 million for fiscal year 2009-10, and (ii) $944.1 million for fiscal year 2010-11. The annual contribution requirements for fiscal years 2009-10 and 2010-11 include amounts which may be required pursuant to the Supreme Court’s decision in the case of Longley v. State Employees Retirement Commission, which requires that the plaintiffs’ final pro-rated longevity payment be included in the earnings calculations for purposes of calculating their retirement incomes. The State met 99.25% of its annual contribution requirement for fiscal year 2007-08 and 92.85% of its annual contribution requirement for fiscal year 2008-2009. To meet the State’s annual contribution requirements for fiscal years 2009-10 and 2010-11, $713.0 million and $745.8 million, respectively, have been appropriated from the General Fund and the Special Transportation Fund. The appropriation for fiscal year 2009-10 was reduced by $64.5 million as part of the Mid-Term Budget Adjustments and it is contemplated that the appropriation will be reduced by an additional $100.0 million in connection with upcoming fiscal year 2009-10 deficit mitigation plans. Based on projections by the Office of Policy and Management, it is anticipated that contributions to the fund for fiscal year 2009-10 from grant reimbursements from Federal and other funds will be sufficient to meet all but approximately $12.0 to $13.0 million of the annual contribution requirement. The appropriation for fiscal year 2010-11 was reduced by $100.0 million as part of the Mid-Term Budget Adjustments.

Teachers’ Retirement Fund. The Teachers’ Retirement Fund, administered by the Teachers’ Retirement Board, provides benefits for any teacher, principal, supervisor, superintendent or other eligible employee in the public school systems of the State, with certain exceptions. While establishing salary schedules for teachers, municipalities do not provide contributions to the maintenance of the fund. As of June 30, 2009, there were 64,242 active and former employees with accrued and accruing benefits, 30,142 retired members, and 330 members on disability allowance.

Since fiscal year 1978-79, payments into the Teachers’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal years 2003-04, 2004-05, and 2008-0, have been sufficient to meet benefits paid from the fund in such year. Contributions to the fund are made by employees and by General Fund appropriations from the State. State contributions to the fund are made quarterly on the basis of certifications submitted by the Teachers’ Retirement Board and are funded with annual appropriations from the General Fund.

Actuarial valuations are performed as of June 30th of each even-numbered year. The most recent actuarial valuation dated November 12, 2008 indicated that, as of June 30, 2008, the Teachers’ Retirement Fund had assets, inclusive of the cost-of-living adjustment reserve account, with an actuarial value of $15,271.0 million. The actuarial valuation was based upon an 8.50% earnings assumption. For periods ending June 30, 2009, the Treasurer has realized annualized net returns on investments assets in the Teacher’ Retirement Fund of 6.88% over the past twenty years, of 6.85% over the past fifteen years, of 3.12% over the past ten years and of 2.55% over the past five years. These annualized net downturns incorporate the negative return on investment assets resulting from the general market downturn during the Fall of 2008. The November 2008 actuarial valuation indicated that as of June 30, 2008 the Teachers’ Retirement Fund had a funded ratio of 70.1% on a projected basis. As of June 30, 2009, the market value of the fund’s investment assets, as reported in the actuarial valuation, was $11,396,681,762. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions and the current market value of the fund’s investment assets at December 31, 2009 was higher than it was at June 30, 2009.

The actuarial valuation dated November 29, 2006 determined the following employer contribution requirements, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet GASB standards: (i) $518.6 million for fiscal year 2007-08, and (ii) $539.3 million for fiscal year 2008-09. The State met its annual contribution requirement for fiscal year 2007-08. To meet the State’s annual contribution requirement for fiscal year 2008-09, $539.3 million has been appropriated. The actuarial valuation dated November 12, 2008 determined the following employer contribution requirements, which are sufficient to meet GASB standards: (i) $559.2 million for fiscal year 2009-10, and

(ii) $581.6 million for fiscal year 2010-11. To meet the State’s annual contribution requirements for fiscal years 2009-10 and 2010-11, $559.2 million and $581.6 million, respectively, have been appropriated.

Public Act No. 07-186 authorized the issuance of general obligation bonds (“TRF Bonds”) of the State in amounts sufficient to fund a $2.0 billion deposit to the Teachers’ Retirement Fund plus amounts required for costs of issuance and up to two years of capitalized interest. The Secretary of the Office of Policy and Management and the State Treasurer subsequently determined that issuance of such bonds would be in the best interests of the State, and in April 2008 the State issued $2,276,578,270.75 of such bonds.

Section 8 of Public Act No. 07-186 provides that, in each fiscal year that any TRF Bonds (or any refunding bonds) are outstanding, an amount equal to the annual required contribution to the Teachers’ Retirement Fund is deemed to be appropriated from the General Fund, and such amount must be deposited in the fund in such fiscal year. The amounts of the annual required contributions for each biennial budget are based on the actuarial valuation required to be completed by the December 1 prior to the beginning of the next biennial budget. Under Section 8 the State has pledged to and agreed with the holders of any TRF Bonds that, so long as the actuarial evaluation of the Teachers’ Retirement Fund is completed and the certification of the annual contribution amounts is made as required by Section 8, no public or special .act of the General Assembly shall diminish such required contribution until such bonds, together with interest thereon, are fully met and discharged unless adequate provision is made by law for the protection of the holders of the bonds. Such contributions may be reduced in any biennium, however, if (i) the Governor declares an emergency or the existence of extraordinary circumstances (which may include changes in actuarial methods or accounting standards) in which the provisions of Section 4-85 of the Connecticut General Statutes is invoked, (ii) at least three-fifths of the members of each Chamber of the General Assembly vote to diminish such required contributions during the biennium for which the emergency or extraordinary circumstances are determined, and (iii) the funded ratio of the fund is at least equal to the funded ratio immediately after the sale of the bonds in accordance with the actuarial method used at the time. If such conditions are met, the funding of the annual required actuarial contribution may be diminished, but in no event may such diminution result in a reduction of the funded ratio of the fund by more than 5% from the funded ratio which would otherwise have resulted had the State funded the full required contribution or the funded ratio immediately after the sale of the bonds, whichever is greater.

The statutory provisions that govern pension benefits payable from the Teachers’ Retirement Fund include certain cost of living adjustments. Public Act No. 07-186 added a provision limiting cost-of-living adjustments for employees hired after July 1, 2007, but also removed a statutory provision that subjected certain annual cost of living adjustments in pension benefits to a limit based on funds available from earnings on fund investments which exceeded an 11.5% return. Such excess earnings were held in the cost-of-living adjustment reserve account until applied to provide for cost of living adjustments. Although there are other statutory limits on the cost of living adjustments, it is anticipated that the removal of the limit based on available earnings that exceeded an 11.5% return will cause an increase in the aggregate actuarial accrued liability of the fund. One preliminary report estimated that these changes could increase the unfunded actuarial accrued liability by approximately $1.0 billion. This preliminary estimate was based on various assumptions and no assurances can be given that subsequent projections or the next actuarial report will not result in a higher estimate.

Other Retirement Systems. The other minor retirement systems funded by the State include the Judges, Family Support Magistrates and Compensation Commissioners Retirement System (the Judicial Retirement System), the General Assembly Pension System, the State Attorneys’ Retirement Fund and the Public Defenders’ Retirement Fund. As of June 30, 2008, there were approximately 221 active members of these plans and approximately 262 retired members. Unclassified employees of the Connecticut State System of Higher Education and the central office staff of the Department of Higher Education are eligible to participate in the Connecticut Alternate Retirement Program. This program is a defined contribution program, and thus the State has no unfunded liability with respect to the program. All member contributions and State appropriations are held in a separate retirement fund by the Treasurer who may invest and reinvest as much of the fund’s assets as are not required for current disbursements, which are composed primarily of benefit payments. Any employee who elects or has elected to participate in the program may elect to receive a refund of all contributions made by the employee into the state employees retirement system in lieu of receiving any pension benefits under said retirement system.

The State is the administrator of the Connecticut Municipal Employees’ Retirement System and the Connecticut Probate Judges and Employees’ Retirement System. As the administrator of these systems the State owes a fiduciary obligation to these systems; however, the State has no direct financial liability to pay benefits under these systems.

Social Security and Other Post-Employment Benefits. State employees, except for police and members of a retirement system other than the State Employees’ Retirement Fund, whose employment commenced after February 21, 1958 are entitled to Social Security coverage. Certain employees hired prior to that date have also elected to be covered. Pursuant to a collective bargaining agreement, state police hired on or after May 8, 1984 are entitled to Social Security coverage. As of June 30, 2009, approximately 59,308 State employees were entitled to Social Security coverage. The amount expended by the State for Social Security coverage for fiscal year 2008-09 was $309.9 million. Of this amount, $227.4 million was paid from the General Fund and $14.5 million was paid from the Special Transportation Fund.

The State provides post-retirement health care and life insurance benefits to all employees who retire from State employment. The State finances the cost of such benefits on a pay-as-you-go basis; as such, the State has not established any fund for the accumulation of assets with which to pay post-retirement health care and life insurance benefits in future years. The State has established a trust for the accumulation of assets with which to pay post-retirement health care benefits in future years. All Employees hired on or after July 1, 2009 are required to contribute 3% of salary through their tenth year of service, to be deposited in the trust. It is anticipated that contributions to the trust in fiscal years 2009-10 and 2010-22 will be completely expended on current benefit expense. Thereafter it is anticipated that the trust will begin to accumulate assets which will be available to fund future liabilities. The State will need to make significant General Fund appropriations for such benefits each fiscal year. For fiscal year 2009-10 $482.9 million was appropriated.

Implementation of GASB Statement No. 45 requires the State to obtain an analysis of the unfunded actuarial accrued liability of such retiree health insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for fiscal year 2007-08. The Teachers’ Retirement Board has received an actuarial valuation of the State’s liability with respect to post-retirement health care benefits for persons covered under the Teachers’ Retirement System. The report indicated an actuarial accrued liability as of June 30, 2008 of $2,318.8 million on an unfunded basis, based upon certain assumptions including a 4.5% earnings assumption and a 30 year amortization period and no valuation assets available to offset the liabilities of the plan. The actuarial valuation determined a $116.7 million employer contribution requirement for fiscal year 2008-09 and $121.3 million for fiscal year 2009-10, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions. The State paid $20.7 million for post-retirement health insurance costs for fiscal year 2007-08. The valuation noted that if the plan were prefunded the actuarial accrued liability as of June 30, 2008 would be reduced to $1.52 billion based on a 7.5% earnings assumption, which would result in a $67.9 million employer contribution requirement for fiscal year 2008-09.

Massachusetts

The following information relates specifically to the Columbia Massachusetts Intermediate Municipal Bond Fund and the Columbia Massachusetts Tax-Exempt Fund (either, the “Fund”). This summary does not purport to be a comprehensive description of all relevant facts for the Fund. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of the Commonwealth of Massachusetts (“Massachusetts” or the “Commonwealth”) and local agencies in Massachusetts available as of the date of this Statement of Additional Information. The Fund assumes that all such material was prepared and published in a manner consistent with current standards of disclosure. Further, estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than comparable municipal bond funds that do not focus on investments in Massachusetts issuers.

Commonwealth Employment and Income Rates. The unemployment rate for the Commonwealth was 4.8% in 2006, 4.5% in 2007, 5.3% in 2008 and 8.4% in 2009. The national unemployment rate was 4.6% in 2006, 4.6% in 2007, 5.8% in 2008 and 9.3% in 2009. The unemployment rate for the Commonwealth was 8.2% in December, compared to the national unemployment rate of 9.4%.

Major Obligations. The fiscal viability of the Commonwealth’s authorities and municipalities is linked to that of the Commonwealth. Certain authorities, such as the Massachusetts Convention Center Authority, the Massachusetts Development Finance Agency, the Massachusetts Turnpike Authority (whose rights, powers and duties have been assumed by the new Massachusetts Department of Transportation (MassDOT)) and the Massachusetts Water Pollution Abatement Trust benefit from contract assistance agreements with the Commonwealth. Such agreements constitute general obligations of the Commonwealth for which its full faith and credit are pledged. The Commonwealth also guarantees the debt of two authorities, the Massachusetts State College Building Authority and the University of Massachusetts Building Authority. Their ratings are based on the Commonwealth guarantee and can be expected to move in tandem with ratings on Commonwealth general obligation debt. The Commonwealth funds several other authorities in part or in whole and their debt ratings may be adversely affected by a negative change in those of the Commonwealth. In 2010, the Commonwealth’s general obligation bonds were rated “Aa1” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA+” by Fitch Ratings. From time to time, the rating agencies may change their ratings.

The fiscal 2010 budget authorized a contract assistance agreement pursuant to which the Commonwealth would make payments to the Massachusetts Turnpike Authority or MassDOT in the amount of $100 million in each fiscal year for the purpose of defraying costs, including debt service on bonds issued by the Turnpike Authority or MassDOT to finance or refinance improvements to the Metropolitan Highway System. The contract, which pledges the full faith and credit of the Commonwealth to such payments, was executed on June 30, 2009 and extends until fiscal 2039. Payments under the new contract are in addition to the payments required by a contract dated February 19, 1999 between the Massachusetts Turnpike Authority and the Commonwealth for financial assistance.

Certain of the Commonwealth’s tax receipts are pledged to debt service on $686.7 million of special obligation bonds issued in 2004 to finance construction of the Boston Convention and Exhibition Center, renovation of the Springfield Civic and Convention Center and reimbursement to the City of Worcester for construction of a new civic center. Tax receipts from various car rental surcharges, hotel taxes and sales taxes in business located in and around the facilities are required to be credited to the Convention Center Fund. This fund is not included in the Commonwealth’s budgeted revenues discussed below.

The Massachusetts Bay Transportation Authority (MBTA) finances and operates mass transit facilities in eastern Massachusetts. The Commonwealth is obligated to provide the MBTA with a portion of the revenues raised by the Commonwealth’s sales tax, generally the amount raised by a 1% sales tax with an inflation-adjusted floor. (For fiscal 2011 the projected floor is $767.1 million.) This amount is dedicated to the MBTA under a trust fund. The dedicated revenue stream is disbursed to the MBTA without state appropriation to be used to meet the Commonwealth’s debt service contract assistance obligations relating to outstanding MBTA debt and to meet the MBTA’s other operating and debt service needs. The MBTA is authorized to assess a portion of its costs on 175 cities and towns in eastern Massachusetts; the cities and towns are required by law to pay assessments equal to at least $136 million in the aggregate, as adjusted in each year after fiscal 2006 for inflation (with no annual increase to exceed 2.5% per year).

In 2001, the Massachusetts Turnpike Authority (Turnpike Authority) entered into certain contracts with UBS AG (UBS), giving UBS the right to enter into five separate interest rate swap agreements with the Turnpike Authority with an aggregate notional value of $800 million. UBS has exercised its rights to enter into all five swap agreements and, pursuant to such agreements, the Turnpike Authority is required to make fixed-rate payments to UBS in exchange for variable-rate payments from UBS. It was originally expected that if any UBS swap agreements were exercised, the Turnpike Authority would refund the related fixed-rate bonds with variable-rate bonds, and a commitment for bond insurance was purchased from Ambac Assurance Corporation (Ambac) in 2001 to insure the anticipated refunding. Due to adverse market conditions in the municipal bond market and downgrades in Ambac’s insurer financial strength ratings, as well as the Turnpike Authority’s financial condition and credit ratings, the Turnpike Authority has been unable to refund the bonds related to the UBS swap agreements. Due to a further downgrade in Ambac’s rating on June 24, 2009, UBS provided notice of an asserted termination event. The Turnpike Authority had 30 days to cure the termination event. Prior to the 30-day deadline, the Turnpike Authority obtained sufficiently high ratings on its underlying subordinated Metropolitan Highway System (MHS) bonds to cure the asserted termination event with respect to four of the five interest rate swaps. After several extensions of the deadline by mutual agreement, the Turnpike Authority reached agreement with UBS that one of the ratings currently assigned to the underlying senior MHS bonds was sufficient to cure the asserted termination event with respect to the remaining interest rate swap. Although legislation authorizing a Commonwealth guaranty of the Turnpike Authority’s swap obligations expired on November 1, 2009, no guaranty was ultimately required to cure the termination event. Additionally, due to recent market volatility, the Turnpike Authority was required to post collateral in the notional amount of $100 million with respect to a basis swap it entered into in 1999 with JPMorgan Chase Bank (JPMorgan).

In July 2004, Governor Mitt Romney signed three separate pieces of legislation to reform the Commonwealth’s school building assistance (SBA) program. Prior to that time, financial assistance was provided in the form of annual contract assistance payments to municipalities to subsidize a portion of local debt issues for such purposes. The legislation moved the SBA program off-budget, establishing the Massachusetts School Building Authority (MSBA), an independent state authority, to administer and manage the program. The legislation transferred the liabilities associated with the SBA program from the Commonwealth to the MSBA and placed certain limits on the ability of the MSBA to make grants for new projects. The legislation also switched borrowing responsibility from local governments to the MSBA for the state’s share of waiting list projects and future school project costs, although contract assistance payments will continue for previously funded projects.

The legislation dedicated one cent of the Commonwealth’s sales tax excluding certain meals and special financing district sales taxes (the “Dedicated Sales Tax”) to fund the MSBA and to pay for its transferred and future liabilities. The legislation will provide 95% of the Dedicated Sales Tax in fiscal 2010 and 100% of the Dedicated Sales Tax thereafter. In addition to Dedicated Sales Tax revenues, the legislation authorized the Commonwealth to issue $1.0 billion of general obligation bonds to help the MSBA fund, in part, its liabilities. The Commonwealth has issued these bonds. The MSBA is expected to finance a substantial portion of its liabilities through the issuance of revenue bonds.

The sales tax revenues provided to the MBTA and MSBA by the Commonwealth are not included in the tax figures in the following paragraphs. Total tax revenue transferred to the MBTA amounted to $734.0 million in fiscal 2007, $756.0 million in fiscal 2008, $767.1 million in fiscal 2009, $767.1 million in fiscal 2010, and is estimated to amount to $767.1 million in fiscal 2011. Total tax revenue provided to the MSBA was $557.4 million in fiscal 2007, $634.7 million in fiscal 2008, $702.3 million in fiscal 2009, $605.2 million in fiscal 2010, and is estimated to be $654.7 million in fiscal 2011.

Commonwealth Budget. Tax revenues for fiscal year 2007 were $18.445 billion and resulted in a deficiency of $307.1 million for the fiscal year. Tax revenues for fiscal year 2008 were $19.489 billion and resulted in a deficiency of $495.2 million for the fiscal year. Tax revenues for fiscal year 2009 were $16.790 billion and resulted in a deficiency of $1.389 billion for the fiscal year. Tax revenues for fiscal year 2010 were $17.171 billion and resulted in a deficiency of $113.6 million for the fiscal year. Tax revenues for fiscal year 2011 are projected by the Executive Office for Administration and Finance to be $19.784 billion and to result in a deficiency of $3.9 million for the fiscal year.

The budgeted operating funds of the Commonwealth ended fiscal 2010 with a deficiency of revenues and other sources over expenditures and other uses of $113 .6 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $903.1 million. Budgeted revenues and other sources for fiscal 2010 totaled approximately $30.310 billion, including tax revenues of $17.171 billion. Commonwealth budgeted expenditures and other uses in fiscal 2010 totaled $30.424 billion. At the end of fiscal 2010, the Stabilization Fund’s ending balance was $669.8 million. The Commonwealth used approximately $171.5 million from the Stabilization Fund during fiscal 2010.

The budgeted operating funds of the Commonwealth are projected to end fiscal 2011 with a deficiency of revenues and other sources over expenditures and other uses of $3.9 million and aggregate ending fund balances in the budgeted operating funds of the Commonwealth of approximately $898.2 million. Budgeted revenues and other sources for fiscal 2011 are projected to total approximately $32.114 billion, including tax revenues of $19.784 billion. Commonwealth budgeted expenditures and other uses in fiscal 2011 are projected to total $32.118 billion. At the end of fiscal 2011, the Stabilization Fund’s ending balance is projected to be $769.2 million. The Commonwealth is projected to use approximately $99.4 million from the Stabilization Fund during fiscal 2011. The fiscal 2011 budget suspends the statutorily required deposit to the Stabilization Fund for fiscal 2010. All projections were compiled by the Commonwealth’s Executive Office of Administration and Finance.

On June 30, 2010, Governor Deval Patrick approved the fiscal 2011 budget, which totaled $27.570 billion. He vetoed approximately $457 million from the budget that was enacted by the Legislature, including $372 million of appropriations funded from additional federal Medicaid matching funds (FMAP) that were assumed in the budget but not yet approved by the United States Congress. The budget also included a $100 million withdrawal from the Stabilization Fund, the use of fiscal 2011 interest earnings on the Stabilization Fund and an additional $95 million in savings by suspending the statutory carryover of the General Fund balance into fiscal 2012. The budget also relies on $809 million in remaining available federal funds under the American Recovery and Reinvestment Act of 2009.

Preliminary tax revenues for the first seven months of fiscal 2011, ended January 31, 2011, totaled approximately $10.802 billion (excluding collections dedicated to MBTA and MSBA), an increase of 10.3% over the same period in fiscal 2010. This increase is attributable in large part to an increase of approximately $395.7 million, or 7.7%, in withholding collections, an increase of approximately $239.0 million, or 24.9%, in income estimated payments, a decrease of approximately $105.8 million, or 28.0%, in income refunds, an increase of approximately $289.5 million, or 10.8%, in sales and use tax collections, and an increase of approximately $54.9 million, or 5.9%, in corporate and business tax collections.

Limitations on Tax Revenues. Growth of tax revenues is limited by law in the Commonwealth to the average positive rate of growth in total wages and salaries in the Commonwealth, as reported by the federal government, during the three calendar years immediately preceding the end of such fiscal year. The law also requires that allowable state tax revenues be reduced by the aggregate amount received by local governmental units from any newly authorized or increased local option taxes or excises. Any excess in state tax revenue collections for a given fiscal year over the prescribed limit, as determined by the State Auditor, must be applied as a credit against the then current personal income tax liability of all taxpayers in the Commonwealth in proportion to the personal income tax liability of all taxpayers in the Commonwealth for the immediately preceding tax year. The law does not exclude principal and interest payments on Commonwealth debt obligations from the scope of its tax limit.

However, the preamble to the law containing the limitation provides that “although not specifically required by anything contained in this chapter, it is assumed that from allowable state tax revenues as defined herein the Commonwealth will give priority attention to the funding of state financial assistance to local governmental units, obligations under the state governmental pension systems and payment of principal and interest on debt and other obligations of the Commonwealth.”

Debt Limits and Types of Debt. Legislation enacted in December 1989 imposes a limit on the amount of outstanding “direct” bonds of the Commonwealth. The law set a fiscal 1991 limit of $6.8 billion and provided that the limit for each subsequent fiscal year was to be 105% of the previous fiscal year’s limit. The limit is calculated under the statutory basis of accounting, which differs from GAAP in that the principal amount of outstanding bonds is measured net of discount and costs of issuance. The law further provides that bonds to be refunded from the proceeds of Commonwealth refunding bonds are to be excluded from outstanding “direct” bonds upon the issuance of the refunding bonds. In October 2010, Governor Deval Patrick released a five-year capital investment plan for fiscal 2011 through fiscal 2015, totaling nearly $18 billion. The bond cap will be $1.625 billion for fiscal 2011, plus $140 million in unused bond cap from fiscal 2010 which has been carried forward to support spending in fiscal 2011, The bond carp for fiscal 2012 is projected to be $1.750 billion, and is projected to increase by $125 million in each subsequent fiscal year through fiscal 2015.

In January 1990, legislation was enacted to impose a limit on debt service appropriations in Commonwealth budgets beginning in fiscal 1991. The law provides that no more than 10% of the total appropriations in any fiscal year may be expended for payment of interest and principal on general obligation debt of the Commonwealth. The debt service relating to bonds that are excluded from the debt limit on direct debt is not included in the limit on debt service appropriations. The law is subject to amendment or repeal by the Legislature at any time and may be superseded in the annual appropriations act for any year.

The Commonwealth is authorized to issue three types of debt directly — general obligation debt, special obligation debt and federal grant anticipation notes. General obligation debt is secured by the full faith and credit of the Commonwealth. Special obligation debt may be secured by either a pledge of receipts credited to the Highway Fund or by a pledge of receipts credited to the Boston Convention and Exhibition Center Fund. Federal grant anticipation notes are secured by a pledge of federal highway construction reimbursements. In addition, certain independent authorities and agencies within the Commonwealth are statutorily authorized to issue debt for which the Commonwealth is either directly, in whole or in part, or indirectly liable.

Local Aid. The Commonwealth makes substantial payments to its cities, towns and regional school districts (Local Aid) to mitigate the impact of local property tax limits on local programs and services. Local Aid payments to cities, towns and regional school districts take the form of both direct and indirect assistance. Direct Local Aid consists of general revenue sharing funds and specific program funds sent directly to local governments and regional school districts as reported on the so-called “cherry sheet” prepared by the Department of Revenue, excluding certain pension funds and non-appropriated funds. In fiscal 2011, approximately $4.8 million of the Commonwealth’s projected spending is estimated to be allocated to direct Local Aid.

As a result of comprehensive education reform legislation enacted in June 1993, a large portion of general revenue sharing funds are earmarked for public education and are distributed through a formula designed to provide more aid to the Commonwealth’s poorer communities. The legislation requires the Commonwealth to distribute aid to ensure that each district reaches at least a minimum level of spending per public education pupil. Since fiscal 1994, the Commonwealth has fully funded the requirements imposed by this legislation in each of its annual budgets.

A statute adopted by voter initiative petition at the November 1990 statewide election regulates the distribution of Local Aid to cities and towns. As enacted in 1992 and subsequently amended, this statute requires that, subject to annual appropriation, no less than 40% of collections from personal income taxes, corporate excise taxes and lottery fund proceeds and 32% of collections from sales and use taxes be distributed to cities and towns. By its terms, the new formula would have provided for a substantial increase in direct Local Aid in fiscal 1992 and subsequent years. Nonetheless, Local Aid payments remain subject to annual appropriation by the Legislature, and the appropriations for Local Aid since the enactment of the initiative law have not met the levels set forth in the initiative law.

Reductions in, failure to fund or delays in the payment of Local Aid may create financial difficulties for certain municipalities or other local government entities. From fiscal 2008 through 2010, expenditures for direct Local Aid, exclusive of school building assistance, were $5.041 billion, $4.724 billion, and $4.837 billion respectively. For fiscal 2011, expenditures for direct Local Aid are projected to total $4.785 billion.

The Commonwealth maintains a $1.000 billion commercial paper program supported by lines and a letter of credit from commercial banks. The program allows for the periodic issuance of commercial paper as either bond anticipation notes or revenue anticipation notes for operating purposes to meet cash flow needs. In particular, the Commonwealth makes Local Aid payments of approximately $1 billion to its cities and towns at the end of each calendar quarter, which often results in short-term cash flow borrowings.

In November 1980, voters in the Commonwealth approved a statewide tax limitation initiative petition, commonly known as Proposition 2 1/2, to constrain levels of property taxation and to limit the charges and fees imposed on cities and towns by certain governmental entities, including county governments. Proposition 2 1/2 is not a provision of the state constitution and accordingly is subject to amendment or repeal by the Legislature. Proposition 2 1/2, as amended as of March 26, 2009, limits the property taxes that may be levied by any city or town in any fiscal year to the lesser of (i) 2.5% of the full and fair cash valuation of the real estate and personal property therein, or (ii) 2.5% over the previous year’s levy limit plus any growth in the tax base from certain new construction and parcel subdivisions. Proposition 2 1/2 also limits any increase in the charges and fees assessed by certain governmental entities, including county governments, on cities and towns to the sum of (i) 2.5% of the total charges and fees imposed in the preceding fiscal year, and (ii) any increase in charges for services customarily provided locally or services obtained by the city or town at its option. The law contains certain override provisions and, in addition, permits debt service on specific bonds and notes and expenditures for identified capital projects to be excluded from the limits by a majority vote at a general or special election. At the time Proposition 2 1/2 was enacted, many cities and towns had property tax levels in excess of the limit and were therefore required to roll back property taxes with a concurrent loss of revenues. Between fiscal 1981 and fiscal 2008, the aggregate property tax levy grew from $3.347 billion to $10.992 billion, a compound annual growth rate of 4.46%.

Many communities have responded to the limitation imposed by Proposition 2 1/2 through statutorily permitted overrides and exclusions. There are three types of referenda questions (override of levy limit, exclusion of debt service, or exclusion of capital expenditures) that permit communities to exceed the limits of Proposition 2 1/2.

Certain of the Commonwealth’s cities and towns have at times experienced and are currently experiencing serious financial difficulties, which have and may further adversely affect their credit standing. The recurrence of such financial difficulties, or financial difficulties of the Commonwealth, including further reductions of direct Local Aid payments, could adversely affect the market values and marketability of, or result in default in payment on, outstanding obligations issued by the Commonwealth or its public authorities or municipalities. In addition, Massachusetts statutes which limit the taxing authority of the Commonwealth or certain Massachusetts governmental entities may impair the ability of issuers of some Massachusetts obligations to maintain debt service on their obligations.

Medicaid. The Medicaid program provides health care to low-income children and families, certain low-income adults, disabled individuals, and low-income elders. The program, which is administered by the Executive Office of Health and Human Services, receives 50% in federal reimbursement on most expenditures and payments for some children’s benefits are 65% federally reimbursable under the State Children’s Health Insurance Program.

A substantial portion of the Commonwealth’s budget is devoted to Medicaid. It is the largest item in the Commonwealth’s budget and has been one of the fastest-growing budget items. Medicaid spending from fiscal 2005 to fiscal 2009 is estimated to have grown by 7.4% on a compound annual basis. During the same period, Medicaid enrollment is estimated to have increased 4.8% on a compound annual basis. The projected increase in enrollment is largely a result of eligibility expansions authorized in 2006 health care reform legislation.

Health Care Reform Legislation. In April 2006, legislation was enacted to reform health care by mandating that individuals 18 years and older purchase insurance, while offering subsidized coverage to uninsured residents whose income falls below 300% of the federal poverty level and providing new, affordable products for uninsured residents whose income exceeds this threshold. The reform asks employers to play a role by requiring that businesses with 11 or more full-time employees either contribute to coverage or pay an assessment. These businesses must also establish a mechanism wherein employees can pay for health insurance coverage on a pre-tax basis. Businesses that are subject to this requirement but do not comply may potentially face a surcharge. The legislation also created the Commonwealth Health Insurance Connector Authority (Connector), charged with linking uninsured residents to affordable, and in some cases subsidized, coverage.

The Commonwealth began implementing health care reform shortly after its enactment. The legislation included many new concepts and initiatives, including the restoration and expansion of several MassHealth programs. On May 1, 2007, the Connector also launched the Commonwealth Choice program to offer individuals a range of unsubsidized affordable health insurance plans. The Connector board continues to examine and make policy decisions and to monitor conversions from the Commonwealth’s uncompensated care pool into the Commonwealth Care Health Insurance Program, as well as new enrollees who did not previously access care through the uncompensated care pool.

Enrollment in the various health care programs has exceeded initial enrollment estimates, resulting in significantly higher costs than originally projected. The Commonwealth closely monitors the current and projected costs of health care reform and continues to seek potential cost saving and revenue generating opportunities.

Transportation. The $14.808 billion Central Artery/Ted Williams Tunnel Project was substantially completed on January 13, 2006. The Transportation Finance Commission, established by state legislation in 2004, published a report in 2007 analyzing the Commonwealth’s future funding needs and anticipated funding gaps related to maintaining the Commonwealth’s transportation system over the next 20 years. For state-controlled roads and bridges and state environmental transit commitments related to the Central Artery/Ted Williams Tunnel project, the report identified funding needs of $25.670 billion and expected available state and federal funding of $16.820 billion, leaving a funding gap of $8.849 billion. The report also identified funding gaps related to the Massachusetts turnpike system, local roads and bridges, MBTA operations and capital needs and the Tobin Bridge. The report estimated a funding gap for all of these transportation assets of between $15 billion and $19 billion over the next 20 years. The report also included several transportation proposals that the Transportation Finance Commission estimated could generate more than $18.7 billion to fund transportation and infrastructure improvements over the next 20 years.

On June 18, 2009, the Legislature enacted, and on June 26, 2009 the Governor approved, legislation designed to reform the Commonwealth’s transportation system. The legislation created a new authority called the Massachusetts Department of Transportation (MassDOT). The board of MassDOT was authorized to begin exercising its powers on November 1, 2009.

The transportation reform legislation provided for the dissolution of the Massachusetts Turnpike Authority and the transfer of its assets, liabilities, obligations and debt to MassDOT, which has a separate legal existence from the Commonwealth. MassDOT assumed the rights, powers and duties of the Turnpike Authority effective November 1, 2009. The legislation maintained the separate existence of the Massachusetts Bay Transportation

Authority, but its governing board was abolished and has been replaced by a new five-member board appointed by the Governor. The Massachusetts Port Authority remains an independent authority.

All regional transit authorities in the Commonwealth are mandated to shift to a forward-funded budgeting system no later than fiscal 2012. The Secretary of Administration and Finance is to develop a plan for accomplishing this conversion and to seek the necessary appropriations.

The legislation established a Massachusetts Transportation Trust Fund within MassDOT, into which all bridge, tunnel and highway tolls, as well as transit fares, are deposited. Moneys in the Central Artery and Statewide Road and Bridge Infrastructure Fund have been transferred to the Massachusetts Transportation Trust Fund. The Massachusetts Transportation Trust Fund is to be used for operations, maintenance and capital costs related to the transportation assets under MassDOT’s jurisdiction, including MBTA assets and assets of the Turnpike Authority transferred pursuant to the legislation, as well as debt service on outstanding Turnpike Authority debt. MassDOT is authorized to issue special obligation debt secured by moneys in the Massachusetts Transportation Trust Fund to refinance Turnpike Authority debt issued before July 1, 2009. MassDOT debt will not be debt of the Commonwealth.

The legislation contemplates that the Legislature will continue to make capital appropriations for transportation improvements and that such appropriations will continue to be funded through the issuance by the State Treasurer of Commonwealth debt. Currently outstanding capital spending authorizations are to be made available to MassDOT by the Secretary of Administration and Finance.

The legislation also established a Commonwealth Transportation Fund as a budgetary fund of the Commonwealth for transportation-related purposes, to receive essentially the same revenues that are now deposited in the Highway Fund, including gasoline tax receipts and registry fee revenues. Legislation approved by the Governor on July 20, 2009 provides that the Commonwealth Transportation Fund will also receive the sales tax receipts dedicated to transportation purposes, with a guaranteed annual payment of $275 million. The guaranteed amount of $275 million includes $100 million earmarked for costs including debt service on Turnpike Authority debt, $160 million earmarked for the MBTA and $15 million earmarked for the regional transit authorities. Moneys in the Commonwealth Transportation Fund will be used to pay Commonwealth debt service and contract assistance obligations for transportation-related investments, with the excess in each fiscal year to be available for transfer to the Massachusetts Transportation Trust Fund for use by MassDOT. For fiscal year 2011, transfers to the Massachusetts Transportation Trust Fund are projected to total $195.1 million.

Pensions. The Commonwealth is responsible for the payment of pension benefits for Commonwealth employees (members of the state employees’ retirement system) and for teachers of the cities, towns and regional school districts throughout the state (including members of the teachers’ retirement system and teachers in the Boston public schools, who are members of the State-Boston retirement system but whose pensions are also the responsibility of the Commonwealth). The state employees’ and teachers’ retirement systems are partially funded by employee contributions of regular compensation. Legislation approved in 1997 provided, subject to legislative approval, for annual increases in cost-of-living allowances equal to the lesser of 3% or the previous year’s percentage increase in the United States Consumer Price Index on the first $12,000 of benefits for members of the state employees’ and teachers’ retirement systems, to be funded by the investment income of the systems. The Commonwealth pension funding schedule assumes that annual increases of 3% will be approved.

Employees of certain independent authorities and agencies, such as the Massachusetts Water Resources Authority and of counties, cities and towns (other than teachers) are covered by 104 separate retirement systems. The Commonwealth assumed responsibility, beginning in fiscal 1982, for payment of cost of living adjustments for the 104 local retirement systems, in accordance with the provisions of Proposition 2 1/2. However, the 1997 legislation removed from the Commonwealth the cost of future cost-of-living adjustments for these local retirement systems and provided that local retirement systems fund future cost-of-living adjustments. Local retirement systems that have established pension funding schedules may opt in to 3% annual increases in cost-of-living allowances as well, with the costs and actuarial liabilities attributable to the cost-of-living allowances required to be reflected in such systems’ funding schedules. Legislation approved in 1999 allows local retirement systems to increase the cost-of-living allowance up to 3% during years that the previous year’s percentage increase in the United States Consumer Price Index is less than 3%. The fiscal 2006 general appropriation act (“GAA”) included a 3% cost of living increase. The state employees’ and state teachers’ retirement systems were originally established as “pay-as-you-go” systems, meaning that amounts were appropriated each year to pay current benefits, and no provision was made to fund currently the future liabilities already incurred. In fiscal 1978 the Commonwealth began to address the unfunded liabilities of the two state systems by making appropriations to pension reserves. Comprehensive pension funding legislation approved in January 1988, as subsequently amended, requires the Commonwealth to fund future pension liabilities currently and to amortize the Commonwealth’s accumulated unfunded liability to zero by June 30, 2025.

July 1997 legislation required the Secretary of Administration and Finance to prepare a funding schedule providing for both the normal cost of Commonwealth benefits (normal cost being that portion of the actuarial present value of pension benefits which is allocated to a valuation year by an actuarial cost method) and the amortization of the unfunded actuarial liability of the Commonwealth for its pension obligations. The funding schedule was required to be updated periodically on the basis of new actuarial valuation reports prepared under the direction of the Secretary of Administration and Finance. The Secretary was also required to conduct experience investigations every six years. Funding schedules were to be filed with the Legislature triennially by March 1 and were subject to legislative approval. Under the July 1997 pension legislation, if a schedule was not approved by the Legislature, payments were to be made in accordance with the most recently approved schedule; such payments, however, would be required to be at least equal to the prior year’s payments.

The most recent actuarial valuations of the Commonwealth’s pension obligation were calculated as of January 1, 2010. The unfunded actuarial liability as of that date was approximately $19.986 billion.

In October 2010, the Commonwealth issued a valuation, as of January 1, 2008, of its liabilities in respect of other post-employment benefits (“OPEB”). The actuarial accrued liability was calculated to be $15.167 billion. The Executive Office for Administration and Finance estimates that increased retirement ages for new employees proposed by the Governor on January 18, 2011 would reduce health benefit costs by $1 billion for the Commonwealth and $1 billion for municipalities over the next 30 years.

New Jersey

The following information relates specifically to the Columbia New Jersey Intermediate Municipal Bond Fund (the “Fund”). This summary does not purport to be a comprehensive description of all relevant facts for the Fund. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, most of this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of the State of New Jersey (“New Jersey” or the “State”) and local agencies in New Jersey available as of the date of this Statement of Additional Information. The Fund assumes that all such material was prepared and published in a manner consistent with current standards of disclosure. Further, all estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of New Jersey municipal securities than comparable municipal bond funds that do not focus on investments in New Jersey issuers.

Introduction. New Jersey’s economy weakened significantly in 2009 along with the national economy and other states’ economies. Payroll employment decreased at an average annual rate of 3.9% in 2009, following a decrease at an average annual rate of 0.7% in 2008. The New Jersey Department of Labor and Workforce

Development’s 2009 benchmarked data reflects the deterioration in the employment conditions in the State. Since November 2008, the level of employment has remained consistently below the 4.0 million mark for twenty months in a row. The State’s level of payroll employment as of June 2010 was 3.867 million.

New Jersey’s payroll employment declined by 0.5% (-19,400 jobs) in June 2010 compared to June 2009. Most of the job losses were in construction (-11,800 jobs), manufacturing (-8,500 jobs), financial services (-6,900 jobs) and other services (-6,100 jobs). The public sector reported the largest gain (+8,200 jobs), followed by leisure and hospitality services (+6,000 jobs) and education and health services (+5,200 jobs).

The generally declining labor market conditions have kept the State’s unemployment rate above 5.0% for twenty-five months since June 2008. The State’s unemployment rate averaged 9.8% for the first six months of 2010, after averaging approximately 9.2% in 2009. After peaking at 10% in December 2009, the State’s unemployment rate appears to be declining slowly, but steadily, reflecting some improvements in the State’s labor market conditions. The State’s unemployment rate declined to 9.6% in June 2010, the third monthly decline in calendar 2010.

According to the United States Commerce Department, Bureau of Economic Analysis in a release dated June 22, 2010, the preliminary growth rate for New Jersey’s personal income increased at a rate of 2.1% for the first quarter of 2010 and came in better than the revised growth rate of -1.8% for the fourth quarter of 2009. According to the June 2010 New Jersey economic forecasts from Global Insight and Moody’s Economy.com, the average annual growth in personal income for New Jersey is expected to improve during 2010 and 2011.

The housing sector is expected to recover from the depressed 2009 level but may remain weak in the months ahead with housing permits in 2010 to stay below 20,000 units, in part due to the expiration of the federal homebuyer tax credit. New vehicle registrations declined in calendar year 2009 by 20%, following a 16% decline in 2008 but the trend appears to have reversed with three straight months of positive growth posted since April 2010. For the first six months of calendar year 2010, new vehicle registrations increased by 10.9% compared to the same period a year ago. New motor vehicle registrations are projected to remain below the 500,000 level in 2010 and then are projected to steadily improve in 2011.

The economic conditions in New Jersey and the nation are expected to continue to improve gradually in the months ahead. The minutes from the June 22-23, 2010 meeting of the Federal Reserve Board’s Federal OpenMarket Committee which were released on July 14, 2010, reflect that despite some concern about potential downside risks to their economic outlook projections, overall the national economic recovery is expected to continue at a moderate pace in 2010 and continue to improve in 2011. New Jersey’s economy is expected to follow the national trend for 2010. The June 2010 New Jersey economic forecasts from Global Insight and Moody’s Economy.com expect economic conditions to continue to recover in 2010 and into 2011.

Employment is projected to decrease by an approximately 0.5% average annual rate in 2010 and increase by an average annual rate of approximately 1.0% in 2011.

Inflation is expected to remain low during the current gradual economic expansion and may not be a serious concern until consumer spending revives. The future economic outlook hinges on the success of the federal economic stimulus programs on job growth and supportive fiscal and monetary policies. Availability of credit, stability in the financial markets and improvements in consumer and business confidence are critical factors necessary for economic turnaround nationally and in New Jersey.

The State and the nation may experience some near-term deterioration in growth and the expected pace of economic expansion may decline further if consumers, investors, and businesses become more concerned about the impact of the federal economic stimulus program on job growth, the impact of federal health care reform, credit availability, financial market stresses, global economic recovery and geopolitical tensions. To a large extent, the future direction of the economy nationally and in the State hinges on the assumptions regarding the strength of the current economic recovery, energy prices, and stability in the financial markets.

Debt Limitations. The State constitution provides, in part, that the State legislature cannot, in any manner, create in any fiscal year a debt or liability of the State that, together with any previous debts or liabilities, exceeds at any time one percent of the total appropriations for such year, unless authorized by a law for some single object or work distinctly specified therein. No such law may take effect until it has been submitted to a general election and approved by a majority of the legally qualified voters voting thereon; provided, however, no such voter approval is required for any such law authorizing the creation of a debt for a refinancing of all or any portion of the outstanding debts or liabilities of the State, so long as such refinancing produces a debt service savings. Furthermore, any funds raised under these authorizations must be applied only to the specific object stated therein. The State constitution provides as to any law authorizing such debt: “Regardless of any limitation relating to taxation in this Constitution, such law shall provide the ways and means, exclusive of loans, to pay the interest of such debt or liability as it falls due, and also to pay and discharge the principal thereof within thirty five years from the time it is contracted; and the law shall not be repealed until such debt or liability and the interest thereon are fully paid and discharged.” This constitutional provision does not apply to the creation of debts or liabilities for purposes of war, or to repel invasion, or to suppress insurrection or to meet emergencies caused by disaster or act of God (Article VIII, Sec. 2, para. 3) (the “Debt Limitation Clause”).

The Debt Limitation Clause was amended by the voters on November 4, 2008. The amendment provides that, beginning after the effective date of the amendment, tlie State legislature is prohibited from enacting any law that creates or authorizes the creation of a debt or liability of an autonomous State corporate entity, which debt or liability has a pledge of an annual appropriation as the means to pay the principal of and interest on such debt or liability, unless a law authorizing the creation of that debt or liability for some single object or work distinctly specified therein has been submitted to voters and approved by a majority of the legally qualified voters of the State voting thereon at a general election. The constitutional amendment does not require voter approval for any such law providing the means to pay the principal of and interest on such debt or liability subject to appropriations of an independent non-State source of revenue paid by third persons for the use of the single object or work thereof or from a source of State revenue otherwise required to be appropriated pursuant to another provision of the State constitution. Furthermore, voter approval is not needed for any law providing for the refinancing of all or a portion of any outstanding debts or liabilities of the State or of an autonomous State corporate entity provided that such law requires that the refinancing produces debt service savings.

State Finances and Estimates. As of the Fiscal Year 2011 Appropriations Act, the revenue estimates for Fiscal Year 2010 were $27.75 billion, which represents a decrease from $29.49 billion, which was the amount estimated in the Fiscal Year 2010 Appropriations Act. Actual Fiscal Year 2010 supplemental appropriations totaled $779.6 million. A projected Fiscal Year 2010 opening surplus reduction of $121.0 million and revenue declines of $1,447.0 million resulted in a resource shortfall of approximately $1,568.0 million. Together, these supplemental appropriations and resource declines resulted in a budget shortfall of $2,347.6 million. On February 11, 2010, the Governor issued Executive Order No. 14 (Christie 2010) (“Executive Order 14”) directing the Budget Director to identify and place into reserve items of appropriation pursuant to N.J.S.A. 52:27B-26. To close this gap, as of the time of the Fiscal Year 2011 Appropriations Act, a total of $2,350.4 million in Fiscal Year 2010 budget solutions, including $170 million in revenue solutions, had been identified. Of this amount, approximately $370 million required the enactment of legislation to be recognized as State revenue.

Fiscal Year 2010 and Fiscal Year 2011 Estimated Revenues. Certain Taxes. The sales and use tax collections for fiscal year 2010 were estimated to decrease 5.0% from fiscal year 2009. The fiscal year 2011 estimate of $8,353.3 million is a 6.1% increase from fiscal year 2010. The gross income tax collections for fiscal year 2010 were estimated to decrease 2.2% from fiscal year 2009. The fiscal year 2011 estimate is a 3.8% increase from fiscal year 2010. The fiscal year 2011 estimate includes a change to the Gross Income Tax to take into account the expansion of the New Jersey Earned Income Tax Credit from 25% of the federal benefit to 20%. The fiscal year 2011 estimate also takes into account the fact that the temporary income tax for those earning over $400,000 which expired December 31, 2009 was not renewed along with the one year fiscal year 2010 change to the property tax deduction. The corporation business tax collections for fiscal year 2010 were estimated to decrease 19.2% from fiscal year 2009. The fiscal year 2012 estimate is a 6.3% increase from fiscal year 2010. The fiscal year 2011 estimate reflects the expiration of the 4% surcharge, change in the throwout rule governing corporate profits and the elimination of the regular place of business rules. It assumes growth in payments for calendar year 2010 as pre-tax profitability is projected to improve and refunds are expected to decrease. The Casino Revenue Fund accounts for the taxes imposed on the casinos and other related activities. They include casino parking fees, per room per day fees on casino hotel rooms, a tax on casino complimentaries, which expired on June 30, 2009, and a tax on multi-casino progressive slot machine revenue. Collections for fiscal year 2010 aree estimated to decrease 14.9% from fiscal year 2009. The fiscal year 2011 estimate is a 9.7% decrease from fiscal year 2010. The fiscal year 2011 estimate reflects a weak economy and expanding competition from other forms of gambling originating both offshore and from facilities built in other states. The Fiscal Year 2011 Appropriations Act relies on non-recurring revenue totaling $214.3 million. Of this amount, $79.6 million is estimated from changes in the laws governing unclaimed property and the remaining $135.0 million is from taking balances in other funds and transferring them to the General Fund. The Fiscal Year 2010 Appropriations Act included $1.0 billion in non-recurring Gross Income Tax revenues, $80 million in non-recurring Corporation Business Tax revenues and $108.8 million in other fund diversions.

Federal Aid. Actual federal aid receipts in the General Fund and Special Transportation Fund for Fiscal Years 2007 through 2009, which are non-budgeted revenues, amounted to $8,759.4 million, $8,815.5 million and $10,530.6 million, respectively. Federal receipts in theGeneral Fund and the Special Transportation Fund for FiscalYear 2010 are estimated at $13,499.5 million and are subject to adjustment, pending the completion of the annual audit. Federal receipts in the General Fund and the Special Transportation Fund for Fiscal Year 2011 as contained in the Fiscal Year 2011 Appropriations Act are estimated to be $12,755.4 million. Such federal aid receipts for Fiscal Year 2011 are composed of $4,616.4 million for medical payments, $49.2 million for social services block grants, $752.4 million for welfare, $2,238.3 million for other human services, $847.4million for Title I and other education, $464.3 million for labor, $1,297.2 million for transportation, and the remainder for all other federal aid programs.

The American Recovery and Reinvestment Act of 2009 (“ARRA”) provides for federal fiscal stimulus funding to the State for Fiscal Years 2010 and 2011. The funding across both fiscal years totals approximately $3,322.1 million. Fiscal Year 2010 funding of $2,289.0 million reflects $1,034.5 million for enhanced Medicaid funding with the remainder primarily for fiscal stabilizationwhich the State used as a resource for theGeneral Fund. For FiscalYear 2011,the total funding of $1,033.1 million is primarily allocated for enhanced Medicaid funding.

Appropriations.

Appropriations — Fiscal Year 2007 through Fiscal Year 2011

The following table sets forth the composition of annual appropriations, including supplemental appropriations, from the General Fund, which includes the LTOCEF, the Property Tax Relief Fund, the Gubernatorial Elections Fund, the Casino Control Fund, and the Casino Revenue Fund for the Fiscal Years 2007 through 2011. Should tax revenues be less than the amount anticipated in the annual Appropriations Act, the Governor may, pursuant to statutory authority, prevent any expenditure under any appropriation. The amounts for Fiscal Years 2007 through 2009 are actual and final. The amounts for Fiscal Years 2010 are based on the Fiscal Year 2010 Appropriations Act, plus supplemental appropriations and de-appropriations, and are subject to adjustment pending completion of the annual audit. The amounts appropriated for Fiscal Year 2011 reflect the amounts provided in the Fiscal Year 2011 Appropriations Act.

The State has made appropriations for principal and interest payments for general obligation bonds for Fiscal Years 2007 through 2010 in the amounts of $427.8 million, $438.8 million, $270.9 million and $263.6 million, respectively. The Fiscal Year 2011 Appropriations Act includes an appropriation in the amount of $224.7 million for Fiscal Year 2011, representing principal and interest payments for general obligation bonds. The Fiscal Year 2011 appropriation of $224.7 million reflects the anticipated savings from restructuring of general obligation bonds.

The Fiscal Year 2011 Appropriations Act also appropriates $2,274.9 million for obligations supported by State revenue subject to annual appropriation. The total Fiscal Year 2011 general obligation bonds and obligations supported by State revenue subject to annual appropriation debt service appropriations is $2,499.6 million or approximately 8.8% of total State appropriations for Fiscal Year 2011. The total Fiscal Year 2011 general obligation bonds and obligations supported by State revenue subject to annual appropriation debt service appropriations in the Fiscal Year 2011 Appropriations Act takes into account projected increases in debt service due to planned future issuances of bonds and notes and is net of $410 million in projected debt service savings due to planned restructurings of general obligation bonds and obligations supported by State revenue subject to annual appropriation.

Appropriations of Federal Aid

The Fiscal Year 2011 Appropriations Act assumes that an additional $1,033.1 million in federal stimulus funding will be available in Fiscal Year 2011, including $1,026.4 million for Medicaid programs. Of this amount, approximately $580 million is contingent upon enactment of federal legislation. A bill that would provide approximately $380 million of this funding passed the United States Senate on August 5, 2010, and is pending final action in the United States House of Representatives. The remaining $200 million is contingent upon the enactment of other future federal legislation, the status of which is uncertain.

The Fiscal Year 2011 Appropriations Act also assumes the United States Congress will extend the Temporary Assistance for Needy Families (“TANF”) Emergency Fund for another year beyond its scheduled September 30, 2010 expiration. The State intends to use such funding to offset $39 million of the State’s Earned Income Tax Credit program. Based on the latest guidance from the National Association of State Budget Officers (“NASBO”), it does not appear likely that the United States Congress will address the TANF Emergency Fund extension before it adjourns for the summer recess. The Fiscal Year 2011 Appropriations Act also assumes the receipt of additional federal funds, including $107.3 million of one-time Medicare revenue to offset State Medicaid expenses. This reimbursement by Medicare of expenses incurred by the State is contingent upon the enactment of federal legislation. The Fiscal Year 2011 Appropriations Act assumes the receipt of $110.0 million from the expected approval of federal waivers that will enable the State to earn a Medicaid match on medical costs that are currently 100% State funded. Also subject to federal approval is the State’s plan to generate $45 million of new federal Medicaid matching funds from a health care facility assessment to help fund hospital charity care. The Fiscal Year 2011 Appropriations Act also includes $100.0 million of potentially non-recurring prior year federal reimbursements for costs incurred by the State.

In the absence of the availability of the funds discussed above, other budgetary actions will be necessary tobalance the State budget.

The Fiscal Year 2011 Appropriations Act contains a 3.7% increase in State Aid, which is predominantly due to increases in education for school aid and debt serviceon school construction bonds, and in human services to offset reduced federal funding for income maintenance programs, partially offset by reductions in State funding for municipal aid. The 11.1% reduction in Grants-in-Aid reflects decreases in property tax rebates, Medicaid, and operating aid reductions to colleges and universities. The 4.3% increase in Direct State Services reflects increased benefits costs for State employees. The 3.7% increase in Capital Construction reflects increases in the constitutional dedication of the Corporation Business Tax for hazardous material remediation, shore protection projects and capital improvement projects in parks, forests and wildlife management areas. The 14.8% recommended reduction in Debt Service reflects projected debt service growth of $137.1 million offset by general obligation bond debt restructuring savings of $176.0 million.

In 2009, the State entered into modified agreements with the Communications Workers of America, the International Federation of Professional and Technical Engineers, and the American Federation of State, County and Municipal Employees, which represent nearly 49,000 full-time Executive Branch employees out of a total of about 74,000 full-time State employees (including Judiciary Branch employees). The agreement was also imposed on the nearly 6,000 non-aligned employees in the Executive Branch. The terms of the agreements include a total of 10 unpaid furlough days to be taken prior to July 1, 2010, and postponement until January 1, 2011, of a 3.5% cost of living adjustment (COLA) that was scheduled to take effect on July 1, 2009. The agreement stipulates that no additional unpaid leaves may be imposed prior to June 30, 2011, and includes a no layoff pledge for represented workers through January 1, 2011. If a represented worker is laid off prior to this date, then the State must immediately pay to all employees the 3.5% COLA that was deferred and must suspend for all workers the unpaid furlough days proportionate to when the layoff occurred. The Fiscal Year 2011 Appropriations Act includes $133.8 million to fund the July 1, 2010 and January 1, 2011 COLA increases, net of an anticipated $50 million of privatization savings.

Programs Funded in Fiscal Year 2010. Of the $28,364.4 million appropriated for Fiscal Year 2011 from the General Fund, the Property Tax Relief Fund, the Casino Control Fund, the Casino Revenue Fund and the Gubernatorial Elections Fund, $12,026.3 million (42.4%) is appropriated for State Aid, $8,676.9 million (30.6%) is appropriated for Grants-in-Aid, $6,314.6 million (22.2%) is appropriated for Direct State Services, $224.7 million (0.8%) is appropriated for Debt Service on State General Obligation Bonds and $1,121.9 million (4.0%) is appropriated for Capital Construction.

State Aid. State Aid is the largest portion of Fiscal Year 2011 appropriations. These consist of payments to, or on behalf of, counties, municipalities and school districts, to assist them in carrying out their local responsibilities. The largest State Aid appropriation, in the amount of $10,308.1 million, is provided for local preschool, elementary and secondary education programs. Of this amount, $7,462.1 million in formula aid for P-12 education will be distributed through the School Funding Reform Act of 2008, subject to the limitations of available funding. In Fiscal Year 2010, formula aid allocations to districts included $1,056.9 million in federal stabilization funding which was a one-time source of revenue. Each district’s Fiscal Year 2011 formula aid allocation reflects a reduction equal to approximately 5% of its Fiscal Year 2010 general fund budget. $581.6 million is appropriated for the School Construction and Renovation Program, and $81.3 million is appropriated in School Building Aid. This funding will service State school construction debt on new and existing bond issues, as well as provide aid for qualifying local debt issued for school construction. In addition, $1,780.0 million is appropriated on behalf of school districts as the employers’ share of the social security and teachers’ pensions and benefits programs. Appropriations to the Department of Community Affairs total $676.5 million in State Aid monies for Fiscal Year 2011. Consolidated Municipal Property Tax Relief Aid is appropriated in the amount of $505.4 million. These appropriations also include $159.0 million for a new Transitional Aid to Localities program that replaces the Special Municipal Aid, Extraordinary Aid and Trenton Capital City Aid programs. This program will establish a competitive process to determine which temporarily distressed municipalities are in need of additional assistance. Appropriations for the Department of Human Services total $604.5 million in State Aid monies for Fiscal Year 2011. The principal programs funded by these appropriations are $144.8 million for patients in county psychiatric hospitals and $459.7 million for various income maintenance programs for the economically disadvantaged. Appropriations for the Department of the Treasury total $357.2 million in State Aid monies for Fiscal Year 2011. The principal programs funded by these appropriations are aid to county colleges ($192.8 million) and the cost of senior citizens, disabled and veterans property tax deductions and exemptions ($83.1 million). These appropriations also include $16.2 million for County Solid Waste-Environmental Investment Aid. $15.0 million is appropriated for the Department of Corrections for inmate addiction services at county penal facilities.

Grants-in-Aid. The second largest portion of the appropriations in Fiscal Year 2011 is for Grants-in-Aid. These represent payments to individuals or public or private agencies for benefits to which a recipient is entitled by law, or for the provision of services on behalf of the State. The amount appropriated in Fiscal Year 2011 for Grants-in-Aid is $8,676.9 million. $3,485.4 million is appropriated for programs administered by the Department of Human Services. Of that amount, $2,209.0 million is for medical services provided under the Medicaid program (excluding FamilyCare), $462.1 million is for community programs for the developmentally disabled, $336.4 million is for community programs for the mentally ill, $200.9 million is for assistance programs for the economically disadvantaged and homeless, $223.8 million is for health insurance for adults and children through the FamilyCare program, and $40.5 million is for addiction services. $774.0 million is appropriated for the Department of the Treasury. Included in this amount is $268.2 million for the Fiscal Year 2011 Homestead Property Tax Credits, which will provide credits directly on local property tax bills for eligible homeowners. Seniors earning up to $150,000 and non-seniors earning up to $75,000 will receive the first credit in May 2011. Savings of $804.6 million were achieved by initiating these direct credits in the last quarter of Fiscal Year 2011. Funding the same level of credits for an entire fiscal year in Fiscal Year 2012 will necessitate an increase in appropriations for this program. Also included in the appropriation is $175.0 million for Business Employment Incentive Program grants, $165.6 million for the Senior and Disabled Citizen’s Property Tax Freeze, and $68.9 million for energy assistance programs in the Board of Public Utilities. $1,114.8 million is appropriated for programs administered by the Department of Health and Senior Services. Of that amount, $639.2 million is for medical services for the aged, $177.0 million is for pharmaceutical assistance to the aged and disabled, $86.6 million is for the Early Childhood Intervention Program, $38.9 million is for AIDS services, and $45.1 million is for other programs for the aged. $714.2 million is appropriated for State colleges and universities. Other higher education appropriations are $448.3 million for various grant programs including $372.5 million for student financial assistance, $28.8 million for debt service for the Dormitory Safety Trust Fund, the Equipment Leasing Fund and the Higher Education Facilities Trust Fund, and $43.9 million for debt service on the Higher Education Capital Improvement Program. In addition, $864.2 million is appropriated for fringe benefit costs of State college and university employees. $724.0 million is appropriated for programs administered by the Department of Children and Families. Of that amount, $422.8 million is for child protective and permanency services, $242.4 million is for child behavioral health services, and $58.8 million is for community programs intended to prevent child abuse and neglect. $276.2 million is appropriated for the Department of Transportation for bus and railroad subsidies. $107.2 million is appropriated for the Department of Corrections (including the State Parole Board). The largest items of appropriation in this Department are $6.5 million for payments to county penal facilities to house State inmates, $64.6 million for the purchase of community services and $36.1 million for alternative parole programs.

Direct State Services. The third largest portion of the appropriations in Fiscal Year 2011 is applied to Direct State Services, which supports the operation of State government’s departments, the Executive Office, several commissions, the State Legislature and the Judiciary. In Fiscal Year 2011, appropriations for Direct State Services aggregate to $6,314.6 million. Some of the major appropriations for Direct State Services during Fiscal Year 2011 include: $1,783.5 million is appropriated in the Interdepartmental Accounts for fringe benefits for active and retired State employees, including pensions other than defined benefit pensions and non-contributory insurance ($41.1 million), health benefits ($1,218.0 million), employer taxes ($426.1 million), and a portion of the debt service on State Pension Funding bonds ($98.3 million) issued by the New Jersey Economic Development Authority. In addition, $133.8 million is appropriated for the cost of negotiated salary increases. This amount is net of an anticipated $50 million in savings from various privatization initiatives. $958.5 million is appropriated for the Department of Corrections (including the State Parole Board) and $521.7 million is appropriated for the Department of Law and Public Safety (including the Juvenile Justice Commission). Among programs funded by these appropriations are the administration of the State’s correctional facilities and parole activities, and the investigative and enforcement activities of the State Police. $469.9 million is appropriated for programs administered by the Department of Human Services. Of that amount, $366.5 million is appropriated for mental health and developmentally disabled programs, including the operation of five psychiatric institutions ($281.2 million) and seven developmental centers ($62.1 million); $39.6 million is appropriated for administration of the various income maintenance programs, including Work First New Jersey; and $28.9 million is appropriated for administration of the Medicaid program. $317.7 million is appropriated for programs administered by the Department of Children and Families for various children’s services programs. $200.6 million is appropriated for the Department of Environmental Protection for the protection of air, land, water, forest, wildlife and shellfish resources and for the provision of outdoor recreational facilities. $80.4 million is appropriated for the Department of Labor and Workforce Development for the administration of programs for workers compensation, unemployment and temporary disability insurance, workforce development, health safety inspection, and the Civil Service Commission. $52.1 million is appropriated for the Department of Health and Senior Services for the prevention and treatment of diseases, regulation of health care facilities, the uncompensated care program and senior services programs. $45.6 million is appropriated for the Department of Transportation for the various programs it administers, such as the maintenance and improvement of the State highway system and winter operations.

Capital Construction. Capital construction is funded by a combination of appropriation of current revenues on a pay-as-you-go basis and bond proceeds. The Fiscal Year 2011 Appropriations Act appropriates $1,121.9 million for this purpose. This amount includes $895.0 million for transportation projects and debt service, which is being credited to the Transportation Trust Fund Account of the General Fund. Of the remainder, $98.0 million is for payments to cover debt service on bonds issued for open space and farmland preservation and is being credited to the Garden State Preservation Trust Fund Account of the General Fund, $45.5 million is for hazardous substance remediation and brownfields, $31.5 million is for shore protection and flood control projects, $26.4 million is for debt service on New Jersey Building Authority bonds, $15.5 million is for capital improvements for parks, forestry and wildlife management areas, and $10.0 million is for energy efficiency projects. All appropriations for capital projects are subject to the prior review and recommendation of the New Jersey Commission on Capital Budgeting and Planning (the “Commission”) which was established in November 1975. This permanent commission is charged with the preparation of the State’s seven-year Capital Improvement Plan. The Capital Improvement Plan is a detailed account of all capital construction projects requested by State departments, agencies and institutions of higher education for the next three fiscal years and forecasts as to the requirements for capital projects for the four fiscal years following. The Capital Improvement Plan includes the Commission’s recommendations as to the priority of such capital projects and the means of funding them. The Commission is also charged with reviewing and voting on the State’s annual Debt Report. This report on the State’s overall debt includes information on the outstanding general obligation debt and debt service costs for the prior fiscal year, the current fiscal year, and the estimated amount for the subsequent five fiscal years. The report also provides similar information on capital leases and installment obligations. For Fiscal Year 2011, requests for Capital Construction funding were substantially greater than the amount recommended by the Commission. The appropriations for Capital Construction contained in the Fiscal Year 2011 Appropriations Act are largely based on the recommendations of the Commission. There can be no assurance that the amounts appropriated are sufficient to maintain or improve the State’s capital facilities and infrastructure assets.

Debt Service on General Obligation Bonds. The State finances certain capital projects through the sale of general obligation bonds of the State. These bonds are backed by the faith and credit of the State. Certain state tax revenues and certain other fees are pledged to meet the principal payments, interest payments, and redemption premium payments, if any, required to fully pay the bonds. This assumes a savings of $176 million from restructuring of certain general obligation bonds and the application of other available moneys for the payment of debt service.

Tax and Revenue Anticipation Notes. The State issues tax and revenue anticipation notes to aid in providing effective cash flow management by funding imbalances that occur in the collection and disbursement of the General Fund and Property Tax Relief Fund revenues. Such tax and revenue anticipation notes do not constitute a general obligation of the State or a debt or liability within the meaning of the State constitution. Such notes constitute special obligations of the State payable solely from monies on deposit in the General Fund and the Property Tax Relief Fund and legally available for such payment. On August 10, 2010 the State Treasurer adopted a resolution authorizing the issuance of TRANs for Fiscal Year 2011. The State anticipates issuing $2.25 billion of TRANs in September 2010. The State may issue additional TRANs during Fiscal Year 2011.

Obligations Supported By State Revenue Subject To Annual Appropriation. The State has entered into a number of leases and contracts (collectively, the “Agreements”) with several governmental authorities, including, but not limited to, the Garden State Preservation Trust, New Jersey Building Authority, New Jersey Economic

Development Authority, New Jersey Educational Facilities Authority, New Jersey Sports and Exposition Authority, New Jersey Transportation Trust Fund Authority, to secure the financing of various projects and programs in the State. Under the terms of the Agreements, the State has agreed to make payments equal to the debt service on, and other costs related to, the obligations sold to finance the projects, including payments on swap agreements. The State Legislature has no legal obligation to enact such appropriations, but has done so to date for all such obligations. The amounts appropriated to make such payments are included in the appropriation for the department, authority or other entity administering the program or in other line item appropriations. The principal amount of bonds which may be issued and the notional amount of swaps which may be entered into by such governmental authorities is, in certain cases, subject to specific statutory dollar ceilings or programmatic restrictions which effectively limit such amounts. In other cases, there are currently no such ceilings or limitations. In addition, the State Legislature may at any time impose, remove, increase or decrease applicable existing ceilings and impose, modify or remove programmatic restrictions. The State Legislature may also authorize new leases and contracts with the governmental authorities listed below or other governmental authorities to secure the financing of projects and programs in the future.

The State expects that additional obligations supported by State revenues subject to appropriation will be issued during fiscal year 2011. The amount of such obligations issued in the future could be significant. The amendment to the Debt Limitation Clause may reduce future authorizations of obligations supported by State revenues subject to appropriation. The State Legislature is not legally obligated to appropriate amounts for the payment of such debt service in any year, and there can be no assurance that the State Legislature will make any such appropriations. Future legislative action may depend in part on various factors including the financial condition of the State.

Moral Obligation Financing. The authorizing legislation for certain State entities provides for specific budgetary procedures with respect to certain obligations issued by such entities. Pursuant to such legislation, a designated official is required to certify any deficiency in a debt service reserve fund maintained to meet payments of principal of and interest on the obligations, and a State appropriation in the amount of the deficiency is to be made. However, the State Legislature is not legally bound to make such an appropriation. Bonds issued pursuant to authorizing legislation of this type are sometimes referred to as moral obligation bonds. There is no statutory limitation on the amount of moral obligation bonds which may be issued by eligible State entities.

Funding Pension Plans. General. Almost all of the public employees of the State and its counties, municipalities and political subdivisions are members of pension plans administered by the State. The State operates seven defmed benefit pension plans (collectively, the “Pension Plans”). Public Employees’ Retirement System (“PERS”) and Teachers’ Pension and Annuity Fund (“TPAF”) are the largest plans, which as of June 30, 2009, the date of the latest actuarial valuations for all systems covered 316,849 and 157,109 active members, respectively, and 138,619 and 78,782 retired members, respectively. The other systems are Police and Firemen’s Retirement System (“PFRS”) (as of June 30, 2009, 45,150 active members and 34,364 retired members), Consolidated Police and Firemen’s Pension Fund (“CP&FPF”) (as of June 30, 2009, no active members and 446 retired members), State Police Retirement System (“SPRS”) (as of June 30, 2009, 3,016 active members and 2,585 retired members), Judicial Retirement System (“JRS”) (as of June 30, 2009, 422 active members and 485 retired members) and Prison Officers’ Pension Fund (“POPF”) (as of June 30, 2009, no active members and 155 retired members). From June 30, 2004 to June 30, 2009, the total number of active members and retired members of all of the State-administered plans increased by 23,174 and 41,618, respectively, which represented increases of 4.6% and 19.5%, respectively.

The State is not the only employer sponsoring PERS and PFRS. Local governments within the State participate as employers as well. In both of these Pension Plans, the assets that the State and the local governments contribute are invested together and generate one investment rate of return. However, both of these Pension Plans segregate the active and retired members and the related actuarial liabilities between the State on one hand and the local governments on the other hand. As experience with the State’s active and retired members changes, these Pension Plans adjust the actuarial liabilities of the State without affecting the actuarial liabilities of the local governments, and the same occurs with the experience with the local governments’ active and retired members. As of June 30, 2009, those members of the PERS and PFRS for which the State is responsible for making contributions were, with respect to PERS, 93,283 active members and 44,248 retired members and, with respect to PFRS, 7,915 active members and 4,227 retired members.

Although PERS and PFRS segregate the active and retired members of the State and the local governments, under certain State statutes, the State is responsible for making certain contributions to PFRS and PERS on behalf of local employers. With respect to PERS, the normal cost portion of the actuarially recommended contribution relating to the retirement benefit increase provided to the local governmental members of PERS under Chapter 133, P.L. 2001 continues to be charged against the Benefit Enhancement Fund that was established for the local governmental employer component of PERS (the” Local Governmental BEF”). The Local Government BEF is a special reserve fund which assets are included in the actuarial value of assets of the local government portion ofPERS and PFRS. The PERS actuarial valuation as of June 30, 2009 valued the Local Governmental BEF in the local governmental portion ofPERS at approximately $342.6 million. Although local governmental employers participating in the PERS are, for the most part, responsible for funding the normal cost and the unfunded actuarial accrued liability relating to the local governmental members of PERS, Chapter 133 stipulates that if the assets in the Local Governmental BEF are insufficient to pay the normal cost portion of these increased retirement benefits for a valuation period, the State will pay that amount of this normal cost portion for the local employers not covered by the assets in the Local Governmental BEE With respect to PFRS, the State also makes a contribution with respect to active and retired members of the local governments to cover certain benefit enhancements. For Fiscal Year 2010, the State did not make a pension contribution to the Pension Plans, so no amount was contributed by the State on behalf of local PFRS participants. For Fiscal Year 2009, the State made a $13.0 million contribution of which $5.8 million was applied toward the cost of such enhanced benefits. For the Fiscal Year ending June 30, 2008, the State contributed $60.0 million toward enhanced benefits on behalf of local PFRS members.

State law regulates the administration of the Pension Plans. State law requires that all Pension Plans must conduct an actuarial valuation as of the end of each Fiscal Year. Buck Consultants, an ACS Company, serves as consulting actuary for below) for the Pension Plans. Informational copies of these reports as well as other financial information is available on the Division of Pensions and Benefits’ website at: http://www.state.nj.us/ treasury/pensions/financial-rprts-home.htm. No information contained on the website of the Division of Pensions and Benefits is deemed incorporated herein by reference.

The purpose of an actuarial valuation is to calculate the actuarial accrued liability in each of the Pension Plans, which estimates on the basis of demographic and economic assumptions the present value of benefits each of the Pension Plans will pay to its retired members and active members upon retirement. The State contracts with the independent actuaries that provide annual actuarial valuations for each of the Pension Plans, performed in accordance with State statutes and generally recognized and accepted actuarial principles and practices. The actuarial valuation compares the actuarial accrued liability with the actuarial value of assets and any excess of that liability over the assets forms an unfunded actuarial accrued liability (“UAAL”) of the applicable Pension Plan. An actuarial valuation will express the percentage that a Pension Plan is funded through a “Funded Ratio” which represents the quotient obtained by dividing the actuarial value of assets of the Pension Plan by the actuarial accrued liability of the Pension Plan. An actuarial valuation will also state an actuarially recommended contribution rate, which is a recommehded rate of covered payroll that the State and other sponsoring employers contribute to the applicable Pension Plan. The actuarially recommended contribution consists of two components: (1) normal cost, which represents the portion of the present value of retirement benefits that are allocable to active members’ current year service, and (2) an amortized portion of the UAAL.

Ordinarily, the actuarial valuations of the Pension Plans are completed approximately 6-8 months after the end of a fiscal year. As a result, the actuarially recommended contribution rates of the actuarial valuations of the Pension Plans (other than for the PFRS) apply not to the fiscal year immediately following the fiscal year covered by the actuarial valuations but the second immediately following fiscal year. For example, the actuarially recommended rates of contribution in the actuarial valuations of the Pension Plans as of June 30, 2009 are applicable to Fiscal Year 2011. For PFRS, however, the contributions specified in an actuarial valuation apply to the third fiscal year following the fiscal year covered by the actuarial valuation.

To calculate the actuarial value of assets and actuarial accrued liability of each of the Pension Plans, the actuarial valuations use several actuarial assumptions. Some examples of these assumptions include an expected rate of return of assets, age of retirement of active members, future pay increases for current employees, assumed rates of disability and post-employment life expectances of retirees and beneficiaries. If the experience of the Pension Plans is different from these assumptions, the UAAL of the Pension Plans may increase or decrease to the extent of any variances. Consequently, the actuarially recommended rates of contribution may be affected, which may increase the amount of the State’s contributions to the Pension Plans.

In the case of the expected rate of return of assets, the actual rate of return on the Pension Plans depends on the performance of their respective investment portfolios. The investment portfolios of the respective Pension Plans can be highly volatile. The value of the securities in the investment portfolios can dramatically change from one Fiscal Year to the next, which could, in turn, cause substantial increases or decreases in the applicableUAAL. For FiscalYear 2009, the rate of return of the assets of the Pension Plans was negative 14.2%, causing the UAAL of the Pension Plans to increase between Fiscal Year 2008 and Fiscal Year 2009. For Fiscal Year 2010, the estimated year-end return is 14.36%.

In addition, the actuarial valuations of the Pension Plans use several actuarial methods to calculate the actuarial value of assets and actuarial accrued liability of the Pension Plans. For example, the Pension Plans use an asset valuationmethod of smoothing the difference between the market value of assets and the actuarial value of assets over a five-yearperiod to prevent extreme fluctuations thatmay result from temporary or cyclical economic and market onditions. As ofJune 30, 2009, the aggregate market value of all of the assets of the Pension Plans, as determined by the Pension Plans’actuaries, was approximately $66.2 billion, which amount included contribution receivables from the State and localemployers. To the extent these receivables do notmaterialize, adjustmentswill bemade by the actuaries in the next year’svaluations. As of June 30, 2009, the aggregate actuarial value of all assets of the Pension Plans was $89.1 billion. Based on these figures, the Pension Plans have a net unsmoothed loss of approximately $22.9 billion.

The Pension Plans use an amortization method that calculates the amount of the UAAL that is included in the actuarially recommended rates of contribution based on the assumption in each year’s actuarial valuation that the State (and other sponsoring employers, as applicable) will amortize the UAAL over a 30-year period as a level percent of pay. This means that the actuarial valuation assumes that the portion of the UAAL that the State will amortize in each of the years in the 30-year period will represent the same percentage of payroll for the covered employees in those years. The actuarial valuations of the Pension Plans assume that the payroll for such covered employees will increase by 4.0% in each year, which means that the amount of this payroll will be the smallest dollar amount in the first year of the assumed amortization period. As a consequence of this method, even if the State were to contribute to the Pension Plans the full amount of the actuarially recommended contributions, the UAAL for the Pension Plans will continue to rise indefinitely, so long as all of the other actuarial assumptions of the Pension Plans are realized. Furthermore, if the UAAL of a Pension Plan rises from one year to the next, then the actuarial valuations will once again use the full 30-year amortization period which can result in the State not effectively amortizing the UAAL of the Pension Plans.

State law also requires the Pension Plans to conduct experience investigations every three years, which examine the demographic and economic assumptions used in the Pension Plans’ actuarial valuations to ensure that those assumptions are consistent with the Pension Plans’ respective historical experiences. Changes recommended by the actuaries are reviewed and considered for implementation by the appropriate Pension Board.

State law provides that any changes in the retirement benefits of the Pension Plans or any changes in the funding methods of the Pension Plans must be approved by the State Legislature, and that each bill submitted to the State Legislature must be accompanied by a fiscal note stating the cost of the proposal. The State Legislature is under no requirement to adopt the recommendations of an actuary in determining the funding of the Pension Plans. State law provides that the retirement benefits of the Pension Plans are not subject to negotiations between the State and other public employers and the employee members of the Pension Plans. Since the Pension Plans are governed by State law, any increases or decreases to the retirement benefits paid by the Pension Plans must be authorized by the State Legislature and approved by the Governor. The State’s annual contribution to the Pension Plans is contingent upon the annual Appropriations Act, which is also subject to the approval of the State Legislature and the Governor. Due to budgetary constraints, the amounts appropriated as the State’s contribution to the Pension Plans for a Fiscal Year are expected to be less than the actuarially recommended contributions.

The Division of Investment of the New Jersey Department of the Treasury, which is under the independent supervision of the State Investment Council, invests the assets of the Pension Plans. State law regulates the types of investments which are permitted.

In PERS, the State makes employer contributions for State employees while counties, municipalities, school districts and local public agencies make such contributions for their employee members. The State, rather than local school boards, pays the employer contributions to TPAF, including the employer’s share of the Social Security tax, with respect to public school teachers in the State. The PFRS is primarily established for municipal policemen and firemen. The State’s participation in this Pension Plan is limited to those State-employed law enforcement officers who have been permitted to enroll therein.

The State is solely responsible for funding the benefits of the SPRS, JRS, CP&FPF and the POPF. The CP&FPF and the POPF are closed plans and not open to new membership.

Benefits. Nearly all State employees participate in one of the Pension Plans, with eight to ten years of employment required before retirement benefits become vested. Upon retirement, members of PERS and TPAF enrolled before May 22, 2010 are eligible for annual retirement benefits equal to 1/55 of final average compensation for each year of service credit. This is in accordance with legislation enacted by the State Legislature in 2001 which increased the retirement benefits under PERS and TPAF by changing the retirement benefit formula from 1/60 to 1/55 of final average compensation for each year of service. For members of PERS and TPAF enrolling on or after May 22, 2010, the annual retirement benefits will be based on 1/60 of final average compensation for each year of service credit. For members enrolled before May 22, 2010, final average compensation equals the average compensation for the final three years of service before retirement or highest three years’ compensation if other than the final three years. For members enrolling on or after May 22, 2010, the final average compensation equals the average compensation calculated using a five-year period instead of a three-year period. Also available to participants is an early retirement benefit after 25 years of service and a veteran’s retirement benefit after 20 and 25 years of service, if age requirements for those retirement benefits are met.

After a participant in one of the Pension Plans has been retired for two years, the participant is eligible for the pension adjustment program, which provides for an annual adjustment in retirement benefits. The pension adjustment program is non-contributory and covers all eligible retirees and survivors of the Pension Plans. Eligible retirees and their survivors are thosewho have been retired at least 24months. The annual percentage adjustment is 60.0% of the change in the Consumer Price Index from the year of retirement to the year immediately preceding the year of adjustment (there is no cap on the amount of such increase). In all Pension Plans, except CP&FPF and POPF, the Pension Plans directly fund the cost-of-living increases and these cost-of-living increases are included in the actuarial accrued liability of the Pension Plans. The State funds cost-of-living increases in the CP&FPF and POPF on a “pay-as-you-go” basis.

From Fiscal Year 2004 to Fiscal Year 2009 the total net assets of all of the Pension Plans, which includes both the assets relating to State and local government active and retired members, as reported in their respective Audited Financial Reports, decreased by $2.6 billion from $70.1 billion to $67.5 billion and the annual total expenditures incurred by the Pension Plans over the same period increased by $2.3 billion from $4.7 billion to $7.0 billion. The amount of these expenditures is expected to increase in future fiscal years. This resulted in an increase in the Annual Expenditures to Net Assets Ratio from 6.76% for Fiscal Year 2004 to 10.38% for Fiscal Year 2009. It is likely that the Annual Expenditures to Net Assets Ratio will worsen and increase in future fiscal years. Net assets represent the difference between a Pension Plan’s total assets and its liabilities and mainly consist of investment holdings, which are stated at market value, and member and employer receivables. Expenditures include retirement benefit payments, including cost-of-living adjustments, contributory and noncontributory death benefit payments, member withdrawals and administrative expenses.

Significant and Recent Legislative Changes Affecting Benefit Levels. The State Legislature has in the past adopted laws that increased the retirement benefits payable by the Pension Plans. The result of these increases in retirement benefits was to increase the actuarial accrued liability of the affected Pension Plans which also had the effect of increasing the actuarially recommended contributions for the State for the affected Pension Plans. For example, on June 24, 2008, Governor Corzine signed an Early Retirement Incentive program into law for certain fulltime employees of the Executive and Judicial Branches of State government. The increase in the unfunded aggregate UAAL of the Pension Plans caused by the Early Retirement Incentive program for the 1,488 State employees who elected to retire under this programwas estimated to be $184.7 million. The State Legislaturemay from time to time in the future adopt additional legislation increasing the retirement benefits payable under the Pension Plans.

In addition, the State Legislature has in the past adopted laws that limited future retirement benefits payable by the Pension Plans. These laws are expected to limit the future growth of the actuarial accrued liability of the affected Pension Plans which also has the effect of limiting the growth of the actuarially recommended contributions for the State for the affected Pension Plans in future plan years. For example, the State Legislature recently adopted laws affecting PERS and TPAF members enrolling on or after May 22, 2010 which limits membership in those plans to only full-time employees and changes the retirement benefit formula back to 1/60 of final average compensation for each year of service credit. The State Legislature previously adopted laws for the Fiscal Year ending June 30, 2009 which raised the minimum annual salary required to establish eligibility for membership under certain Pension Plans and increased the retirement age at which full pension benefits are payable from 60 to 62 for certain employees hired on or after November 2, 2008. The State Legislature also adopted laws in Fiscal Year 2007 which raised the employee contribution rate for PERS and TPAF active members from 5.0% to 5.5%, raised the early retirement age at which full retirement benefits are payable from 55 to 60 for new employees enrolled in the PERS and TPAF on or after July 1, 2007, and provides that new employees hired on or after July 1, 2007 are subject to a maximum compensation limit for PERS and TPAF pension contributions. The State Legislature may from time to time in the future adopt additional legislation limiting the future retirement benefits payable under the Pension Plans.

Calculations of actuarial accrued liability reflect legislation in effect at the time calculations are made. Legislation enacted after any such calculation could significantly increase or decrease the actuarial accrued liability reflected in any such calculations.

Current and Historical Contributions and Funding Status. From Fiscal Year 1997 through Fiscal Year 2003, the State made minimal contributions to the Pension Plans because the actuarial value of the assets in each of the Pension Plans exceeded the actuarial accrued liability and the State used that excess as a credit against the actuarially recommended contributions. Beginning with the actuarial valuations of the Pension Plans as of June 30, 2002, several of the Pension Plans (including PERS and TPAF) suffered from adverse market conditions and the Funded Ratio of these Pension Plans declined rapidly. As a result, the actuarial recommended contributions in those actuarial valuations steeply increased and the State was not financially in the position to absorb the entire amount of the actuarially recommended contributions. For Fiscal Years 2004, 2005, 2006, 2007, and 2008, the State paid approximately 20.0%, 30.0%, 40.0%, 57.5%, and 50.1%, respectively, of the total actuarially recommended contributions of all of the Pension Plans.

However, for PERS and TPAF, State’s Appropriation Acts for Fiscal Years 2004, 2005 and 2006 authorized the use of the Benefit Enhancement Fund (the “State BEF”) to offset the State’s contributions to PERS and TPAF for those years. The State BEF is a special reserve fund within PERS and TPAF, and which assets are included in the actuarial value of assets of PERS and TPAF, to which the required normal contributions to provide retirement benefit increases under P.L. 2001, Chapter 353 and P.L. 2001, Chapter 133, was charged. The fund was established in Fiscal Year 2002 and credited with excess assets equivalent to member contributions for Fiscal Years 2000 and 2001 by transferring reserves in the Contingent Reserve Fund to the State BEF. Amounts in the State BEF for each of PERS and TPAF were calculated within the respective actuarial value of assets and the related retirement benefits were calculated within the respective actuarial accrued liabilities. Therefore, because the State used amounts from the State BEF to satisfy its contributions in Fiscal Years 2004 through 2006, from an actuarial perspective, the State did not contribute any funds to PERS or TPAF in Fiscal Years 2004 and 2005 and the State contributed minimal amounts in Fiscal Year 2006. Amounts in the State BEF available to be used to make the State contributions became fully depleted in Fiscal Year 2006 and the State made a contribution to PERS and TPAF representing approximately 57.5% of the actuarially recommended contributions of those Pension Plans for Fiscal Year 2007 and approximately 50% of the actuarially recommended contributions for Fiscal Year 2008.

For Fiscal Year 2009, although $1.047 billion was included in the Fiscal Year 2009 Appropriations Act as the State’s pension contribution to the Pension Plans, the actual contribution made by the State was $106.3 million, representing only 4.8% of the total actuarially recommended contribution to the Pension Plans of $2.231 billion. This contribution, which was due on June 30, 2009, was paid by the State on September 14, 2009. For Fiscal Year 2010, although $100 million was included in the Fiscal Year 2010 Appropriations Act as the State’s contribution to the Pension Plans, the State did not make a contribution due to ongoing budgetary constraints. The $100 million contribution originally expected to be made for Fiscal Year 2010 represented only 4% of the total actuarially recommended contribution for the State to the Pension Plans of $2.519 billion. Based on the Fiscal Year 2011 Appropriations Act, no pension contribution will be made by the State to the Pension Plans for Fiscal Year 2011. The recommended contribution as determined by the actuaries for the Pension Plans for Fiscal Year 2011 is $3.060 billion. The reduced contribution made by the State in Fiscal Year 2009, the zero contribution made by the State in Fiscal Year 2010 and an expected zero contribution by the State in Fiscal Year 2011, absent significant improvement in investment returns or actions resulting in changes to liabilities of the Pension Plans, are expected to cause the UAAL of the Pension Plans to increase significantly, which would lower the overall funded ratio of the Pension Plans and increase the need for future State pension contributions to ensure the fiscal integrity of the Pension Plans. No assurances can be given as to the level of the State’s pension contributions in future fiscal years.

Effect of State’s Pension Plan Funding Actions. The State has not contributed the full amount of the actuarially recommended contributions with respect to the Pension Plans since Fiscal Year 2003. From Fiscal Year 1997 through Fiscal Year 2003, the actuarially recommended contributions were minimal because the actuarial value of the assets in each of the Pension Plans exceeded the actuarial accrued liability and the State used that excess as a credit against the actuarially recommended contributions. Beginning with Fiscal Year 2004, excess valuation assets were nearly fully depleted and full contributions were required in most of the Pension Plans. For Fiscal Years ended 2004, 2005, 2006, 2007 and 2008, the State’s contributions to the Pension Plans, including amounts transferred from the State BEF within the PERS and TPAF in Fiscal Years 2004, 2005 and 2006, were approximately 20.0%, 30.0%, 40.0%, 57.5%, and 50.1%, respectively, of the total actuarially recommended contributions of all of the Pension Plans.

While the State had increased its contributions to more significant levels for Fiscal Years 2007 and 2008, as a result of deteriorating economic conditions, for Fiscal Year 2009, the State only contributed $106.3 million representing 4.8% of the actuarially recommended contributions. For Fiscal Year 2010, although $100 million was included in the Fiscal Year 2010 Appropriations Act as the State’s contribution to the Pension Plans, the State did not make a contribution due to ongoing budgetary constraints. For Fiscal Year 2011, based on the Fiscal Year 2011 Appropriations Act, the State will again make no contribution to the Pension Plans. The Pension Plans have experienced increasing deterioration in their funded status as a result of these low levels of State funding which has been exacerbated by recent declines in the valuations of fund assets. The aggregate Funded Ratio of the Pension Plans has declined fromapproximately 92.1%as of June 30, 2003 to 62.0%as of June 30, 2009, and absent an unanticipated increase in the value of fund assets will decline further for Fiscal Years 2010 and 2011. In order to maintain the longterm fiscal integrity of the Pension Funds and their ability to pay required benefits to the members of the Pension Plans, a combination of some or all of the following will be required: (i) substantially increased contributions by the State, (ii) significantly increased investment returns, or (iii) actions resulting in changes to liabilities of the Pension Plans. Any significant increase in State contributions would in turn create a significant burden on all aspects of the State’s budget. No assurances can be given as to the level of the State’s pension contributions in future fiscal years.

Recent Developments on Pension Plans and on the State’s Financial Condition. The UAAL of the Pension Plans as of June 30, 2009 experienced a substantial increase as a result of losses on their investment portfolio. For the period from July 1, 2008 through June 30, 2009, the investment portfolio of the Pension Plans declined by approximately 14.2% to $63.2 billion from $78.2 billion at June 30, 2008. As a result, this contributed to a substantial increase in the UAAL of the Pension Plans.

As discussed above, the UAAL of the Pension Plans has also consistently risen since Fiscal Year 2004 as a result of the State not contributing the full actuarially recommended contribution. Since no contribution was made by the State in Fiscal Year 2010 and no contribution is expected to be made in the current Fiscal Year, based on the Fiscal Year 2011 Appropriations Act, this element of the increase in the UAAL is also expected to continue to increase in Fiscal Years 2011 and possibly beyond.

Beginning in Fiscal Year 2012, it is anticipated that State pension contributions will resume as a result of recently passed legislation (P.L. 2010, c.1). This legislation requires the State to make the full contributions to the Pension Plans, but permits the State to resume making such contributions on a gradual basis over a period of seven years with a contribution of at least 1/7th of the full actuarially recommended contribution amount due beginning in Fiscal Year 2012. In each subsequent fiscal year, the State’s contribution must increase by at least an additional 1/7th of the full recommended contribution so that full contributions are made beginning in Fiscal Year 2018 and each year thereafter. However, the actual provision of the contribution each fiscal year is subject to appropriation by theState Legislature and, therefore, there can be no assurance that the State Legislature will make such appropriations in accordance with this law. Resuming State contributions to the Pension Plans on a phased-in basis beginning in Fiscal Year 2012 and not making full actuarially recommended contributions until Fiscal Year 2018, absent actions resulting in changes to the liabilities of the Pension Plans or investment returns significantly above the 8.25% assumed rate of return, is expected to cause the UAAL of the Pension Plans to continue to increase in the future.

The UAAL also makes numerous economic and demographic assumptions such as how high inflation will rise in the future, the investment return on Pension Plan assets, when the members of the Pension Plans will retire, how long these members will live and how many of these members will become disabled. If any of these assumptions prove to be materially worse than assumed, any resulting increase in the UAAL could be substantial, with the result that the financial condition of the Pension Plans would be worse than presented above.

The deterioration of the financial condition of the Pension Plans reflected by the increasing UAAL may have two consequences. First, the deterioration increases the amount of future actuarially recommended contributions of the State which has the effect of deferring a substantial portion of the State’s funding responsibilities to future Fiscal Years. Second, the deterioration reduces the amount of assets the Pension Plans have to pay benefits to their members. As discussed above, as the financial condition of the Pension Plans has deteriorated, the Pension Plans’ Annual Expenditures to Net Assets Ratio has steadily increased and for the Fiscal Year ended June 30, 2009 was 10.38%. Although the accumulation of assets in the Pension Plans does not jeopardize the payment of pension benefits in the short term, the long-term impact of continuation of a funding policy that allows the State to contribute less than the aggregate actuarially recommended contributions could impact, at some point, the Pension Plans’ ability to meet their obligations absent significant additional contributions by the State, increased investment returns or actions resulting in changes to liabilities of the Pension Plans. Future increased contributions by the State in future Fiscal Years, depending on the magnitude, would likely create a significant burden on all aspects of the State’s budget. No assurances can be given as to the level of the State’s pension contributions in future fiscal years.

Other Benefit Programs. In addition to these defined benefit programs, the State also maintains the Alternate Benefit Program (“ABP”), which is a defined contribution plan for eligible employees of the public institutions of higher education in the State. Employer and employee contributions under the ABP are paid to authorized investment carriers who offer participants a variety of investment choices. The six investment carriers for this program are ING Life Insurance and Annuity Company, Met Life (formerly Travelers/CitiStreet), IAACREF, AIG VALIC, AXA Financial (Equitable) and The Hartford. The State pays the employer pension contribution to the ABP at a rate equal to 8.0% of the member’s base salary. In addition, the State provides funding to cover the cost of noncontributory group life insurance and long-term disability insurance coverage for ABP participants. For Fiscal Year 2009 and 2010, the State appropriated $166.5 million and $174.7 million, respectively, to cover pension contributions and to provide funding for noncontributory group life insurance and long-term disability benefits. For Fiscal Year 2011, the Fiscal Year 2011 Appropriations Act includes $178.0 million as the State’s contribution to the ABP to cover pension, noncontributory group life insurance, and long-term disability benefit costs. Since the ABP is a defined contribution plan and not a defined benefit plan, the State’s sole obligation with respect to the ABP is to make the annual contributions and the State has no responsibility to ensure that the participating employees ultimately receive a level of benefit.

The State also administers the Central Pension Fund (“CPF”), which is a single-employer noncontributory defined benefit plan for certain groups that are not included in other State-administered systems. The State funds the CPF on a pay-as-you-go basis. There are no State or local government employees covered by the CPF.

The State funds noncontributory insurance benefit costs for active and retired State employees. State appropriations are received on a monthly basis to cover actual benefit charges incurred and payable to beneficiaries of active and retired State employees plus administrative fees charged by the insurance providers. The State funds these benefit costs on a pay-as-you-go basis and does not actuarially determine the future liability of these benefit costs. The State expended $69.9 million to cover noncontributory insurance benefit costs of the Pension Plans for Fiscal Year 2010. The Fiscal Year 2011 Appropriations Act includes $77.0 million for noncontributory insurance benefits for the Pension Plans. The State expects that its noncontributory insurance benefit costs will increase in future fiscal years.

The State Legislature adopted legislation, P.L. 2007, c. 92, as amended by P.L. 2007, c. 103 and P.L. 2008, c. 89, in fiscal year 2007, which required the establishment of the Defined Contribution Retirement Program (the “DCRP”), which is a new defined contribution plan for elected and appointed officials and for certain PERS and TPAF employees subject to a maximum compensation limit. The employee contribution rate for the DCRP is 5.5%. Employers are required to contribute an additional 3.0% of base salary on behalf of employees enrolled in the plan. With regard to PERS and TPAF members enrolled in the DCRP, contributions are based on compensation in excess of the Social Security maximum.

SEC Inquiry. The Division of Pensions and Benefits was contacted in late April 2007 by the Securities and Exchange Commission (“SEC”) regarding a confidential, informal inquiry into New Jersey’s pension system. The SEC asked for information as part of its fact finding inquiry, which it is sharing with the United States Attorney’s Office for the District of New Jersey. The State is cooperating fully and is providing information in response to the SEC’s requests. The State is unable to predict the ultimate outcome of such inquiry.

Funding Post-Retirement Medical Benefits. In addition to the pension benefits, the State provides post-retirement medical (“PRM”) benefits for certain State and other retired employees meeting the service credit eligibility requirements. This includes retired State employees of PERS, TPAF, PFRS, SPRS, JRS and ABP;

local retired TPAF and other school board employees; and some local PFRS retirees. To become eligible for this State-paid benefit, a member of these Pension Plans must retire with 25 or more years of pension service credit or on a disability pension. These benefits are provided through the State Health Benefits Program (“SHBP”) and the School Employees’ Health Benefits Program (“SEHPB”), created under the provisions of P.L. 2007, Chapter 103 to provide medical and prescription drug coverage to active and retired education employees beginning July 1, 2008. The SHBP and the SEHBP are administered by the Division of Pensions and Benefits. The benefits provided include medical, prescription drug, mental health/ substance abuse and Medicare Part B reimbursement for covered retirees, spouses and dependents. In Fiscal Year 2010, the State paid PRM benefits for 112,344 State and local retirees.

The State funds post-retirement medical benefits on a “pay-as-you-go” basis, which means that the State does not pre-fund, or otherwise establish a reserve or other pool of assets against the PRM expenses that the State may incur in future years. For Fiscal Year 2010, the State expended $1.136 billion to pay for PRM benefits for the eligible retirees in these groups mentioned above. The Fiscal Year 2011 Appropriations Act appropriates $1.293 billion to cover anticipated pay-as-you-go PRM costs.

In accordance with the provisions of GASB Statements No. 43 and 45, the State is required to quantify anddisclose its obligations to pay PRM to current and future retirees. Based on the most recent valuation of these benefits and as summarized in the report, “Postemployment Benefits Other Than Pension Actuarial Valuation,” submitted to the Division of Pensions and Benefits by AON Consulting (AON) in July 2010, the Fiscal Year 2010 actuarial accrued liability of the State to provide PRM to active and retired members of the pension plans has been measured to be $56,782.5 million. GASB 45 does not impose any requirement on the State to pre-fund its PRM actuarial accrued liability.

New York

The following information relates specifically to the Columbia New York Intermediate Municipal Bond Fund and the Columbia New York Tax Exempt Fund (either, the “Fund”). This summary does not purport to be a comprehensive description of all relevant facts for the Fund. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from the 2010-11 Executive Budget of the State, as well as official statements, prospectuses, annual information statements (including the Second Quarterly Update dated November 9, 2010 to the Annual Information Statement dated September 7, 2010), comprehensive annual financial reports and other disclosure provided in connection with various securities offerings of the State of New York (“New York” or the “State”) and public authorities in New York generally available as of the date of this Statement of Additional Information. The Fund assumes that all such material was prepared and published in a manner consistent with standards of disclosure. Further, all estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of New York municipal securities than comparable municipal bond funds that do not focus on investments in New York issuers.

The New York State Economy. The New York State economy appears to have emerged from recession during the first quarter of 2010, and like the nation, experienced a solid first quarter. Strong finance and insurance sector profits from 2009 resulted in a pick-up in securities industry bonuses in the first quarter, with some spillover into the second quarter as well. However, as anticipated in the Enacted Budget forecast, the State was not immune from the loss of momentum that plagued the nation during the spring and summer. The State Labor Department estimates that private sector employment fell during three of the five months from May through September 2010. Since these losses were in line with expectations, the State Division of the Budget’s (“DOB”) forecast for a decline in State employment of 0.3 percent for 2010 remains virtually unchanged. Growth for 2011 has been revised down slightly to 0.8 percent. Private sector jobs are projected to fall 0.4 percent for 2010 and grow 1.2 percent in 2011, again virtually unchanged from the Enacted Budget forecast. With financial markets taking longer to recover from the spring and summer’s volatility than anticipated, DOB has revised down its forecast for State wage growth to 4.5 percent for 2010 and 2.9 percent for 2011.

As the nation’s financial capital, credit and equity market volatility pose a particularly large degree of uncertainty for New York. The impact of the Federal financial reform package on the profitability of the State’s finance industry is as yet unknown and consequently represents a major risk to DOB’s forecast for bonuses and income going forward. Lower bonuses than projected reduce a major segment of income subject to tax as well as cut the level of economic activity generated by the spending of those wages. Similarly, should equity markets fail to grow as anticipated, both financial sector income and taxable capital gains realizations could be negatively affected. These effects would ripple through the State economy depressing both employment and wage growth, or a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and other Wall Street activities, could result in higher wage and bonuses growth then projected.

State Employment and Income Rates. The unemployment rate for the State was 5.0% in 2005, 4.6% in 2006, 4.5% in 2007, and 5.4% in 2008. The national unemployment rate was 5.1% in 2005, 4.6% in 2006, 4.6% in 2007, and 5.8% in 2008. As of December 2009, the unemployment rate in the State was 8.8%, compared with a national rate of 10.0%. State employment is now projected to decline 0.5% for 2010, following a decline of 2.3% for 2009. Private sector employment is projected to fall 0.6% for 2010, followed by growth of 1.1 percent for 2011. The unemployment rate projection for 2011 has been revised up to 9.4 percent, but remains unchanged at 9.7 percent for 2010. Job declines continue to be led by the manufacturing, construction and financial services sectors, all of which pay salaries that are higher than the statewide average. Declines in financial services employment appear to be having a large effect on household spending, as evidenced by the unprecedented large declines observed in taxable sales, particularly downstate.

The effect of the current downturn on State wages was even greater than estimated in July. State wages fell 15.0% in the first quarter of 2009, about two percentage points greater than the July estimate and the largest quarterly decline in wages in the history of the Quarterly Census of Employment and Wages (“QCEW”) data. The unprecedented 7.2 percent decline in State wages in 2009 largely reflects the effect of securities industry losses on bonus compensation. The DOB projects growth of 4.4 percent and 2.9 percent in total State wages for 2010 and 2011 respectively.

State Funds. The State accounts for all of its spending and revenues by the fund in which the activity takes place (such as the General Fund), and the broad category or purpose of that activity (such as State operations). The State constitution requires the Governor to submit an Executive Budget that is balanced on a cash basis in the General Fund — the Fund that receives the majority of State taxes, and all income not earmarked for a particular program or activity. Since this is the fund that is required to be balanced, the focus of the State’s budget discussion is often weighted toward the General Fund.

The State also reports disbursements and receipts activity by two other broad measures: State Operating Funds, which includes the General Fund and funds specified for dedicated purposes, but excludes Federal Funds and Capital Projects Funds; and All Governmental Funds (“All Funds”), which includes both State and Federal Funds and provides the most comprehensive view of the financial operations of the State. Fund types of the State include: the General Fund (as detailed below); State special revenue funds (“SRFs”), which receive certain dedicated taxes, fees and other revenues that are used for a specified purpose; Federal SRFs, which receive Federal grants; State and Federal Capital Projects Funds, which account for costs incurred in the construction and reconstruction of roads, bridges, prisons and other infrastructure projects; and Debt Service Funds, which pay principal, interest and related expenses on long-term bonds issued by the State and its public authorities.

The General Fund. The General Fund is the most significant of the State’s funds. Most tax revenues and certain miscellaneous revenues are recorded in the General Fund, and all income not earmarked for a particular program or activity is deposited in the General Fund. Expenditures in the form of aid to local governments for their general purposes (e.g., State-local revenue sharing) and to school districts and municipalities for certain specific purposes (e.g., education and social services) are made from the Local Assistance account of the State’s General Fund. These payments, often based on specific legislated formulas, are nevertheless limited under the State constitution to appropriations in force. Expenditures from the Local Assistance account normally comprise approximately 60% of General Fund expenditures.

General Fund receipts, including transfers from other funds, are estimated to total $54.5 billion in 2010-11, a decrease of $162 million compared to the Enacted Budget Financial Plan. Lower estimated tax receipts are expected to be offset in part by higher receipts from other sources, including miscellaneous receipts and nontax transfers from other funds.

Projected tax receipts have been reduced in each year of the Financial Plan, based on updated economic information and actual tax collection results through September 2010. Excluding the impact of debt service changes affecting the transfer of tax receipts to the General Fund, tax receipts in 2010-11 have been reduced by $278 million compared to the Enacted Budget forecast. The annual estimate for tax receipts has been reduced by less than the year-to date variance due to a change in the timing of receipts from business tax audits, which DOB had originally expected to be settled before September 2010 but now anticipates will occur later in the fiscal year.

Personal income tax (“PIT”) receipts have been revised downward by approximately $300 million annually, reflecting weakness in quarterly estimated payments. Receipts from user taxes have been reduced in the current year based on consumer spending data and actual collections, but are expected to rebound in 201 l-12 as the economy continues to slowly improve. Cigarette tax receipts have been reduced due to the litigation over the State’s ability to collect certain taxes on Native American reservations, affecting receipts in both the General Fund and Health Care Reform Act (“HCRA”). Projected receipts from business taxes and other taxes have been increased modestly in both 2010-11 and 2011-12, reflecting unanticipated strength in estimated payments from banks and the performance of the real estate sector.

The reduction in estimated annual tax receipts in 2010-l1 is offset in part by higher than expected receipts from other sources. These unplanned receipts include legal recoveries, surplus workers compensation funds, and transfers related to reductions in statewide agency operations financed by special revenue funds. In addition, the State realized a one-time benefit of $43 million from the termination of its existing synthetic variable rate swaps in September 2010.

Through September 2010, General Fund tax receipts, including transfers after debt service, were $510 million below the Enacted Budget Financial Plan estimate. Collections for all three major tax categories, personal income taxes, user taxes, and business taxes, fell below expectations. The personal income tax and user tax results are expected to result in lower annual collections. Collections for business taxes to date have been adversely affected by the timing of audits. Business tax collections are expected to recover over the remaining months of the fiscal year. Receipts from non-tax sources, including legal recoveries, exceeded planned levels.

Receipts through September 2010 were $319 million, or 1.3 percent, higher than the same period in 2009 largely due to the increased collections in the personal income tax ($670 million), user taxes and fees ($277 million), and other taxes ($252 million). Business tax collections fell $324 million, largely the result of 2009 legislation which increased the March 2010 prepayment from 30 percent to 40 percent of liability; non-tax receipts are down $556 million primarily due to the timing of 18-A assessment payments.

Actual disbursements were $390 million below planned levels through September 2010. The variance to date reflects, in part, slower than anticipated processing of payments following enactment of the budget for 2010-11 and implementation of the Federal Medical Assistance Percentage (“FMAP”) contingency plan. The annual estimate for disbursements has been revised upward based on trends in Medicaid and State Operations.

Disbursements through September 2010 were $724 million, or 3.0 percent higher than for the same period in 2009. Growth is primarily due to the payment of the $2.06 billion end-of-school year payment in June 2010 instead of March 2010. Other sources of annual growth were driven by an additional Medicaid cycle through September 2010 compared to the same period in the prior year, and the timing of Medicaid offsets from HCRA during this period ($252 million). These increases are partially offset by lower spending in most areas of the budget.

Recent Operating Results and Cash Position. The State’s cash position continues to be a concern. General Fund operating results through September 2010 were marginally unfavorable compared to the Enacted Budget Financial Plan projections, and DOB now estimates a potential budget gap of $315 million in the current fiscal year.

The 2009-10 Enacted Budget provided permanent authorization for the General Fund to borrow resources temporarily from the other funds in the State’s Short Term Investment Pool (“STIP”) for a period not to exceed four months or to the end of the fiscal year, whichever is shorter. The amount of resources that can be borrowed by the General Fund is limited to the available balances in STIP, as determined by the State Comptroller (available balances include money in the State’s governmental funds, as well as certain other money). However, the available balances on hand in STIP have declined compared to recent years.

Through the first six months of 2010-11, the General Fund used this authorization to meet payment obligations at times in May, June, July, and September 2010, and ended the month of June 2010 with a negative $87 million balance. During certain months of the fiscal year, there may be substantial swings in the level of the General Fund’s daily balance due to the timing of when the state’s General Fund realizes receipts, and when the State’s payment obligations are required to be met. For example, while the State ended the month of June with a temporary STIP loan balance of $87 million, the State’s General Fund had temporarily borrowed $1.1 billion from STIP at its lowest point during that month. Similarly, while the State ended the month of September with a positive General Fund balance of $2.4 billion from STIP at its lowest point during September.

DOB expects that the General Fund will continue to rely on this temporary borrowing authority at times during the remainder of the fiscal year, with low balances expected during November and December 2010. However, the current cash flow forecast projects that the General Fund will end each month with a positive balance.

State Debt. The State pays debt service on all outstanding State-supported bonds. These include general obligation bonds, for which the State is constitutionally obligated to pay debt service, as well as bonds issued by State public authorities (i.e., Empire State Development Corporation (“ESDC”), the Dormitory Authority of the State of New York (“DASNY”), and the New York State Thruway Authority, subject to an appropriation). Depending on the credit structure, debt service is financed through transfers from the General Fund, dedicated taxes and fees, and other resources, such as patient income revenues.

Debt service for all Funds is projected at $6 billion in 2010-11, which is paid from the General Fund through transfers and from other State funds. The General Fund transfer primarily finances debt service payments on general obligation and service contract bonds. The General Obligation Debt Service Fund is a major fund that is used to account for the payment of principal and interest on the State’s general obligation debt and the payments on certain lease/purchase or other contractual obligations. The General Obligation Debt Service Fund is divided into two accounts. The principal and interest payments for the State’s general obligation debt and for certain lease/purchase or other contractual obligations are made from the General Obligation Debt Service Account. The principal and interest payments for the Tobacco Settlement Financing Corporation are made from the Tobacco Settlement financing Corporation Account.

Debt service is paid directly from other State funds for the State’s revenue bonds, including PIT revenue bonds, Dedicated Highway and Bridge Trust Fund (the “Trust”) bonds and mental health facilities bonds.

The Enacted Budget reflects $112 million in 2010-11 debt service savings from debt management actions. Legislation was enacted to provide greater flexibility in administering the PIT Revenue Bond program by permitting DASNY and ESDC to issue bonds for any authorized PIT Revenue Bond purpose. This is expected to result in improved scheduling and sizing for PIT Revenue Bond sales, producing savings through efficiencies in bond pricing and administration. Administrative actions to reduce costs will be continued. These include a goal of selling 25% of bonds on a competitive basis, market conditions permitting, and maximizing refunding opportunities, including through consolidated service contract structures.

As of September 2010, the State’s general obligation bonds were rated “Aa3” by Moody’s Investors Service, Inc., “AA” by Standard & Poor’s Ratings Services and “AA-” by Fitch Ratings. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant.

Debt Reform Cap. Article 5-B of the State Finance Law is the Debt Reform Act of 2000 (the “Debt Reform Act”). It places limits on the amount and use of “State-supported debt.” “State-supported debt” is defined under the Debt Reform Act as “any bonds or notes, including bonds or notes issued to fund reserve funds and costs of issuance, issued by the state or a state public corporation for which the state is constitutionally obligated to pay debt service or is contractually obligated to pay debt service subject to an appropriation, except where the state has a contingent contractual obligation.” Under the Debt Reform Act, new state-supported debt issued since April 1, 2000 is limited to 4% of state personal income and can be issued only for capital purposes, while new debt service costs are limited to 5% of all Funds receipts. It does not cover contingent contractual debt.

For the 2009-10 fiscal year, the cumulative debt outstanding and debt service caps are 3.98 percent each. The actual levels of debt outstanding and debt service costs continue to remain below the statutory caps. From April 1, 2000 through March 31, 2010 the State issued new debt resulting in $29.9 billion of debt outstanding applicable to the debt reform cap. This is approximately $6.3 billion below the statutory debt outstanding limitation. In addition, the debt service costs on this new debt totaled $2.4 billion in 2009-10 — or roughly $2.7 billion below the statutory debt service limitation.

Current projections estimate that debt outstanding and debt service costs will continue to remain below the limits imposed by the Act throughout the next several years. However, the State is continuing through a period of declining debt capacity. In part, declines in debt capacity are a product of reduced forecasts for personal income levels resulting from ongoing recessionary factors. Based on the most recent personal income and debt outstanding forecasts, the available room under the debt outstanding cap is expected to decline from $4.2 billion in 2010-11 to only $1.8 billion in 2012-13. Measures to further adjust capital spending and debt financing practices are expected to be taken as needed to stay within the statutory limitations.

Public Authorities. Public authorities refer to certain of the State’s public benefit corporations, created pursuant to State law. Public authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself and may issue bonds and notes within the amounts and restrictions set forth in legislative authorization. The State’s access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if certain of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt in the State’s AIS. Tax supported debt (obligations supported by State taxes) represents the majority of obligations in this category. Obligations supported by other State revenues (such as dormitory fees or patient revenues) are also included. As of December 31, 2008, 19 public authorities had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of such public authorities was approximately $140 billion, only a portion of which (approximately $46.2 billion) constitutes State-supported or State-related debt.

State Budget. The Executive Budget process and key budget document formats are governed by the State constitution, with additional details and actions prescribed by State laws and practices established over time. The

State’s budget process is governed primarily by Article VII of the New York State Constitution. Article VII requires the Governor to submit a budget detailing a plan of expenditures and an estimate of revenues for the upcoming fiscal year, bills containing all proposed appropriations and reappropriations, and other legislation needed to implement the Executive Budget.

Two types of legislation are required for budget enactment. Appropriation bills provide the legal authorization for all spending from the funds managed by the State. These bills encompass the recommended funding for the legislature and judiciary, debt service and the functional responsibilities of the executive branch agencies — e.g., Education, Family Assistance, Public Protection, General Government, Health, Mental Hygiene, Economic Development, Transportation and the Environment.

Other bills amend permanent State law governing programs and revenues. The State constitution authorizes the Governor to amend the Executive Budget within 30 days of submission, allowing for technical corrections and revisions based on the latest information. However, to help achieve timely budgets, the 2007 Budget Reform Act requires that the Executive, to the extent practicable, submit any necessary amendments within 21 days.

The legislative review process includes public hearings on the Governor’s budget. These hearings are scheduled by the Senate Finance and Assembly Ways and Means Committees, which are responsible for coordinating each house’s action on the budget.

Except for appropriations for the legislature and the judiciary, appropriations proposed by the Governor become law immediately when passed by the legislature. However, all items that have been added by the legislature, and all appropriations for the legislature and the judiciary, must be sent to the Governor for his approval or veto. The State constitution grants the Governor “line item veto” power, permitting the Governor to veto such items selectively, while approving the remainder of the bill.

DOB is responsible for preparing the Governor’s Executive Budget, negotiating that budget with the legislature, and implementing the budget once it is adopted, which includes updating the State’s fiscal projections quarterly. DOB is also responsible for coordinating the State’s capital program and debt financing activities.

The State completed action on the 2010-l1 budget on August 3, 2010. In accordance with State law, DOB issued the Enacted Budget Financial Plan on August 20, 2010, which reflected the impact of the 2010-11 budget on the multi-year operating forecast. Overall, the slowdown in economic growth has been more pronounced than expected and has contributed to lower than expected tax collections and higher than expected Medicaid costs to date. Through September 30, 2010, General Fund tax receipts were approximately $510 million below planned levels. Medicaid spending over the same period exceeded estimates by over $ 110 million. In addition, litigation against the State has constrained the State’s ability to collect certain taxes on Native American reservations at the levels budgeted in the Enacted Budget Financial Plan.

In light of results to date and updated program information, DOB has lowered the annual estimate for General Fund tax receipts by approximately $278 million in 2010-l1, which is less than the year-to-date variance due to changes in the timing of when certain receipts are expected to be received. At the same time, DOB has increased estimated Medicaid spending by $368 million for 2010-l l, and by an average of approximately $800 million annually thereafter. Lower than anticipated spending in other areas of the budget, including child welfare services and labor settlements, and the availability of resources that have materialized since the time of budget enactment, are expected to offset, in part, the tax receipts shortfall and Medicaid overruns in 2010-11.

The Enacted Budget Financial Plan included $500 million in savings from across-the-board reductions to State agency operations. In the current year, savings are expected to fall approximately $150 million below planned levels, due to implementation constraints, but to exceed budgeted savings in 201l-12 by an equivalent amount, as the full annual benefit of measures is realized.

DOB now estimates that the General Fund has a budget gap of $315 million in the current fiscal year. The projected budget gaps for 2011-12 and beyond have also grown compared to the Enacted Budget Financial Plan forecast summarized in the AIS. The Updated Financial Plan projects a budget gap for 2011-12, which a new gubernatorial administration must address in the Executive Budget that is due on February l, 2011, of $9.0 billion, an increase of $850 million from the Enacted Budget Financial Plan forecast.

In the General Fund, the projected budget gaps total approximately $9.0 billion in 2011-12, $14.6 billion in 2012-13, and $17.2 billion in 2013-14. The net operating deficits in State Operating Funds are projected at $9.1 billion in 2011-12, $14.2 billion in 2012-13, and $16.9 billion in 2013-14.

The imbalances projected for the General Fund and State Operating Funds in future years tend to be very similar. This is because the General Fund is typically the financing source of last resort for many State programs, and any imbalance in other funds that cannot be rectified by the use of existing balances is typically paid by the General Fund.

The growth in the gaps between 2010-11 and 2011-12 is caused in large part by the expiration of Federal stimulus funding for Medicaid and education, which is expected to result in approximately $5.4 billion in costs reverting to the General Fund, starting in 2011-12. The annual growth in the gap is also affected by the sunset, at the end of calendar year 2011, of the temporary PIT increase enacted in 2009-10, which is expected to reduce 2011-12 receipts by more than $1 billion from 2010-11 levels.

General Fund spending is projected to grow at an average annual rate of 12.8 percent from 2010-11 through 2013-14. Spending growth in the General Fund is projected to increase sharply in 2011-12, reflecting an expected return to a lower Federal matching rate for Medicaid expenditures after June 30, 2011, which will increase the share of Medicaid costs that must be financed by State resources, and the expected loss of temporary Federal aid for education. Excluding these stimulus-related effects, which temporarily suppress General Fund costs in 2010-11 and the first quarter of 2011-12, General Fund spending grows at approximately 8.7 percent on a compound annual basis.

State Operating Funds spending is projected to grow at an average annual rate of 9.8 percent through 2013-14. For both the General Fund and State Operating Funds, spending growth is driven by Medicaid, education, pension costs, employee and retiree health benefits, and social services programs.

The spending projections do not incorporate any estimate of potential new actions to control spending in the current year or future years; any potential continuation of Federal stimulus aid beyond the first quarter of 2011-12; and any costs for future collective bargaining agreements beyond the April 1, 2011 expiration of the current four-year contracts for most unions. For the first time, the forecast includes an initial estimate of the effect of national health care reform on State health care costs.

The Updated Financial Plan projects gaps in future years, which will be materially affected by the level of recurring actions ultimately approved to balance the 2011-12 fiscal year, of $14.6 billion in 2012-13 (an increase of $1.2 billion from the Enacted Budget Financial Plan forecast) and $17.2 billion in 2013-14 (an increase of $1.7 billion).

Local Aid. Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. While a relatively infrequent practice, deficit financing has become more common in recent years. Between 2004 and 2008, the legislature authorized 17 bond issuances to finance local government operating deficits. In addition, the State has periodically enacted legislation to create oversight boards in order to address deteriorating fiscal conditions within a locality. Currently, the City of Buffalo operates under a control board and the counties of Nassau and Erie as well as the cities of New York and Troy have boards in advisory status. The City of Yonkers no longer operates under an oversight board but must adhere to a separate fiscal agent act.

The Aid and Incentives for Municipalities (“AIM”) program is the State’s primary vehicle for providing direct aid to cities, towns and villages. These municipalities use AIIVI funding to support a range of operating costs. Along with direct AIM assistance, the State provides incentive grants to promote local efforts to increase efficiency through consolidation or shared services. The State budget also supports a number of aid programs targeted to specific municipalities, including Video Lottery Terminal (“VLT”) Impact Aid for local governments that host video lottery gaming facilities, Efficiency Incentive Grants awarded by the State public authorities that oversee fiscal recovery efforts in Buffalo and Erie County, and several others.

The AIM program was created in 2005-06 to consolidate various unrestricted local aid funding streams. For municipalities outside New York City, this initiative tied increases in State aid to fiscal accountability improvements, such as the development of multi-year financial plans, and required a local commitment to minimize property tax growth. In 2007-08 and 2008-09, additional aid was targeted primarily to distressed upstate municipalities under a formula that provided annual increases ranging from 3% to 13.5% based on fiscal distress criteria.

Over the last five years, AIM payments to local governments outside New York City have grown from $465 million to $750 million, a $285 million or 61% increase. Although the Deficit Reduction Plan (“DRP”) enacted in December 2009 reduced aid to the 17 non-calendar fiscal year cities outside New York City by a total of $5.3 million, AIM for all other municipalities was maintained at 2008-09 payment levels. In 2010-11, AIM funding for New York City and Erie County will be eliminated and AIM funding to other municipalities will be reduced by 2 or 5 percent, depending on local reliance on this revenue.

Grants to Local Governments (“Local Assistance”) include payments to local governments, school districts, health care providers, and other local entities, as well as certain financial assistance to, or on behalf of, individuals, families, and nonprofit organizations. State Operating Funds spending for local assistance is estimated at $53.6 billion in 2010-11, a decrease of $305 million (-0.6 percent) from the prior year. The most significant gap-closing actions in local assistance include the following (reductions from the current services estimate are in parentheses): School aid/lottery aid ($1.7 billion on a State fiscal year basis) by imposing a one-time adjustment to formula-based school aid on a wealth-equalized basis ($1.5 billion); enhancing the operation of the State’s lottery games and VLT facilities (including increased advertising, the extension of operating hours at VLT facilities and the enhancement of the Quick Draw game) to increase lottery revenues for financing school aid, and recognizing an additional $80 million franchise payment for VLT development rights at Aqueduct for a total of $380 million ($180 million).

Healthcare and Medicaid. The State’s Department of Health (“DOH”) provides comprehensive health care and long-term care coverage for low and middle income individuals and families through the Medicaid, Family Health Plus, Child Health Plus and Elderly Pharmaceutical Insurance Coverage programs.

New York’s Medicaid program is the largest payer of health care and long-term care services in the State. More than four million individuals receive Medicaid-eligible services each month through a network of more than 60,000 health care providers and 20 managed care plans. The State share of Medicaid is financed with a combination of the State’s General Fund and HCRA resources. Also, the Federal government is financing an additional share of Medicaid costs for October 2008 through June 30, 2011, which temporarily lowers the State’s costs for the program.

Medicaid growth over the plan period is affected by estimates of increasing Medicaid enrollment, rising costs of provider health care services, and higher levels of utilization, as well as the expiration of the temporarily enhanced levels of Federal aid. The average number of Medicaid recipients is expected to grow to 4.54 million in 2010-11, an increase of 10.3 percent from the 2009-10 caseload of 4.12 million.

The expiration of the enhanced FMAP share substantially increases State-funded spending for Medicaid in 2011-12. However, even after adjusting for the impact of enhanced FMAP, State spending for Medicaid is expected to grow significantly over the multi-year Financial Plan, increasing at an average annual rate of 11.1 percent, from $15.1 billion in 2010-11 to $20.1 billion in 2013-14. Overall Medicaid growth results, in part, from the combination of projected increases in service utilization, and medical care cost inflation that affects nearly all categories of service (e.g., hospitals, nursing homes), as well as rising enrollment levels.

Other factors contributing to Medicaid spending growth include additional costs of approximately $331 million annually attributable to the State cap on local government Medicaid cost increases and the takeover of local FHP costs. Also, the payment of an extra weekly cycle to providers adds an estimated $400 million in 2011-12. As a gap-closing measure, health care expenditures will be reduced by $779 million through cost-containment measures in Medicaid, including eliminating inflation-based adjustments to rates; decreasing managed care premiums; heightening anti-fraud and audit efforts; implementing prior-approval for insurance rate changes; and financing a greater share of Medicaid spending through HCRA.

Higher Education. The State’s higher education institutions educate more than 1.2 million students. The State University of New York (“SUNY”) and CUNY administer 51 four-year colleges and graduate schools that provide over 400,000 students with a wide array of undergraduate, graduate degree, and first professional educational opportunities. SUNY and CUNY also support 36 community colleges, which serve more than 330,000 students. More than 520,000 students attend one of the more than 100 private colleges and universities across the State.

The Higher Education Service Corporation (“HESC”) provides a broad range of financial aid services to college students. HESC administers and guarantees more than 700,000 loans made annually under the Federal Family Education Loan program, and oversees a variety of State-funded financial assistance programs, including the Tuition Assistance Program (“TAP”, the largest and most generous need-based program in the country), the New York Higher Education Loan Program (“NYHELPs”), the Aid for Part Time Study program, and 16 different scholarship and award programs. HESC also partners with the Office of the State Comptroller (“OSC”) in administering the College Choice Tuition Savings Program.

Enrollment at both SUNY and CUNY has shown steady growth, increasing 12.5% since 2003, at four-year and graduate colleges. Community college enrollment has increased 26% during this same period. Concurrently, State support has increased 40% for four-year and graduate colleges and 33% for community colleges. Additionally, the State has devoted substantial support to SUNY’s and CUNY’s physical infrastructure, providing $11.8 billion in new capital project funding for senior and community colleges since 2003-04.

The effect of the current economic recession is evident in recent upward trends in student enrollment in SUNY and CUNY community colleges. This is expected to result in higher base aid provided by the State to these institutions ($51 million in 2010-11; and $62 million in both 2011-12 and 2012-13). Similarly, increased spending under the TAP grant award program is expected due to the increased enrollment in institutions of higher education ($23 million in 2009-10; $53 million in 2010-11; and $6 million in both 2011-12 and 2012-13). In addition, SUNY and CUNY senior college operational costs in the outyears of the Financial Plan are projected to exceed the estimates in the First Quarterly Update primarily due to higher fringe benefit costs.

The 2010-11 Executive Budget calls for: (1) the reduction of General Fund support for SUNY ($95 million State Fiscal Year (“SFY”), $117.9 million Academic Fiscal Year (“AFY”)) and CUNY ($47.7 million SFY, $63.6 million AFY) senior colleges by a total of $142.7 million SFY ($181.5 million AFY). Additionally, the 2010-11 Executive Budget reflects further SFY appropriations reductions of $52 million ($30.9 million SUNY, $20.8 million CUNY) related to negotiated personal service savings (after these reductions, $946 million would be provided to SUNY and $577 million to CUNY); (2) the reduction of support for SUNY Statutory Colleges at Cornell and Alfred Universities by $14.9 million SFY ($18.5 million AFY) (after this reduction, $83 million would be provided for Cornell’s statutory colleges, $49 million for Cornell land grant, and $8.7 million for the College of Ceramics); (3) the reduction of SUNY/CUNY community college base aid by $285 per full-time equivalent (“FTE”) student from $2,545 per FTE to $2,260 per FTE, which would result in estimated savings of $56.7 million in 2010-11 and $75 6 million in 2011-12; (4) the use of an additional $50 million in federal ARRA Funds to support community college base aid; (5) the reduction of the maximum TAP award for two-year degree granting program from $5,000 to $4,000 per student, which will result in estimated savings of $19.6 million in 2010-122 and $28 million in 2011-12; and (6) the reduction to all TAP awards by $75 per student, which will result in estimated savings of $16.5 million in 2010-11 and $23.6 million in 2011-12.

Criminal Justice and Public Safety. With an annual budget of nearly $5 billion, various State agencies assist local communities in fighting crime, supervise criminal offenders both in prison and in the community, patrol the highways, protect critical State assets and respond to natural disasters and terrorist threats. With nearly 40,000 staff, many of whom serve within the State’s 68 correctional institutions, public safety agencies comprise 18% of the overall State workforce.

Projected spending for the Department of Correctional Services and Division of Parole has been revised across the Plan Period to reflect efforts to achieve savings through alternatives to proposed layoffs.

The 2010-11 Executive Budget proposes closures and consolidations of facilities within the State’s prison system which will eliminate approximately 3% of total capacity and 2% of the staff of the Department of Correctional Services. Under the 2010-11 Executive Budget, spending on Public Safety will be reduced from just over $5 billion in fiscal year 2009-10 to $4.7 billion in fiscal year 2010-11, representing a decrease of $303 million or 6%; the Department of Correctional Services budget will be reduced from just over $3 billion in fiscal year 2009-10 to $277 billion in fiscal year 2010-11, representing a decrease of $236 million or 7.9%; the Division of State Police budget will be reduced from $768 million in fiscal year 2009-10 to $719 million in fiscal year 2010-11, representing a decrease of $49 million or 6.4%; and the Division of Homeland Security and Emergency Services budget will be increased from $316 million in fiscal year 2009-10 to $329 million in fiscal year 2010-11, representing an increase of $13 million or 4%.

School Aid. The State’s education system is financed with local, State and federal resources, which together make the State’s per pupil spending among the highest in the nation. The State share of financial support for education is administered by the State Education Department (“SED”), under the direction of the New York State Board of Regents, which also establishes education policy. The single largest program administered by SED is school aid. Allocated to school districts primarily through statutory formulas, school aid helps finance elementary and secondary education for pupils enrolled in nearly 680 school districts.

According to the 2010-11 Executive Budget, New York public schools spend more per pupil overall ($15,546) than nearly any other state and 61% above the national average. New York ranks first in per pupil spending for school district employee salaries ($7,328, or 71% above the national average) and benefits ($2,901, which is 109% above the national average). This reflects both strong local tax effort and significant State spending on education.

School aid has two principal State funding sources: the General Fund and the Lottery Fund. When lottery revenues decline during a fiscal year from the level projected at the Enacted Budget agreement, the General Fund is required by law to fund the difference (the “lottery aid guarantee”). This was the case in 2009-10, with core lottery revenue projections revised downward by $131 million since budget enactment. In addition, ARRA funding is expected to be available to help finance spending in the 2010-11 school year.

Revenues from core lottery sales are projected to remain flat in 2010-11, followed by an increase of $32 million in 2011-12, and $41 million in 2012-13 (totaling $2.2 billion in 2012-13). Revenues from VLTs are projected to increase by $174 million in 2010-11, by $38 million in 2011-12, and by $48 million in 2012-13 (totaling $738 million in 2012-13). The Financial Plan currently assumes a one-time franchise payment from the sale of VLT development rights at Aqueduct in 2010-11, where operations are expected to begin in 2011.

The September 2009 update to the school aid database resulted in higher projected costs of $75 million in 2010-11, based on additional claims filed since the May 2009 update, and updated wealth and demographic information reported by school districts. These additional costs are primarily driven by growth in foundation aid and special education aid, with supplemental claims from New York City representing nearly 70% of the increased fiscal year liability. Based on statute, additional school year obligations from 2009-10 and earlier years will be paid in State fiscal year 2010-11. As in prior years, the updated school district data and additional claims have resulted in a significant cost increase to the State’s multi-year Financial Plan, subsequent to the Enacted Budget agreements.

The Second Quarterly Update projected school aid on a school year basis at $22.5 billion in 2010-11, $24.2 billion in 2011-12, and $26.3 billion in 2012-13. The 2010-11 Executive Budget proposes a year-to-year reduction in school aid of $1.1 billion or 5%. As education funding in New York is a combination of local and State support, the proposed reduction represents 2% of school districts’ total General Fund expenditures Statewide.

Transportation. The State’s transportation system is operated, maintained and administered by a network of State and local agencies and public authorities. The Department of Transportation (“DOT”) coordinates planning and policy development and provides for the direct operation and capital improvement of much of the transportation system. DOT is responsible for construction, reconstruction, maintenance, and snow and ice removal for more than 38,000 State highway lane miles and more than 7,500 bridges. In addition, DOT provides funding for local government highway and bridge construction, as well as rail, airport, bicycle, pedestrian and canal programs. The New York State Thruway Authority, the New York State Bridge Authority and other public authorities operate and maintain certain other toll transportation facilities within the State.

The Department also provides oversight and funding for more than 130 public transportation operators, including the Metropolitan Transportation Authority (“MTA”), the four upstate regional transportation authorities and other (usually county-sponsored) transit systems. These systems provide bus, subway, commuter-rail and light rail services as well as “paratransit” services designed to meet the needs of the disabled. The MTA provides transit and commuter services in the New York City region to over 2.5 billion passengers riding the subways, buses and commuter rail systems each year.

The State’s transportation programs are also supported by the Department of Motor Vehicles (“DMV”), which operates 27 district and branch offices, and provides services via county clerk offices acting as DMV agents at 101 locations throughout the State. DMV issues licenses, non-driver identification cards and vehicle registrations; conducts road tests; monitors driver training; pet-forms enforcement activities; conducts more than 20 million customer transactions annually; and collects more than $1.7 billion in revenue for the State and localities.

Funding to maintain and improve the State’s transportation infrastructure is provided through multi-year capital plans and supported by a combination of State and federal funds. The most recent DOT five-year capital plan covers State fiscal years 2005-06 through 2009-10 and totals approximately $18 billion. Projects in the plan resulted in improvements to highway, bridge, aviation, rail, transit, port, bicycle and pedestrian facilities throughout the State.

DOT’s capital plan and other programs are supported by federal aid, dedicated taxes, fees deposited in the Trust Fund, and remaining 2005 Transportation Bond Act funds. The Trust Fund also receives a significant subsidy from the General Fund, which has been revised across the Plan Period as a result of changes in estimated spending levels for projects, debt service costs, available bond proceeds, and other receipts. The Trust Fund subsidy increases as the cumulative expenses of the fund (capital and operating expenses of DOT and DMV, debt service on Trust Fund bonds and transfers for debt service on bonds that fund the Consolidated Highway Improvement Programs and local transportation programs) continue to exceed current and projected revenue deposits and bond proceeds. The 2010-11 Executive Budget projected the General Fund subsidy at $766 million for 2010-11 and $859 million for 2011-12, with additional growth thereafter.

The 2010-11 Executive Budget proposes a two-year, $7 billion, DOT capital plan. Program and funding levels are affected by a number of key factors, including the lack of a new multi-year federal transportation act, the depletion of funding from the 2005 Bond Act, and the Trust Fund’s increasing reliance on General Fund subsidies, primarily driven by a 2005 debt restructuring that generated short-term savings, but burdened the State with greater debt service expenses in later years. The 2010-11 Executive Budget maintains the State’s core Trust Fund investment in the highway and bridge program at 2009-10 levels and also preserves funding for local highway and bridge projects under the Consolidated Highway Improvement Program at prior-year levels. In addition, significant construction activity funded by the ARRA is expected to continue in State fiscal year 2010-11.

Since 1975, New York State has provided transit system operating assistance through the Statewide Mass Transportation Operating Assistance (“STOA”) program. The STOA has grown from a $100 million General Fund program in 1975 to a $4.3 billion aid program to localities utilizing both dedicated taxes and the General Fund. This growth reflects the services provided by transit systems to an annual ridership of more than 2.7 billion passengers. In 2009-10, State transit aid accounted for approximately 35% of the operating resources used to support New York’s transit systems.

The 2010-11 Executive Budget proposes an overall $4.3 billion in aid to transit systems, reflecting a year-to-year increase of nearly $148 million, and $3.9 billion for the MTA, an increase of almost $161 million from 2009-10. The 2010-11 Executive Budget also proposes gap-closing actions for the DMV of approximately $15 million in 2010-11.

Mental Hygiene. The mental hygiene agencies provide services to individuals with mental illnesses, developmental disabilities, chemical dependencies, and problem gambling. According to the 2010-11 Executive Budget, these agencies — the Office of Mental Health (“OMH”), the Office of Mental Retardation and Developmental Disabilities (“OMRDD”), the Office of Alcoholism and Substance Abuse Services (“OASAS”), the Developmental Disabilities Planning Council (“DDPC”), and one oversight agency the Commission on Quality of Care and Advocacy for Persons with Disabilities (“CQCAPD”) — are expected to serve nearly one million individuals in 2010-11, including more than 600,000 persons with mental illness, 260,000 persons with chemical dependencies or gambling problems, and 125,000 persons with developmental disabilities.

The mental hygiene system currently operates 47 institutional facilities serving a State-operated inpatient residential capacity of 7,200 individuals. The State also provides funding to support approximately 86,000 community residential housing options. Additionally, the State supports numerous outpatient, employment, clinic, rehabilitative and treatment programs in partnership with 4,300 not-for-profit provider agencies.

Mental hygiene spending (excluding capital and debt service) is projected to grow by approximately $270 million annually (7 percent), reaching a total of $4.3 billion in 2013-14. Sources of operating growth include: increases in the projected State share of Medicaid costs; projected expansion of the various mental hygiene service systems, including increases primarily associated with the OPWDD NYS-CARES program; the New York/New York III Supportive Housing agreement and community beds that are currently under development in the OMH pipeline, as well as additional funds for supported housing beds and associated support services pursuant to a Federal district court decision; and several chemical dependence treatment and prevention initiatives in OASAS, including treatment costs associated with recent reforms to the Rockefeller drug laws.

General State Charges (“GSCs”). GSCs account for the costs of fringe benefits provided to State employees and retirees of the executive, legislative and judicial branches, and certain fixed costs paid by the State. Fringe benefit payments, many of which are mandated by statute or collective bargaining agreements, include employer contributions for pensions, Social Security, health insurance, workers’ compensation and unemployment insurance. Fixed costs include State taxes paid to local governments for certain State-owned lands, and payments related to lawsuits against the State and its public officers.

For most agencies, employee fringe benefit costs are paid centrally from appropriations made to GSCs. These centrally-paid fringe benefit costs represent the majority of GSCs spending. However, certain agencies, such as the judiciary and SUNY, directly pay all or a portion of their employees’ fringe benefit costs from their respective budgets. Employee fringe benefits paid through the GSCs account are paid from the General Fund in the first instance and then partially reimbursed by revenue collected from fringe benefit assessments on Federal funds and other special revenue accounts. The funding source of fringe benefit costs directly paid by certain agencies is dependent on the respective agencies’ funding sources. Fixed costs are paid in full by General Fund revenues from the GSCs account.

The 2010-11 Executive Budget proposes a number of workforce actions to reduce State employee salary costs. These actions are expected to result in estimated savings of $250 million in 2010-11 and $125 million in 2011-12, and include the following actions that require union negotiation to reduce fringe benefit costs: salary deferral for State employees in 2010-11, and a delay or reduction of an April 1, 2010 4% general salary increase for the State’s non-unionized management/confidential employees, which would result in estimated savings of $28 million in 2010-11.

In addition, the 2010-11 Executive Budget recommends a number of actions that do not require union negotiation to reduce fringe benefit costs and would result in estimated savings of $262 million in 2010-11, such as: the amortization of State pension contribution costs (as noted below), requiring Medicare Part B premium contributions for State employees and retirees ($30 million savings in both 2010-11 and 2011-12); allowing the option for State employees or retirees to self-insure all or parts of the New York State Health Insurance Plan ($15 million savings in 2010-11 and $30 million savings in 2011-12).

Pensions. The New York State and Local Retirement Systems (the “Systems”) provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees’ Retirement System (“ERS”) and the New York State and Local Police and Fire Retirement System (“PFRS”). The Comptroller is the administrative head of the Systems. State employees made up about 31% of the membership during the 2008-09 fiscal year. There were 3,025 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities of the State. As of March 31, 2009, 679,908 persons were members and 366,178 pensioners or beneficiaries were receiving benefits.

Recent market volatility and the recent decline in the market value of many equity investments have negatively affected the assets held for the Systems. The current actuarial smoothing method spreads the effect over a 5-year period, and thus contribution rate increases are expected for fiscal year 2012 through 2015. Legislation enacted in May 2003 realigned the Systems billing cycle to match governments’ budget cycles and also instituted a minimum annual payment. The employer contribution for a given fiscal year will be based on the value of the pension fund and its liabilities on the prior April 1. In addition, employers are required to make a minimum contribution of at least 4.5% of payroll every year. The State’s 2010-11 ERS pension contribution rate as a percentage of salary is expected to grow from 12.1 percent in 2010-11 to 23.5 percent in 2013-14. The PFRS pension contribution rate is expected to be 18.3 percent in 2010-11, and is projected to grow to 31.4 percent by 2013-14.

Beginning in 2011-12, pension costs also include the State’s payment for the retirement incentives approved in the fall 2010. The Financial Plan currently assumes an annual State payment of $70 million, beginning in 2011-12.

Spending for employee and retiree health insurance costs is expected to grow at a consistently high rate through 2013-14, with annual growth reflecting an annual premium increase of approximately 7 percent.

The OSC reports that the net assets available for benefits as of March 31, 2009 were $110.9 billion (including $2.9 billion in receivables), a decrease of $44.9 billion or 28.8% from the 2007-08 level of $155.8 billion, reflecting, in large part, equity market performance. OSC reports that the present value of anticipated benefits for current members, retirees, and beneficiaries increased from $170.5 billion on April 1, 2008 to $176.6 billion (including $69 billion for current retirees and beneficiaries) on April 1, 2009. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differed from net assets on April 1, 2009 in that amortized cost was used instead of market value for bonds and mortgages and the non-fixed investments utilized a smoothing method which recognized 20% of unexpected gain for the 2009 fiscal year, 40% of the unexpected gain for the 2008 fiscal year, 60% of the unexpected gain for the 2007 fiscal year and 80% of the unexpected gain for the 2006 fiscal year. Actuarial assets decreased from $151.8 billion on April 1, 2008 to $149 billion on April 1, 2009. The funded ratio, as of April 1, 2009, using the entry age normal funding method, was 101%.

The State’s pension contribution rate to the Systems, which was 7.6% for 2009-10, is expected to increase to 10.5% for 2010-11, 11.4% for 2011-12 and 11.5% in 2012-13. Pension costs in 2010-11 are projected to total $1.4 billion, an increase of $264 million over 2009-10. In 2011-12, costs are projected to increase an additional $113 million to total $1.5 billion. In 2012-13, they are expected to increase by $129 million to total $1.7 billion. Growth in all years is driven by anticipated increases in the employer contribution rate.

Spending for employee and retiree health care costs is expected to increase by $318 million in 2010-11, $251 million in 2011-12, and another $269 million in 2012-13, and assumes an average annual premium increase of approximately 8.0%. Health insurance is projected at $3.2 billion in 2010-11 ($1.9 billion for active employees and $1.25 billion for retired employees), $3.4 billion in 2011-12 ($2.1 billion for active employees and $1.3 billion for retired employees), and $3.7 billion in 2012-13 ($2.2 billion for active employees and $1.5 billion for retired employees). In addition, as noted previously, the State now plans to make its pension contribution on March 1, 2010, rather than September 2009. The estimated cost of not pre-paying the contribution is approximately $30 million. The State also plans to make its 2010-11 contribution in March 2011, rather than pre-paying it, which results in additional 2010-11 costs of approximately $50 million.

The 2010-11 Executive Budget notes that local governments and the State will face substantial pension contribution increases over the next five years due to investment losses experienced by the Common Retirement Fund, a pooled investment vehicle through which investments for the Systems are made. Accordingly, the 2010-11 Executive Budget would give local governments and the State the option to amortize a portion of their pension costs from 2010-11 through 2015-16. Local governments and the State, if they choose to participate, would be permitted to amortize the portion of their respective pension costs exceeding a contribution rate of 9.5% for the Systems and 17.5% for the PFRS in 2010-11. The contribution rate above which future amortizations are allowed would be increased by one percentage point each year through 2015-16. Repayment of the amortized amounts would be made over a ten-year period at an interest rate to be determined by the State Comptroller. The amounts assumed to be amortized over the Financial Plan period total $242 million in 2010-11, $552 million in 2011-12, $755 million in 2012-13, and $1.0 billion in 2013-14. This proposal would result in savings of $217 million in 2010-11 and $475 million in 2012 for the State.

Rhode Island

The following information relates specifically to the Columbia Rhode Island Intermediate Municipal Bond Fund (the “Fund”). This summary does not purport to be a comprehensive description of all relevant facts for the Fund. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of the State of Rhode Island and Providence Plantations (“Rhode Island” or the “State”) and local agencies in Rhode Island available as of the date of this Statement of Additional Information. The Fund assumes that all such material was prepared and published in a manner consistent with current standards of disclosure. Further, all estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of Rhode Island municipal securities than comparable municipal bond funds that do not focus on investments in Rhode Island issuers.

Introduction. The Governor is required to submit, and the General Assembly is required to enact, a balanced budget. Over the last several years, the State has faced budget shortfalls after the budget was enacted. See “Revised Fiscal 2010 and 2011 Budgets” below.

The State Budget Office is required to prepare quarterly reports which project the year end balance assuming current trends continue under current laws, and the typical cyclical expenditure patterns prevail over the course of the year. This consolidated report is released within forty-five days of the end of each fiscal quarter. Also, the State Budget Office is required to publish five year forecasts of expenditures and revenues for submission to the General Assembly as part of the annual budget process, and these forecasts over the years, based upon the information then available, have generally projected that outyear expenditures will exceed revenues — at times by a substantial amount as reflected in the State Budget Office’s most recent projection for fiscal year (“FY”) 2012 through FY 2015, which forecasts deficits of $362.2 million for FY 2012, $416.2 million for FY 2013, $457.2 million for FY 2014 and $535.7 million for FY 2015. In the event of a budgetary imbalance, the available free surplus will be reduced, additional resources (i.e. taxes, fines, fees, etc.) will be required and/or certain expenditure controls will be put into effect.

Due to the past fiscal challenges facing the State, the budget has from time to time incorporated certain significant one-time resources. The enacted FY 2002 and FY 2003 budgets incorporated the use of the proceeds from the securitization of the tobacco settlement payments due the State under the Master Settlement Agreement (MSA) entered into by the Attorney General in November 1998. The tobacco securitization proceeds included in the budget as enacted are based on the actual sale of the State’s right to receive all of its tobacco settlement payments for the 2004 — 2043 period. The bonds were sold by the Tobacco Settlement Financing Corporation on June 27, 2002 in the amount of $685.4 million. The net proceeds of the sale, after funding the costs of issuance, capitalized interest, and the debt service reserve account, totaled $544.2 million.

The budget used the net tobacco bond proceeds as follows: $295.3 million was used in June 2002 to defease $247.6 million of outstanding general obligation and certificate of participation debt (or $295.5 million reflecting the accreted value of capital appreciation bonds), and the remaining $248.9 million was made available for operating budget expenditures in FY 2002-FY 2004. The debt defeasance resulted in debt service savings of $51.6 million in FY 2003 and total debt service savings through FY 2012 of $343.5 million. The legislatively enacted budgets used $135.0 million of the net proceeds to finance operating expenditures in FY 2002, allocated $113.5 million of resources to finance FY 2003 budgeted expenditures, and allocated the remaining $1.7 million (including interest earnings) in FY 2004.

In his FY 2008 Budget, the Governor proposed that the State sell the rights to the residual tobacco settlement payments reflecting those revenues from the Master Settlement Agreement which will be received by the State after the 2002 bonds of the Tobacco Settlement Financing Corporation are fully repaid. The Tobacco Settlement Financial Corporation sold $197.0 million of such bonds on June 27, 2007, and the net proceeds to the State totaled $195.0 million. The budget enacted by the General Assembly allocated $42.5 million in FY 2007 and $124.0 million in FY 2008 for working capital purposes, and provided $28.4 million for heavy equipment/vehicles and capital projects. There was an additional $1.7 million of interest on invested tobacco bond proceeds which was available for transfer to the Rhode Island Capital Plan Fund for these capital projects.

The State’s Annual Comprehensive Financial Report for FY 2008 revealed a deficit of $42.95 million for the fiscal year ended June 30, 2008. This was the result of revenues falling below enacted estimates by $7.1 million and expenditures exceeding appropriations by $37.4 million. The Governor was required by law to reappropriate unexpended balances from FY 2008 for the General Assembly amounting to $1.7 million. The Governor sought appropriation from the Budget Reserve and Cash Stabilization Account, which was fully funded at $102.8 million at the end of FY 2008. The General Assembly did not make an appropriation to resolve the FY 2008 $42.95 million deficit. The deficit of $42.95 million, when combined with the $102.8 million reserve fund, resulted in approximately $60 million of combined balances. The budget enacted by the General Assembly in June 2008 for FY 2009 was predicated upon available resources of $3.2762 billion net of reserve fund contributions, and expenditures of $3.2762 billion resulting in an estimated closing surplus of $0.1 million.

The General Assembly enacted a FY 2010 Budget that included expenditures of $3.0 billion from general revenues, $800,000 less than FY 2009 actual expenditures. The reduction in general revenue spending is the result of both reductions in real expenditures and shifts from state general revenue sources to one-time federal fund sources. Much of this shifting is the result of funds being made available from the American Recovery and Reinvestment Act of 2009. For the FY 2010 Revised Budget, the Governor recommends $2.845 billion, which is $155.2 million less than the originally enacted budget.

In hopes of combating the worst economic crisis confronting the nation since the Great Depression, the United States Congress passed in February 2009 the American Recovery and Reinvestment Act, a $789 billion stimulus package consisting of various spending and tax cut measures. Current estimates place Rhode Island’s spending share of the federal stimulus package in a range from $825 million to over $1 billion (not including unemployment benefits, supplemental nutrition assistance programs, Pell grants, or child support enforcement). This includes approximately $546 million over 36 months for Rhode Island’s Medicaid programs (assuming a six-month extension of the enhanced Medicaid match rate), approximately $137 million for highway and bridge construction and repairs, approximately $75.4 million for other infrastructure work, approximately $91 million for aid to schools serving low-income students and special education programs for children with learning disabilities, and approximately $165 million of fiscal stabilization funds to be used primarily as education aid. The FY 2010 Enacted Budget included $638.8 million of federal ARRA funds and the Revised FY 2010 Budget increased this amount by $135.4 million to include $774.2 million of ARRA funds. The General Assembly included in the FY 2010 Enacted Budget $198.6 million in additional federal Medicaid matching funds and enhanced Title IVE funds, thereby reducing general revenue expenditures by the same amount based on the federal act that raised the federal Medicaid match percentage by 11.3 points retroactive to October 1, 2008.

The Revised FY 2010 Budget also maximized use of State fiscal stabilization funds for State budget relief by utilizing $47.7 million of federal education funds to relieve state general revenue support to local governments. For FY 2010, the General Assembly included $37.2 million for education and $10.0 million for State police from ARRA State stabilization grants.

The State has used a number of one-time measures, such as the use of one-time federal funds and reserves, which will not be available to address future budget needs. Furthermore, in light of the current conditions, significant budget deficits are expected for the years following FY 2011 and additional significant adjustments to both revenues and expenditures will likely be necessary for the adoption of balanced budgets for the fiscal years following FY 2011. The State cannot predict with any certainty what adjustments, if any, will be made to the Enacted FY 2010 Budget or the outcome of the budget process for the fiscal years following the FY 2010 Budget.

Rhode Island’s labor market began to feel the effects of recession as early as January 2007. The Rhode Island Department of Labor and Training reported that the unemployment rate leveled off at 13 percent in September 2009. At that time, Rhode Island’s unemployment rate was the third highest in the nation, lagging the U.S. unemployment rate of 9.8 percent. There was a year-over-year increase of 25,600 unemployed Rhode Islanders in September 2009.

In January 2010, Rhode Island’s unemployment rate was 12.7 percent, the third highest unemployment rate in the country. The U.S. unemployment rate for January 2010 was 9.7 percent. Rhode Island’s unemployment rate was projected at the November 2009 Revenue Estimating Conference to peak at 13.4 percent in FY 2010. As recovery takes hold, Rhode Island’s unemployment rate is projected to stagnate in FY 2011 at a rate of 13.2 percent and then steadily decline to 10.7 percent in FY 2012, to 8.6 percent in FY 2013, to 7.6 percent in FY 2014 and to 6.9 percent in FY 2015. Even at this lower rate, Rhode Island’s unemployment rate will be significantly higher than the rates achieved in the mid 2000s.

The estimates for personal income growth suggest a downward revision in FY 2010 through FY 2012 from the May 2009 estimates. The adopted personal income growth rate is projected to increase slightly in FY 2010 before approaching more normal growth rates in FY 2012 through FY 2015. Personal income growth rates average less than 1.0 percent in FY 2010 and FY 2011. Likewise, estimates of dividend, interest and rental income are trending downward in FY 2010 before turning positive in FY 2011 through FY 2015. Wage and salary income growth is projected to be negative in both FY 2010 and FY 2011, hitting bottom at a -3.2 percent rate of growth in FY 2010. Wage and salary income growth is projected to decline modestly in FY 2011 before turning positive in FY 2012 and accelerating sharply in FY 2013 and FY 2014. By FY 2015, wage and salary growth is expected to achieve its normal rate of growth.

General Fund Revenues and Expenditures. The State draws nearly all of its revenue from a series of non-property related taxes and excises, principally the personal income tax and the sales and use tax, from federal assistance payments and grants-in aid, and from earnings and receipts from certain State-operated programs and facilities. The State additionally derives revenue from a variety of special purpose fees and charges that must be used for specific purposes as required by State law.

The General Assembly’s Enacted FY 2010 Budget estimates general revenues of $3.077 billion, a decrease of -0.4 percent from the final enacted FY 2009 level of $3.088 billion. The Enacted FY 2010 Budget is composed of $2.915 billion of revenue estimated at the May 2009 Revenue Estimating Conference. Included in this adopted revenue estimate was $42.5 million of revenue enhancements that were enacted in April 2009. In addition, $158.8 million of enhancements to the revenue estimates adopted at the May 2009 Revenue Estimating Conference were enacted in June 2009. Thus, the enacted FY 2010 estimated general revenues include $201.2 million of revenue enhancements, of which $128.8 million is directly related to the reinstitution of the Hospital Licensing Fee. The enacted FY 2010 revenue estimate assumes the State regains tax revenues in FY 2010 formerly lost from several taxes due to the historic structures tax credit, which will now be paid from proceeds from revenue bonds that were issued by the Economic Development Corporation in June 2009 for that purpose.

Revised FY 2010 and FY 2011 General Revenues. The November 2009 Revenue Estimating Conference revised the FY 2010 estimates downward by $130.5 million from the FY 2010 Enacted Budget amount, to a total of $2.946 billion for FY 2010, a decrease of -2.6 percent from the audited FY 2009 level. The Governor’s FY 2010 Supplemental Budget is 1.0 percent above the $2.946 billion estimated total general revenues, reflecting a net increase of $30 million in revenues. The November 2009 Revenue Estimating Conference estimates general revenues of $2.834 billion for FY 2011, a decrease of 3.8 percent from the revised FY 2010 level of $2.946 billion. The estimated FY 2011 revenues do not include collections attributable to the Hospital Licensing Fee.

Revised Fiscal 2010 and 2011 Budgets. The largest source of final FY 2010 general revenues is the Personal Income Tax, with estimated receipts of $919.2 million. The revised estimate for Personal Income Tax receipts are $44 million less than the enacted level of -4.6 percent. Personal Income Taxes are expected to comprise 31.2 percent of total general revenues in FY 2010. Relative to final FY 2009 collections, the Revised FY 2010 Revenue Estimate for Personal Income Taxes are $21.3 million less, yielding a growth rate of -2.3 percent. The Revised FY 2010 Revenue Estimate for Personal Income Taxes has been grossed up to reflect the reimbursement of the State from the Historic Structures Tax Credit Fund for any historic structures tax credit certificates that are redeemed against personal income taxes. Through March 31, 2010, these redemptions totaled $16.5 million. For FY 2011, the Personal Income Tax is estimated to generate $933 million, $13.8 million more than the revised estimate for FY 2011, an increase of 1.5 percent. Personal Income Taxes are expected to comprise 32.9 percent of total general revenues in FY 2011.

Sales and Use Tax collections are estimated at a total $751 million in the revised FY 2010 revenue estimates. The revised estimate for Sales and Use Tax collections are $64 million less than the estimate included in the FY 2010 Budget as Enacted. This is a growth rate of -7.9 percent. The Revised FY 2010 Budget estimate for Sales and Use Taxes signifies negative growth of -7 percent over audited FY 2009 collections. Sales and Use Tax collections are estimated at $743.7 million in FY 2011. The FY 2011 estimate yields growth of -1.0 percent over the revised FY 2010 Sales and Use tax estimate. Sales and Use Taxes are anticipated to contribute 26.2 percent to total revenues in FY 2011.

Motor Vehicle Operator License and Vehicle Registration Fees were estimated at $48.6 million in the revised FY 2010 revenue estimate. This is a decrease of $1.8 million from the FY 2010 enacted estimate, a decrease of 3.6 percent. Relative to final FY 2009 collections, the revised FY 2010 estimate for Motor Vehicle licenses and fees is 1.4 percent more and is projected to comprise 1.6 percent of all general revenues in FY 2010.

Motor Carrier Fuel Use Taxes are projected at $1.0 million for FY 2010, which is $325,034 less than preliminary FY 2009 collections. Relative to the final enacted FY 2010 estimate, the enacted FY 2011 adopted estimate for Motor Vehicle licenses and fees is down $500,000, or -1.0 percent. Motor Carrier Fuel Use Taxes are estimated at $1.0 million in FY 2010, the same level as was estimated for revised FY 2010.

Cigarettes Taxes, which include excise taxes on cigarettes and ad valorem taxes on other tobacco products such as pipe tobacco, cigars and the like, are estimated to total $140.3 million in FY 2010. The revised FY 2010 estimate is a decrease of $7.7 million from the original enacted estimate for FY 2010, a decrease of $5.2 percent. Compared to audited FY 2009 cigarettes taxes collections, the revised estimate represents an increase of $9.8 million, or 7.5 percent. Cigarettes Taxes are estimated at $134.6 million for FY 2011, a decrease of $5.7 million, or 4.1 percent from the revised FY 2010 estimate.

Alcohol Taxes are projected at $11.0 million for FY 2010, an increase of 1.7 percent from final FY 2009 collections. Relative to the enacted FY 2010 estimate, this revision is an increase of $100,000, or 0.9 percent. Alcohol Taxes are estimated at $11.1 million for FY 2011, an increase of $100,000, or 0.9 percent over the revised FY 2010 estimate.

General Business Taxes are projected to comprise 11.3 percent of revised total general revenue collections in FY 2010. Business Corporations Tax revenues are estimated at $94.1 million, a decrease of $18.8 million from the estimate contained in the FY 2010 Budget as Enacted. This is a decrease of 16.7 percent. Business Corporations Tax collections are estimated to be 9.9 percent lower than audited FY 2009 collections. Business Corporations Taxes are expected to constitute 3.2 percent of total general revenues in FY 2010. The revised FY 2010 Business Corporations Tax estimate has been grossed up to reflect the reimbursement of the State from the Historic Structures Tax Credit Fund for any historic structures tax credit certificates that are redeemed against business corporations taxes. Through March 31, 2010 these redemptions totaled $669,379. Business Corporations Taxes are expected to be $340 million in FY 2011 and represent 12.0 percent of total general revenues in FY 2011.

Health Care Provider Assessments are estimated at $34.9 million in the revised FY 2010 revenue estimate. In the enacted FY 2010 budget, Health Care Provider Assessments were estimated at $36.1 million or $1.2 million more than the revised FY 2010 estimate. These estimates incorporate the fact that the assessment on residential facilities for the developmentally disabled has been discontinued for services provided after June 30, 2009. Compared to FY 2009 audited health care provider assessment collections, the revised estimate represents a decrease of 24.2 percent. FY 2011 Health Care Provider Assessments are $34.7 million, which is $200,000 lower than the level contained in the revised FY 2010 estimate.

Insurance Companies Gross Premiums Taxes are estimated at a total of $80.0 million for FY 2010, as adopted by the November 2009 Revenue Estimating Conference, and are forecasted to be 2.5 percent higher than final FY 2009 collections. The revised FY 2010 Insurance Companies Gross Premiums Tax estimate has been grossed up to reflect the reimbursement of the State from the Historic Structures Tax Credit Fund for any historic structures tax credit certificates that are redeemed against Insurance Companies Gross Premiums taxes. Through March 31, 2010, these redemptions totaled $22 million. The final estimate accounts for the General Assembly’s acceptance of the Governor’s proposals to increase the gross premiums tax rate for health maintenance organizations, non-profit hospital and medical service corporations, and non-profit dental service corporations from 1.75 percent to 2.0 percent and to remove the exemption from the Insurance Companies Gross Premiums tax for managed care plans organized pursuant to Title XIX of the Social Security Act effective January 1, 2009. Insurance Companies Gross Premiums Taxes are projected to comprise 2.7 percent of total general revenues in FY 2010. Insurance Companies Gross Premiums Taxes are estimated at a total of $82.4 million in FY 2011. Insurance Companies Gross Premiums Taxes are expected to be 3.0 percent higher than the revised FY 2010 estimate. They are projected to comprise 2.9 percent of total estimated general revenues in FY 2011.

The revised FY 2010 Financial Institution Taxes estimate is $2.0 million. Financial Institutions Taxes represent 0.1 percent of total revised general revenues in FY 2010. Relative to audited FY 2009 collections, the revised FY 2010 Budget estimate for Financial Institutions Taxes is 62.7 percent less. FY 2011 Financial Institution Taxes are estimated at $1.0 million less than the FY 2010 revised estimate. At a total of $1.0 million, they represent less than 0.1 percent of total estimated general revenues in FY 2011. Relative to the revised FY 2010 estimate, the estimated FY 2011 level of Financial Institutions Taxes is 50.0 percent less.

FY 2010 Bank Deposits Taxes are projected to total $1.8 million, an increase of $70,000 over the enacted FY 2010 estimate. The FY 2010 level of Bank Deposits Taxes yields a growth rate of -0.2 percent when compared to preliminary FY 2009 collections. FY 2011 Bank Deposits Taxes are estimated at the same level as in revised FY 2010, a total of $1.8 million, and comprise 0.1 percent of total estimated general revenues.

The revised FY 2010 Public Utilities Gross Earnings Taxes estimate is projected at $120.0 million and comprises 4.1 percent of total general revenues in FY 2010. The final estimate represents an increase of 4.3 percent over the enacted FY 2010 estimate for Public Utilities Gross Earnings tax collections. Estimated FY 2011 Public Utilities Gross Earnings Taxes are $121.0 million and comprise 4.3 percent of total estimated general revenues.

Inheritance and Gift Taxes are estimated at $26.4 million in the revised FY 2010 revenue estimate. The final FY 2010 revenue estimate for Inheritance and Gift Taxes is 6.0 percent less than audited FY 2009 collections. These estimates incorporate the increase in the state’s estate tax exemption amount to $850,000 effective for decedents whose death occurs after December 31, 2009. At this level, the revised FY 2010 estimate for Inheritance and Gift Taxes are expected to constitute 0.9 percent of revised total general revenues. Inheritance and Gift Taxes are estimated at $26.0 million for FY 2011.

The revised FY 2010 revenue estimates for Realty Transfer Taxes are projected at $6.5 million, which represents negative growth of 4.6 percent from final FY 2009 levels. FY 2011 Realty Transfer Taxes are estimated at the same level as in the revised FY 2010 estimate. Thus, estimated Realty Transfer Taxes are $6.5 million and are expected to comprise 0.2 percent of estimated total general revenues in FY 2011.

Racing and Athletics Taxes are estimated at $2.0 million in revised FY 2010, a decrease of $100,000 from the FY 2010 enacted level. Racing and Athletics Taxes are estimated for FY 2011 at $200,000 below the level contained in the revised FY 2010 estimate. The estimate represents a decline of 10.0 percent, from revised FY 2010 levels.

The total revised revenue estimate for all Other Taxes is 1.2 percent of revised total general revenues in FY 2010. No change to Other Taxes from the FY 2010 level is expected in the estimated total general revenues for FY 2011.

Revised FY 2010 departmental receipts are estimated to be $6.5 million more than the FY 2010 departmental receipts collections. Revised FY 2010 departmental receipts comprise 11.6 percent of estimated total general revenues in FY 2010. Relative to final FY 2009 departmental receipt collections, the revised FY 2010 revenue estimate for departmental receipts yields a growth rate of 7.3 percent. In the licenses and fees category of departmental receipts, $128.8 million is expected as a result of the hospital licensing fee being assessed at 5.237 percent of 2008 net patient revenues for FY 2010. FY 2011 departmental receipts are expected to generate $121.0 million less than the revised FY 2010 level adopted at the November 2009 Revenue Estimating Conference.

The Other Sources component total of $365.6 million in the revised FY 2010 estimate represents an increase of $2.9 million, or 0.8 percent over the enacted FY 2010 estimate. The revised FY 2010 estimate is a decrease of 0.6 percent, or -$2.1 million, compared to audited FY 2009 Other Sources collections. Revised Other Sources revenues are expected to comprise 12.4 percent of total general revenues for FY 2010. The Other Sources component estimated total of $366.7 million in FY 2011 represents an increase of 0.3 percent, or $1.1 million, compared to the revised FY 2010 Other Sources estimate. FY 2011 Other Sources revenues are expected to comprise 12.9 percent of total estimated general revenues.

The revised FY 2010 revenue estimate for Other Miscellaneous Revenues is $500,000 less than the FY 2010 enacted estimate and $9.2 million lower than the final FY 2009 level, a decrease of 52.3 percent. In FY 2009, Other Miscellaneous Revenues included a $7.5 million transfer from the Rhode Island Resource Recovery Corporation. This transfer did not recur in FY 2010. Other Miscellaneous Revenues are projected at $8.5 million in revised FY 2010, amounting to 0.3 percent of all general revenues. The November 2009 Revenue Estimating Conference’s adopted FY 2011 estimate for Other Miscellaneous Revenues is $4.0 million lower than the revised FY 2010 level, a decrease of 47.1 percent.

Within the Gas Tax Transfer component, the revised FY 2010 revenue estimate reflects the fact that no portion of the State’s $0.32 per gallon gas tax is available for use as general revenue. Thus, the Gas Tax Transfer is estimated at zero for revised FY 2010 just as it was in the FY 2010 Budget as Enacted. Relative to the audited FY 2009 transfer, the FY 2010 gas tax transfer is 100.0 percent less. Within the Gas Tax Transfer component, the November 2009 Revenue Estimating Conference’s FY 2011 estimate shows no change from the revised FY 2010 estimate. The Gas Tax Transfer is estimated at zero due to the fact that the general fund no longer receives an allocation from the Intermodal Surface Transportation Fund (ISTF). That is, all of the revenue generated from the State’s $0.32 per gallon motor fuel tax now remains with the ISTF and is reserved for transportation purposes.

Within the Lottery category, the revised FY 2010 revenue estimate of $351.9 million is $3.2 million, or 0.9 percent, more than the enacted FY 2010 estimate. The revised FY 2010 estimate incorporates the fact that the Rhode Island and Massachusetts lotteries can now sell MegaMillions and PowerBall tickets respectively. Prior to January 31, 2010, Rhode Island could only sell PowerBall tickets while Massachusetts could only sell MegaMillions tickets. The enacted FY 2010 estimate for the Lottery Transfer did not incorporate this change. The revised FY 2010 Lottery Transfer estimate is $14.4 million more than the audited FY 2009 transfer, an increase of 4.3 percent. The revised FY 2010 lottery transfer estimate comprises 11.9 percent of total general revenues. In FY 2011, the Lottery Transfer is estimated to be $356.9 million and comprises 12.6 percent of total estimated general revenues for FY 2011.

In March 2008, UTGR, Inc., the owner and operator of Twin River, one of the two licensed video lottery facilities of the State, defaulted on loan payments to its lenders who provided a $565 million loan package to UTGR, Inc. and its parent companies to buy and expand the Twin River facility. As a result of defaulting on loan payments, UTGR entered into a forbearance agreement with its lenders. In September 2008, both Standard & Poor’s and Moody’s Investors Service downgraded their rating of the company that owns Twin River, and Moody’s issued a statement warning of a “high probability of bankruptcy.” The forbearance agreement expired on January 31, 2009 and was not extended.

On or about June 23, 2009, UTGR, Inc. d/b/a Twin River, BLB Management Services, Inc, and BLB Worldwide Holdings, Inc. (collectively, the “Debtors”) commenced a Chapter 11 bankruptcy proceeding by filing voluntary petitions for relief in the United States Bankruptcy Court for the District of Rhode Island (Case No. 09–12418). The filing was made when — after months of discussions and negotiations — the Debtors, their lenders and the State reached an agreement in principle with respect to a consensual reorganization plan, which plan is subject to approval of the Bankruptcy Court. The consensual plan contemplates, among other things, that the lenders will remove approximately $290 million of the approximately $590 million of debt on the balance sheet of the facility and, subject to the State’s regulatory approval process, the lenders shall become the new owners of the facility and search for a new operator for the facility to replace the Debtors. The State is represented in the bankruptcy proceedings by outside legal counsel (Willkie Farr & Gallagher LLP and Brown Rudnick LLP). Since the filing, the Debtors have continued in the management and operation of the business as debtors in possession pursuant to sections 1107 and 1108 of the Bankruptcy Code and Twin River has continued to remain open as usual.

On or about January 2, 2010, the Debtors filed their Second Amended Disclosure Statement and Second Amended Plan with respect to the reorganization, which has the support of the key stakeholders. The Debtors have already received approval of their Second Amended Disclosure Statement. In addition, the Debtors have been granted the authority to begin soliciting votes on the Second Amended Plan. The hearing on the Second Amended Plan is scheduled for April, 2010. Although the plan provides for the State to make additional investments in the marketing and management for the facility, it is not anticipated that the bankruptcy will have a significant effect on the lottery revenues the State expects to continue to receive from the facility. The lenders and/or Debtors intend to have legislation introduced to statutorily achieve certain requirements of the restructuring, including but not limited to, the elimination of the requirement that the Debtors offer live greyhound racing as a condition for operating video lottery terminals in the facility. The Rhode Island Lottery continues to control and regulate the video lottery operations at the facility, including cash receipts, cash transfers and cash deposits.

The Department of Revenue, Division of Lotteries, and the Department of Business Regulation continue to closely monitor the situation. Any proposal to have a new operator of the facility and/or any proposal to transfer ownership of the facility would need regulatory approval. Certain applications for licensure have been submitted by the lenders to the Department of Business Regulation and these applications are currently under review. The possible opening of new gaming sites in Massachusetts may significantly reduce revenues of Twin River since such sites are likely to reduce the number of out-of-state patrons visiting Twin River.

The final category of general revenue receipts is the Unclaimed Property transfer. This transfer is expected to increase by $200,000 in revised FY 2010, from the estimate contained in the FY 2010 Budget as Enacted. The revised FY 2010 estimate is a decrease of $2.8 million or -35.4 percent from the FY 2010 Budget as Enacted. The Unclaimed Property transfer is expected to comprise 0.2 percent of all general revenues in FY 2010. In FY 2011, this transfer is estimated at an amount of $5.3 million, an increase of $100,000 or 1.9 percent, from the revised FY 2010 transfer.

Major State Expenses. The State has encountered and will encounter significant difficulties in solving several major funding obligations, mainly:

1.	State Aid to Local Communities

2.	Infrastructure

3.	Debt Burden

4.	Employee Retirement

State Aid to Local Communities. The largest category of State aid to cities and towns is assistance programs for school operations and school construction. The general school aid program disburses funding to communities on the basis of a number of factors including wealth of the community and the number of children eligible for free or reduced price meals. A number of legislative, executive or collaborative efforts have been made to refine the commitment and strategy for financing local education into the future. Thus far, there has been no strategy confirmed by a statutory scheme specifying a precise method of determining entitlements in future years. Midway through FY 2009, the General Assembly enacted a $42.6 million reduction from the originally enacted budget of $691.4 million in school operations aid. This included a reduction of $38.3 million of general aid offset by $38.3 million of federal funds to be received by local governments through the “State Stabilization Fund” under the American Recovery and Reinvestment Act of 2009 (“ARRA”). It also included a $5.3 million reduction in Professional Development Funds, and a $4.3 million reduction associated with revenues generated from video lottery operations dedicated to the Permanent School Fund, a fund which is established by the Constitution to benefit schools but previously had relatively small annual resources. Local governments were also expected to receive $16.2 million of Title I funds and $19.4 of IDEA funds through ARRA in FY 2009. In FY 2010, $37.2 million of State stabilization funding from ARRA for educational purposes will be provided to local governments. In FY 2010, local governments are expected to receive $17.2 million of Title I funds and $21.9 million of IDEA funds. The Governor’s revised FY 2010 Budget includes $588.0 million in school operating aid.

In addition to reimbursement of school operations costs, State school construction aid is provided at levels ranging from 30 percent to 88 percent of the construction cost of new facilities. The level is based upon the relationship between student enrollment and community wealth, and takes into consideration the relative weight of school debt in the particular city or town to its total debt. Beginning in FY 1997, the definition of reimbursable expenditures was expanded to include capital expenditures made through a capital lease or lease revenue bonds or from a municipality’s capital reserve account. In FY 1997, disbursements to local school districts totaled $18.1 million. The FY 2010 enacted Budget provides $61.5 million for this category of aid. A related program will provide approximately $2.8 million in FY 2010 to cities and towns to provide aid in the construction of libraries.

Other local aid programs include the motor vehicle excise tax reimbursement, general revenue sharing and payment-in-lieu-of-taxes (PILOT) program. Beginning in 1987, a variety of general State aid programs were consolidated into one general revenue sharing program which incorporated a distribution formula based upon relative population, tax effort for municipal services and personal income of each city and town. The general revenue sharing program also incorporated additional funding to compensate municipalities for the phased loss of the inventory tax as described above. The FY 2009 Budget included $55.1 million for this program. Midway through FY 2009, the General Assembly enacted a reduction of $30.1 million from the $55.1 million enacted level and no funding was appropriated in FY 2010. The Motor Vehicle Excise Tax Reimbursement program is funded at $135.6 million in the FY 2010 Enacted Budget. The Governor proposed suspension of the final two quarterly payments in FY 2010 to save $66.5 million. However, the third quarterly payment of $32.6 million was made in February 2010, following failure of the General Assembly to act on the Governor’s proposal, reducing potential state savings to $33.9 million. For FY 2011, the Governor proposes no funding to local governments for the Motor Vehicle Excise Tax Reimbursement and a suspension of the exemption.

The PILOT program authorizes the General Assembly to appropriate and distribute to communities amounts not to exceed 27 percent of the property taxes that would have been collected on tax exempt properties. Properties included in this program are non-profit educational institutions, non-profit or State-owned hospitals, veterans’ residential facility, and correctional facilities. The FY 2010 Enacted Budget includes $27.6 million for this program. Also, the State makes payments to communities identified as distressed based upon four different criteria. Appropriations of $10.4 million are included in the FY 2010 Enacted Budget to fund entitlements for seven communities. Of these seven communities, Central Falls was determined to be especially distressed in 1991 and in FY 1993 the State assumed full responsibility for funding education in Central Falls. Rhode Island distributes to communities the proceeds of a statewide tax imposed on the tangible personal property of telephone, telegraph, cable, express and telecommunications companies. This aid is estimated at $10.2 million for FY 2010. Also, the State distributes a 1% (one percent) meals and beverage tax estimated at $18.8 million for FY 2010.

Infrastructure. The Department of Transportation is organized to carry out its responsibilities for the construction and maintenance of all State roads, bridges, transportation facilities (other than those operated and maintained by the Rhode Island Turnpike and Bridge Authority), and the administration of State and federal highway construction assistance programs. The Department’s activities have substantially increased primarily due to the continued road funding resulting from passage of the 1998 Transportation Equity Act for the 21st Century (TEA-21). Major ongoing construction and rehabilitation projects include the Route 195 Relocation, reconstruction of the Washington Bridge, replacement of the Sakonnet River Bridge, the extension of Route 403 and the Freight Rail Improvement program. During the 2003 session of the General Assembly, the Rhode Island Department of Economic Development, at the request of the Governor and Department of Transportation, received authority to issue bonds secured by future distributions of Federal Highway Trust funds and a dedicated portion of motor fuel tax revenues to speed completion of these projects. The State completed the GARVEE financings in three series over a period of six years. The first series, in the amount of $216,805,000, was issued on November 25, 2003. The second series, in the amount of $184,620,000, was issued on March 2, 2006. The third series in the amount of $169,395,000 was issued on April 2, 2009. Given the magnitude of the projects and recent construction inflation, the projects collectively have cost significantly more than originally expected, which cost increases are likely to continue until such projects are completed. To the extent costs are higher, funding from the annual State and Federal Highway Construction Assistance Programs would be available as a source of funding. This could displace other planned projects.

In order to address possible future reductions in federal highway funding and the State’s aging transportation infrastructure, the Governor formed in March 2008 a Blue Ribbon Panel for Transportation Funding. The Panel reviewed the State’s aging transportation infrastructure, the projects required to maintain the transportation infrastructure for the next five years, and the available funding or shortfall in funding for such projects in light of the current status of the Federal Highway Trust Fund, and identified possible options for future funding.

The Blue Ribbon Panel for Transportation Funding released its report dated as of December 23, 2008. The Blue Ribbon Panel projected that the State would need to spend approximately $639 million per year during the next 10 years to maintain the State’s highway system in a state of good operation and repair but that state and federal funding currently provides only approximately $354 million per year. The Blue Ribbon panel suggested various funding strategies that could possibly be implemented to meet, in whole or in part, the $285 million funding gap each year. Such recommended funding strategies included levying a $3 toll on all cars and $6 on all trucks entering the State, imposing tolls on all bridges between Aquidneck Island and the mainland, raising passenger-vehicle registration fees, raising the State gasoline tax by as much as 15 cents per gallon, creation of a petroleum product gross receipts tax and a vehicle miles traveled fee. The various revenue strategies outlined would require legislation for implementation. Despite the temporary relief provided through ARRA, transportation infrastructure funding will continue to present challenges and the Blue Ribbon Panel funding strategies may be revisited.

In the FY 2011 Budget proposed by the Governor, the Sakonnet Bridge would be tolled and operated by the Rhode Island Turnpike and Bridge Authority upon completion. The toll revenues would be shared with the Department of Transportation providing additional resources to address structurally deficient bridges in the State.

Debt Burden

Authorization and Debt Limits. Under the State constitution, the General Assembly has no power to incur State debts in excess of $50,000 without the consent of the people, except in the case of war, insurrection or invasion, or to pledge the faith of the State to the payment of obligations of others without such consent. By judicial interpretation, the limitation stated above has been judged to include all debts of the State for which its full faith and credit are pledged, including general obligation bonds and notes, bonds and notes guaranteed by the State, and debts or loans insured by agencies of the State, such as the Industrial-Recreational Building Authority. However, non-binding agreements of the State to appropriate monies in aid of obligations of a State agency, such as the provisions of law governing the capital reserve funds of the Port Authority and Economic Development Corporation, now known as the Rhode Island Economic Development Corporation, the Housing and Mortgage Finance Corporation, or to appropriate monies to pay rental obligations under State long-term leases, such as the State’s lease agreements with the Convention Center Authority, are not subject to this limitation.

Net Tax Supported State Debt. The State has multiple categories of State debt, including without limitation, direct debt, guaranteed debt, and other obligations subject to annual appropriation. As of March 31, 2010, authorized but unissued direct debt totaled $229,256,822 and there was no authorized but unissued guaranteed debt. Direct debt is authorized by the voters as general obligation bonds and notes. Current interest bonds require the State to make annual payments of principal and semi-annual payments of interest on bonds outstanding, and the capital appreciation bonds of the State require the payment of principal and interest at maturity. As of June 30, 2009, the State had $1.036 billion of general obligation tax supported bonds outstanding. The State currently has no variable rate debt outstanding. Guaranteed debt of the State includes bonds and notes issued by, or on behalf of, certain agencies, commissions and authorities created by the General Assembly and charged with enterprise undertakings, for the payment of which debt the full faith and credit of the State are pledged in the event that the revenues of such entities may at any time be insufficient. As of March 1, 2010, there was no outstanding or authorized but unissued guaranteed debt. However, the State has agreed to appropriate or borrow and pay to the Rhode Island Industrial Recreational Building Authority any amounts required up to $20,000,000 to service eligible mortgage loans for industrial and/or recreational projects insured under the Industrial Recreational Building Mortgage Insurance Fund that are in default and for which funds in the Industrial Recreational Building Mortgage Insurance Fund are insufficient. The Governor has proposed as part of the FY 2011 Budget the restoring of the $20,000,000 ceiling to its original $80,000,000 amount.

Obligations Carrying Moral Obligation of State. Certain agencies of the State have the ability to issue bonds which are also secured by a capital reserve fund. If at any time the capital reserve fund falls below its funding requirement, the agency is authorized to request the General Assembly to appropriate the amount of the deficiency. The General Assembly may, but is not obligated to, appropriate the amount of the deficiency.

Other Obligations Subject to Annual Appropriation. The State has entered into certain contractual agreements which, although of a long-term nature, are subject to annual appropriation by the General Assembly.

Authorized But Unissued Obligations Subject to Annual Appropriation. In addition to the debt authorized by the voters for which the full faith and credit is pledged, the General Assembly has authorized the issuance of debt which is subject to annual appropriation. The State plans to issue approximately $20.0 million of Certificates of Participation in FY 2010. The State also anticipates issuing up to $11.250 million to fund the Registry of Motor Vehicles Systems in early FY 2010. In FY 2011, it is expected that the Economic Development Corporation will issue approximately an additional $75.0 million of bonds to reimburse the State each fiscal year for tax credits taken relating to the Historic Structures Tax Credit Program in order to stabilize budget projections and the annual impact of the taking of such tax credits. The actual amount of bonds issued will be dependent upon the compliance by the parties involved with the projects. The debt service on these bonds will be subject to annual appropriation by the General Assembly. There are other debt authorizations approved by quasi-public agencies and the Board of Governors for Higher Education which will be funded from non-general revenue sources.

The FY 2010 Enacted Budget included a Debt Management Joint Resolution that allows the Rhode Island Public Rail Corporation, which is an instrumentality of the State, to fully indemnify AMTRAK’s operations of the South County Commuter Rail. Section 8 of Article 17 of the FY 2010 Appropriations Act authorizes the Rail Corporation to secure, with the funding support of the Department of Transportation, either a line or evergreen letter of credit in the amount of $7.5 million in favor of AMTRAK to secure the Rail Corporation’s performance of its obligations arising under any South County Rail Service agreements that may be entered into.

State Agencies and Authorities. The General Assembly from time to time has authorized the creation of certain specialized independent authorities, districts and corporations to carry out specific governmental functions, including, but not limited to the Rhode Island Turnpike and Bridge Authority, Narragansett Bay Commission, Rhode Island Industrial-Recreational Building Authority, Rhode Island Refunding Bond Authority, Rhode Island Convention Center Authority, Rhode Island Resource Recovery Corporation, Rhode Island Clean Water Finance Agency, Rhode Island Public Transit Authority, Rhode Island Economic Development Corporation, Rhode Island Airport Corporation, Rhode Island Industrial Facilities Corporation, Rhode Island Housing and Mortgage Finance Corporation, Rhode Island Student Loan Authority, Rhode Island Higher Education Assistance Authority, Rhode Island Water Resources Board Corporate, Rhode Island Health and Educational Building Corporation and Tobacco Settlement Financing Corporation. In certain cases, bonds and other obligations issued by these entities have been guaranteed by the full faith and credit of the State; additionally, the State may provide significant financial assistance for their operations. In other cases, such entities, although empowered to issue bonds, may not pledge the full faith and credit of the State and, therefore, these bonds are not guaranteed by the State.

Employees’ Retirement System. The State of Rhode Island Employees’ Retirement System (“ERSRI”) is a multiple employer, cost-sharing, public employee retirement system that acts as a common investment and administrative agent for pension benefits to be provided to State employees who meet eligibility requirements as well as teachers and certain other employees employed by local school districts in Rhode Island. A separate retirement program is maintained for members of the faculty of the State University and colleges and certain administrative employees in education and higher education. This program is provided through Teachers’ Insurance and Annuity Association Plan (“TIAA”).

The ERSRI provides retirement, disability and death benefit coverage, as well as health insurance benefits for members retiring on or after July 1, 1989. Pension, disability and death benefits are funded (a) for State employees by contributions from the State and the employees and (b) for public school teachers by contributions from the teachers with employer contributions shared by the local education agencies (“LEA”) and the State, except that, benefits under the Teachers’ Survivors’ Plan are financed by the LEAs and the teachers. Additionally, the State created the Judicial Retirement Benefits Trust (“JRBT”) to fund retirement benefits for judges hired after December 31, 1989 and the State Police Retirement Benefits Plan (“SPRBP”) to fund retirement benefits for state police officers originally hired after July 1, 1987. These two plans are significantly smaller than the ERSRI for state employees and teachers. As of June 30, 2008, there are 43 active members and seven retirees and beneficiaries of the JRBT and 177 active members and four retirees and beneficiaries of the SPRBT. Pensions for state police officers and judges hired prior to the dates reflected above for each of the plans are funded on a pay as you go basis. Retiree health insurance benefits are currently funded on a pay as you go basis and are not paid from any trust fund. The System’s Actuary is currently Gabriel, Roeder, Smith & Company.

Financial Objectives and Funding Policy. The actuarial cost method and the amortization periods are set by statute. As of the June 30, 1999 valuation, Rhode Island General Laws 36-10-2 and 36-10-2.1 provide for a funding method of Entry Age Normal (“EAN”) and amortization of the Unfunded Actuarial Accrued Liability (“UAAL”) over a period not to exceed thirty (30) years as of June 30, 1999. Under this method, the actuarial gains (losses) are reflected as they occur in a decrease (increase) in the UAAL. The contribution rates are intended to be sufficient to pay normal cost and to amortize UAAL in level payments over a fixed period of 21 years (30 years from June 30, 1999). The actuary considers the funding period reasonable.

The State’s total contributions (exclusive of contributions by LEA for teachers) to the ERSRI, JRBT and SPRBP were $151.26 million in FY 2006, $195.23 million in FY 2007, and $219.86 million in FY 2008, $204.93 million in FY 2009 and are estimated to be $216.6 million for FY 2010 and $225.9 million for FY 2011 based upon the actuarial report as of June 30, 2008. The State has made 100% of its actuarially determined contributions to the pension system during the past fifteen years.

Progress Toward Realization of Financing Objectives. As of June 30, 2008, the date of the last actuarial valuation, the total UAAL for the pension plans was $4.35 billion, which consists of $1.67 billion for State employees, $2.66 billion for teachers, $14.1 million for state police and $7.8 million for judges. The funded ratio (the ratio of the actuarial value of assets to the unfunded actuarial accrued liability) is a standard measure of a plan’s funded status. In the absence of benefit improvements, it should increase over time, until it reaches 100 percent. For the State employees, the funded ratio increased from 57.5% to 61.8% during the period July 1, 2007 to June 30, 2008, while for teachers the ratio increased from 55.4% to 60.3% over the same period. During the same period, the funded ratio decreased from 83.8% to 81.7% for the judges and increased for the state police from 76.1% to 79.6%. These are based on the Entry Age Normal funding method effective June 30, 1999.

The State’s unfunded pension liability, as reflected in the actuarial valuation as of June 30, 2008, is primarily due to the level of benefits being provided to employees under the plans and the failure of investment returns under the plans to historically meet the annual investment return assumption of 8.25%. The average annual return for the plans based on the market value of assets over the period from July 1, 1998 to June 30, 2008 was 5.15%. The average annual return for the plans based on the actuarial value of assets over the same period was 6.05%.

As a result of the recent decline in the number of State workers employed to contribute to the pension system and the recent increase in State worker retirements, the State pension system is likely to be placed under further financial stress. In addition, subsequent to June 30, 2008, the fair value of the investments held within the pension trust funds have declined significantly, consistent with overall declines in the domestic and international financial markets, which is likely to place even further financial stress on the State’s pension system. At June 30, 2009 declines were approximately 19.2% compared to the fair value of investments at June 30, 2008. Since January 2008, the value of the funds have fallen 27.4%. However, the State Investment Commission has adopted a long term investment policy for the system’s investments, which includes diversification of holdings pursuant to an asset allocation model. Furthermore, the effect of the funded status of the plans and required contributions due to any near term decline in value of the pension trust fund investments will be tempered by the five-year smoothing method employed in the actuarial value of the assets.

Other Benefits. In addition to benefits provided to State employees by the State Retirement System described above, State employees since 1956 have also been covered under the provisions of the Federal Old-Age and Survivor’s Insurance Program (Title II of the Federal Social Security Act). Benefit rates, State, and member contributions are governed by federal law. The State is also subject to the unemployment compensation provisions of the federal employment security law. Contributions under this program by the State are made by annual appropriation of actual benefit costs incurred rather than a percentage of payroll.

In order to address the unfunded liability associated with retiree health benefits and reduce the ongoing cost to the taxpayer, as part of his FY 2009 financial plan, the Governor recommended modifying eligibility requirements and co-share percentages for retiree health. The General Assembly adopted his proposal with minor modifications including changing the effective date to October 1, 2008. Employees retiring after October 1, 2008 would be eligible for retiree health coverage through the State if they are age 59 or over with a minimum of 20 years of service. For employees retiring before October 1, 2008, an employee with over 10 years of service as of July 1, 2005 was eligible for retirement with at least 28 years of service at any age, or at least 10 years of service and at least age 60, and was therefore eligible for retiree health. For those employees with less than 10 years of service prior to July 1, 2005, the employee had to be age 59 with at least 29 years of service, age 65 with ten years of service, or age 55 with 20 years of service. The enacted reform modified the co-share percentage to require a 20 percent co-share on the full cost of the early retiree or post-65 plan in which the retiree is enrolled. For those retiring prior to October 1, 2008, the early retirees pay a co-share based on years of service on the active employee rate. For these employees retiring prior to October 1, 2008 who are over age 60 with at least 28 years of service, the state pays 100 percent of the cost of the plan. Pursuant to GASB Statement 45, “Other Post Employment Benefits” the State obtained an updated actuarial valuation of the unfunded liability relating to retiree medical benefits. The unfunded liability as of June 30, 2007 was determined to be approximately $788.2 million, including $679.5 million for State employees, $54.6 million for State Police, $29.7 million for Legislators, and $14 million for Judges, and $10.2 million for the State’s share for teachers. This was calculated using an investment rate of return of 3.566% due to the fact that, for fiscal year ending June 30, 2009, the plan was not funded on an actuarial basis. The annual required contribution as a percentage of payroll would be 7.91%, 29.83%, 116.91% and 11.64% (no rate for teachers), respectively. This unfunded liability related to retiree medical benefits as of June 30, 2007 reflects an increase from such unfunded liability of $643.5 million as of June 30, 2005 (based on a discount rate of 3.566%). The actuarial analysis also included estimates utilizing alternative rates of return. The estimated unfunded liability as of June 30, 2007 utilizing an investment rate of 5.0% was $655.2 million. The total contributions made by the State and the other participating employees for retiree medical benefits were $28.4 million in FY 2008, which contributions reflect only a pay as you go amount necessary to provide for current benefits to retirees and administrative costs. The State has not set aside any funds on an actuarial basis to address the unfunded retiree medical benefit liabilities, which continue to grow. During the 2008 session of the General Assembly, in order to begin funding this unfunded liability, legislation was enacted which would require the State to fund on an actuarial basis and which authorized creation of a trust fund for retiree medical benefit liabilities. The actuarial valuation report as of June 30, 2007 reflected that the annual required contribution for FY 2010 would be $56,917,900 (based on a discount rate of 3.566%). During the 2009 Session of the General Assembly, the actuarial funding requirement was delayed until FY 2011 due to budget constraints.

APPENDIX E — LEGACY COLUMBIA FUNDS

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

ColumbiaSM Acorn® Fund

ColumbiaSM Acorn International®

ColumbiaSM Acorn International Select®

ColumbiaSM Acorn Select®

ColumbiaSM Acorn USA®

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Conservative High Yield Fund

Columbia Contrarian Core Fund

Columbia Convertible Securities Fund

Columbia Core Bond Fund

Columbia Corporate Income Fund (formerly known as Columbia Income Fund)

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Federal Securities Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Value Fund

Columbia Greater China Fund

Columbia High Income Fund

Columbia High Yield Municipal Fund

Columbia High Yield Opportunity Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia International Bond Fund

Columbia International Growth Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia Liberty Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia Mid Cap Growth Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Short-Intermediate Bond Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Strategic Income Fund

Columbia Strategic Investor Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

ColumbiaSM Thermostat Fund®

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

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Columbia Asset Allocation Fund, Variable Series

Columbia Federal Securities Fund, Variable Series

Columbia International Fund, Variable Series

Columbia Large Cap Growth Fund, Variable Series

Columbia Large Cap Value Fund, Variable Series

Columbia Mid Cap Value Fund, Variable Series

Columbia Money Market Fund, Variable Series

Columbia S&P 500® Index Fund, Variable Series

Columbia Select Large Cap Growth Fund, Variable Series

Columbia Small Cap Value Fund, Variable Series

Columbia Small Company Growth Fund, Variable Series

Columbia Strategic Income Fund, Variable Series

Columbia High Yield Fund, Variable Series

Columbia Marsico 21st Century Fund, Variable Series

Columbia Marsico Focused Equities Fund, Variable Series

Columbia Marsico Growth Fund, Variable Series

Columbia Marsico International Opportunities Fund, Variable Series

Columbia Mid Cap Growth Fund, Variable Series

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APPENDIX F — LEGACY RIVERSOURCE FUNDS

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)

Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

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Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Balanced Fund

RiverSource California Tax-Exempt Fund

RiverSource Disciplined International Equity Fund

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Intermediate Tax-Exempt Fund

RiverSource LaSalle Global Real Estate Fund

RiverSource LaSalle Monthly Dividend Real Estate Fund

RiverSource New York Tax-Exempt Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource Precious Metals and Mining Fund

RiverSource Real Estate Fund

RiverSource S&P 500 Index Fund

RiverSource Short Duration U.S. Government Fund

RiverSource Small Company Index Fund

RiverSource Strategic Income Allocation Fund

RiverSource Tax-Exempt High Income Fund

Seligman California Municipal High Yield Series

Seligman California Municipal Quality Series

Seligman Capital Fund, Inc.

Seligman Growth Fund, Inc.

Seligman Minnesota Municipal Class

Seligman National Municipal Class

Seligman New York Municipal Class

Threadneedle Global Equity Income Fund

Threadneedle International Opportunity Fund

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PART C OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(a)(2)	Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(b)	Amended and Restated By-laws of Registrant. (2)

(c)	Not applicable.

(d)(1)	Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010. (17)

(d)(2)	Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010 (CMG Ultra Short-Term Bond Fund). (17)

(e)	Distribution Agreement by and between Registrant and Columbia Management Investment Distributors, Inc. dated as of September 7, 2010. (18)

(f)	Not Applicable.

(g)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated September 19, 2005. (3)

(h)(1)	Administrative Services Agreement by and between Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC dated as of May 1, 2010 with Schedule A dated May 1, 2010. (17)

(h)(2)(i)	Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated December 15, 2006 with Schedule A dated May 5, 2008. (8)

(h)(2)(ii)	Amendment to Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (12)

(h)(2)(iii)	Amendment to Financial Reporting Services Agreement by and among Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company, and Columbia Management Investment Advisers, LLC dated as of April 30, 2010, with Schedule A dated as of May 1, 2010. (17)

(h)(3)(i)	Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of December 15, 2006 with Schedule A dated May 5, 2008. (8)

(h)(3)(ii)	Amendment to Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (12)

(h)(3)(iii)	Amendment to Accounting Services Agreement by and among Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company, and Columbia Management Investment Advisers, LLC dated as of April 30, 2010, with Schedule A dated as of May 1, 2010. (17)

(h)(4)	Transfer and Dividend Disbursing Agent Agreement by and between Registrant and Columbia Management Investment Services Corp. dated as of September 7, 2010 with Schedule A dated as of September 7, 2010. (18)

(h)(5)	Amended and Restated Credit Agreement dated as of October 19, 2006 by and among Registrant and certain other trusts party thereto, on behalf of certain of their series listed on Schedule A thereto, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of certain of their series listed on Schedule B thereto, Lloyds TSB Bank plc, Société Générale, New York Branch, Banco Bilbao Vizcaya Argentaria S.A., State Street Bank and Trust Company, individually, State Street Bank and Trust Company, as administrative agent for each of the banks party thereto, and State Street Bank and Trust Company, as operations agent for each of the banks party thereto. (4)

(h)(6)	Amendment Agreement No. 1 and Instrument of Adherence dated as of October 18, 2007 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (4)

(h)(7)	Letter agreement dated as of September 19, 2005, by and among Nations Funds Trust, Nations Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(h)(8)	Letter agreement dated as of February 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(h)(9)	Letter agreement dated as of June 7, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(h)(10)	Letter agreement dated as of September 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(h)(11)	Letter agreement dated as of October 19, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I, Bank of America Funds Trust, Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(h)(12)	Letter agreement dated as of September 17, 2007, by and among Registrant, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(h)(13)	Letter agreement dated as of October 18, 2007, by and among Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, as set forth on Appendix I to the Sixth Amendment Agreement, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, as set forth on Appendix I thereto, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(h)(14)	Letter agreement dated as of February 28, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (7)

(h)(15)	Amendment Agreement No. 2 dated as of February 28, 2008 by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., the banks party thereto, and State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (7)

(h)(16)	Letter agreement dated as of August 29, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (9)

(h)(17)	Form of Indemnification Agreement. (2)

(h)(18)	Amendment Agreement No. 3, dated March 31, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (11)

(h)(19)	Amendment Agreement No. 4, dated October 16, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (10)

(h)(20)	Amendment Agreement No. 5 and Limited Consent, dated as of June 1, 2009, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (13)

(h)(21)	Amendment Agreement No. 6, dated as of October 15, 2009, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust II, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (14)

(h)(22)	Plan Administration Services Agreement, dated as of September 7, 2010, by and among the Registrant, Columbia Funds Series Trust and Columbia Management Investment Services Corp. (18)

(h)(23)	Amendment Agreement No. 7, dated as of October 14, 2010, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, each on behalf of its respective series listed on Schedule 2 attached thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (19)

(i)(1)	Opinion of Counsel of Ropes & Gray LLP. (1)

(i)(2)	Opinion of Counsel of Ropes & Gray LLP. (6)

(i)(3)	Opinion of Counsel of Ropes & Gray LLP. (11)

(i)(4)	Opinion of Counsel of Ropes & Gray LLP. (15)

(j)(1)	Consent of Morningstar, Inc. (5)

(j)(2)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	Amended and Restated Distribution Plan pursuant to Rule 12b-1. (18)

(m)(2)	Amended and Restated Shareholder Servicing Plan for certain Fund share classes of the Registrant. (18)

(m)(3)	Amended and Restated Shareholder Services Plan for Registrant’s Class T shares. (20)

(m)(4)	Shareholder Servicing Plan Implementation Agreement for certain Fund share classes of the Registrant between the Registrant, Columbia Funds Series Trust, Columbia Funds Series Trust II and Columbia Management Investment Distributors, Inc. (20)

(m)(5)	Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc. (20)

(n)	Amended and Restated Rule 18f-3 Multi-Class Plan. (18)

(p)(1)	Columbia Funds Family Code of Ethics as revised September, 2009. (16)

(p)(2)	Code of Ethics of Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated May 1, 2010. (17)

(q)(1)	Power of Attorney for John D. Collins, Rodman L. Drake, Douglas A. Hacker, Janet Langford Kelly, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Jonathan Piel, Patrick J. Simpson and Anne-Lee Verville, dated May 1, 2010. (17)

(q)(2)	Power of Attorney for Joseph F. DiMaria, dated May 1, 2010. (17)

(q)(3)	Power of Attorney for Michael G. Clarke, dated May 1, 2010. (17)

(q)(4)	Power of Attorney for J. Kevin Connaughton, dated May 1, 2010. (17)

(q)(5)	Power of Attorney for Michael A. Jones, dated January 24, 2011. (21)

1.	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 16, 2005.
2.	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 24, 2006.
3.	Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 29, 2007.
4.	Incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-148106), filed on or about December 17, 2007.
5.	Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 30, 1996.
6.	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A, filed on or about January 16, 2008.
7.	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 28, 2008.
8.	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2008.
9.	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 25, 2008.
10.	Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 27, 2008.
11.	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 25, 2008.
12.	Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2009.
13.	Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 28, 2009.
14.	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2009.
15.	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 20, 2009.
16.	Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement of the Registrant on Form N-1A, filed on or about December 29, 2009.
17.	Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed on or about May 28, 2010.
18.	Incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 27, 2010.
19.	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2010.
20.	Incorporated by reference to Post-Effective Amendment No. 113 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 24, 2010.
21.	Incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A, filed on or about January 28, 2011.

Item 29.	Persons Controlled by or under Common Control with Registrant

None

Item 30.	Indemnification

Article Five of the Bylaws of Registrant (“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the Agreement and Declaration of Trust nor the Bylaws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. Registrant has also entered into Indemnification Agreements with each of its trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Item 31.	Business and Other Connections of Investment Adviser

To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (the Adviser), the Registrant’s investment adviser, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.

(a)

The Adviser, a wholly-owned subsidiary of Ameriprise Financial, Inc. performs investment advisory services for the Registrant and certain other clients. Information regarding the business of the Adviser and certain of its officers is set forth in the Prospectuses and Statements of Additional Information of the

Registrant’s portfolios and is incorporated herein by reference. Information about the business of the Adviser and the directors and principal executive officers of the Adviser is also included in the Form ADV filed by the Adviser (formerly, RiverSource Investments, LLC) with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which is incorporated herein by reference. In addition to their position with the Adviser, certain directors and officers of the Adviser also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries. Prior to May 1, 2010, when Ameriprise Financial, Inc. acquired the long-term asset management business of Columbia Management Group, LLC from Bank of America, N.A., certain current directors and officers of the Adviser held various positions with, and engaged in business for, Columbia Management Group, LLC or other direct or indirect subsidiaries of Bank of America Corporation.

Item 32.	Principal Underwriter

(a)	Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:

Columbia Acorn Trust; Columbia Frontier Fund, Inc.; Columbia Funds Series Trust; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Insurance Trust I; Columbia Government Money Market Fund, Inc.; Columbia Seligman Communications and Information Fund, Inc.; RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series, Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust; Seligman Capital Fund, Inc.; Seligman Global Fund Series, Inc.; Seligman Growth Fund, Inc.; Seligman LaSalle Real Estate Fund Series, Inc.; Seligman Municipal Fund Series, Inc.; Seligman Municipal Series Trust; Seligman Portfolios, Inc.; Seligman Value Fund Series, Inc., and Wanger Advisors Trust. Columbia Management Investment Distributors, Inc. acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b)	As to each director, principal officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
William F. “Ted” Truscott	Director (Chairman)	Senior Vice President

Michael A. Jones	Director; President	Senior Vice President

Beth Ann Brown	Director; Senior Vice President	None

Amy Unckless	Director; Chief Administrative Officer	None

Jeffrey F. Peters	Senior Vice President	None

Jeffrey P. Fox	Chief Financial Officer	None

Scott Roane Plummer	Vice President, Chief Counsel and Assistant Secretary	Senior Vice President, Secretary and Chief Legal Officer

Stephen O. Buff	Vice President, Chief Compliance Officer	None

Christopher Thompson	Senior Vice President and Head of Investment Products and Marketing	None

Brian Walsh	Vice President, Strategic Relations	None

Frank Kimball	Vice President, Asset Management Distribution Operations and Governance	None

Thomas R. Moore	Secretary	None

Michael E. DeFao	Vice President and Assistant Secretary	None

Paul Goucher	Vice President and Assistant Secretary	Assistant Secretary

Tara Tilbury	Vice President and Assistant Secretary	None

Nancy W. LeDonne	Vice President and Assistant Secretary	None

Ryan C. Larrenega	Vice President and Assistant Secretary	Assistant Secretary

Joseph L. D’Alessandro	Vice President and Assistant Secretary	None

Christopher O. Petersen	Vice President and Assistant Secretary	Assistant Secretary

Eric T. Brandt	Vice President and Assistant Secretary	None

James L. Hamalainen	Treasurer	None

Neysa Alecu	Anti-Money Laundering Officer and Identity Theft Prevention Officer	None

Kevin Wasp	Ombudsman	None

Lee Faria	Conflicts Officer	None

*	c/o Columbia Management Investment Distributors, Inc., 225 Federal Street, Boston, MA 02110

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:

•	Registrant, One Financial Center, Boston, MA 02111 and 225 Federal Street, Boston MA, 02110;

•	Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 100 Federal Street, Boston, MA 02110 and 225 Federal Street, Boston MA, 02110;

•	Registrant’s subadviser, Nordea Investment Management North America, Inc., 437 Madison Avenue, New York, NY 10022;

•	Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111 and 225 Federal Street, Boston MA, 02110;

•	Registrant’s transfer agent, Columbia Management Investment Services Corp., One Financial Center, Boston, MA 02111 and 225 Federal Street, Boston MA, 02110; and

•	Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 and 225 Federal Street, Boston MA, 02110.

In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.

Item 34.	Management Services

Not Applicable

Item 35.	Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of February, 2011.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. Kevin Connaughton	President	February 28, 2011
J. Kevin Connaughton	(Principal Executive Officer)

/s/ Michael G. Clarke	Chief Financial Officer	February 28, 2011
Michael G. Clarke	(Principal Financial Officer)

/s/ Joseph F. DiMaria	Chief Accounting Officer	February 28, 2011
Joseph F. DiMaria	(Principal Accounting Officer)

JOHN D. COLLINS*	Trustee	February 28, 2011
John D. Collins

RODMAN L. DRAKE*	Trustee	February 28, 2011
Rodman L. Drake

DOUGLAS A. HACKER*	Trustee	February 28, 2011
Douglas A. Hacker

MICHAEL A. JONES*	Trustee	February 28, 2011
Michael A. Jones

JANET LANGFORD KELLY*	Trustee	February 28, 2011
Janet Langford Kelly

WILLIAM E. MAYER *	Trustee	February 28, 2011
William E. Mayer

CHARLES R. NELSON*	Trustee	February 28, 2011
Charles R. Nelson

JOHN J. NEUHAUSER*	Trustee	February 28, 2011
John J. Neuhauser

JONATHAN PIEL*	Trustee	February 28, 2011
Jonathan Piel

PATRICK J. SIMPSON*	Trustee	February 28, 2011
Patrick J. Simpson

ANNE-LEE VERVILLE*	Trustee	February 28, 2011
Anne-Lee Verville

*By:	/s/ Ryan C. Larrenaga
Ryan C. Larrenaga**
Attorney-in-Fact February 28, 2011

**	Executed by Ryan C. Larrenaga on behalf of Michael A. Jones pursuant to a Power of Attorney dated January 24, 2011 and incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on January 28, 2011, and on behalf of each of the other Trustees pursuant to a Power of Attorney dated May 1, 2010 and incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed with the Commission on May 28, 2010.

EXHIBIT INDEX

Exhibit No.	Description

(j)(2)	Consent of PricewaterhouseCoopers LLP